As filed with the Securities and Exchange Commission on August 28, 2012

1933 Act File No.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO.	☐

MFS® VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

500 Boylston, Street, Boston,

Massachusetts 02116

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: 617-954-5000

Susan S. Newton, Massachusetts Financial Services Company,

500 Boylston Street,

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after the effective date of the registration statement.

Title of Securities Being Registered: Initial Class and Service Class shares of beneficial interest in the series of the Registrant designated MFS Growth Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Research Bond Series, MFS Research Series, and MFS Value Series, each a series of MFS Variable Insurance Trust.

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. PURSUANT TO RULE 429, THIS REGISTRATION STATEMENT RELATES TO SHARES PREVIOUSLY REGISTERED ON FORM N-1A (FILE NO. 33-74668)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON

SEPTEMBER 27, 2012 PURSUANT TO RULE 488

Sun Capital Advisers Trust

SC WMC Large Cap Growth Fund

SC Davis Venture Value Fund

SC WMC Blue Chip Mid Cap Fund

SC Invesco Small Cap Growth Fund

Sun Capital Investment Grade Bond Fund

SC PIMCO Total Return Fund

SC Lord Abbett Growth & Income Fund

SC PIMCO High Yield Fund

One Sun Life Executive Park

Wellesley Hills, MA 02481

[Phone number]

[    ], 2012

Dear Variable Contract Owner:

I am writing to let you know that a joint special meeting of the shareholders of SC WMC Large Cap Growth Fund, SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund, SC Invesco Small Cap Growth Fund, Sun Capital Investment Grade Bond Fund, SC PIMCO Total Return Fund, SC Lord Abbett Growth & Income Fund and SC PIMCO High Yield Fund (each, an “Acquired Fund” and, together, the “Acquired Funds”), each a series of Sun Capital Advisers Trust (“Sun Capital Trust”), will be held on November 26, 2012 (the “Meeting”). Although the only shareholders of record of the Acquired Funds are (i) Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) or Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”) (collectively, the “Companies”) and (ii) certain “funds of funds” advised by Sun Capital Advisers LLC and subadvised by a third party sub adviser, which “funds of funds” are owned exclusively by the Companies, you, as an owner of record of a variable annuity contract or variable life insurance policy (the “variable contract”) with amounts allocated to an Acquired Fund, have the right to instruct the Companies as to the manner in which shares of the Fund attributable to your variable contract should be voted. Details about the Meeting and ways that you can submit your voting instructions to the Companies are included in the enclosed Joint Prospectus/Proxy Statement.

As record owners of the Acquired Funds’ shares, the Companies will be asked to approve a reorganization of the Acquired Funds into the corresponding Funds listed below (each, an “Acquiring Fund” and, together, the “Acquiring Funds”) (each, a “Reorganization” and, together, the “Reorganizations”):

Acquired Funds		Acquiring Funds

SC WMC Large Cap Growth Fund	—	MFS Growth Series

SC Davis Venture Value Fund,	—	MFS Research Series

SC WMC Blue Chip Mid Cap Fund	—	MFS Mid Cap Growth Series

SC Invesco Small Cap Growth Fund	—	MFS New Discovery Series

Sun Capital Investment Grade Bond Fund	—	MFS Research Bond Series

SC PIMCO Total Return Fund	—	MFS Research Bond Series

SC Lord Abbett Growth & Income Fund	—	MFS Value Series

SC PIMCO High Yield Fund	—	MFS High Yield Portfolio

With respect to each Reorganization: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will terminate. As a result, each shareholder of an Acquired Fund will become a shareholder of the corresponding Acquiring Fund. The total value of all shares of each Acquiring Fund issued in the applicable Reorganization will equal the total value of the net assets of its corresponding Acquired Fund. The number of full and fractional shares of an Acquiring Fund received by a shareholder of an Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange on the closing date of the Reorganization. Holders of Initial Class and Service Class shares of each Acquired Fund, as applicable, will receive Initial Class and Service Class shares, respectively, of the corresponding Acquiring Fund. If approved by shareholders of the Acquired Funds, each Reorganization is expected to occur as of the close of regularly scheduled trading on the New York Stock Exchange on December 7, 2012.

Each Reorganization is intended to result in a combined Acquiring Fund that has the potential to achieve a better long-term performance record and has stronger prospects for growth and potential opportunities for economies of scale than the corresponding Acquired Fund. Each Acquiring Fund has investment objectives and principal investment strategies that are similar to those of the corresponding Acquired Fund.

As discussed in “Overview” in the enclosed Joint Prospectus/Proxy Statement, each of the Reorganizations is being proposed as part of a larger strategic plan for the Trust and the Funds.

After careful consideration, Sun Capital Trust’s Board of Trustees has unanimously determined that the reorganization of the Acquired Funds into the Acquiring Funds would be in the best interest of each of the Acquired Funds. For this reason, the Trustees recommend that you provide voting instructions for the Companies to vote FOR the proposed transaction by completing the enclosed Voting Instruction Form. This proposed reorganization is detailed in the enclosed Joint Prospectus/Proxy Statement. For your convenience, an overview of the transaction is included in question and answer format at the beginning of the Joint Prospectus/Proxy Statement. You should read both thoroughly before voting.

Important Explanatory Note:

In order to achieve an efficient and orderly transition under the transfer and integration plan discussed in “Overview” in the enclosed Joint Prospectus/Proxy Statement, a number of proposals are being presented to contract holders simultaneously. In some cases, this may result in a contract holder being asked to provide voting instructions on separate proposals that may appear to be contradictory (e.g., to approve a new advisory agreement between the Sun Capital Trust, on behalf of a fund, and Massachusetts Financial Services Company (“MFS”), as described in a separate proxy statement, and to approve a merger of the same fund, as described herein, into an MFS Fund). You are being asked to vote nevertheless on all of the proposals relevant to your fund(s) in order to ensure that the transition described herein can be effected in a timely manner and to ensure that the funds may continue to have adequate supervision and management if certain proposals are not approved by the transition date.

PLEASE PROVIDE VOTING INSTRUCTIONS ON ALL PROPOSALS THAT ARE APPLICABLE TO THE FUNDS THAT HAVE BEEN PURCHASED UNDER YOUR CONTRACT.

As noted above, you will separately receive a proxy statement contemplating the non-merger related proposals described above relating to certain or all of the Funds that have been purchased under your contract.

PLEASE COMPLETE EACH OF THE VOTING INSTRUCTION FORM(S) ENCLOSED WITH EACH SET OF MATERIALS THAT YOU RECEIVE.

YOUR VOTE MAKES A DIFFERENCE

Please take a moment now to provide your voting instructions by one of the methods described on the enclosed Voting Instruction Form. For more information, please call [phone number]. For your voting instructions to be counted, Sun Life (U.S.) or Sun Life (N.Y.) must receive them by 5:00 p.m. Eastern time on November 25, 2012. I thank you for your prompt attention to this matter.

Sincerely,

John T. Donnelly
President
Sun Capital Advisers Trust

Sun Capital Advisers Trust

SC WMC Large Cap Growth Fund

SC Davis Venture Value Fund

SC WMC Blue Chip Mid Cap Fund

SC Invesco Small Cap Growth Fund

Sun Capital Investment Grade Bond Fund

SC PIMCO Total Return Fund

SC Lord Abbett Growth & Income Fund

SC PIMCO High Yield Fund

One Sun Life Executive Park

Wellesley Hills, MA 02481

[Phone number]

NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS

To be Held November 26, 2012

NOTICE IS HEREBY GIVEN of a Joint Special Meeting of Shareholders (the “Meeting”) of SC WMC Large Cap Growth Fund, SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund, SC Invesco Small Cap Growth Fund, Sun Capital Investment Grade Bond Fund, SC PIMCO Total Return Fund, SC Lord Abbett Growth & Income Fund and SC PIMCO High Yield Fund (each, an “Acquired Fund” and, together, the “Acquired Funds”), each a series of Sun Capital Advisers Trust, a Delaware business trust (“Sun Capital Trust”), to be held at the offices of Sun Capital Trust, One Sun Life Executive Park, Wellesley Hills, MA 02481, on November 26, 2012, at 11:00 a.m. Eastern time for the following purposes:

ITEM 1.	To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (an “Agreement”) by and between Sun Capital Trust, on behalf of the Acquired Funds, and MFS Variable Insurance Trust (“MFS VIT”), a Massachusetts business trust, on behalf of MFS Growth Series, MFS Research Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Research Bond Series and MFS Value Series (each, an “Acquiring Fund”), or MFS Variable Insurance Trust II (“MFS VIT II”), a Massachusetts business trust, on behalf of MFS High Yield Portfolio (an “Acquiring Fund” and, together with each other Acquiring Fund, the “Acquiring Funds”), providing for the transfer of assets to and the assumption of liabilities of each Acquired Fund by the applicable Acquiring Fund in exchange solely for shares of beneficial interest of the applicable Acquiring Fund, and the distribution of Acquiring Fund shares to the shareholders of the applicable Acquired Fund in complete liquidation and termination of each Acquired Fund.

Proposal 1:	Approval of an Agreement providing for the reorganization of SC WMC Large Cap Growth Fund into MFS Growth Series. (Only shareholders of SC WMC Large Cap Growth Fund will vote on Proposal 1.)

Proposal 2:	Approval of an Agreement providing for the reorganization of SC Davis Venture Value Fund into MFS Research Series. (Only shareholders of SC Davis Venture Value Fund will vote on Proposal 2.)

Proposal 3:	Approval of an Agreement providing for the reorganization of SC WMC Blue Chip Mid Cap Fund into MFS Mid Cap Growth Series. (Only shareholders of SC WMC Blue Chip Mid Cap Fund will vote on Proposal 3.)

Proposal 4:	Approval of an Agreement providing for the reorganization of SC Invesco Small Cap Growth Fund into MFS New Discovery Series. (Only shareholders of SC Invesco Small Cap Growth Fund will vote on Proposal 4.)

Proposal 5:	Approval of an Agreement providing for the reorganization of Sun Capital Investment Grade Bond Fund into MFS Research Bond Series. (Only shareholders of Sun Capital Investment Grade Bond Fund will vote on Proposal 5.)

Proposal 6:	Approval of an Agreement providing for the reorganization of SC PIMCO Total Return Fund into MFS Research Bond Series. (Only shareholders of SC PIMCO Total Return Fund will vote on Proposal 6.)

Proposal 7:	Approval of an Agreement providing for the reorganization of SC Lord Abbett Growth & Income Fund into MFS Value Series. (Only shareholders of SC Lord Abbett Growth & Income Fund will vote on Proposal 7.)

Proposal 8:	Approval of an Agreement providing for the reorganization of SC PIMCO High Yield Fund into MFS High Yield Portfolio. (Only shareholders of SC PIMCO High Yield Fund will vote on Proposal 8.)

ITEM 2.	To transact such other business as may properly come before the Meeting and any adjournment(s) thereof.

YOUR TRUSTEES UNANIMOUSLY RECOMMEND THAT

YOU VOTE FOR ITEM 1.

To owners of variable annuity contracts or variable life insurance policies (“variable contracts”) issued by Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) or Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”) with contract values allocated to separate accounts invested in shares of series of Sun Capital Trust (as defined below).

Shares of the Acquired Funds are held exclusively by (i) Sun Life (U.S.) or Sun Life (N.Y.) (collectively, the “Companies”) and (ii) certain “funds of funds” advised by Sun Capital Advisers LLC (“Sun Capital”) and subadvised by a third party sub adviser, which “funds of funds” are owned exclusively by the Companies. With respect to shares of the Acquired Funds that are held by the Companies and attributed to variable contracts having contract values allocated to separate accounts invested in such shares, the Companies hereby solicit, and will vote their shares of each Acquired Fund at the Meeting in accordance with, timely instructions received from owners of those variable contracts. Sun Capital will cause the relevant “funds of funds” advised by it to vote their shares of the Acquired Funds in proportion to those for which Sun Life (U.S.) and Sun Life (N.Y.) together receive timely instructions from persons entitled to give voting instructions.

As a variable contract owner of record at the close of business on September 4, 2012 (the “Record Date”), you have the right to instruct Sun Life (U.S.) or Sun Life (N.Y.) as to the manner in which shares of the applicable Acquired Funds attributable to your variable contract(s) should be voted. To assist you in giving your instructions, a Voting Instruction Form is enclosed. In addition, a Joint Proxy Statement for the Acquired Funds is attached to this Notice and describes the matters to be voted upon at the Meeting or any adjournment(s) thereof.

The Board of Trustees of Sun Capital Trust, including the Trustees who are not “interested” (as defined in the Investment Company Act of 1940, as amended) persons of Sun Capital Trust, unanimously recommends that the owners of variable contracts funded by investments in the Acquired Funds instruct Sun Life (U.S.) and Sun Life (N.Y.) to vote “FOR” the proposed transaction by completing the enclosed Voting Instruction Form.

Your vote is important. Whether or not you expect to attend the Meeting, please follow the steps on the enclosed Voting Instruction Form to provide voting instructions. For your voting instructions to be counted, Sun Life (U.S.) or Sun Life (N.Y.) must receive them by 5:00 p.m. Eastern time on November 25, 2012.

By order of the Board of Trustees,

Maura A. Murphy, Esq.
Chief Legal Officer and Secretary

[    ], 2012

Joint Prospectus/Proxy Statement

[    ], 2012

MFS VARIABLE INSURANCE TRUST and MFS VARIABLE INSURANCE TRUST II

500 Boylston Street

Boston, Massachusetts 02116-3741

(617) 954-5000

*     *     *     *     *

This Joint Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Trustees of Sun Capital Advisers Trust (“Sun Capital Trust”) (the “Sun Capital Trust Board”) of proxies to be used at a Special Meeting of Shareholders of Sun Capital Trust to be held at One Sun Life Executive Park, Wellesley Hills, MA 02481, on November 26, 2012, at 11:00 a.m. Eastern time (the “Meeting”).

At the Meeting, shareholders of each of the eight series of Sun Capital Trust listed below (each, an “Acquired Fund” and, together, the “Acquired Funds”) will separately be asked to consider and approve a proposed Agreement and Plan of Reorganization (the “Agreement”) providing for the combination of the applicable Acquired Fund into the corresponding series of MFS Variable Insurance Trust (“MFS VIT”) or MFS Variable Insurance Trust II (“MFS VIT II”) listed below (each, an “Acquiring Fund” and, together, the “Acquiring Funds”) (each a “Reorganization” and, together, the “Reorganizations”):

Acquired Funds		Acquiring Funds
SC WMC Large Cap Growth Fund	—	MFS Growth Series (the “Large Cap Growth Reorganization”)

SC Davis Venture Value Fund,	—	MFS Research Series (the “Venture Value Reorganization”)

SC WMC Blue Chip Mid Cap Fund	—	MFS Mid Cap Growth Series (the “Mid Cap Reorganization”)

SC Invesco Small Cap Growth Fund	—	MFS New Discovery Series (the “Small Cap Growth Reorganization”)

Sun Capital Investment Grade Bond Fund	—	MFS Research Bond Series (the “Investment Grade Reorganization”)

SC PIMCO Total Return Fund	—	MFS Research Bond Series (the “Total Return Reorganization”)

SC Lord Abbett Growth & Income Fund	—	MFS Value Series (the “Growth & Income Reorganization”)

SC PIMCO High Yield Fund	—	MFS High Yield Portfolio (the “High Yield Reorganization”)

If the proposed Reorganizations are approved, each shareholder of each Acquired Fund will receive a number of full and fractional shares of the corresponding class of shares of the applicable Acquiring Fund equal in value at the date of the exchange to the total value of the shareholder’s Acquired Fund shares, and the Acquired Fund will be terminated. Both the Acquiring Funds and the Acquired Funds are registered open-end management investment companies (mutual funds). The address and telephone number of the Acquired Funds is: Sun Capital Advisers Trust, One Sun Life Executive Park, Wellesley Hills, MA 02481, [phone number]. The address and telephone number of the Acquiring Funds is listed above. The Acquiring Funds and the Acquired Funds are sometimes collectively referred to herein as the “Funds,” and each individually sometimes referred to herein as a “Fund.”

i

As of the date of this Joint Prospectus/Proxy Statement, the Acquired Funds issue and sell their shares to sub-accounts within certain separate accounts (the “Separate Accounts”) of Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) and Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)” and together with Sun Life (U.S.), the “Companies”). The Separate Accounts are established to fund benefits under variable annuity and variable life insurance contracts (each, a “Contract”) issued by the Companies. Owners, participants, and payees under the Contracts who have allocated the value of their Contracts in the Separate Accounts to an Acquired Fund sub-account (“Contract Holders”) have an indirect interest in such Acquired Fund. As the owners of the assets held in the Separate Accounts, the Companies are shareholders of record of each Acquired Fund, and are entitled to vote their shares of each Acquired Fund. The Companies vote their shares, however, in accordance with instructions received from Contract Holders. The Notice of Joint Special Meeting of Shareholders and this Joint Prospectus/Proxy Statement are being delivered to Contract Holders who have allocated some portion of their Contract’s value to an Acquired Fund sub-account associated with their Separate Account, so that they may instruct the Companies how to vote the shares of the applicable Acquired Fund underlying their Contracts. As used herein, the term “shareholders” and the terms “you” and “your” refer to the Separate Accounts and/or the Contract Holders, depending on the context.

This document provides you with the information you need to give voting instructions on the proposed Reorganizations. Much of the information is required under rules of the Securities and Exchange Commission (the “SEC”), and some is technical. If there is anything you do not understand, please contact Sun Capital Advisers Trust by calling [phone number].

The only shareholders of record of the Acquired Funds are (i) the Companies, and (ii) certain “funds of funds” advised by Sun Capital Advisers LLC (“Sun Capital”) and subadvised by a third party sub adviser, which “funds of funds” are owned exclusively by the Companies. Sun Capital will cause the relevant “funds of funds” advised by it to vote their shares of the Acquired Funds in proportion to those for which Sun Life (U.S.) and Sun Life (N.Y.) together receive timely instructions from persons entitled to give voting instructions.

All proxies solicited by the Sun Capital Trust Board that are properly executed and received by the Secretary prior to the Meeting, and not revoked, will be voted at the Meeting. The Companies will vote each Acquired Fund’s shares at the Meeting in accordance with the instructions timely received from persons entitled to give voting instructions under the Contracts funded through the Separate Accounts. The Companies will vote the shares attributable to Contracts for which they do not receive voting instruction cards, and shares the Companies own directly due to their contributions to or accumulations in the Separate Accounts, in the same proportion as the shares for which they receive voting instruction cards. Because of this method of proportional voting, a small number of Contract Holders may determine the outcome of a vote.

If a voting instruction card is signed and dated, but gives no voting instructions, shares will be voted “for” the proposal described in this Joint Prospectus/Proxy Statement. For your voting instructions to be counted, Sun Life (U.S.) or Sun Life (N.Y.) must receive them by 5:00 p.m. Eastern time on November 25, 2012.

This Joint Prospectus/Proxy Statement explains concisely what you should know before providing voting instructions on the proposed Reorganizations or investing in the Acquiring Funds. Please read it carefully and keep it for future reference.

This Joint Proxy Statement constitutes a Prospectus of each Acquiring Fund, which is dated [    ], 2012, filed by MFS VIT and MFS VIT II with the SEC as part of each trust’s Registration Statement on Form N-14.

The following documents, which have been filed with the SEC, contain additional information about Sun Capital Trust, MFS VIT, MFS VIT II and the Funds.

(i) the Initial Class and Service Class Prospectuses of the applicable Acquiring Funds, each dated April 29, 2012, as supplemented from time to time;

(ii) the Initial Class and Service Class Prospectuses of the Acquired Funds, each dated May 1, 2012, as supplemented from time to time;

(iii) the Statement of Additional Information, dated April 29, 2012, of the MFS Variable Insurance Trust, as supplemented from time to time (the “MFS VIT SAI”), which includes information about certain of the Acquiring Funds;

(iv) the Statement of Additional Information, dated April 29, 2012, of the MFS Variable Insurance Trust II, as supplemented from time to time (the “MFS VIT II SAI”), which includes information about an Acquiring Fund;

(v) the Statement of Additional Information, dated May 1, 2012, of Sun Capital Advisers Trust, as supplemented from time to time (the “Sun Capital Trust SAI”), which includes information about the Acquired Funds;

(vi) the applicable Acquiring Funds’ Annual Reports to Shareholders for the fiscal year ended December 31, 2011;

(vii) the applicable Acquiring Funds’ Semi-Annual Reports to Shareholders for the fiscal period ended June 30, 2012;

(viii) the Annual Report to Shareholders of the Acquired Funds for the fiscal year ended December 31, 2011;

(ix) the Semi-Annual Report to Shareholders of the Acquired Funds for the fiscal period ended June 30, 2012;

and

(x) a Statement of Additional Information (“SAI”), dated [    ], 2012, relating to this Joint Prospectus/Proxy Statement and the proposed Reorganizations.

For a free copy of any of the above documents listed as items (ii), (v), (viii) and (ix), please contact Sun Capital Advisers Trust, either by mailing One Sun Life Executive Park, Wellesley Hills, MA 02481 or by calling [phone number]. For a free copy of any of the above documents listed as items (i), (iii), (iv), (vi), (vii) and (x), please contact [MFS Service Center, Inc., either by mailing P.O. Box 55824, Boston, Massachusetts 02205-5824 or by calling 1-800-225-2606.]

The SAI has been incorporated by reference into this Joint Prospectus/Proxy Statement. The SAI incorporates by reference the MFS VIT SAI and MFS VIT II SAI, insofar as they relate to the Acquiring Funds, and the Sun Capital Trust SAI, insofar as it relates to the Acquired Funds. For purposes of this Joint Prospectus/Proxy Statement, references to information found or included in the SAI include information incorporated by reference from the MFS VIT SAI, MFS VIT II SAI and Sun Capital Trust SAI.

Proxy materials, registration statements, and other information filed by the Funds can be inspected and copied at the Public Reference Room maintained by the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549 and at the public reference facilities in the SEC’s Northeast and Midwest regional offices, at 3 World Financial Center, New York, NY 10281 and at 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604, respectively. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. You may also access material and other information about the Funds on the SEC’s Internet site at http://www.sec.gov. The SEC file numbers for the documents listed above as items (ii), (v), (viii) and (ix) are 333-59093 and 811-08879. The SEC file numbers for the documents listed above as items (i), (iii), (iv), (vi) and (vii) are 033-74668 and 811-08326 for MFS Variable Insurance Trust and 002-83616 and 811-03732 for MFS Variable Insurance Trust II. The SEC file number for the SAI relating to this Prospectus/Proxy Statement is [    ].

The securities offered by this Joint Prospectus/Proxy Statement have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of such Joint Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

OVERVIEW	1

Proposal 1 APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF SCSM WMC LARGE CAP GROWTH FUND INTO MFS® GROWTH SERIES	8

Proposal 2 APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF SCSM DAVIS VENTURE VALUE FUND INTO MFS® RESEARCH SERIES	21

Proposal 3 APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF SCSM WMC BLUE CHIP MID CAP FUND INTO MFS® MID CAP GROWTH SERIES	36

Proposal 4 APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF SCSM INVESCO SMALL CAP GROWTH FUND INTO MFS® NEW DISCOVERY SERIES	50

Proposal 5 APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF SUN CAPITAL INVESTMENT GRADE BOND FUND® INTO MFS® RESEARCH BOND SERIES	66

Proposal 6 APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF SCSM PIMCO TOTAL RETURN FUND INTO MFS® RESEARCH BOND SERIES	86

Proposal 7 APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF SCSM LORD ABBETT GROWTH & INCOME FUND INTO MFS® VALUE SERIES	111

Proposal 8 APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF SCSM PIMCO HIGH YIELD FUND INTO MFS® HIGH YIELD PORTFOLIO	124

GENERAL	149

BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATIONS	150

INFORMATION ABOUT THE REORGANIZATIONS	153

INVESTMENT MANAGEMENT	163

ADDITIONAL INFORMATION ABOUT THE FUNDS	169

VOTING INFORMATION	189

APPENDIX: COMPARISON OF SUN CAPITAL TRUST AND MFS VIT AND MFS VIT II	A1

EXHIBIT A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION	1-A

EXHIBIT B: OWNERSHIP OF SHARES	1-B

EXHIBIT C: FINANCIAL HIGHLIGHTS	1-C

STATEMENT OF ADDITIONAL INFORMATION	B-1

PRO FORMA FINANCIAL INFORMATION	B-3

OVERVIEW

The following is an overview of certain information contained in or incorporated by reference in this Joint Prospectus/Proxy Statement. This overview is only a summary and is qualified in its entirety by the more detailed information contained or incorporated by reference in this Joint Prospectus/Proxy Statement and the Agreement. Shareholders should carefully review this Joint Prospectus/Proxy Statement and the Agreement in their entirety.

Overview of the Reorganizations

This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Sun Capital Trust Board of proxies to be used at the Meeting. The Sun Capital Trust Board has designated September 4, 2012 as the record date for determining shareholders eligible to vote at the Meeting (the “Record Date”). All shareholders of record at the close of business on the Record Date are entitled to one vote for each share (and fractional votes for fractional shares) of beneficial interest of an Acquired Fund.

At its meeting held on August 13-14, 2012, the Sun Capital Trust Board, including all the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), approved the Agreement providing for the Reorganization of each Acquired Fund into its corresponding Acquiring Fund.

On December 12, 2011, Sun Life Financial, Inc. (“Sun Life Financial”) (NYSE: SLF), the parent company of Sun Life (U.S.) and Sun Life (N.Y.), announced that Sun Life (U.S.) and Sun Life (N.Y.) would cease new sales of variable contracts effective December 30, 2011. Although Sun Life (U.S.) and Sun Life (N.Y.) will continue to uphold their obligations to Contract Holders in accordance with the terms of their variable contracts, the cessation of sales of new contracts is expected to have significant consequences for the Sun Capital Trust and its series (referred to in this “Overview” section as a “Fund” or collectively, as the “Funds”), as described in more detail below. As a result, the Sun Capital Trust Board has approved, and recommended that shareholders and Contract Holders of the Funds approve, a number of proposals designed to address these consequences and to better position the Sun Capital Trust for the future.

Impact on the Sun Capital Trust and Funds

Throughout the Sun Capital Trust’s history, the sole source of new cash flows into the Sun Capital Trust has been the allocation of Contract values by Contract Holders of Sun Life (U.S.) and Sun Life (N.Y.) Contracts. The Sun Capital Trust has not offered its shares to other eligible investors such as qualified retirement plans or to separate accounts of unaffiliated insurance companies. Due to tax requirements, the Funds may be offered only to insurance company separate accounts and qualified retirement plans. Accordingly, alternative sources of cash flows are limited to unaffiliated insurance companies and such plans. The Sun Capital Trust’s adviser, Sun Capital, and principal underwriter, Clarendon Insurance Agency, Inc. (“Clarendon”), currently have no such third party distribution structure in place and do not intend to establish such a structure in the near future. Absent the establishment of, or transfer to, a platform for new distribution to such channels, the assets of the Trust are expected to decline as inflows diminish and outflows occur as a result of the surrender or maturation of the Contracts. While individual Funds might periodically experience net increases in assets from reallocations of existing Contract values (by transfers among investment options), the overall trend would be negative cash flows and declining assets.

Negative cash flows and declining assets present a variety of potential negative consequences for the operation of the Funds. Negative cash flows require the Funds’ portfolio managers to liquidate holdings they might otherwise prefer to hold, or to do so at inopportune times or before an investment idea has been able to achieve its expected potential. Likewise, they may cause portfolio managers to refrain from making new investments that have attractive long-term prospects due to the concern that the holding may need to be liquidated well before it can reach that potential. Portfolio managers may also feel the need to hold significant amounts of uninvested cash in order to avoid liquidating investments, which uninvested cash may reduce returns on the overall portfolio. As a Fund becomes smaller, its portfolio managers may also face challenges in achieving desired levels of diversification of holdings and may find it more difficult to negotiate favorable terms with regard to pricing or execution costs for securities transactions. In short, negative cash flows and declining assets may present significant difficulties for the investment management process.

In addition, as assets decrease, Fund expenses are spread over a smaller and smaller asset base, resulting in higher expense ratios, which will adversely affect Fund performance. Smaller assets also reduce revenues to the Fund’s investment adviser and, as applicable, subadviser. Smaller revenues make it difficult for the adviser to ensure the provision of adequate personnel and other resources to support and enhance the Fund’s investment and other operations, including attracting and retaining talented investment, operations, legal, compliance and other personnel. In the case of an adviser such as Sun Capital, which generally serves as a “manager of managers” by selecting and overseeing third party subadvisers for the Funds, declining assets and declining adviser revenues make it more difficult to attract, retain and compensate high quality subadvisers.

Further, in the case of Funds that have not reached the scale necessary to bear their own expenses fully while maintaining competitive expense ratios, Sun Capital has historically waived its advisory fees and subsidized Fund expenses in order to keep expense ratios at competitive levels. In view of the relatively small size of these Funds, and the expected decline in assets of all Funds resulting from the cessation of new sales of Sun Life (U.S.) and Sun Life (N.Y.) variable contracts, Sun Capital has determined, and informed the Sun Capital Trust’s Board, that the continuation of these waivers and subsidies will not be feasible as assets and advisory fee revenues decline. In that event, Contract Holders would have to bear expenses at a relatively high level as Fund assets decrease, and this would likely make each Fund unattractive to Contract Holders unless a plan is implemented that would be effective in providing the Funds with positive cash flows to increase asset levels.

Options Considered by Management

In response to the expected challenges described above, management of the Sun Capital Trust and Sun Capital, working with the management of Sun Life Financial, Sun Life (U.S.), and Sun Life (N.Y.), considered a variety of options for the Sun Capital Trust and each Fund with the goal of better positioning the Funds for future investment success and growth and for avoiding the negative consequences that would otherwise be expected to result from the decline in cash flows from new contract sales and related declines in assets.

In particular, management sought an approach designed to provide both high quality investment management and asset growth through broader distribution. Ensuring continued high quality investment management involved seeking out a manager with a strong investment record and considerable resources and scale. Positioning the Funds for continued growth through broader distribution involved seeking a distribution platform having considerable existing penetration in the third party insurance and qualified retirement plan markets. As investment performance and asset growth are very closely related, management concluded that finding a platform that was strong in both investment management and distribution was essential to the future success of the Funds and to preserving their utility as underlying investment options for the Contract Holders of Sun Life (U.S.) and Sun Life (N.Y.) variable contracts.

Management considered potential relationships with a variety of variable insurance fund sponsors and received several proposals from such firms, including its affiliate, Massachusetts Financial Services Company (“MFS”).

Transfer and Integration Plan with MFS

After considerable exploration of alternatives, management proposed to the Sun Capital Trust’s Board, and the Board approved, a transition and integration plan whereby management of the Funds would be transferred to MFS, and the Sun Capital Trust would be integrated into the MFS funds.

In addition to being one of the country’s largest and oldest investment managers, with $278.2 billion in assets under management (as of June 30, 2012), MFS is also one of the larger managers of variable insurance funds, with over $36 billion under management in this sector, comprised of $16 billion of assets of its own funds and $20 billion in third party funds managed in subadvisory arrangements, each as of June 30, 2012. The MFS funds include some 38 different variable insurance funds, representing a broad array of investment strategies and styles. The MFS funds also have a strong distribution network, with extensive relationships with third party insurance companies and qualified retirement plans. In fact, of the MFS funds’ $16 billion in total variable insurance fund assets, only approximately $7 billion is attributable to Sun Life Financial affiliated separate accounts. Through integration with the MFS funds, it is anticipated that the Sun Capital Trust will benefit from the extensive investment management expertise of MFS, the significant scale of MFS’ investment operations generally and its variable insurance fund complex in particular (which would itself be increased by $6.5 billion under the plan), as well as the strong third party distribution network MFS has developed over many years in this area. It is also anticipated that the integration would result in significant economies and efficiencies for the Funds.

Key Elements of the Plan

Pursuant to this plan, it is proposed that: (i) the current trustees of the MFS funds be elected to the Sun Capital Trust’s Board in place of the current Trustees; (ii) each Fund enter into an investment advisory agreement with MFS and terminate its agreement with Sun Capital and, if applicable, its subadviser; (iii) certain Funds be merged into MFS funds having similar investment objectives and strategies; and (iv) certain funds be liquidated.

Proposals relating to the Fund mergers described in (iii) above are described in this Joint Prospectus/Proxy Statement. Proposals relating to (i), (ii) and (iv) above, as well certain other proposals intended to facilitate the Sun Capital Trust’s integration into the MFS funds, are set forth in a separate proxy statement that you will receive in connection with separate meetings of shareholders of the Sun Capital Trust and Funds. Certain of the proposals contained in the separate proxy statement are pertinent to your Fund(s) while others are not.

In addition, it is expected that the name of (i) the Sun Capital Trust would be changed to “MFS Variable Insurance Trust III,” and (ii) each Fund would be changed to reflect the name of the relevant MFS strategy applicable to the Fund and eliminate “Sun Capital” or “SC” and include “MFS.” It is also expected that the Funds’ names would include the word “Portfolio” rather than “Fund.”

Timeline for Completion of Plan

It is currently anticipated that the implementation of the plan would be completed by early December of 2012, subject to approval by shareholders. Completion of implementation by this date would minimize anticipated declines in assets and their related consequences, facilitate an orderly transition among Sun Capital Trust service providers, and avoid imposing on the Sun Capital Trust and Sun Capital a variety of costs that would be incurred if the Sun Capital Trust’s current arrangements remained in effect into 2013.

Additional Information

With respect to each Reorganization: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will terminate. As a result, each shareholder of an Acquired Fund will become a shareholder of the corresponding Acquiring Fund. The total value of all shares of each Acquiring Fund issued in a Reorganization will equal the total value of the net assets of its corresponding Acquired Fund. The number of full and fractional shares of an Acquiring Fund received by a shareholder of an Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the closing date of the Reorganization (the “Exchange Date”). Holders of Initial Class and Service Class shares of each Acquired

Fund, as applicable, will receive Initial Class and Service Class shares, respectively, of the corresponding Acquiring Fund. If approved by shareholders of the Acquired Funds, each Reorganization is expected to occur following the close of regularly scheduled trading on the NYSE on December 7, 2012.

Each Reorganization is intended to result in a combined Acquiring Fund that has the potential to achieve a better long-term performance record and has stronger prospects for growth and potential opportunities for economies of scale than the corresponding Acquired Fund. Each Acquiring Fund has investment objectives and principal investment strategies that are similar to those of the corresponding Acquired Fund. Each class of each resulting combined fund after the Reorganization is expected to have total operating expenses (after applicable expense reimbursements) that are the same as or lower than those of the corresponding Acquired Fund class. None of the proposed Reorganizations is contingent upon the approval or consummation of any other Reorganization.

The Sun Capital Trust Board has unanimously approved each Reorganization and believes that each Reorganization is in the best interests of the shareholders of the applicable Acquired Fund. The factors that the Sun Capital Trust Board considered in deciding to approve the Reorganizations are discussed below under “Background and Reasons for the Proposed Reorganizations.”

Each Reorganization is expected to be a nontaxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of each Acquired Fund. See “Information About the Reorganizations — Federal Income Tax Consequences.”

Immediately prior to a Reorganization, an Acquired Fund may in certain situations not comply with its investment policies. The Reorganizations will not result in any material change in the purchase and redemption procedures of the Funds. See “Additional Information About the Funds — Purchase and Redemption of Shares.”

MFS, the Acquiring Funds’ investment adviser, has agreed to pay each Acquired Fund’s reasonable direct costs associated with each Reorganization (such as legal and accounting fees, proxy printing, preparation and mailing costs, and proxy solicitation and shareholder meeting costs). The one-time fees and expenses expected to be incurred by each Acquired Fund in connection with the consummation of the transactions contemplated by the Agreement, which MFS will bear, (collectively, the “Reorganization Costs”) are estimated at $88,125 per Acquired Fund. The Acquired Funds will each separately bear, however, any brokerage commissions and other transaction costs associated with repositioning each Acquired Fund’s portfolio holdings in connection with the Reorganization. Based on June 30, 2012 asset sizes and holdings it is currently anticipated that the Acquired Funds would incur brokerage commissions and other transaction costs associated with selling and buying portfolio investments to reposition its holdings prior to the Reorganization as follows: approximately $84,000, SC WMC Large Cap Growth Fund; approximately $141,000, SC Davis Venture Value Fund; approximately $105,000, SC WMC Blue Chip Mid Cap Fund; approximately $36,000, SC Invesco Small Cap Growth Fund; approximately $315,000, Sun Capital Investment Grade Bond Fund; approximately $389,000, SC PIMCO Total Return Fund; approximately $275,000, SC Lord Abbett Growth & Income Fund; and approximately $91,000, SC PIMCO High Yield Fund.

Except for any legal expenses incurred by the MFS New Discovery Series in connection with that Reorganization (which expenses MFS has agreed to pay), each Acquiring Fund will bear its own fees and expenses associated with a Reorganization.

Questions and Answers

The questions and answers thereto that follow provide an overview of matters that may be particularly relevant to shareholders considering the proposed Reorganizations. These answers are qualified in their entirety by the remainder of the Joint Prospectus/Proxy Statement, which contains additional information and further details regarding the proposed Reorganizations.

1.	What is being proposed?

The Sun Capital Trust Board is recommending that shareholders of each of the Acquired Funds approve the Reorganizations of the Acquired Funds into the Acquiring Funds. If the Reorganizations are approved by shareholders, the assets and liabilities of each Acquired Fund will be transferred to the corresponding Acquiring Fund. In consideration therefor, each Acquiring Fund shall deliver to the applicable Acquired Fund a number of shares of the Acquiring Fund having an aggregate net asset value equal to the net asset value of the Acquired Fund. Immediately following the transfer, the Acquiring Fund shares received by each Acquired Fund will be distributed to its shareholders in proportion to their holdings in such Acquired Fund, and each Acquired Fund will be terminated as soon as reasonably practicable thereafter.

2.	What will happen to the portion of my Contract’s value indirectly invested in shares of an Acquired Fund as a result of the Reorganizations?

Shares of each Acquired Fund will, in effect, be exchanged for shares of the same class of the corresponding Acquiring Fund with an equal total net asset value as of the date of the exchange, on what is expected to be a tax-free basis to Contract Holders. The Acquired Funds will then be terminated.

3.	Why are the Reorganizations being proposed, and what are the benefits of merging the Acquired Funds into the Acquiring Funds?

As discussed above in “Overview,” each of the Reorganizations is being proposed as part of a larger strategic plan for the Sun Capital Trust and the Funds. This plan involves the integration of the Sun Capital Trust and its various Funds into the MFS funds with MFS serving as adviser and the transfer of responsibility for oversight of the Trust from the Sun Capital Trust board to the MFS funds’ board. In the case of the Funds, this integration was considered best achieved by reorganizing the Funds into MFS funds having similar investment objectives and policies and greater potential for growth.

The Sun Capital Trust board believes that the Reorganizations are in the best interest of the shareholders of each Acquired Fund, and that the interests of shareholders will not be diluted as a result of the Reorganizations. The Reorganizations will provide you with the opportunity to participate in a larger combined fund with a similar investment objective, similar investment policies and strategies, potentially lower expenses resulting from fixed costs being spread over a larger asset base, and , as discussed above in “Overview,” potentially greater prospects for asset growth over time.

For a complete discussion of the factors considered by the Sun Capital Trust Board in approving the Reorganizations for each Acquired Fund, please see “Background and Reasons for the Proposed Reorganizations” below.

4.	How do the investment objectives, principal investment strategies, policies, and restrictions of the merging Funds compare?

The objectives, principal investment strategies, policies and restrictions of merging Funds are similar. Please see the Proposals for each individual Reorganization below for a comparison of the investment objectives, principal investment strategies, policies, and restrictions of each Acquired and Acquiring Fund.

5.	How do the management fees and other expenses of the merging Funds compare, and what are they estimated to be following the Reorganizations?

Please see the Proposals for each individual Reorganization below for a comparison of the management fees and other expenses of each Acquired and Acquiring Fund. While the management fees of some of the Acquiring Funds are higher than those of the corresponding Acquired Fund, each class of each resulting combined fund after the Reorganization is expected to have total operating expenses (after applicable expense reimbursements) that are the same as or lower than those of the corresponding Acquired Fund class.

6.	How have the Acquiring Funds performed?

Please see the Proposals for each individual Reorganization below for a summary of the past performance of each Acquiring Fund.

7.	What are the differences in portfolio turnover rates of the merging Funds?

Please see the Proposals for each individual Reorganization below for a summary of the portfolio turnover rates of each Acquired and Acquiring Fund.

8.	Who manages the Acquiring Funds?

MFS is the investment adviser for each Acquiring Fund. MFS, located at 500 Boylston Street, Boston, Massachusetts, is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. As of [    ], 2012, net assets under the management of MFS and its advisory subsidiaries were approximately $[    ] billion.

A description of each Acquiring Fund’s portfolio management team can be found below under “Investment Management,” as well as within the Proposals for each individual Reorganization.

9.	How will the Reorganizations happen?

If the applicable Reorganization is approved, your shares in an Acquired Fund will be effectively exchanged for that number of Acquiring Fund shares equal in total net asset value to the net value of assets of the Acquired Fund transferred to the Acquiring Fund, as of the close of trading on or about [    ], 2012. This exchange will not affect the total dollar value of your investment.

10.	Will the Reorganizations have tax consequences for me?

Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code of 1986, as amended (the “Code”) or annuity contracts under Section 72 of the Code, the Reorganizations will not be taxable events for Contract Holders regardless of the tax status of the Reorganizations, and any dividend declared in connection with the Reorganizations will not be taxable to Contract Holders. The Companies, as shareholders, and Contract Holders are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganizations.

For more information about the federal income tax consequences of the Reorganizations, see “Information About the Reorganizations — Federal Income Tax Consequences.”

11.	What class of shares of the Acquiring Funds will my Contract values be allocated to if the applicable Reorganization occurs?

As noted above, shareholders holding Initial Class shares and Service Class shares of an Acquired Fund will receive Initial Class shares and Service Class shares, respectively, of the applicable Acquiring Fund in accordance with the shareholders’ percentage ownership of Acquiring Fund shares. The Acquired Funds are series of Sun Capital Trust. The MFS Growth Series, MFS Research Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Research Bond Series and MFS Value Series are series of MFS VIT, and MFS High Yield Portfolio is a series of MFS VIT II.

MFS VIT and MFS VIT II are each a voluntary association with transferable shares organized under the laws of the Commonwealth of Massachusetts (commonly referred to as a “Massachusetts business trust”), and are governed by an Amended and Restated Declaration of Trust (the “MFS Declaration of Trust”) and by-laws, as amended and restated. Sun Capital Trust is a Delaware statutory trust, and is governed by an Agreement and Declaration of Trust (the “Sun Capital Declaration of Trust”) and bylaws, as amended.

12.	Do the procedures for purchasing, redeeming, and exchanging shares of the merging Funds differ?

The procedures for purchasing and redeeming shares of each Fund, and for exchanging shares of each Fund for shares of other funds within the applicable trust, are similar. All purchases, redemptions, and exchanges are made through insurance company separate accounts or, for the Acquiring Funds, qualified retirement and pension plans and other eligible investors.

Each Fund currently offers Initial Class shares and Service Class shares. Shares of each Fund are sold at prices based on net asset value, depending on the class and number of shares purchased. The Acquiring Funds automatically reinvest distributions of the Funds at net asset value for each class of shares. The Acquired Funds expect that an insurance company holding shares on behalf of a contract owner will elect to reinvest dividends and capital gains in additional shares of the fund that paid them, but do not reinvest such distributions automatically.

Both the Acquired and the Acquiring Funds permit the exchange of shares of your fund for shares of the same class of another fund that is an investment option under your Contract documents at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made.

See “Additional Information About the Funds — Purchase, Redemption, Exchange and Conversion Policies” below for further information. You should also consult your Contract documents and each Fund’s Prospectus for additional purchase, exchange, and redemption information.

13.	How will dividends be affected by the Reorganizations?

Currently, Sun Capital Investment Grade Bond Fund, SC PIMCO Total Return Fund and SC PIMCO High Yield Fund each declare dividends from net investment income daily and pay dividends monthly. Each of SC WMC Large Cap Growth Fund, SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund, SC Invesco Small Cap Growth Fund and SC Lord Abbett Growth & Income Fund pays substantially all of its net investment income to shareholders as dividends at least annually. Each Acquired Fund distributes its net realized capital gains, if any, at least annually. See “Additional Information About the Funds — Other Fund Policies” below, for further information.

After the Reorganizations, you will receive distributions of any net investment income (including any realized net capital gains, if any) at least annually from each merged Fund in which you are invested. Your distributions will continue to be reinvested. Of course, the amount of these distributions will reflect the investment performance of the applicable Acquiring Fund.

14.	How will I be notified of the outcome of a Reorganization?

If a proposed Reorganization affecting your Contract is approved by shareholders, you will receive confirmation after the Reorganization is completed. In the event that an Agreement is not approved by an Acquiring Fund’s shareholders and MFS is not approved as the adviser to the Fund pursuant to a separate proxy statement being provided to all Contract Holders and shareholders of the Sun Capital Trust, the Sun Capital Trust Board (as comprised at that time) will consider what actions are appropriate, including the possible appointment of an interim investment adviser (which may be MFS), retention of Sun Capital or other alternatives. In the event that an Agreement is not approved by an Acquired Fund’s shareholders, but MFS is approved as the adviser to the Fund pursuant to a separate proxy statement being provided to all Contract Holders and shareholders of the Sun Capital Trust, MFS and the Sun Capital Trust Board (as comprised at that time) will work together to determine a plan to manage any such Fund for an interim period in accordance with the policies they determine appropriate, until there is adequate time to take further action.

Proposal 1

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR

THE REORGANIZATION OF SCSM WMC LARGE CAP GROWTH FUND INTO

MFS® GROWTH SERIES

Shareholders of SC WMC Large Cap Growth Fund (the “Acquired Fund”) are being asked to approve the Agreement providing for the Reorganization of that Fund into MFS Growth Series (the “Acquiring Fund”). The Funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview.”

Comparison of Acquired and Acquiring Funds

As indicated in the chart below, the Acquired and Acquiring Funds have similar investment objectives and strategies in that each seeks capital growth or appreciation by investing primarily in equity securities with a focus on companies with large market capitalizations. Both MFS and Wellington Management Company, LLP (“Wellington Management”), the Acquired Fund’s subadviser, seek to invest in growth-oriented companies and utilize fundamental analysis to select specific securities for the respective Fund. The Funds differ, however, in that the Acquired Fund has a policy to invest at least 80% of its net assets in securities of companies with large market capitalizations, while the Acquiring Fund has no such policy. In addition, while both Funds may invest in foreign securities, the Acquired Fund has a 20% limitation on such investments.

The investment objective of each Fund may be changed by the respective Board of Trustees without shareholder approval.

	SCSM WMC Large Cap Growth Fund	MFS® Growth Series
Net Assets as of 12/31/11	Initial Class: $185,489,331	Initial Class: $ 461,382,148
	Service Class: $16,413,979	Service Class: $ 56,810,097
	Total: $201,903,310	Total: $518,192,245

Net Assets as of 6/30/12	Initial Class: $173,846,448	Initial Class: $507,775,549
	Service Class: $16,555,979	Service Class: $74,392,722
	Total: $190,402,427	Total: $582,168,271

Investment Adviser and Portfolio Managers	Investment Adviser: Sun Capital Advisers LLC	Investment Adviser: Massachusetts Financial Services Company

Subadviser: Wellington Management Company, LLP

	Portfolio Manager(s): Paul E. Marrkand, CFA, Senior Vice President and Equity Portfolio Manager, Since 2008	Portfolio Manager(s): Eric B. Fischman, Investment Officer, Since 2002

Investment Objective	Long-term capital growth.	Capital appreciation.

Principal Investment Strategies

Primary Investments	Each Fund invests primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, warrants and depositary receipts for those securities.

	SCSM WMC Large Cap Growth Fund	MFS® Growth Series
	The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies with large market capitalizations (which, for purposes of this Fund, are those companies with market capitalizations similar to companies in the Russell 1000® Growth Index). The size of the companies in this index changes with market conditions and the composition of the index.	While MFS may invest the Fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

Diversification	Each Fund is diversified.

Investment Approach

The Fund’s investment subadviser, Wellington Management, uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for fundamental attractiveness. The Fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Growth Companies	The Fund invests primarily in common stocks of growth-oriented companies. Each stock is evaluated and ranked on a consistent set of growth, valuation, and quality criteria.	MFS focuses on investing the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

	SCSM WMC Large Cap Growth Fund	MFS® Growth Series
Foreign Securities	The Fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts (“ADRs”), American Depositary Shares or U.S. dollar denominated securities of foreign issuers).	MFS may invest the Fund’s assets in foreign securities.

Comparison of, and Effect on, Fund Operations and Expenses

The operating expenses of each Fund for the fiscal year ended December 31, 2011 (including pro forma expenses showing the effect of the Reorganization) are set forth below. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the Fund is offered. Please see the prospectus for your variable contract for more information.

Shareholders of Initial Class and Service Class shares of SC WMC Large Cap Growth Fund will receive Initial Class and Service Class shares, respectively, of MFS Growth Series in the Reorganization.

Management Fees. Each of the Acquired and Acquiring Funds pays its respective investment adviser a management fee equal on an annual basis to a percentage of the Fund’s average daily net assets. The management fee arrangements for each of the Funds are set forth below.

Investment Management Fees

(Rates Applied to Average Daily Net Assets)

SCSM WMC Large Cap Growth Fund (Acquired Fund)	MFS® Growth Series (Acquiring Fund)
0.75% — $0- $750 million	0.75% — first $1 billion
0.70% — over $750 million	0.65% — excess over $1 billion

During the fiscal year ended December 31, 2011, the Acquired Fund paid an effective advisory fee rate of 0.721% (net of applicable waivers) and the Acquiring Fund paid an effective advisory fee rate of 0.75%.

If the Reorganization is consummated, the combined fund will pay management fees pursuant to the Acquiring Fund’s fee schedule.

Sales Charges and Rule 12b-1 Fees. Neither Fund imposes an initial sales charge on the purchase of Initial Class or Service Class shares or a contingent deferred sales charge upon redemption of Initial Class or Service Class shares.

Both Funds have adopted distribution plans under Rule 12b-1 of the 1940 Act for their Service Class shares. The Funds’ Service Class shares are subject to a maximum Rule 12b-1 fee of 0.25% annually of the average daily net assets attributable to each Fund’s respective Service Class shares. Initial Class shares of each Fund have not adopted Rule 12b-1 distribution plans, and do not incur Rule 12b-1 fees.

Other Expenses and Total Annual Funds Operating Expenses. As shown in greater detail in the tables below, the MFS Growth Series’ “Other Expenses” and “Total Annual Fund Operating Expenses” for each class of shares were each lower than those of the SC WMC Large Cap Growth Fund for the corresponding class of shares during each Fund’s most recently completed fiscal year, and it is estimated that the expenses of each class of the pro forma combined fund will be lower than the expenses of the corresponding class of shares of the MFS Growth Series. It is estimated that if the Reorganization is completed, the respective expense ratios of the Initial Class and Service Class of the combined fund will be 0.83% and 1.08%, and thus lower than the 0.90% and 1.16% expense ratios of the corresponding classes of the SC WMC Large Cap Growth Fund.

Annual Fund Operating Expenses (12-month period ended 12/31/2011)

(expenses that you pay each year as a percentage of the value of your investment)

The annual fund operating expenses are based on the expenses that each Fund incurred during its most recently completed fiscal year adjusted to reflect annualized expenses and certain current fee arrangements, but have not been adjusted to reflect each Fund’s current asset size. The below analysis is based on average net assets for the twelve-month period ended December 31, 2011. “Total Annual Fund Operating Expenses” actually incurred during the twelve-month period ended December 31, 2011 for the SC WMC Large Cap Growth Fund’s Initial and Service Class shares were 0.88% and 1.12%, respectively.

Fund/Share Class	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses
(1) SCSM WMC Large Cap Growth Fund
(Acquired Fund)
Initial Class	0.75%	None	0.15%	0.90%
Service Class	0.75%	0.25%	0.16%	1.16%
(2) MFS® Growth Series
(Acquiring Fund)
Initial Class	0.75%	None	0.09%	0.84%
Service Class	0.75%	0.25%	0.09%	1.09%
(3) MFS® Growth Series
(Acquiring Fund) (Pro Forma combining (1) and (2))[2]
Initial Class	0.75%	None	0.08%	0.83%
Service Class	0.75%	0.25%	0.08%	1.08%

[1]

“Other Expenses” for each Fund do not include the one-time fees and expenses that will be borne by each Fund in connection with the consummation of the Reorganization, as described in the “Information About the Reorganization—Reorganization Fees and Expenses” section. MFS has agreed to pay the Acquired Fund’s reasonable costs associated with the Reorganization, excluding any brokerage commissions and other transaction costs associated with repositioning the Acquired Fund’s portfolio holdings.

[2]	Assumes that the Reorganization occurred on the first day of the twelve-month period ended December 31, 2011.

Examples

The Examples are intended to help you compare the cost of investing in the Initial Class and Service Class shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated, then redeem all of your Initial Class or Service Class shares at the end of those periods. The Examples also assume that your investment has a 5% return each year. Please note that the Examples do not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the Acquired and Acquiring Funds are offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Fund/Share Class	One Year	Three Years	Five Years	Ten Years
(1) SCSM WMC Large Cap Growth Fund
(Acquired Fund)
Initial Class	$92	$287	$498	$1,108
Service Class	$118	$368	$638	$1,409
(2) MFS® Growth Series
(Acquiring Fund)
Initial Class	$86	$268	$466	$1,037
Service Class	$111	$347	$601	$1,329
(3) MFS® Growth Series
(Acquiring Fund) (Pro Forma combining (1) and (2))
Initial Class	$85	$265	$460	$1,025
Service Class	$110	$343	$595	$1,317

Portfolio Turnover

Each of the Acquired and Acquiring funds pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Examples, affect the Fund’s performance. During their most recent fiscal years, the Acquired and Acquiring Funds’ portfolio turnover rates were 58% and 75%, respectively, of the average value of their portfolios.

Investment Management and Subadvisory Arrangements

Sun Capital serves as adviser to the Acquired Fund.

Wellington Management serves as subadviser to the Acquired Fund. For its services, Wellington Management receives a subadvisory fee. The subadvisory fee is paid by Sun Capital and the Acquired Fund is not responsible for paying the subadvisory fee directly.

MFS serves as adviser to the Acquiring Fund.

For additional information about Sun Capital, Wellington Management, MFS and the portfolio managers of the Funds, see “Investment Management.”

Performance

The performance information in the following charts provides some indication of the risks of investing in the Funds’ shares by showing changes in the total return of the Fund’s shares from year to year and by comparing the average annual total returns of the Funds’ shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the Funds’ shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through a separate account that funds the variable annuity and variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Wellington Management became the subadviser of SC WMC Large Cap Growth Fund on August 1, 2008. Performance for periods prior to that date is the performance of a previous sub-adviser.

SCSM WMC Large Cap Growth Fund

Year-by-year total returns for Initial Class shares:

Best Quarter: 16.96% (Quarter ended 6/30/2009)

Worst Quarter: (22.43)% (Quarter ended 12/31/2008)

Year-by-year total returns for Service Class shares:

Best Quarter: 16.67% (Quarter ended 6/30/2009)

Worst Quarter: (22.61)% (Quarter ended 12/31/2008)

MFS® Growth Series

Year-by-year total returns for Initial Class shares:

Best Quarter: 16.08% (Quarter ended 6/30/2003)

Worst Quarter: (21.98)% (Quarter ended 12/31/2008)

Year-by-year total returns for Service Class shares:

Best Quarter: 16.06% (Quarter ended 6/30/2003)

Worst Quarter: (22.02)% (Quarter ended 12/31/2008)

As shown in the tables below, both the Initial Class and Service Class shares of the MFS Growth Series outperformed the corresponding class of the SC WMC Large Cap Growth Fund for the one-, three- and five-year periods ended December 31, 2011. While the MFS Growth Series has been in operation for over 10 years, the SC WMC Large Cap Growth Fund commenced operations in May 2006. The MFS Growth Series has outperformed the SC WMC Large Cap Growth Fund for the period since the inception of SC WMC Large Cap Growth Fund.

Average Annual Total Returns for Periods Ended December 31, 2011 (audited) and Six-Month Period Ended June 30, 2012 (unaudited)1

			Periods Ended December 31, 2011
Fund	Share Class	Six Months Ended June 30, 2012	One Year	Three Year	Five Year	Since Inception	Date of Inception
SCSM WMC Large Cap Growth Fund
(Acquired Fund)	Initial Class	9.85%	(4.53)%	16.11%	N/A	(1.41)%	April 2, 2007
	Russell 1000® Growth Index	10.08%	2.64%	18.02%	N/A	2.31%	April 2, 2007
	Service Class	9.69%	(4.80)%	15.87%	(1.54)%	(1.40)%	May1, 2006
	Russell 1000® Growth Index[2]	10.08%	2.64%	18.02%	2.50%	3.25%	May 1, 2006

			Periods Ended December 31, 2011
Fund	Share Class	Six Months Ended June 30, 2012	One Year	Three Year	Five Year	Ten Year	Since Inception*	Date of Inception*
MFS® Growth Series (Acquiring Fund)
	Initial Class	9.12%	(0.32)%	16.54%	3.72%	3.26%	3.21%	April 2, 2007
	Russell 1000® Growth Index	10.08%	2.64%	18.02%	2.50%	2.60%	2.31%	April 2, 2007
	Service Class	8.95%	(0.56)%	16.24%	3.47%	3.02%	3.30%	May 1, 2006
	Russell 1000® Growth Index[2]	10.08%	2.64%	18.02%	2.50%	2.60%	3.25%	May 1, 2006

*

Since the inception date of the respective class of the SCSM WMC Large Cap Growth Fund. “Since Inception” index information is from the inception dates of the Initial Class and Service Class shares of SCSM WMC Large Cap Growth Fund.

[1]	The performance information in the tables above reflects reinvestment of dividends and other earnings.
[2]

The Russell 1000® Growth Index is an unmanaged index that measures stock performance of those Russell 1000® Index securities with higher price to book ratios and higher forecasted growth values, representative of U.S. securities exhibiting growth characteristics.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each Fund’s shares will go up and down, meaning that you could lose money on your investment in either Fund. Because the Acquired and Acquiring Funds share similar investment objectives and strategies, the principal risks of an investment in the SC WMC Large Cap Growth Fund are similar to the principal risks of an investment in the MFS Growth Series. The Funds are principally subject to the risks described below. The fact that one Fund has expressly and specifically disclosed below a particular risk and the other Fund has not does not mean that the other Fund is not subject to such risk, but only that it has not identified that risk, as specifically stated, as a principal risk in its prospectus.

	SCSM WMC Large Cap Growth Fund	MFS® Growth Series
Investors could lose money on their investments in the Fund or the Fund could perform less well than other possible investments if any of the following occurs:

The share price of the Fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the Fund may not achieve its objective and/or you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the Fund are:

Stock Market Risk

•   U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•   Prices of securities in the Fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

	SCSM WMC Large Cap Growth Fund	MFS® Growth Series
Company Risk	• Prices of securities in the Fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.	Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Growth Company Risk	• Growth stocks fall out of favor with the stock markets relative to value stocks.	The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Large Cap Risk

•    Large capitalization stocks underperform relative to small or mid-capitalization stocks.

•    The Fund’s investment style and large-capitalization focus do not produce favorable results relative to market trends.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Market capitalization range”:

Market capitalization range — A fund that intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by such fund’s key investment strategy may, nonetheless, maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range.

The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies.

Foreign Risk

•    Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular

SCSM WMC Large Cap Growth Fund	MFS® Growth Series

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Economic and Market Events”:

Economic and Market Events — Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. For example, regional economic or political instability, political unrest and natural disasters may impact issuers across various countries, regions and markets. The severity or duration of such conditions may be affected by policy changes made by governments or quasi-governmental organizations. Economic and market events may not have the same impact on all types of securities and a Fund’s investments could underperform other types of investments.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned

“Multinational and foreign companies”:

Multinational and foreign companies — Multinational companies are those companies that conduct their business operations and activities in more than one country. Foreign companies are those companies that conduct their business operations and activities outside of the United States. Due to investments in multinational or foreign companies, a fund may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increase the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical or other conditions than the U.S. market.

	SCSM WMC Large Cap Growth Fund	MFS® Growth Series
ADR Risk

accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. In the event of nationalization, expropriation or confiscation, a fund could lose its entire investment in foreign securities.

•     ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “American Depositary Receipts”:

American Depositary Receipts — American Depositary Receipts (“ADRs”) are U.S. dollar denominated securities representing an interest in foreign securities. ADRs evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.

Investment Selection Risk

•     The subadviser’s judgments about future economic trends or the relative value of securities selected for the Fund’s portfolio prove to be wrong.

•     The Fund misses out on an investment opportunity because its assets are invested in lower performing investments.

The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the Fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the Fund invests.

	SCSM WMC Large Cap Growth Fund	MFS® Growth Series
Counterparty and Third Party Risk		Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk		Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Proposal 2

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR

THE REORGANIZATION OF SCSM DAVIS VENTURE VALUE FUND INTO

MFS® RESEARCH SERIES

Shareholders of SC Davis Venture Value Fund (the “Acquired Fund”) are being asked to approve the Agreement providing for the Reorganization of that Fund into MFS Research Series (the “Acquiring Fund”). The Funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview.”

Comparison of Acquired and Acquiring Funds

As indicated in the chart below, the Acquired and Acquiring Funds have similar investment objectives and principal investment strategies in that each seeks capital growth or appreciation by investing primarily in equity securities with a focus on companies with large market capitalizations. In addition, both Davis Selected Advisers, L.P. (“Davis Advisers”), the Acquired Fund’s subadviser, and MFS generally utilize bottom-up analysis to select specific securities for the respective Fund. The Funds differ, however, in that while both Funds invest in “value” companies, the Acquiring Fund may also invest in “growth” companies. Unlike the Acquiring Fund, the Acquired Fund has historically invested a significant portion of its assets in the financial services sector. In addition, the Acquiring Fund may utilize derivatives as part of its principal investment strategy, while the Acquired Fund generally does not. Finally, while both Funds may invest in foreign securities, the Acquired Fund has a 20% limitation on such investments.

The investment objective of each Fund may be changed by the Board without shareholder approval.

	SCSM Davis Venture Value Fund	MFS® Research Series

Net Assets as of 12/31/11	Initial Class: $150,771,819 Service Class: $239,408,327 Total: $390,180,146	Initial Class $160,891,792 Service Class: $20,014,868 Total: $180,906,660

Net Assets as of 6/30/12	Initial Class: $144,155,117 Service Class: $238,866,440 Total: $383,021,557	Initial Class: $161,099,882 Service Class: $22,080,522 Total: $183,180,404

Investment Adviser and Portfolio Managers

Investment Adviser:

Sun Capital Advisers LLC

Subadviser:

Davis Selected Advisers, L.P.

Portfolio Manager(s):

Christopher C. Davis, Chairman and Portfolio Manager, Since 2000

Kenneth C. Feinberg, Portfolio Manager, Since 2000

Investment Adviser: Massachusetts Financial Services Company Portfolio Manager(s): Joseph G. MacDougall, Investment Officer, Since 2008

Investment Objective	Growth of capital.	Capital appreciation.

	SCSM Davis Venture Value Fund	MFS® Research Series
Principal Investment Strategies

Primary Investments

Each Fund invests primarily in equity securities. Equity securities include common stocks, preferred stocks, trust shares, securities convertible into stocks, warrants and depositary receipts for those securities.

The Fund invests primarily in the common stock of large capitalization U.S. companies with market capitalizations of at least $10 billion at the time of purchase.

MFS normally invests the Fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

While MFS may invest the Fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

Diversification	Each Fund is diversified.

Investment Approach

The investment philosophy of the Fund’s investment subadviser, Davis Advisers, is to select common stocks of growing companies at value prices and to hold them for the long term. Davis Advisers uses extensive research to seek overlooked companies with sustainable growth rates that currently sell at modest price-earnings multiples.

In selecting securities for the Fund, Davis Advisers looks for companies with some or all of the following characteristics:

First Class Management

•   Proven track record

•   Significant alignment of management’s and investor’s interest in business (e.g., through significant stock ownership by directors and officers or through compensation incentives tied to company performance)

•   Intelligent application of capital (financial resources are invested in a manner likely to increase the company’s profitability and benefit shareholders)

Strong Financial Condition and Satisfactory Profitability

•   Strong balance sheet

•   Low cost structure

•   High returns on capital

In selecting investments for the Fund, MFS is not constrained to any particular investment style. MFS may invest the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

A team of investment research analysts selects investments for the fund. MFS allocates the Fund’s assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

	SCSM Davis Venture Value Fund	MFS® Research Series

Strong Competitive Positioning

•    Products and services that are unlikely to become obsolete

•    Dominant or growing market share

•    Global presence and brand names

The Fund historically has invested a significant portion of its assets in the financial services sector.

While Davis Advisers plans on holding securities for the long term, it will consider selling a security if the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the security is no longer attractive. Criteria may include deteriorating fundamentals, a negative change in management or strategy, misinformation, excessive valuations, more attractive opportunities, or similar criteria.

Growth and Value Companies	The investment philosophy of the Fund’s investment subadviser, Davis Advisers, is to select common stocks of growing companies at value prices and to hold them for the long term. Davis Advisers uses extensive research to seek overlooked companies with sustainable growth rates that currently sell at modest price-earnings multiples.	MFS may invest the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

Derivatives	N/A

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security.

Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may

	SCSM Davis Venture Value Fund	MFS® Research Series

include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

Foreign Securities	The Fund may invest up to 20% of its total assets in foreign securities, not including American Depositary Receipts (“ADRs”), American Depositary Shares, or U.S. dollar denominated securities of foreign issuers.	MFS may invest the Fund’s assets in foreign securities.

Comparison of, and Effect on, Fund Operations and Expenses

The operating expenses of each Fund for the fiscal year ended December 31, 2011 (including pro forma expenses showing the effect of the Reorganization) are set forth below. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the Fund is offered. Please see the prospectus for your variable contract for more information.

Shareholders of Initial Class and Service Class shares of SC Davis Venture Value Fund will receive Initial Class and Service Class shares, respectively, of MFS Research Series in the Reorganization.

Management Fees. Each of the Acquired and Acquiring Funds pays its respective investment adviser a management fee equal on an annual basis to a percentage of the Fund’s average daily net assets. The management fee arrangements for each of the Funds are set forth below.

Investment Management Fees

(Rates Applied to Average Daily Net Assets)

SCSM Davis Venture Value Fund (Acquired Fund)	MFS® Research Series (Acquiring Fund)
0.75% — $0- $500 million	0.75% — first $1 billion
0.70% — over $500 million	0.65% — excess over $1 billion

During the fiscal year ended December 31, 2011, the Acquired Fund paid an effective advisory fee rate of 0.75% and the Acquiring Fund paid an effective advisory fee rate of 0.75%.

If the Reorganization is consummated, the combined fund will pay management fees pursuant to the Acquiring Fund’s fee schedule.

Sales Charges and Rule 12b-1 Fees. Neither Fund imposes an initial sales charge on the purchase of Initial Class or Service Class shares or a contingent deferred sales charge upon redemption of Initial Class or Service Class shares.

Both Funds have adopted distribution plans under Rule 12b-1 of the 1940 Act for their Service Class shares. The Funds’ Service Class shares are subject to a maximum Rule 12b-1 fee of 0.25% annually of the average daily net assets attributable to each Fund’s respective Service Class shares. Initial Class shares of each Fund have not adopted Rule 12b-1 distribution plans, and do not incur Rule 12b-1 fees.

Other Expenses and Total Annual Funds Operating Expenses. As shown in greater detail in the tables below, although the MFS Research Series’ “Other Expenses” and “Total Annual Fund Operating Expenses” for each class of shares were each higher than those of the SC Davis Venture Value Fund for the corresponding class of shares during each Fund’s most recently completed fiscal year, it is estimated that the expenses of each class of the pro forma combined fund will be lower than the expenses of the corresponding class of shares of the MFS Research Series. It is estimated that if the Reorganization is completed, the respective expense ratios of the Initial Class and Service Class of the combined fund will be 0.84% and 1.09%, and thus lower than the 0.86% and 1.11% expense ratios of the corresponding classes of the SC Davis Venture Value Fund.

Annual Fund Operating Expenses (12-month period ended 12/31/2011)

(expenses that you pay each year as a percentage of the value of your investment)

The annual fund operating expenses are based on the expenses that each Fund incurred during its most recently completed fiscal year adjusted to reflect annualized expenses and certain current fee arrangements, but have not been adjusted to reflect each Fund’s current asset size. The below analysis is based on average net assets for the twelve-month period ended December 31, 2011.

Fund/Share Class	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses
(1) SCSM Davis Venture Value Fund
(Acquired Fund)
Initial Class	0.75%	None	0.11%	0.86%
Service Class	0.75%	0.25%	0.11%	1.11%
(2) MFS® Research Series (Acquiring Fund)
Initial Class	0.75%	None	0.13%	0.88%
Service Class	0.75%	0.25%	0.13%	1.13%
(3) MFS® Research Series (Acquiring Fund)
(Pro Forma combining (1) and (2))[2]
Initial Class	0.75%	None	0.09%	0.84%
Service Class	0.75%	0.25%	0.09%	1.09%

[1]

“Other Expenses” for each Fund do not include the one-time fees and expenses that will be borne by each Fund in connection with the consummation of the Reorganization, as described in the “Information About the Reorganization—Reorganization Fees and Expenses” section. MFS has agreed to pay the Acquired Fund’s reasonable costs associated with the Reorganization, excluding any brokerage commissions and other transaction costs associated with repositioning the Acquired Fund’s portfolio holdings.

[2]	Assumes that the Reorganization occurred on the first day of the twelve-month period ended December 31, 2011.

Examples

The Examples are intended to help you compare the cost of investing in the Initial Class and Service Class shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated, then redeem all of your Initial Class or Service Class shares at the end of those periods. The Examples also assume that your investment has a 5% return each year. Please note that the Examples do not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the Acquired and Acquiring Funds are offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Fund/Share Class	One Year	Three Years	Five Years	Ten Years
(1) SCSM Davis Venture Value Fund
(Acquired Fund)
Initial Class	$88	$274	$477	$1,061
Service Class	$113	$353	$612	$1,352
(2) MFS® Research Series
(Acquiring Fund)
Initial Class	$90	$281	$488	$1,084
Service Class	$115	$359	$622	$1,375
(3) MFS® Research Series
(Acquiring Fund) (Pro Forma combining (1) and (2))
Initial Class	$86	$268	$466	$1,037
Service Class	$111	$347	$601	$1,329

Portfolio Turnover

Each of the Acquired and Acquiring Funds pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Examples, affect the Fund’s performance. During their most recent fiscal years, the Acquired and Acquiring Funds’ portfolio turnover rates were 16% and 70%, respectively, of the average value of their portfolios.

Investment Management and Subadvisory Arrangements

Sun Capital serves as adviser to the Acquired Fund.

Davis Advisers serves as subadviser to the Acquired Fund. For its services, Davis Advisers receives a subadvisory fee. The subadvisory fee is paid by Sun Capital and the Acquired Fund is not responsible for paying the subadvisory fee directly.

MFS serves as adviser to the Acquiring Fund.

For additional information about Sun Capital, Davis Advisers, MFS and the portfolio managers of the Funds, see “Investment Management.”

Performance

The performance information in the following charts provides some indication of the risks of investing in the Funds’ shares by showing changes in the total return of the Fund’s shares from year to year and by comparing the average annual total returns of the Funds’ shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the Funds’ shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through a separate account that funds the variable annuity and variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

SCSM Davis Venture Value Fund

Year-by-year total returns for Initial Class shares:

Best Quarter: 19.48% (Quarter ended 6/30/2009)

Worst Quarter: (23.49)% (Quarter ended 12/31/2008)

Year-by-year total returns for Service Class shares:

Best Quarter: 19.56% (Quarter ended 6/30/2009)

Worst Quarter: (23.53)% (Quarter ended 12/31/2008)

MFS® Research Series

Year-by-year total returns for Initial Class shares:

Best Quarter: 16.62% (Quarter ended 9/30/2009)

Worst Quarter: (22.52)% (Quarter ended 12/31/2008)

Year-by-year total returns for Service Class shares:

Best Quarter: 16.62% (Quarter ended 9/30/2009)

Worst Quarter: (22.58)% (Quarter ended 12/31/2008)

As shown in the tables below, both the Initial Class and Service Class shares of the MFS Research Series outperformed the corresponding class of the SC Davis Venture Value Fund for the one-, three- and five-year periods ended December 31, 2011, and the Initial Class shares of the MFS Research Series outperformed the SC Davis Venture Value Fund for the ten-year period ended December 31, 2011 (Service Class shares of the SC Davis Venture Value Fund commenced operations in May 2006).

Average Annual Total Returns for Periods Ended December 31, 2011 (audited) and Six-Month Period Ended June 30, 2012 (unaudited)1

			Periods Ended December 31, 2011
Fund	Share Class	Six Months Ended June 30, 2012	One Year	Three Year	Five Year	Ten Year (Initial Class)/Since Inception (Service Class)	Date of Inception (Service Class)
SCSM Davis Venture Value Fund (Acquired Fund)
	Initial Class	6.74%	(3.77)%	12.03%	(1.84)%	3.50%	N/A
	S&P 500 Index[2]	9.49%	2.11%	14.11%	(0.25)%	2.92%	N/A
	Service Class	6.67%	(4.02)%	11.74%	(2.08)%	(0.23)%	May 1, 2006
	S&P 500 Index[2]	9.49%	2.11%	14.11%	(0.25)%	1.41%	May 1, 2006

			Periods Ended December 31, 2011
Fund	Share Class	Six Months Ended June 30, 2012	One Year	Three Year	Five Year	Ten Year	Since Inception (Service Class)*	Date of Inception (Service Class)
MFS® Research Series (Acquiring Fund)
	Initial Class	8.95%	(0.45)%	14.63%	1.73%	3.53%	N/A	N/A
	S&P 500 Index[2]	9.49%	2.11%	14.11%	(0.25)%	2.92%	N/A	N/A
	Service Class	8.78%	(0.69)%	14.35%	1.48%	3.28%	2.33%	May 1, 2006
	S&P 500 Index[2]	9.49%	2.11%	14.11%	(0.25)%	2.92%	1.41%	May 1, 2006

*

Since the inception date of Service Class shares of the SCSM Davis Venture Value Fund. “Since Inception” index information is from the inception date of the Service Class Shares of the SCSM Davis Venture Value Fund.

[1]	The performance information in the tables above reflects reinvestment of dividends and other earnings.
[2]	The S&P 500 Index is an unmanaged, weighted index of stock performance of 500 industrial, transportation, utility and financial companies.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each Fund’s shares will go up and down, meaning that you could lose money on your investment in either Fund. Because the Acquired and Acquiring Funds share similar investment objectives and strategies, the principal risks of an investment in the SC Davis Venture Value Fund are similar to the principal risks of an investment in the MFS Research Series. The Funds are principally subject to the risks described below. The fact that one Fund has expressly and specifically disclosed below a particular risk and the other Fund has not does not mean that the other Fund is not subject to such risk, but only that it has not identified that risk, as specifically stated, as a principal risk in its prospectus.

SCSM Davis Venture Value Fund	MFS® Research Series
Investors could lose money on their investments in the Fund or the Fund could perform less well than other possible investments if any of the following occurs:

The share price of the Fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the Fund may not achieve its objective and/or you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the Fund are:

	SCSM Davis Venture Value Fund	MFS® Research Series
Stock Market Risk

•   U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•   Prices of securities in the Fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk	• Companies in the Fund’s portfolio fail to achieve earnings estimates or other market expectations, causing their stock prices to fall.	Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Value Stock Risk	• Value stocks fall out of favor with the stock market relative to growth stocks. • The market undervalues the stocks held by the Fund for longer than expected.	The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies.

	SCSM Davis Venture Value Fund	MFS® Research Series
Growth Stock Risk		The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies.

Large Cap Risk

•    Large capitalization stocks underperform relative to small or mid-capitalization stocks.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Market capitalization range”:

Market capitalization range — A fund that intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by such fund’s key investment strategy may, nonetheless, maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range. Securities of small and mid capitalization companies may present greater risks than securities of larger, more established companies. Small and mid capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices.

The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies.

	SCSM Davis Venture Value Fund	MFS® Research Series
Foreign Risk

•    Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Economic and Market Events”:

Economic and Market Events—Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. For example, regional economic or political instability, political unrest and natural disasters may impact issuers across various countries, regions and markets. The severity or duration of such conditions may be affected by policy changes made by governments or quasi-governmental organizations. Economic and market events may not have the same impact on all types of securities and a Fund’s investments could underperform other types of investments.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Multinational and foreign companies”:

Multinational and foreign companies - Multinational companies are those companies that conduct their business operations and activities in more than one country. Foreign companies are those companies that conduct their business operations and activities outside of the United States. Due to investments in multinational or foreign companies, a fund may experience

Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increase the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical or other conditions than the U.S. market.

	SCSM Davis Venture Value Fund	MFS® Research Series
increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. In the event of nationalization, expropriation or confiscation, a fund could lose its entire investment in foreign securities.

ADR Risk

•   ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “American Depositary Receipts”:

American Depositary Receipts—American Depositary Receipts (“ADRs”) are U.S. dollar denominated securities representing an interest in foreign securities. ADRs evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.

Investment Selection Risk	• The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.	The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the Fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the Fund invests.

Counterparty and Third Party Risk		Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

	SCSM Davis Venture Value Fund	MFS® Research Series
Derivatives Risk		Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk		Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the Fund. Leverage can cause increased volatility by magnifying gains or losses.

Liquidity Risk		Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Proposal 3

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR

THE REORGANIZATION OF SCSM WMC BLUE CHIP MID CAP FUND INTO

MFS® MID CAP GROWTH SERIES

Shareholders of SC WMC Blue Chip Mid Cap Fund (the “Acquired Fund”) are being asked to approve the Agreement providing for the Reorganization of that fund into MFS Mid Cap Growth Series (the “Acquiring Fund”). The Funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview.”

Comparison of Acquired and Acquiring Funds

As indicated in the chart below, the Acquired and Acquiring Funds have similar investment objectives and principal investment strategies in that each seeks capital growth or appreciation by investing at least 80% of its net assets in equity securities of companies with market capitalizations in the “mid cap” range as defined by each Fund. In addition, both Wellington Management, the Acquired Fund’s subadviser, and MFS utilize bottom-up analysis to select specific securities for the respective Fund. The Funds differ, however, in that unlike the Acquired Fund, the Acquiring Fund focuses its investments on “growth” companies. In addition, while both Funds may invest in foreign securities, the Acquired Fund has a 20% limitation on such investments.

The investment objective of each Fund may be changed by the Board without shareholder approval.

	SCSM WMC Blue Chip Mid Cap Fund	MFS® Mid Cap Growth Series
Net Assets as of 12/31/11	Initial Class: $148,863,313	Initial Class: $84,387,088
	Service Class: $35,154,644	Service Class: $30,141,877
	Total: $184,017,957	Total: $114,528,965

Net Assets as of 6/30/12	Initial Class: $143,898,969	Initial Class: $80,798,561
	Service Class: $34,906,783	Service Class: $30,684,890
	Total: $178,805,752	Total: $111,483,451

Investment Adviser and Portfolio Managers	Investment Adviser: Sun Capital Advisers LLC	Investment Adviser: Massachusetts Financial Services Company
Subadviser: Wellington Management Company, LLP
	Portfolio Manager(s): Philip W. Ruedi, CFA, Senior Vice President and Equity Portfolio Manager, Since 2011	Portfolio Manager(s): Eric B. Fischman, Investment Officer, Since 2008
	Mark A. Whitaker, CFA, Vice President and Equity Portfolio Manager, Since 2012	Paul J. Gordon, Investment Officer, Since 2011

Investment Objective	Long-term capital growth.	Capital appreciation.

	SCSM WMC Blue Chip Mid Cap Fund	MFS® Mid Cap Growth Series
Principal Investment Strategies

Primary Investments	Each Fund invests primarily in equity securities. Equity securities include common stocks, preferred stocks, trust shares, securities convertible into stocks, warrants and depositary receipts for those securities.

Under normal conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities with, at the time of purchase, market capitalizations within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. As of December 31, 2011, the market capitalization range of companies in the Russell MidCap® Index was $42 million to $20.5 billion. As of December 31, 2011, the market capitalization range of companies in the S&P MidCap 400 Index was $490 million to $7.5 billion. The range varies daily. The Fund is not required to sell a security if the issuer’s capitalization changes so that it is no longer within the range of the Russell Midcap® Index or the S&P MidCap 400 Index.

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap Growth Index over the last 13 months at the time of purchase. As of March 31, 2012, the range of the Russell Midcap Growth Index was between $165 million and $22.7 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

Diversification	Each Fund is diversified.

Investment Approach

The Fund is broadly diversified by industry and company. The Fund favors high-quality, well-established mid cap companies. These are companies with attributes such as a leadership position within an industry, a strong balance sheet, a high return on equity, and/or a strong management team.

The Fund’s investment subadviser, Wellington Management, uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

	SCSM WMC Blue Chip Mid Cap Fund	MFS® Mid Cap Growth Series

involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the Fund’s portfolio for consistency with the fund’s philosophy and process. The Fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

Growth Companies	N/A	MFS focuses on investing the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

Foreign Securities	The Fund may invest up to 20% of its net assets in foreign securities not listed or traded on a U.S. exchange or quoted market.	MFS may invest the Fund’s assets in foreign securities.

Comparison of, and Effect on, Fund Operations and Expenses

The operating expenses of each Fund for the fiscal year ended December 31, 2011 (including pro forma expenses showing the effect of the Reorganization) are set forth below. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the Fund is offered. Please see the prospectus for your variable contract for more information.

Shareholders of Initial Class and Service Class shares of SC WMC Blue Chip Mid Cap Fund will receive Initial Class and Service Class shares, respectively, of MFS Mid Cap Growth Series in the Reorganization.

Management Fees. Each of the Acquired and Acquiring Funds pays its respective investment adviser a management fee equal on an annual basis to a percentage of the Fund’s average daily net assets. The management fee arrangements for each of the Funds are set forth below.

Investment Management Fees

(Rates Applied to Average Daily Net Assets)

SCSM WMC Blue Chip Mid Cap Fund (Acquired Fund)	MFS® Mid Cap Growth Series (Acquiring Fund)
0.80% — $0- $300 million	0.75% — first $1 billion
0.75% — over $300 million	0.70% — excess over $1 billion

During the fiscal year ended December 31, 2011, the Acquired Fund paid an effective advisory fee rate of 0.80% and the Acquiring Fund paid an effective advisory fee rate of 0.75%.

If the Reorganization is consummated, the combined fund will pay management fees pursuant to the Acquiring Fund’s fee schedule.

Sales Charges and Rule 12b-1 Fees. Neither Fund imposes an initial sales charge on the purchase of Initial Class or Service Class shares or a contingent deferred sales charge upon redemption of Initial Class or Service Class shares.

Both Funds have adopted distribution plans under Rule 12b-1 of the 1940 Act for their Service Class shares. The Funds’ Service Class shares are subject to a maximum Rule 12b-1 fee of 0.25% annually of the average daily net assets attributable to each Fund’s respective Service Class shares. Initial Class shares of each Fund have not adopted Rule 12b-1 distribution plans, and do not incur Rule 12b-1 fees.

Other Expenses and Total Annual Funds Operating Expenses. As shown in greater detail in the tables below, the MFS Mid Cap Growth Series’ “Other Expenses” and “Total Annual Fund Operating Expenses” for each class of shares were each lower than those of the SC WMC Blue Chip Mid Cap Fund for the corresponding class of shares during each Fund’s most recently completed fiscal year, and it is estimated that the expenses of each class of the pro forma combined fund will be lower than the expenses of the corresponding class of shares of the MFS Mid Cap Growth Series. It is estimated that if the Reorganization is completed, the respective expense ratios of the Initial Class and Service Class of the combined fund will be 0.85% and 1.10%, and thus lower than the 0.96% and 1.21% expense ratios of the corresponding classes of the SC WMC Blue Chip Mid Cap Fund.

Annual Fund Operating Expenses (12-month period ended 12/31/2011)

(expenses that you pay each year as a percentage of the value of your investment)

The annual fund operating expenses are based on the expenses that each Fund incurred during its most recently completed fiscal year adjusted to reflect annualized expenses and certain current fee arrangements, but have not been adjusted to reflect each Fund’s current asset size. The below analysis is based on average net assets for the twelve-month period ended December 31, 2011.

Fund/Share Class	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses
(1) SCSM WMC Blue Chip Mid Cap Fund
(Acquired Fund)
Initial Class	0.80%	None	0.16%	0.96%
Service Class	0.80%	0.25%	0.16%	1.21%

(2) MFS® Mid Cap Growth Series
(Acquiring Fund)
Initial Class	0.75%	None	0.13%	0.88%
Service Class	0.75%	0.25%	0.13%	1.13%

Fund/Share Class	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses
(3) MFS® Mid Cap Growth Series
(Acquiring Fund) (Pro Forma combining (1) and (2))[2]
Initial Class	0.75%	None	0.10%	0.85%
Service Class	0.75%	0.25%	0.10%	1.10%

[1]

“Other Expenses” for each Fund do not include the one-time fees and expenses that will be borne by each fund in connection with the consummation of the Reorganization, as described in the “Information About the Reorganization—Reorganization Fees and Expenses” section. MFS has agreed to pay the Acquired Fund’s reasonable costs associated with the Reorganization, excluding any brokerage commissions and other transaction costs associated with repositioning the Acquired Fund’s portfolio holdings.

[2]	Assumes that the Reorganization occurred on the first day of the twelve-month period ended December 31, 2011.

Examples

The Examples are intended to help you compare the cost of investing in the Initial Class and Service Class shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated, then redeem all of your Initial Class or Service Class shares at the end of those periods. The Examples also assume that your investment has a 5% return each year. Please note that the Examples do not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the Acquired and Acquiring Funds are offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Fund/Share Class	One Year	Three Years	Five Years	Ten Years
(1) SCSM WMC Blue Chip Mid Cap Fund
(Acquired Fund)
Initial Class	$98	$306	$531	$1,178
Service Class	$123	$384	$665	$1,466
(2) MFS® Mid Cap Growth Series
(Acquiring Fund)
Initial Class	$90	$281	$488	$1,084
Service Class	$115	$359	$622	$1,375
(3) MFS® Mid Cap Growth Series
(Acquiring Fund) (Pro Forma combining (1) and (2))
Initial Class	$87	$271	$471	$1,049
Service Class	$112	$350	$606	$1,340

Portfolio Turnover

Each of the Acquired and Acquiring Funds pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Examples, affect the Fund’s performance. During their most recent fiscal years, the Acquired and Acquiring Funds’ portfolio turnover rates were 68% and 71%, respectively, of the average value of their portfolios.

Investment Management and Subadvisory Arrangements

Sun Capital serves as adviser to the Acquired Fund.

Wellington Management serves as subadviser to the Acquired Fund. For its services, Wellington Management receives a subadvisory fee. The subadvisory fee is paid by Sun Capital and the Acquired Fund is not responsible for paying the subadvisory fee directly.

MFS serves as adviser to the Acquiring Fund.

For additional information about Sun Capital, Wellington Management, MFS and the portfolio managers of the Funds, see “Investment Management.”

Performance

The performance information in the following charts provides some indication of the risks of investing in the Funds’ shares by showing changes in the total return of the Fund’s shares from year to year and by comparing the average annual total returns of the Funds’ shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the Funds’ shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through a separate account that funds the variable annuity and variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

SCSM WMC Blue Chip Mid Cap Fund

Year-by-year total returns for Initial Class shares:

Best Quarter: 18.06% (Quarter ended 6/30/2003)

Worst Quarter: (22.98)% (Quarter ended 12/31/2008)

Year-by-year total returns for Service Class shares:

Best Quarter: 16.96% (Quarter ended 6/30/2009)

Worst Quarter: (22.43)% (Quarter ended 12/31/2008)

MFS® Mid Cap Growth Series

Year-by-year total returns for Initial Class shares:

Best Quarter: 18.80% (Quarter ended 9/30/2009)

Worst Quarter: (35.25)% (Quarter ended 12/31/2008)

Year-by-year total returns for Service Class shares:

Best Quarter: 18.94% (Quarter ended 9/30/2009)

Worst Quarter: (35.22)% (Quarter ended 12/31/2008)

As shown in the tables below, both the Initial Class and Service Class shares of the MFS Mid Cap Growth Series outperformed the corresponding class of the SC WMC Blue Chip Mid Cap Fund for the one- and three-year periods ended December 31, 2011, while the Initial Class Shares of the SC WMC Blue Chip Mid Cap Fund outperformed the Initial Class shares of the MFS Mid Cap Growth Series for the five- and ten-year periods ended December 31, 2011 (Service Class shares of the SC WMC Blue Chip Mid Cap Fund commenced operations in March 2008).

Average Annual Total Returns for Periods Ended December 31, 2011 (audited) and Six-Month Period Ended June 30, 2012 (unaudited)1

			Periods Ended December 31, 2011
Fund	Share Class	Six Months Ended June 30, 2012	One Year	Three Year	Five Year	Ten Year (Initial Class)/Since Inception (Service Class)	Date of Inception (Service Class)
SCSM WMC Blue Chip Mid Cap Fund
(Acquired Fund)
	Initial Class	11.20%	(7.78)%	13.89%	2.03%	6.80%	N/A
	S&P MidCap 400 Index[2]	7.90%	(1.73)%	19.57%	3.32%	7.04%	N/A
	Service Class	11.08%	(8.03)%	13.64%	N/A	2.16%	March 7, 2008
	S&P MidCap 400 Index[2]	7.90%	(1.73)%	19.57%	N/A	5.50%	March 7, 2008

			Periods Ended December 31, 2011
Fund	Share Class	Six Months Ended June 30, 2012	One Year	Three Year	Five Year	Ten Year	Since Inception* (Service Class)	Date of Inception (Service Class)
MFS® Mid Cap Growth Series
(Acquiring Fund)
	Initial Class	7.99%	(6.01)%	19.99%	(1.67)%	(1.42)%	N/A	N/A
	Russell Mid Cap Growth Index[3]	8.10%	(1.65)%	22.06%	2.44%	5.29%	N/A	N/A
	Service Class	7.85%	(6.16)%	19.64%	(1.92)%	(1.68)%	(4.08)%	March 7, 2008
	Russell Mid Cap Growth Index[3]	8.10%	(1.65)%	22.06%	2.44%	5.29%	3.43%	March 7, 2008

*

Since the inception date of Service Class shares of SC SM Blue Chip Mid Cap Fund. “Since Inception” index information is from the inception date of the Service Class shares of SC SM Blue Chip Mid Cap Fund.

[1]	The performance information in the tables above reflects reinvestment of dividends and other earnings.
[2]	The S&P MidCap 400 Index is a market cap weighted mid cap index, broadly representing the mid cap market in the United States.
[3]

The Russell Mid Cap Growth Index is constructed to provide a comprehensive barometer for growth securities in the mid cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each Fund’s shares will go up and down, meaning that you could lose money on your investment in either Fund. Because the Acquired and Acquiring Funds share similar investment objectives and strategies, the principal risks of an investment in the SC WMC Blue Chip Mid Cap Fund are similar to the principal risks of an investment in the MFS Mid Cap Growth Series. The Funds are principally subject to the risks described below. The fact that one Fund has expressly and specifically disclosed below a particular risk and the other Fund has not does not mean that the other Fund is not subject to such risk, but only that it has not identified that risk, as specifically stated, as a principal risk in its prospectus.

	SCSM WMC Blue Chip Mid Cap Fund	MFS® Mid Cap Growth Series
Investors could lose money on their investments in the Fund or the Fund could perform less well than other possible investments if any of the following occurs:

The share price of the Fund will change
daily based on changes in market,
economic, industry, political,
regulatory, geopolitical, and other
conditions. As with any mutual fund,
the Fund may not achieve its objective
and/or you could lose money on your
investment in the Fund. An investment
in the Fund is not a bank deposit and is
not insured or guaranteed by the
Federal Deposit Insurance Corporation
or any other governmental agency.

The principal risks of investing in the
Fund are:

Stock Market Risk

•      U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•      Prices of securities in the Fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For

	SCSM WMC Blue Chip Mid Cap Fund	MFS® Mid Cap Growth Series

example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk	• Prices of securities in the Fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Growth Company Risk		The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.
Mid Cap Risk

•      Mid-capitalization companies fall out of favor with investors.

•      Securities of mid capitalization companies, which involve greater risks than those associated with larger capitalization companies, experience abrupt or erratic price movements or lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price. Since they often have narrower markets and more limited managerial and financial resources than larger, more established companies, performance of the securities of mid capitalization companies can be more volatile and face greater risk of business failure, which could increase the volatility of the fund’s portfolio.

The stocks of mid cap companies can be more volatile than stocks of larger companies due to limited product lines, financial and management resources, and market and distribution channels. Their shares can be less liquid than those of larger companies, especially during market declines.

	SCSM WMC Blue Chip Mid Cap Fund	MFS® Mid Cap Growth Series
• The Fund’s investment style and mid-capitalization focus do not produce favorable results relative to market trends.

From “Additional Information About the Funds—More About the Funds’ Investments” section captioned “Market capitalization range”:

Market capitalization range — A Fund that intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by such Fund’s key investment strategy may, nonetheless, maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range. Securities of small and mid capitalization companies may present greater risks than securities of larger, more established companies. Small and mid capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices.

Foreign Risk

•      Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

From “Additional Information About the Funds—More About the Funds’ Investments” section captioned “Economic and Market Events”:

Economic and Market Events — Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact

Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increase the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be

	SCSM WMC Blue Chip Mid Cap Fund	MFS® Mid Cap Growth Series

issuers in a different country, region or financial market. For example, regional economic or political instability, political unrest and natural disasters may impact issuers across various countries, regions and markets. The severity or duration of such conditions may be affected by policy changes made by governments or quasi-governmental organizations. Economic and market events may not have the same impact on all types of securities and a Fund’s investments could underperform other types of investments.

From “Additional Information About the Funds—More About the Funds’ Investments” section captioned “Multinational and foreign companies”:

Multinational and foreign companies — Multinational companies are those companies that conduct their business operations and activities in more than one country. Foreign companies are those companies that conduct their business operations and activities outside of the United States. Due to investments in multinational or foreign companies, a fund may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. In the event of nationalization, expropriation or confiscation, a fund could lose its entire investment in foreign securities.

difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical or other conditions than the U.S. market.
Investment Selection Risk

•      The subadviser’s judgments about future economic trends or the relative value of securities selected for the Fund’s portfolio prove to be wrong.

•      The Fund misses out on an investment opportunity because its assets are invested in lower performing investments.

The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the Fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the Fund invests.

	SCSM WMC Blue Chip Mid Cap Fund	MFS® Mid Cap Growth Series
Counterparty and Third Party Risk

Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk		Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Proposal 4

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF SCSM INVESCO SMALL CAP GROWTH FUND INTO MFS® NEW DISCOVERY SERIES

Shareholders of SC Invesco Small Cap Growth Fund (the “Acquired Fund”) are being asked to approve the Agreement providing for the Reorganization of that Fund into MFS New Discovery Series (the “Acquiring Fund”). The Funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview.”

Comparison of Acquired and Acquiring Funds

As indicated in the chart below, the Acquired and Acquiring Funds have similar investment objectives and principal investment strategies. The investment objective of the Acquired Fund is long-term growth of capital, and the investment objective of the Acquiring Fund is to seek capital appreciation. Each Fund invests primarily in equity securities. The Acquired Fund has a policy to invest at least 80% of its net assets in securities of companies with small market capitalizations. In complying with its 80% policy, the Acquired Fund invests primarily in marketable equity securities of companies with small market capitalizations, including convertible securities, but its investments may include other investments that provide exposure to companies with small market capitalizations, such as synthetic and derivative instruments. Although the Acquiring Fund does not have such a policy and MFS, its investment adviser, may invest the Fund’s assets in companies of any size, MFS generally focuses on companies with small capitalizations. Both Invesco Advisers, Inc. (“Invesco”), the Acquired Fund’s subadviser, and MFS focus on investing the respective Fund’s assets in “growth” companies and utilize fundamental analysis to select specific securities for the respective Fund. In addition, while both Funds may invest in foreign securities, the Acquired Fund has a 25% limitation on such investments.

The investment objective of each Fund may be changed by the Board without shareholder approval.

	SCSM Invesco Small Cap Growth Fund	MFS® New Discovery Series
Net Assets as of 12/31/11	Initial Class: $28,829,814	Initial Class: $363,411,559
	Service Class: $13,267,985	Service Class: $312,588,577
	Total: $42,097,799	Total: $676,000,136

Net Assets as of 6/30/12	Initial Class: $29,407,485	Initial Class: $352,565,223
	Service Class: $14,164,022	Service Class: $340,802,151
	Total: $43,571,507	Total: $693,367,374

Investment Adviser and Portfolio Managers

Investment Adviser:

Sun Capital Advisers LLC

Subadviser:

Invesco Advisers, Inc.

Portfolio Manager(s):

Juliet Ellis, Lead Portfolio Manager, Since 2008

Juan Hartsfield, Portfolio Manager, Since 2008

Clay Manley, Portfolio Manager, Since 2008

Investment Adviser: Massachusetts Financial Services Company Portfolio Manager(s): Thomas H. Wetherald, Investment Officer, Since 2004

Investment Objective	Long-term growth of capital.	Capital appreciation.

	SCSM Invesco Small Cap Growth Fund	MFS® New Discovery Series
Principal Investment Strategies

Primary Investments	Each Fund invests primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2011, the largest market capitalization resulting from this formula was $5.1 billion. The Fund may, but need not, sell a security if the issuer’s market capitalization subsequently exceeds this size.

In complying with its 80% investment policy, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments.

While MFS may invest the Fund’s assets in companies of any size, MFS generally focuses on companies with small capitalizations.

Diversification	Each Fund is diversified.

Investment Approach

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the Fund with the Russell 2000® Growth Index. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

Fundamental analysis involves building a series of financial models, as well as conducting in-depth

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative

	SCSM Invesco Small Cap Growth Fund	MFS® New Discovery Series

interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry. Attractive industries are those with higher purchaser demand, those driven by macroeconomic or demographic trends, those industry niches taking market share from fragmented or mature industries, and those industries that allow for differentiation, added value and pricing flexibility.

Valuation analysis focuses on identifying attractively valued securities, based upon their growth potential over a one- to two-year time horizon. Portfolio managers focus on the price to earnings ratio, and the price-to-earnings metric they use is based on their estimate of the long-term growth rate.

Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The portfolio managers consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Growth Companies	In selecting securities for the Fund’s portfolio, the subadviser’s portfolio managers seek to identify those companies that have strong earnings growth or demonstrate other potential for growth of capital as further described below.	MFS focuses on investing the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

	SCSM Invesco Small Cap Growth Fund	MFS® New Discovery Series
Fixed Income Securities

The Fund may also invest in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

From “Additional Information About the Funds—More About the Funds’ Investments” section captioned “Fixed income instruments”:

Fixed income instruments — Fixed income instruments include U.S. government securities, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; covered debt securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. These securities may have many types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment-in-kind, and auction rate features. Fixed income securities may be of any maturity or duration.

N/A

Foreign Securities	The Fund may invest up to 25% of its total assets in securities issued by issuers outside of the U.S. or other securities representing underlying securities of foreign issuers, such as American Depositary Receipts (“ADRs”) and securities denominated in foreign currencies.	MFS may invest the Fund’s assets in foreign securities.

Comparison of, and Effect on, Fund Operations and Expenses

The operating expenses of each Fund for the fiscal year ended December 31, 2011 (including pro forma expenses showing the effect of the Reorganization) are set forth below. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the Fund is offered. Please see the prospectus for your variable contract for more information.

Shareholders of Initial Class and Service Class shares of SC Invesco Small Cap Growth Fund will receive Initial Class and Service Class shares, respectively, of MFS New Discovery Series in the Reorganization.

Management Fees. Each of the Acquired and Acquiring Funds pays its respective investment adviser a management fee equal on an annual basis to a percentage of the fund’s average daily net assets. The management fee arrangements for each of the funds are set forth below.

Investment Management Fees

(Rates Applied to Average Daily Net Assets)

SCSM Invesco Small Cap Growth Fund (Acquired Fund)	MFS® New Discovery Series (Acquiring Fund)
0.95% — $0- $250 million	0.90% — first $1 billion
0.90% — over $250 million	0.80% — excess over $1 billion

During the fiscal year ended December 31, 2011, the Acquired Fund paid an effective advisory fee rate of 0.753% (net of applicable waivers) and the Acquiring Fund paid an effective advisory fee rate of 0.90%.

If the Reorganization is consummated, the combined fund will pay management fees pursuant to the Acquiring Fund’s fee schedule.

Sales Charges and Rule 12b-1 Fees. Neither Fund imposes an initial sales charge on the purchase of Initial Class or Service Class shares or a contingent deferred sales charge upon redemption of Initial Class or Service Class shares.

Both Funds have adopted distribution plans under Rule 12b-1 of the 1940 Act for their Service Class shares. The Funds’ Service Class shares are subject to a maximum Rule 12b-1 fee of 0.25% annually of the average daily net assets attributable to each Fund’s respective Service Class shares. Initial Class shares of each Fund have not adopted Rule 12b-1 distribution plans, and do not incur Rule 12b-1 fees.

Other Expenses and Total Annual Funds Operating Expenses. As shown in greater detail in the tables below, the MFS New Discovery Series’ “Other Expenses” and “Total Annual Fund Operating Expenses” for each class of shares were each lower than those of the SC Invesco Small Cap Growth Fund for the corresponding class of shares during each Fund’s most recently completed fiscal year, and it is estimated that the expenses of each class of the pro forma combined fund will be equal to the expenses of the corresponding class of shares of the MFS New Discovery Series. It is estimated that if the Reorganization is completed, the respective expense ratios of the Initial Class and Service Class of the combined fund will be 0.98% and 1.23%, and thus lower than the 1.16% and 1.41% expense ratios of the corresponding classes of the SC Invesco Small Cap Growth Fund.

Annual Fund Operating Expenses (12-month period ended 12/31/2011)

(expenses that you pay each year as a percentage of the value of your investment)

The annual fund operating expenses are based on the expenses that each Fund incurred during its most recently completed fiscal year adjusted to reflect annualized expenses and certain current fee arrangements, but have not been adjusted to reflect each Fund’s current asset size. The below analysis is based on average net assets for the twelve-month period ended December 31, 2011.

Fund/Share Class	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses	Fee Waiver and Expense Reimbursement	Net Annual Fund Operating Expenses
(1) SCSM Invesco Small Cap Growth Fund
(Acquired Fund)
Initial Class	0.95%	None	0.40%	1.35%	(0.19)%	1.16%[2]
Service Class	0.95%	0.25%	0.41%	1.61%	(0.20)%	1.41%[2]
(2) MFS® New Discovery Series
(Acquiring Fund)
Initial Class	0.90%	None	0.08%	0.98%	N/A	0.98%
Service Class	0.90%	0.25%	0.08%	1.23%	N/A	1.23%
(3) MFS® New Discovery Series
(Acquiring Fund) (Pro Forma combining (1) and (2))[4]
Initial Class	0.90%	None	0.08%	0.98%	N/A	0.98%
Service Class	0.90%	0.25%	0.08%	1.23%	N/A	1.23%

[1]

“Other Expenses” for each Fund do not include the one-time fees and expenses that will be borne by each Fund in connection with the consummation of the Reorganization, as described in the “Information About the Reorganization—Reorganization Fees and Expenses” section. MFS has agreed to pay the Acquired Fund’s reasonable costs associated with the Reorganization, excluding any brokerage commissions and other transaction costs associated with repositioning the Acquired Fund’s portfolio holdings. MFS has also agreed to pay the Acquiring Fund’s legal expenses incurred in connection with this Reorganization.

[2]

Net Annual Fund Operating Expenses reflect an expense limitation agreement of 1.15% and 1.40% for Initial Class shares and Service Class shares, respectively under which Sun Capital has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until April 30, 2013.

[3]	Assumes that the Reorganization occurred on the first day of the twelve-month period ended December 31, 2011.

Examples

The Examples are intended to help you compare the cost of investing in the Initial Class and Service Class shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated, then redeem all of your Initial Class or Service Class shares at the end of those periods. The Examples also assume that your investment has a 5% return each year. Please note that the Examples do not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the Acquired and Acquiring Funds are offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Fund/Share Class	One Year	Three Years	Five Years	Ten Years
(1) SCSM Invesco Small Cap Growth Fund
(Acquired Fund)
Initial Class	$118	$409	$721	$1,607
Service Class	$144	$488	$857	$1,894
(2) MFS® New Discovery Series
(Acquiring Fund)
Initial Class	$100	$312	$542	$1,201
Service Class	$125	$390	$676	$1,489
(3) MFS® New Discovery Series
(Acquiring Fund) (Pro Forma combining (1) and (2))
Initial Class	$100	$312	$542	$1,201
Service Class	$125	$390	$676	$1,489

Portfolio Turnover

Each of the Acquired and Acquiring Funds pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Examples, affect the Fund’s performance. During their most recent fiscal years, the Acquired and Acquiring Funds’ portfolio turnover rates were 33% and 177%, respectively, of the average value of their portfolios.

Investment Management and Subadvisory Arrangements

Sun Capital serves as adviser to the Acquired Fund.

Invesco serves as subadviser to the Acquired Fund. For its services, Invesco receives a subadvisory fee. The subadvisory fee is paid by Sun Capital and the Acquired Fund is not responsible for paying the subadvisory fee directly.

MFS serves as adviser to the Acquiring Fund.

For additional information about Sun Capital, Invesco, MFS and the portfolio managers of the Funds, see “Investment Management.”

Performance

The performance information in the following charts provides some indication of the risks of investing in the Funds’ shares by showing changes in the total return of the Fund’s shares from year to year and by comparing the average annual total returns of the Funds’ shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the Funds’ shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through a separate account that funds the variable annuity and variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

SCSM Invesco Small Cap Growth Fund

Year-by-year total returns for Initial Class shares:

Best Quarter:    18.41% (Quarter ended 6/30/2009)

Worst Quarter:    (20.95)% (Quarter ended 9/30/2011)

Year-by-year total returns for Service Class shares:

Best Quarter:    18.30% (Quarter ended 6/30/2009)

Worst Quarter:    (20.96)% (Quarter ended 9/30/2011)

MFS® New Discovery Series

Year-by-year total returns for Initial Class shares:

Best Quarter:    31.26% (Quarter ended 6/30/2009)

Worst Quarter:    (27.49)% (Quarter ended 12/31/2008)

Year-by-year total returns for Service Class shares:

Best Quarter: 31.20% (Quarter ended 6/30/2009)

Worst Quarter: (27.58)% (Quarter ended 12/31/2008)

As shown in the tables below, both the Initial Class and Service Class shares of the MFS New Discovery Series outperformed the corresponding class of the SC Invesco Small Cap Growth Fund for the three-year period ended December 31, 2011, while both the Initial Class and Service Class shares of the SC Invesco Small Cap Growth Fund outperformed the corresponding class of the MFS New Discovery Series for the one-year period ended December 31, 2011. While the MFS New Discovery Series has been in operation for over 10 years, the SC Invesco Small Cap Growth Fund commenced operations in October 2008. The MFS New Discovery Series has outperformed the SC Invesco Small Cap Growth Fund for the period since the inception of the SC Invesco Small Cap Growth Fund.

Average Annual Total Returns for Periods Ended December 31, 2011 (audited) and Six-Month Period Ended June 30, 2012 (unaudited)1

			Periods Ended December 31, 2011
Fund	Share Class	Six Months Ended June 30, 2012	One Year	Three Year	Five Year	Since Inception	Date of Inception
SCSM Invesco Small Cap Growth Fund
(Acquired Fund)
	Initial Class	8.70%	(0.92)%	18.07%	N/A	6.73%	October 1, 2008
	Service Class	8.59%	(1.20)%	17.78%	N/A	6.45%	October 1, 2008
	Russell 2000® Growth Index[2]	8.81%	(2.91)%	19.00%	N/A	6.38%	October 1, 2008

			Periods Ended December 31, 2011
Fund	Share Class	Six Months Ended June 30, 2012	One Year	Three Year	Five Year	Ten Year	Since Inception*	Date of Inception*
MFS® New Discovery Series
(Acquiring Fund)
	Initial Class	11.90%	(10.27)%	25.92%	4.42%	3.72%	12.55%	October 1, 2008
	Service Class	11.79%	(10.49)%	25.62%	4.16%	3.46%	12.27%	October 1, 2008
	Russell 2000® Growth Index[2]	8.81%	(2.91)%	19.00%	2.09%	4.48%	6.38%	October 1, 2008

*	Since inception date of the SC SM Invesco Small Cap Growth Fund. “Since Inception” index information is from the inception date of the SC SM Invesco Small Cap Growth Fund.
[1]	The performance information in the tables above reflects reinvestment of dividends and other earnings.
[2]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each Fund’s shares will go up and down, meaning that you could lose money on your investment in either Fund. Because the Acquired and Acquiring Funds share similar investment objectives and strategies, the principal risks of an investment in the SC Invesco Small Cap Growth Fund are similar to the principal risks of an investment in the MFS New Discovery Series. The Funds are principally subject to the risks described below. The fact that one Fund has expressly and specifically disclosed below a particular risk and the other Fund has not does not mean that the other Fund is not subject to such risk, but only that it has not identified that risk, as specifically stated, as a principal risk in its prospectus.

SCSM Invesco Small Cap Growth Fund	MFS® New Discovery Series
Investors could lose money on their investments in the Fund or the Fund could perform less well than other possible investments if any of the following occurs:	The share price of the Fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the Fund may not achieve its objective and/or you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

	SCSM Invesco Small Cap Growth Fund	MFS® New Discovery Series
The principal risks of investing in the Fund are:

Stock Market Risk

•      U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•      Prices of securities in the Fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk	• Prices of securities in the Fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.	Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Growth Company Risk	• The Fund’s growth-oriented investment style and small cap focus do not produce favorable results relative to market trends.	The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

	SCSM Invesco Small Cap Growth Fund	MFS® New Discovery Series
Small Cap Risk

•      Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.

•      The Fund’s growth-oriented investment style and small cap focus do not produce favorable results relative to market trends.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Market capitalization range”:

Market capitalization range — A Fund that intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by such Fund’s key investment strategy may, nonetheless, maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range. Securities of small and mid capitalization companies may present greater risks than securities of larger, more established companies. Small and mid capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices.

The stocks of small cap companies can be more volatile than the stocks of larger companies due to limited product lines, financial and management resources, market and distribution channels. Small cap companies often have shorter operating histories than larger, well-established companies. Their shares can be less liquid than those of larger companies, especially during market declines.

Foreign Risk

•      Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Economic and Market Events”:

Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more

SCSM Invesco Small Cap Growth Fund	MFS® New Discovery Series

Economic and Market Events - Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. For example, regional economic or political instability, political unrest and natural disasters may impact issuers across various countries, regions and markets. The severity or duration of such conditions may be affected by policy changes made by governments or quasi-governmental organizations. Economic and market events may not have the same impact on all types of securities and a Fund’s investments could underperform other types of investments.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Multinational and foreign companies”:

connected, which increase the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical or other conditions than the U.S. market.

Multinational and foreign companies — Multinational companies are those companies that conduct their business operations and activities in more than one country. Foreign companies are those companies that conduct their business operations and activities outside of the United States. Due to investments in multinational or foreign companies, a fund may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. In the event of nationalization, expropriation or confiscation, a fund could lose its entire investment in foreign securities.

	SCSM Invesco Small Cap Growth Fund	MFS® New Discovery Series
ADR Risk

•      ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “American Depositary Receipts”:

American Depositary Receipts — American Depositary Receipts (“ADRs”) are U.S. dollar denominated securities representing an interest in foreign securities. ADRs evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.

Investment Selection Risk	• The subadviser’s judgments about future economic trends or the relative value of securities selected for the Fund’s portfolio prove to be wrong.	The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the Fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the Fund invests.

Counterparty and Third Party Risk		Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

	SCSM Invesco Small Cap Growth Fund	MFS® New Discovery Series
Liquidity Risk		Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Currency Risk

•      The value of dividends or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies.

Convertible Securities Risk

•      Convertible securities are affected by: market interest rates, the risk that the issuer may default on interest or principal payments, and the value of the underlying common stock into which these securities may be converted.

Proposal 5

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR

THE REORGANIZATION OF SUN CAPITAL INVESTMENT GRADE BOND FUND®

INTO MFS® RESEARCH BOND SERIES

Shareholders of Sun Capital Investment Grade Bond Fund (the “Acquired Fund”) are being asked to approve the Agreement providing for the Reorganization of that Fund into MFS Research Bond Series (the “Acquiring Fund”). The Funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview.”

Comparison of Acquired and Acquiring Funds

The Acquired and Acquiring Funds’ investment objectives differ somewhat in that the Acquired Fund seeks high current income consistent with relative stability of principal, while the Acquiring Fund seeks total return with an emphasis on current income, but also considering capital appreciation.

The Acquired and Acquiring Funds have similar principal investment strategies in that each Fund invests at least 80% of its net assets in fixed income securities. However, unlike the Acquiring Fund, the Acquired Fund’s 80% policy is limited to investment grade fixed income securities. While the Acquiring Fund does not have such an investment policy, MFS primarily invests the Acquiring Fund’s assets in investment grade debt instruments. Sun Capital and MFS both utilize bottom-up analysis when selecting specific investments for the respective Fund, but Sun Capital also utilizes top-down analysis extensively, while MFS may consider top-down factors. Both the Acquired and Acquiring Funds may invest in foreign and emerging market securities. While both Funds may invest in high yield bonds, the Acquired Fund has a 20% limitation on such investments. In addition, the Acquiring Fund, unlike the Acquired Fund, may also use derivatives for any investment purpose. Finally, the Acquired Fund generally has an average dollar-weighted duration within plus or minus one year of the effective duration of the Barclays Capital U.S. Aggregate Bond Index, while the Acquiring Fund has no such duration target.

The investment objective of each Fund may be changed by the Board without shareholder approval.

	Sun Capital Investment Grade Bond Fund®	MFS® Research Bond Series
Net Assets as of 12/31/11	Initial Class: $307,974,871	Initial Class: $367,398,187
	Service Class: $177,740,063	Service Class: $406,272,644
	Total: $485,714,934	Total: $773,670,831

Net Assets as of 6/30/12	Initial Class: $310,272,830	Initial Class: $377,412,074
	Service Class: $186,513,639	Service Class: $542,593,130
	Total: $496,786,469	Total: $920,005,204

Investment Adviser and Portfolio Managers	Investment Adviser: Sun Capital Advisers LLC Portfolio Manager(s): Jill A. Fields, Senior Managing Director, Since 2011

Investment Adviser:

Massachusetts Financial Services

Company

Portfolio Manager(s):

Joshua P. Marston, Investment

Officer, Since 2009

Robert D. Persons, Investment

Officer, Since 2006

Jeffrey S. Wakelin, Investment

Officer, Since 2006

	Sun Capital Investment Grade Bond Fund®	MFS® Research Bond Series
Investment Objective	High current income consistent with relative stability of principal.	Total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

Primary Investments

Each Fund primarily invests in fixed income securities. Fixed income securities include U.S. government securities, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; covered debt securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

	The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities.	MFS normally invests at least 80% of the Fund’s net assets in debt instruments.

Diversification	Each Fund is diversified.

Investment Approach

The adviser selects investments for the fund’s portfolio by:

•        Analyzing the credit quality, yield, and investment risk of individual securities in order to estimate their relative value and attractiveness.

•        Identifying sectors (such as corporate securities, government securities, mortgage-backed securities or asset-backed securities) and maturity ranges that appear to be temporarily underpriced and, therefore, offer favorable yields given their interest rate sensitivity and other risks.

•        Considering whether a particular investment is consistent with the Fund’s targets for portfolio duration, maturity distribution and issuer and sector diversification.

A team of investment research analysts selects investments for the fund. MFS allocates the Fund’s assets to analysts by sectors of the debt market.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of the debt instrument and its features may also be

	Sun Capital Investment Grade Bond Fund®	MFS® Research Bond Series
considered. In structuring the Fund, MFS may also consider top-down factors, including sector allocations, yield curve positioning, macroeconomic factors and risk management factors.

Credit Quality	The Fund invests at least 80% of its net assets in investment grade fixed income securities. The Fund may invest up to 20% of its assets in high yield or junk bonds rated at least B by one rating agency or unrated bonds of equivalent quality as determined by the adviser.	MFS primarily invests the Fund’s assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments (lower quality debt instruments).

Derivatives	N/A	While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

Duration Target	The portfolio’s average dollar-weighted duration is generally within plus or minus one year of the effective duration of the Barclays Capital U.S. Aggregate Bond Index, which was 4.95 years as of December 31, 2011. (Duration is a measure of interest rate sensitivity.) There is no limit on the maturity or duration of individual securities.

Foreign and Emerging Market Securities

The Fund invests in investment grade fixed income securities, including those issued by:

•        U.S. and foreign companies, including companies in emerging market countries

•        Foreign governments, including governments of emerging market countries

Debt instruments include foreign government securities. MFS may invest the Fund’s assets in foreign securities, including emerging market securities.

Comparison of, and Effect on, Fund Operations and Expenses

The operating expenses of each Fund for the fiscal year ended December 31, 2011 (including pro forma expenses showing the effect of the Reorganization) are set forth below. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the Fund is offered. Please see the prospectus for your variable contract for more information.

Holders of Initial Class and Service Class shares of Sun Capital Investment Grade Bond Fund will receive Initial Class and Service Class shares, respectively, of MFS® Research Bond Series in the Reorganization.

Management Fees. Each of the Acquired and Acquiring Funds pays its respective investment adviser a management fee equal on an annual basis to a percentage of the Fund’s average daily net assets. The management fee arrangements for each of the Funds are set forth below.

Investment Management Fees

(Rates Applied to Average Daily Net Assets)

Sun Capital Investment Grade Bond Fund® (Acquired Fund)	MFS® Research Bond Series (Acquiring Fund)
0.60%	0.50%

During the fiscal year ended December 31, 2011, the Acquired Fund paid an effective advisory fee rate of 0.60% and the Acquiring Fund paid an effective advisory fee rate of 0.50%.

If the Reorganization is consummated, the combined fund will pay management fees pursuant to the Acquiring Fund’s fee schedule.

Sales Charges and Rule 12b-1 Fees. Neither Fund imposes an initial sales charge on the purchase of Initial Class or Service Class shares or a contingent deferred sales charge upon redemption of Initial Class or Service Class shares.

Both Funds have adopted distribution plans under Rule 12b-1 of the 1940 Act for their Service Class shares. The Funds’ Service Class shares are subject to a maximum Rule 12b-1 fee of 0.25% annually of the average daily net assets attributable to each Fund’s respective Service Class shares. Initial Class shares of each Fund have not adopted Rule 12b-1 distribution plans, and do not incur Rule 12b-1 fees.

Other Expenses and Total Annual Funds Operating Expenses. As shown in greater detail in the tables below, the MFS Research Bond Series’ “Other Expenses” and “Total Annual Fund Operating Expenses” for each class of shares were each lower than those of the Sun Capital Investment Grade Bond Fund for the corresponding class of shares during each Fund’s most recently completed fiscal year, and it is estimated that the expenses of each class of the pro forma combined fund (shown below, in (3)) will be equal to the expenses of the corresponding class of shares of the MFS Research Bond Series. Also shown below, in (4), is the combined effect of consummation of both of the Reorganizations contemplated in Proposals 5 and 6. If solely the Reorganization contemplated in this Proposal 5 is consummated, the respective expense ratios of the Initial Class and Service Class of the combined fund will be 0.57% and 0.82%, and thus lower than the 0.71% and 0.96% expense ratios of the corresponding classes of the Sun Capital Investment Grade Bond Fund. If the Reorganizations contemplated in both Proposals 5 and 6 are both consummated, the respective expense ratios of the Initial Class and Service Class of the combined fund will be reduced further to 0.56% and 0.81%.

Annual Fund Operating Expenses (12-month period ended 12/31/2011)

(expenses that you pay each year as a percentage of the value of your investment)

The annual fund operating expenses are based on the expenses that each Fund incurred during its most recently completed fiscal year adjusted to reflect annualized expenses and certain current fee arrangements, but have not been adjusted to reflect each Fund’s current asset size. The below analysis is based on average net assets for the twelve-month period ended December 31, 2011.

Fund/Share Class	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses
(1) Sun Capital Investment Grade Bond Fund®
(Acquired Fund)
Initial Class	0.60%	None	0.11%	0.71%
Service Class	0.60%	0.25%	0.11%	0.96%

(2) MFS® Research Bond Series
(Acquiring Fund)
Initial Class	0.50%	None	0.07%	0.57%
Service Class	0.50%	0.25%	0.07%	0.82%

(3) MFS® Research Bond Series
(Acquiring Fund) (Pro Forma combining (1) and (2)) [2]
Initial Class	0.50%	None	0.07%	0.57%
Service Class	0.50%	0.25%	0.07%	0.82%

(4) MFS® Research Bond Series
(Acquiring Fund) (Pro Forma combining (1) and (2) and also assuming consummation of the Reorganization in Proposal 6 below) [2]
Initial Class	0.50%	None	0.06%	0.56%
Service Class	0.50%	0.25%	0.06%	0.81%

[1]

“Other Expenses” for each Fund do not include the one-time fees and expenses that will be borne by each Fund in connection with the consummation of the Reorganization, as described in the “Information About the Reorganization—Reorganization Fees and Expenses” section. MFS has agreed to pay the Acquired Fund’s reasonable costs associated with the Reorganization, excluding any brokerage commissions and other transaction costs associated with repositioning the Acquired Fund’s portfolio holdings.

[2]	Assumes that the Reorganization occurred on the first day of the twelve-month period ended December 31, 2011.

Examples

The Examples are intended to help you compare the cost of investing in the Initial Class and Service Class shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated, then redeem all of your Initial Class or Service Class shares at the end of those periods. The Examples also assume that your investment has a 5% return each year. Please note that the Examples do not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the Acquired and Acquiring Funds are offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Fund/Share Class	One Year	Three Years	Five Years	Ten Years
(1) Sun Capital Investment Grade Bond Fund®
(Acquired Fund)
Initial Class	$73	$227	$395	$883
Service Class	$98	$306	$531	$1,178

(2) MFS® Research Bond Series
(Acquiring Fund)
Initial Class	$58	$183	$318	$714
Service Class	$84	$262	$455	$1,014

(3) MFS® Research Bond Series
(Acquiring Fund) (Pro Forma combining (1) and (2))
Initial Class	$58	$183	$318	$714
Service Class	$84	$262	$455	$1,014

(4) MFS® Research Bond Series
(Acquiring Fund) (Pro Forma combining (1) and (2) and also assuming consummation of the Reorganization in Proposal 6 below)
Initial Class	$57	$179	$313	$701
Service Class	$83	$259	$450	$1,002

Portfolio Turnover

Each of the Acquired and Acquiring Funds pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Examples, affect the Fund’s performance. During their most recent fiscal years, the Acquired and Acquiring Funds’ portfolio turnover rates were 96% and 60%, respectively, of the average value of their portfolios.

Investment Management Arrangements

Sun Capital serves as adviser to the Acquired Fund.

MFS serves as adviser to the Acquiring Fund.

For additional information about Sun Capital, MFS and the portfolio managers of the Funds, see “Investment Management.”

Performance

The performance information in the following charts provides some indication of the risks of investing in the Funds’ shares by showing changes in the total return of the Fund’s shares from year to year and by comparing the average annual total returns of the Funds’ shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the Funds’ shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through a separate account that funds the variable annuity and variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Sun Capital Investment Grade Bond Fund®

Year-by-year total returns for Initial Class shares:

Best Quarter:         9.22% (Quarter ended 6/30/2009)

Worst Quarter:      (7.72)% (Quarter ended 12/31/2008)

Year-by-year total returns for Service Class shares:

Best Quarter:        9.09% (Quarter ended 6/30/2009)

Worst Quarter:      (7.71)% (Quarter ended 12/31/2008)

MFS® Research Bond Series

Year-by-year total returns for Initial Class shares:

Best Quarter:        6.83% (Quarter ended 9/30/2009)

Worst Quarter:      (2.56)% (Quarters ended 6/30/2004 and 9/30/2008)

Year-by-year total returns for Service Class shares:

Best Quarter:        6.79% (Quarter ended 9/30/2009)

Worst Quarter:      (2.67)% (Quarter ended 6/30/2004)

As shown in the tables below, both the Initial Class and Service Class shares of the MFS Research Bond Series outperformed the corresponding class of the Sun Capital Investment Grade Bond Fund for the five-year period ended December 31, 2011 and the Initial Class shares of the MFS Research Bond Series outperformed for the ten-year period as well (Service Class shares of the Sun Capital Investment Grade Bond Fund commenced operations in February 2004). Initial Class and Service Class shares of the Sun Capital Investment Grade Bond Fund outperformed the corresponding class of the MFS Research Bond Series for the one- and three-year periods ended December 31, 2011, however, as follows: the Sun Capital Investment Grade Bond Fund’s average annual total returns for the one-year period were 7.06% and 6.77% for its Initial Class and Service Class shares, respectively, while those of the MFS Research Bond Series were 6.75% and 6.48% for its Initial Class and Service Class shares, respectively; the Sun Capital Investment Grade Bond Fund’s average annual total returns for the three-year period were 11.73% and 11.44% for its Initial Class and Service Class shares, respectively, while those of the MFS Research Bond Series were 10.04% and 9.78% for its Initial Class and Service Class shares, respectively.

Average Annual Total Returns for Periods Ended December 31, 2011 (audited) and Six-Month Period Ended June 30, 2012 (unaudited)1

			Periods Ended December 31, 2011
Fund	Share Class	Six Months Ended June 30, 2012	One Year	Three Year	Five Year	Ten Year (Initial Class)/Since Inception (Service Class)	Date of Inception (Service Class)
Sun Capital Investment Grade Bond Fund®
(Acquired Fund)	Initial Class	3.70%	7.06%	11.73%	4.84%	5.27%	N/A
	Barclays Capital U.S. Aggregate Bond Index[2]	2.37%	7.84%	6.77%	6.50%	5.78%	N/A
	Service Class	3.56%	6.77%	11.44%	4.58%	4.39%	February 1, 2004
	Barclays Capital U.S. Aggregate Bond Index[2]	2.37%	7.84%	6.77%	6.50%	5.39%	February 1, 2004

			Periods Ended December 31, 2011
Fund	Share Class	Six Months Ended June 30, 2012	One Year	Three Year	Five Year	Ten Year	Since Inception (Service Class)*	Date of Inception (Service Class)*
MFS® Research Bond Series
(Acquiring Fund)
	Initial Class	3.46%	6.75%	10.04%	6.28%	6.11%	N/A	N/A
	Barclays Capital U.S. Aggregate Bond Index[2]	2.37%	7.84%	6.77%	6.50%	5.78%	N/A	N/A
	Service Class	3.35%	6.48%	9.78%	6.01%	5.86%	5.02%	February 1, 2004
	Barclays Capital U.S. Aggregate Bond Index[2]	2.37%	7.84%	6.77%	6.50%	5.78%	5.39%	February 1, 2004

*	Since the inception date of the Service Class shares of the Sun Capital Investment Grade Bond Fund. “Since Inception” index information is from the inception date of the Service Class shares of the Sun Capital Investment Grade Bond Fund.
[1]	The performance information in the tables above reflects reinvestment of dividends and other earnings.
[2]

The Barclays Capital U.S. Aggregate Bond Index is a widely recognized market value-weighted index composed of U.S. Treasuries, agencies, credit, asset-backed securities, commercial mortgage-backed securities and mortgage-backed securities.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each Fund’s shares will go up and down, meaning that you could lose money on your investment in either Fund. Because the Acquired and Acquiring Funds share similar investment objectives and strategies, the principal risks of an investment in the Sun Capital Investment Grade Bond Fund are similar to the principal risks of an investment in the MFS Research Bond Series. The Funds are principally subject to the risks described below. The fact that one Fund has expressly and specifically disclosed below a particular risk and the other Fund has not does not mean that the other Fund is not subject to such risk, but only that it has not identified that risk, as specifically stated, as a principal risk in its prospectus.

	Sun Capital Investment Grade Bond Fund®	MFS® Research Bond Series
Investors could lose money on their investments in the Fund or the Fund could perform less well than other possible investments if any of the following occurs:

The yield and share price of the Fund will
change daily based on changes in interest rates
and market, economic, industry, political,
regulatory, geopolitical, and other conditions.
As with any mutual fund, the Fund may not
achieve its objective and/or you could lose
money on your investment in the Fund. An
investment in the Fund is not a bank deposit
and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other
governmental agency.

The principal risks of investing in the Fund are:

Interest Rate Risk	• Interest rates go up, causing the value of the Fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.	The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes.

Credit Risk

•        The issuer or guarantor of fixed income securities owned by the Fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The price of a debt instrument can also decline in response to changes in the financial

Sun Capital Investment Grade Bond Fund®	MFS® Research Bond Series

condition of the issuer or borrower, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, political, regulatory, geopolitical, and other conditions. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the price of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including asset-backed securities, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Lower quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Lower quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for lower quality debt instruments can be less liquid, especially during periods of recession or general market decline.

	Sun Capital Investment Grade Bond Fund®	MFS® Research Bond Series
Asset-Backed Securities Risk

•        The Fund’s investments in mortgage-backed or asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Fixed income instruments”:

Fixed income instruments - Fixed income instruments include U.S. government securities, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; covered debt securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. These securities may have many types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment-in-kind, and auction rate features. Fixed income securities may be of any maturity or duration.

For certain types of debt instruments, including asset-backed securities, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

These securities are also subject to prepayment and extension risks as described below in “Prepayment/Extension Risk.”

	Sun Capital Investment Grade Bond Fund®	MFS® Research Bond Series
Liquidity Risk

•        The illiquidity of a given security limits the Fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Prepayment/Extension Risk

•        The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•        The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

Many types of debt instruments, including mortgage-backed securities, asset-backed securities, certain corporate bonds and certain derivatives, and municipal housing bonds, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected. As a result, the maturity of the debt instrument is extended, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Foreign Risk	• Prices of the Fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.	Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the

Sun Capital Investment Grade Bond Fund®	MFS® Research Bond Series

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Economic and Market Events”:

Economic and Market Events — Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. For example, regional economic or political instability, political unrest and natural disasters may impact issuers across various countries, regions and markets. The severity or duration of such conditions may be affected by policy changes made by governments or quasi-governmental organizations. Economic and market events may not have the same impact on all types of securities and a Fund’s investments could underperform other types of investments.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Multinational and foreign companies”:

Multinational and foreign companies — Multinational companies are those companies that conduct their business operations and activities in more than one country. Foreign companies are those companies that conduct their business operations and activities outside of the United States. Due to investments in multinational or foreign companies, a fund may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. In the event of nationalization, expropriation or confiscation, a fund could lose its entire investment in foreign securities.

expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increase the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical, or other conditions than the U.S. market.

	Sun Capital Investment Grade Bond Fund®	MFS® Research Bond Series
Emerging Markets Risk

•        The Fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Emerging markets”:

Emerging markets — Foreign investment risk may be particularly high to the extent that a fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

Emerging market investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less developed economies and markets, less developed legal, regulatory, and accounting systems, and more government involvement in the economy than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk	• The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.	A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central

	Sun Capital Investment Grade Bond Fund®	MFS® Research Bond Series
banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

High Yield Securities Risk

•        An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the Fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “High yield securities (junk bonds)”:

High yield securities (junk bonds) — Unless otherwise noted, a fund will consider high yield securities (junk bonds) to be those securities rated below investment grade but rated at least Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. Those funds permitting investment in securities rated below Caa by Moody’s (or equivalently rated by S&P or Fitch, or, if unrated, determined by the fund’s subadviser to be of comparable quality) may experience the risks of investing in high yield securities to a greater extent, especially those associated with the illiquidity of high yield securities.

Lower quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Lower quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for lower quality debt instruments can be less liquid, especially during periods of recession or general market decline.

	Sun Capital Investment Grade Bond Fund®	MFS® Research Bond Series

High yield securities involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

The market for high yield securities is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice, and high yield securities may be more difficult for a fund to value accurately than higher rated securities. The market for high yield bonds could also be impacted by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Rating Agencies Risk

•        Rating agencies, on which the adviser may rely in part when selecting securities for the Fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

	Sun Capital Investment Grade Bond Fund®	MFS® Research Bond Series
Investment Selection Risk	• The adviser’s judgments about future economic trends or the relative values of securities selected for the fund’s portfolio prove to be wrong.	The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the Fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the Fund invests.

Market Risk	• Prices of securities in the Fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Inflation-Adjusted Debt Instruments Risk		Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Risk		The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, market and economic conditions, issuer, industry-specific and other conditions. If the Internal Revenue Service or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the Fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

	Sun Capital Investment Grade Bond Fund®	MFS® Research Bond Series
Derivatives Risk		Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

Leveraging Risk		Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk		Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Proposal 6

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR

THE REORGANIZATION OF SCSM PIMCO TOTAL RETURN FUND INTO

MFS® RESEARCH BOND SERIES

Shareholders of SC PIMCO Total Return Fund (the “Acquired Fund”) are being asked to approve the Agreement providing for the Reorganization of that Fund into MFS Research Bond Series (the “Acquiring Fund”). The Funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview.”

Comparison of Acquired and Acquiring Funds

The Acquired and Acquiring Funds’ investment objectives differ somewhat in that the Acquired Fund seeks maximum total return, consistent with capital preservation, while the Acquiring Fund seeks total return with an emphasis on current income, but also considering capital appreciation.

As indicated in the chart below, the Acquired and Acquiring Funds have similar principal investment strategies in that each invests at least 80% of its net assets in fixed income securities. The Acquired Fund treats derivatives linked to fixed income securities as “fixed income securities” for purposes of its 80% policy. In addition, both Pacific Investment Management Company LLC (“PIMCO”), the Acquired Fund’s subadviser, and MFS utilize bottom-up analysis when selecting specific investments for the respective Fund, but PIMCO also utilizes top-down analysis, while MFS may consider top-down factors. The Funds differ in that while both Funds may invest in high yield securities or junk bonds, the Acquired Fund has a 10% limitation on such investments. Further, while both Funds may invest in foreign securities, the Acquired Fund, unlike the Acquiring Fund, has a 30% limitation on its investments in foreign securities, a 15% limitation on investments in emerging markets securities and limits its foreign currency exposure to 20% of its total assets. In addition, the Acquired Fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis, may engage in short sales and may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities as part of its principal investment strategy. Finally, the Acquired Fund may also trade actively as part of its principal investment strategy. Although the Acquiring Fund may invest in such securities and engage in these activities it does not do so as a principal investment strategy.

The investment objective of each Fund may be changed by the Board without shareholder approval.

	SCSM PIMCO Total Return Fund	MFS® Research Bond Series

Net Assets as of 12/31/11	Initial Class: $361,694,247 Service Class: $704,915,753 Total: $1,066,610,000	Initial Class: $367,398,187 Service Class: $406,272,644 Total: $773,670,831

Net Assets as of 6/30/12	Initial Class: $322,193,268 Service Class: $749,792,524 Total: $1,071,985,792	Initial Class: $ 377,412,074 Service Class: $ 542,593,130 Total: $ 920,005,204

Investment Adviser and Portfolio Managers	Investment Adviser: Sun Capital Advisers LLC Subadviser: Pacific Investment Management Company LLC Portfolio Manager(s): William H. Gross, Managing Director, Co-CIO and founding partner, Since 2008

Investment Adviser:

Massachusetts Financial Services Company

Portfolio Manager(s):

Joshua P. Marston, Investment

Officer, Since 2009

Robert D. Persons, Investment Officer, Since 2006

Jeffrey S. Wakelin, Investment Officer, Since 2006

	SCSM PIMCO Total Return Fund	MFS® Research Bond Series
Investment Objective	Maximum total return, consistent with capital preservation.	Total return with an emphasis on current income, but also considering capital appreciation.
Principal Investment Strategies

Primary Investments

Each Fund primarily invests in fixed income securities. Fixed income securities include U.S. government securities, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; covered debt securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

MFS normally invests at least 80% of the Fund’s net assets in debt instruments.
Diversification	Each Fund is diversified.
Investment Approach

The key investment strategies of PIMCO, the Fund’s subadviser, include:

•      Developing an outlook for interest rates, foreign currency exchange rates and the economy, and analyzing credit and call risks through rigorous macro economic analysis.

•      Identifying areas of the bond market that are undervalued relative to the rest of the market

A team of investment research analysts selects investments for the fund. MFS allocates the Fund’s assets to analysts by sectors of the debt market.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their

	SCSM PIMCO Total Return Fund	MFS® Research Bond Series

by grouping bonds into the following sectors: money markets, governments, corporate, mortgages, asset-backed, and international.

•      Shifting assets among market sectors depending on changes in relative valuations and credit spreads.

•      Conducting company specific credit research.

•      Using proprietary software that assists in the evaluation of market sectors and the pricing of specific securities.

issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of the debt instrument and its features may also be considered. In structuring the Fund, MFS may also consider top-down factors, including sector allocations, yield curve positioning, macroeconomic factors and risk management factors.

Credit Quality	The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Group or Fitch Ratings or, if unrated, of comparable quality as determined by the Fund’s subadviser.	MFS primarily invests the Fund’s assets in investment grade debt instruments, but may also invest in less than investment grade quality debt instruments (lower quality debt instruments).

Derivatives

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls, in which the fund sells securities and contracts to repurchase the same or similar securities as a later date.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

	SCSM PIMCO Total Return Fund	MFS® Research Bond Series
Duration Target	The average portfolio duration of the fund, as calculated by the Fund’s subadviser, will normally vary within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index (which was 4.95 years as of December 31, 2011).	N/A

Foreign and Emerging Market Securities

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

The Fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets.

The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

Debt instruments include foreign government securities. MFS may invest the Fund’s assets in foreign securities, including emerging market securities.

Short Sales	The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis and may engage in short sales.	N/A

Preferred Stock	The Fund may also invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.	N/A

Temporary Defensive Positions

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Defensive Investing”:

Defensive Investing- A fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. To the extent that a fund might adopt a temporary defensive position, and over the course of its existence, the fund may not meet its stated investment goal.

In response to adverse market, economic, political, or other conditions, MFS may depart from the Fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

	SCSM PIMCO Total Return Fund	MFS® Research Bond Series
Active Trading	The Fund has a high portfolio turnover rate, which may result in increased transaction costs to the Fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect Fund performance.	MFS may engage in active and frequent trading in pursuing the Fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce the Fund’s return.

Comparison of, and Effect on, Fund Operations and Expenses

The operating expenses of each Fund for the fiscal year ended December 31, 2011 (including pro forma expenses showing the effect of the Reorganization) are set forth below. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the Fund is offered. Please see the prospectus for your variable contract for more information.

Shareholders of Initial Class and Service Class shares of SC PIMCO Total Return Fund will receive Initial Class and Service Class shares, respectively, of MFS Research Bond Series in the Reorganization.

Management Fees. Each of the Acquired and Acquiring Funds pays its respective investment adviser a management fee equal on an annual basis to a percentage of the Fund’s average daily net assets. The management fee arrangements for each of the Funds are set forth below.

Investment Management Fees

(Rates Applied to Average Daily Net Assets)

SCSM PIMCO Total Return Fund (Acquired Fund)	MFS® Research Bond Series (Acquiring Fund)
0.65% (unified fee)	0.50%

During the fiscal year ended December 31, 2011, the Acquired Fund paid an effective advisory fee rate of 0.648% and the Acquiring Fund paid an effective advisory fee rate of 0.50%.

The Acquired Fund’s advisory fee is a “unified” fee. This means that it covers substantially all of the ordinary expenses of managing and operating the Acquired Fund, including custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services to the Sun Capital Trust. The Acquiring Fund’s lower advisory fee covers a much more limited set of expenses. As a result, it is more informative to compare the two Funds’ total expense ratios (set forth below) than it is to compare their respective advisory fees.

If the Reorganization is consummated, the combined fund will pay management fees pursuant to the Acquiring Fund’s fee schedule.

Sales Charges and Rule 12b-1 Fees. Neither Fund imposes an initial sales charge on the purchase of Initial Class or Service Class shares or a contingent deferred sales charge upon redemption of Initial Class or Service Class shares.

Both Funds have adopted distribution plans under Rule 12b-1 of the 1940 Act for their Service Class shares. The Funds’ Service Class shares are subject to a maximum Rule 12b-1 fee of 0.25% annually of the average daily net assets attributable to each Fund’s respective Service Class shares. Initial Class shares of each Fund have not adopted Rule 12b-1 distribution plans, and do not incur Rule 12b-1 fees.

Other Expenses and Total Annual Funds Operating Expenses. As shown in greater detail in the tables below, the MFS Research Bond Series’ “Other Expenses” for each class of shares were each higher than those of the SC PIMCO Total Return Fund for the corresponding class of shares during each Fund’s most recently completed fiscal year. However, this is due primarily to the fact that the SC PIMCO Total Return Fund’s higher advisory fee covers substantially all of that Fund’s operating expenses. The MFS Research Bond Series’ “Total Annual Fund Operating Expenses” for each class of shares were each lower than those of the SC PIMCO Total Return Fund for the corresponding class of shares during each Fund’s most recently completed fiscal year. It is estimated that the expenses of each class of the pro forma combined fund (shown below, in (3)) will be equal to the expenses of the corresponding class of shares of the MFS Research Bond Series. Also shown below, in (4), is the combined effect of consummation of both of the Reorganizations contemplated in Proposals 5 and 6. If solely the Reorganization contemplated in this Proposal 6 is consummated, the respective expense ratios of the Initial Class and Service Class of the combined fund will be 0.57% and 0.82%, and thus lower than the 0.66% and 0.91% expense ratios of the corresponding classes of the SC PIMCO Total Return Fund. If the Reorganization contemplated in both Proposals 5 and 6 are both consummated, the respective expense ratios of the Initial Class and Service Class of the combined fund will be reduced further to 0.56% and 0.81%.

Annual Fund Operating Expenses (12-month period ended 12/31/2011)

(expenses that you pay each year as a percentage of the value of your investment)

The annual fund operating expenses are based on the expenses that each Fund incurred during its most recently completed fiscal year adjusted to reflect annualized expenses and certain current fee arrangements, but have not been adjusted to reflect each Fund’s current asset size. The below analysis is based on average net assets for the twelve-month period ended December 31, 2011.

Fund/Share Class	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses
(1) SCSM PIMCO Total Return Fund
(Acquired Fund)
Initial Class	0.65%[2]	None	0.01%	0.66%
Service Class	0.65%[2]	0.25%	0.01%	0.91%

(2) MFS® Research Bond Series
(Acquiring Fund)
Initial Class	0.50%	None	0.07%	0.57%
Service Class	0.50%	0.25%	0.07%	0.82%

Fund/Share Class	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses
(3) MFS® Research Bond Series
(Acquiring Fund) (Pro Forma combining (1) and (2))
Initial Class	0.50%	None	0.07%	0.57%
Service Class	0.50%	0.25%	0.07%	0.82%

(4) MFS® Research Bond Series
(Acquiring Fund) (Pro Forma combining (1) and (2) and also assuming consummation of the Reorganization in Proposal 5 above)[3]
Initial Class	0.50%	None	0.06%	0.56%
Service Class	0.50%	0.25%	0.06%	0.81%

[1]

“Other Expenses” for each Fund do not include the one-time fees and expenses that will be borne by each Fund in connection with the consummation of the Reorganization, as described in the “Information About the Reorganization—Reorganization Fees and Expenses” section. MFS has agreed to pay the Acquired Fund’s reasonable costs associated with the Reorganization, excluding any brokerage commissions and other transaction costs associated with repositioning the Acquired Fund’s portfolio holdings.

[2]

This is a unified fee that covers substantially all of the ordinary expenses of managing and operating the Fund, including custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services to the Sun Capital Trust. For more information on unified fees, see “Investment Management—Investment Advisory Fees and Expenses.”

[3]	Assumes that the Reorganization occurred on the first day of the twelve-month period ended December 31, 2011.

Examples

The Examples are intended to help you compare the cost of investing in the Initial Class and Service Class shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated, then redeem all of your Initial Class or Service Class shares at the end of those periods. The Examples also assume that your investment has a 5% return each year. Please note that the Examples do not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the Acquired and Acquiring Funds are offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Fund/Share Class	One Year	Three Years	Five Years	Ten Years
(1) SCSM PIMCO Total Return Fund
(Acquired Fund)
Initial Class	$67	$211	$368	$822
Service Class	$93	$290	$504	$1,120

Fund/Share Class	One Year	Three Years	Five Years	Ten Years
(2) MFS® Research Bond Series
(Acquiring Fund)
Initial Class	$58	$183	$318	$714
Service Class	$84	$262	$455	$1,014

(3) MFS® Research Bond Series
(Acquiring Fund) (Pro Forma combining (1) and (2))
Initial Class	$58	$183	$318	$714
Service Class	$84	$262	$455	$1,014

(4) MFS® Research Bond Series
(Acquiring Fund) (Pro Forma combining (1) and (2) and also assuming consummation of the Reorganization in Proposal 5 above)
Initial Class	$57	$179	$313	$701
Service Class	$83	$259	$450	$1,002

Portfolio Turnover

Each of the Acquired and Acquiring Funds pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Examples, affect the Fund’s performance. During their most recent fiscal years, the Acquired and Acquiring Funds’ portfolio turnover rates were 551% and 60%, respectively, of the average value of their portfolios.

Investment Management and Subadvisory Arrangements

Sun Capital serves as adviser to the Acquired Fund.

PIMCO serves as subadviser to the Acquired Fund. For its services, PIMCO receives a subadvisory fee. The subadvisory fee is paid by Sun Capital and the Acquired Fund is not responsible for paying the subadvisory fee directly.

MFS serves as adviser to the Acquiring Fund.

For additional information about Sun Capital, PIMCO, MFS and the portfolio managers of the Funds, see “Investment Management.”

Performance

The performance information in the following charts provides some indication of the risks of investing in the Funds’ shares by showing changes in the total return of the Funds’ shares from year to year and by comparing the average annual total returns of the Funds’ shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the Funds’ shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through a separate account that funds the variable annuity and variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

SCSM PIMCO Total Return Fund

Year-by-year total returns for Initial Class shares:

.Best Quarter:    4.85% (Quarter ended 9/30/2009)

Worst Quarter:    (1.22)% (Quarter ended 12/31/2010)

Year-by-year total returns for Service Class shares:

Best Quarter:     4.79% (Quarter ended 9/30/2009)

Worst Quarter:     (1.20)% (Quarter ended 12/31/2010)

MFS® Research Bond Series

Year-by-year total returns for Initial Class shares:

Best Quarter:     6.83% (Quarter ended 9/30/2009)

Worst Quarter:    (2.56)% (Quarters ended 6/30/2004 and 9/30/2008)

Year-by-year total returns for Service Class shares:

Best Quarter:     6.79% (Quarter ended 9/30/2009)

Worst Quarter:    (2.67)% (Quarter ended 6/30/2004)

As shown in the tables below, both the Initial Class and Service Class shares of the MFS Research Bond Series outperformed the corresponding class of the SC PIMCO Total Return Fund for the one- and three-year periods ended December 31, 2011. While the MFS Research Bond Series has been in operation for over 10 years, the SC PIMCO Total Return Fund commenced operations in October 2008. The MFS Research Bond Series has outperformed the SC PIMCO Total Return Fund for the period since the inception of the SC PIMCO Total Return Fund.

Average Annual Total Returns for Periods Ended December 31, 2011 (audited) and Six-Month

Period Ended June 30, 2012 (unaudited)1

			Periods Ended December 31, 2011
Fund	Share Class	Six Months Ended June 30, 2012	One Year	Three Year	Five Year	Since Inception	Date of Inception
SCSM PIMCO Total Return Fund
(Acquired Fund)	Initial Class	4.69%	3.70%	6.68%	N/A	8.01%	October 1, 2008
	Service Class	4.66%	3.35%	6.39%	N/A	7.72%	October 1, 2008
	Barclays Capital U.S. Aggregate Bond Index[2]	2.37%	7.84%	6.77%	N/A	7.71%	October 1, 2008

			Periods Ended December 31, 2011
Fund	Share Class	Six Months Ended June 30, 2012	One Year	Three Year	Five Year	Ten Year	Since Inception*	Date of Inception
MFS® Research Bond Series
(Acquiring Fund)	Initial Class	3.46%	6.75%	10.04%	6.28%	6.11%	9.02%	October 1, 2008
	Service Class	3.35%	6.48%	9.78%	6.01%	5.86%	8.75%	October 1, 2008
	Barclays Capital U.S. Aggregate Bond Index[2]	2.37%	7.84%	6.77%	6.50%	5.78%	7.71%	October 1, 2008

*	Since the inception date of the SC SM PIMCO Total Return Fund. “Since Inception” index information is from the inception date of the SC SM PIMCO Total Return Fund.
[1]	The performance information in the tables above reflects reinvestment of dividends and other earnings.
[2]

The Barclays Capital U.S. Aggregate Bond Index is a widely recognized market value-weighted index composed of U.S. Treasuries, agencies, credit, asset-backed securities, commercial mortgage-backed securities and mortgage-backed securities.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each Fund’s shares will go up and down, meaning that you could lose money on your investment in either Fund. Because the Acquired and Acquiring Funds share similar investment objectives and strategies, the principal risks of an investment in the SC PIMCO Total Return

Fund are similar to the principal risks of an investment in the MFS Research Bond Series. The Funds are principally subject to the risks described below. The fact that one Fund has expressly and specifically disclosed below a particular risk and the other Fund has not does not mean that the other Fund is not subject to such risk, but only that it has not identified that risk, as specifically stated, as a principal risk in its prospectus.

	SCSM PIMCO Total Return Fund	MFS® Research Bond Series
Investors could lose money on their investments in the Fund or the Fund could perform less well than other possible investments if any of the following occurs:

The yield and share price of the Fund
will change daily based on changes in
interest rates and market, economic,
industry, political, regulatory,
geopolitical, and other conditions. As
with any mutual fund, the Fund may
not achieve its objective and/or you
could lose money on your investment in
the Fund. An investment in the Fund is
not a bank deposit and is not insured or
guaranteed by the Federal Deposit
Insurance Corporation or any other
governmental agency.

The principal risks of investing in the
Fund are:

Interest Rate Risk	• Interest rates go up, causing the value of the Fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes.

	SCSM PIMCO Total Return Fund	MFS® Research Bond Series
Credit Risk

•      The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. The price of a debt instrument can also decline in response to changes in the financial condition of the issuer or borrower, changes in specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and changes in general market, economic, political, regulatory, geopolitical, and other conditions. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the price of a debt instrument. For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including asset-backed securities, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

Lower quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Lower quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for lower quality debt instruments can be less liquid, especially during periods of recession or general market decline.

	SCSM PIMCO Total Return Fund	MFS® Research Bond Series
Liquidity Risk

•      The illiquidity of a given security limits the Fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Prepayment/Extension Risk

•      The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•      The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

Many types of debt instruments, including mortgage-backed securities, asset-backed securities, certain corporate bonds and certain derivatives, and municipal housing bonds, are subject to the risk of prepayment and/or extension. Prepayment occurs when unscheduled payments of principal are made or the instrument is called or redeemed prior to an instrument’s maturity. When interest rates decline, the instrument is called, or for other reasons, these debt instruments may be repaid more quickly than expected. As a result, the holder of the debt instrument may not be able to reinvest the proceeds at the same interest rate or on the same terms, reducing the potential for gain. When interest rates increase or for other reasons, these debt instruments may be repaid more slowly than expected. As a result, the maturity of the debt instrument is extended, increasing the potential for loss. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Foreign Risk	• Prices of the Fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.	Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions.

SCSM PIMCO Total Return Fund	MFS® Research Bond Series

•      Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Economic and Market Events”:

Economic and Market Events — Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. For example, regional economic or political instability, political unrest and natural disasters may impact issuers across various countries, regions and markets. The severity or duration of such conditions may be affected by policy changes made by governments or quasi-governmental organizations. Economic and market events may not have the same impact on all types of securities and a Fund’s investments could underperform other types of investments.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Multinational and foreign companies”:

Multinational and foreign companies — Multinational companies are those companies that conduct their business operations and activities in more than one country. Foreign companies are those companies that conduct their business operations and activities outside of the United States. Due to investments in multinational or

Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increase the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical, or other conditions than the U.S. market.

	SCSM PIMCO Total Return Fund	MFS® Research Bond Series
foreign companies, a fund may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. In the event of nationalization, expropriation or confiscation, a fund could lose its entire investment in foreign securities.

Emerging Markets Risk

•      The Fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Emerging markets”:

Emerging markets — Foreign investment risk may be particularly high to the extent that a fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

Emerging market investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less developed economies and markets, less developed legal, regulatory, and accounting systems, and more government involvement in the economy than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk	• The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.	A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an

	SCSM PIMCO Total Return Fund	MFS® Research Bond Series

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Derivative contracts”:

Currency swaps and other currency derivatives may be used to hedge against the risk that the currency in which a fund’s foreign securities are denominated will decline in value against the U.S. dollar. However, a fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the fund’s foreign currency investments and its currency derivatives. As a result, such fund might perform less well than a fund that does not hedge against foreign currency risk.

increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

High Yield Securities Risk

•      An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “High yield securities (junk bonds)”:

High yield securities (junk bonds) — Unless otherwise noted, a fund will consider high yield securities (junk bonds) to be those securities rated below investment grade but rated at least Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. Those funds permitting

Lower quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Lower quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for lower quality debt instruments can be less liquid, especially during periods of recession or general market decline.

SCSM PIMCO Total Return Fund	MFS® Research Bond Series

investment in securities rated below Caa by Moody’s (or equivalently rated by S&P or Fitch, or, if unrated, determined by the fund’s subadviser to be of comparable quality) may experience the risks of investing in high yield securities to a greater extent, especially those associated with the illiquidity of high yield securities.

High yield securities involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

The market for high yield securities is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice, and high yield securities may be more difficult for a fund to value accurately than higher rated securities. The market for high yield bonds could also be impacted by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

	SCSM PIMCO Total Return Fund	MFS® Research Bond Series
Rating Agencies Risk

•      Rating agencies, on which the subadviser may rely in part when selecting securities for the Fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

Investment Selection Risk	• The subadviser’s judgments about future economic trends or the relative value of securities selected for the Fund’s portfolio prove to be wrong.	The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the Fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the Fund invests.

Market Risk	• Prices of securities in the Fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Inflation-Adjusted Debt Instruments Risk		Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income both can decline. In addition, the measure of inflation used may not correspond to the actual rate of inflation experienced by a particular individual.

Municipal Risk		The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, market and economic conditions, issuer, industry-specific and other conditions. If the Internal Revenue Service or a state taxing authority determines that an issuer of a municipal instrument has not complied with applicable tax requirements, interest from the instrument could become taxable (including retroactively) and the instrument could decline

	SCSM PIMCO Total Return Fund	MFS® Research Bond Series
significantly in price. Because many municipal instruments are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer, conditions in these industries can significantly affect the fund and the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Derivatives Risk

•      The Fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Derivatives contracts”:

Derivative contracts — Derivative contracts include futures and options on securities, securities indices, interest rates or currencies, or options on these futures. A derivative contract will obligate and/or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index…

Where investing in individual bonds and sectors may not necessarily enable a fund to achieve its target duration or sector weighting, derivative contracts may be used to increase or decrease the fund’s exposure to a particular issuer or sector, or to increase the fund’s duration…

Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

SCSM PIMCO Total Return Fund	MFS® Research Bond Series

Currency swaps and other currency derivatives may be used to hedge against the risk that the currency in which a fund’s foreign securities are denominated will decline in value against the U.S. dollar. However, a fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the fund’s foreign currency investments and its currency derivatives. As a result, such fund might perform less well than a fund that does not hedge against foreign currency risk.

Interest rate swaps may be used by a fund to shift investment exposure from one type of payment obligation to another. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time.

Credit default swaps generally oblige a protection “buyer” to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. Credit default swaps involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

	SCSM PIMCO Total Return Fund	MFS® Research Bond Series
Even a small investment in derivative contracts can have a large impact on a fund’s interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. A fund may not fully benefit from or may lose money on derivatives if the adviser’s (or subadviser’s) expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund’s other portfolio holdings. Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund’s portfolio less liquid and harder to value, especially in declining markets.

Leveraging Risk

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Derivative contracts”:

Even a small investment in derivative contracts can have a large impact on a fund’s interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. A fund may not fully benefit from or may lose money on derivatives if the adviser’s (or subadviser’s) expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund’s other portfolio holdings. Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund’s portfolio less liquid and harder to value, especially in declining markets.

Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

	SCSM PIMCO Total Return Fund	MFS® Research Bond Series
Counterparty and Third Party Risk

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Derivative contracts”:

Even a small investment in derivative contracts can have a large impact on a fund’s interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. A fund may not fully benefit from or may lose money on derivatives if the adviser’s (or subadviser’s) expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund’s other portfolio holdings. Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund’s portfolio less liquid and harder to value, especially in declining markets.

Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Asset-Backed Securities Risk

•    The Fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Fixed income instruments”:

For certain types of debt instruments, including asset-backed securities, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.

These securities are also subject to prepayment and extension risks as described above in “Prepayment/Extension Risk.”

	SCSM PIMCO Total Return Fund	MFS® Research Bond Series
Fixed income instruments — Fixed income instruments include U.S. government securities, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; covered debt securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. These securities may have many types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment-in-kind, and auction rate features. Fixed income securities may be of any maturity or duration.

Equity Securities Risk

•      The value of the Fund’s investments in equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Short Sales Risk	• Short sales or short derivative positions taken by the Fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.

	SCSM PIMCO Total Return Fund	MFS® Research Bond Series
High Portfolio Turnover Risk

•      The Fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect Fund performance.

Proposal 7

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF SCSM LORD ABBETT GROWTH & INCOME FUND INTO MFS® VALUE SERIES

Shareholders of SC Lord Abbett Growth & Income Fund (the “Acquired Fund”) are being asked to approve the Agreement providing for the Reorganization of that Fund into MFS Value Series (the “Acquiring Fund”). The Funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview.”

Comparison of Acquired and Acquiring Funds

The Acquired and Acquiring Funds’ investment objectives differ somewhat in that the Acquired Fund seeks long-term growth of capital and income without excessive fluctuations in market value, while the Acquiring Fund seeks capital appreciation.

As indicated in the chart below, the Acquired and Acquiring Funds have similar principal investment strategies in that each invests primarily in equity securities with a focus on companies with large market capitalizations. In addition, both Lord, Abbett & Co. LLC (“Lord Abbett”), the Acquired Fund’s subadviser, and MFS seek investments in “value” companies and generally utilize fundamental analysis to select specific stocks for the respective Fund. The Funds differ, however, in that the Acquired Fund, unlike the Acquiring Fund, has a policy to invest at least 80% of its net assets in securities of companies with large market capitalizations. In addition, while both Funds may invest in foreign securities, the Acquired Fund has a 10% limitation on such investments.

The investment objective of each Fund may be changed by the respective Board of Trustees without shareholder approval.

	SCSM Lord Abbett Growth & Income Fund	MFS® Value Series

Net Assets as of 12/31/11	Initial Class: $436,816,009	Initial Class: $352,751,831
	Service Class: $14,991,135	Service Class: $831,480,844
	Total: $451,807,144	Total: $1,184,232,675

Net Assets as of 6/30/12	Initial Class: $420,522,208	Initial Class: $353,305,278
	Service Class: $ 14,909,599	Service Class: $900,249,284
	Total: $435,431,807	Total: $1,253,554,562

Investment Adviser and Portfolio Managers	Investment Adviser: Sun Capital Advisers LLC Subadviser: Lord, Abbett & Co. LLC Portfolio Manager(s): Robert P. Fetch, Partner and Director of Domestic Equity Portfolio Management, Since 2010	Investment Adviser: Massachusetts Financial Services Company Portfolio Manager(s): Nevin P. Chitkara, Investment Officer, Since 2006 Steven R. Gorham, Investment Officer, Since 2002

Investment Objective	Long-term growth of capital and income without excessive fluctuations in market value.	Capital appreciation.

	SCSM Lord Abbett Growth & Income Fund	MFS® Value Series
Principal Investment Strategies

Primary Investments	Each Fund invests primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, warrants and depositary receipts for those securities.
	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this Fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index. As of December 31, 2011, the market capitalization range of companies in the Russell 1000® Index was $36 million to $417.5 billion. This range varies daily. The Fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.	While MFS may invest the Fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

Diversification	Each Fund is diversified.

Investment Approach

The key investment strategies of Lord Abbett, the Fund’s subadviser, include:

•    Investing in companies that the subadviser believes have been undervalued by the market and are selling at reasonable prices in relation to the subadviser’s assessment of their potential or intrinsic value. A security may be undervalued by the market because of a lack of awareness of the company’s intrinsic value or a lack of recognition of the company’s future potential. In addition, a company may be undervalued because it may be temporarily out of favor by the market.

•    Investing in large, seasoned companies that tend to be less volatile than smaller companies.

•    Monitoring company fundamentals, market and economic environments, and valuation targets to determine when to sell portfolio holdings.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

MFS focuses on investing the Fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

	SCSM Lord Abbett Growth & Income Fund	MFS® Value Series
Value Companies	The Fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the Fund’s subadviser believes are undervalued.	MFS focuses on investing the Fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
Foreign Securities and Depositary Receipts

The Fund may invest up to 10% of its net assets in securities issued by foreign companies that primarily are traded outside of the U.S.

The Fund may invest without limitation in securities of companies that are incorporated or organized under the laws of jurisdictions outside of the U.S., but primarily traded on a U.S. securities exchange, including American Depositary Receipts (“ADRs”) and similar depositary receipts.

MFS may invest the fund’s assets in foreign securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Comparison of, and Effect on, Fund Operations and Expenses

The operating expenses of each fund for the fiscal year ended December 31, 2011 (including pro forma expenses showing the effect of the Reorganization) are set forth below. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the Fund is offered. Please see the prospectus for your variable contract for more information.

Shareholders of Initial Class and Service Class shares of SC Lord Abbett Growth & Income Fund will receive Initial Class and Service Class shares, respectively, of MFS Value Series in the Reorganization.

Management Fees. Each of the Acquired and Acquiring Funds pays its respective investment adviser a management fee equal on an annual basis to a percentage of the Fund’s average daily net assets. The management fee arrangements for each of the Funds are set forth below.

Investment Management Fees

(Rates Applied to Average Daily Net Assets)

SCSM Lord Abbett Growth & Income Fund (Acquired Fund)	MFS® Value Series (Acquiring Fund)
0.87% (unified fee)	0.75%—first $1 billion 0.65%—excess over $1 billion 0.60%—excess over $2.5 billion*

*	Effective May 1, 2011, MFS agreed in writing to reduce its management fee to 0.60% of the Fund’s average daily net assets annually in excess of $2.5 billion. This written agreement will remain in effect until modified by the Fund’s Board of Trustees, but such agreement will continue until at least April 30, 2014.

During the fiscal year ended December 31, 2011, the Acquired Fund paid an effective advisory fee rate of 0.867% and the Acquiring Fund paid an effective advisory fee rate of 0.74%.

The Acquired Fund’s advisory fee is a “unified” fee. This means that it covers substantially all of the ordinary expenses of managing and operating the Acquired Fund, including custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services to the Sun Capital Trust. The Acquiring Fund’s lower advisory fee covers a much more limited set of expenses.

If the Reorganization is consummated, the combined fund will pay management fees pursuant to the Acquiring Fund’s fee schedule.

Sales Charges and Rule 12b-1 Fees. Neither Fund imposes an initial sales charge on the purchase of Initial Class or Service Class shares or a contingent deferred sales charge upon redemption of Initial Class or Service Class shares.

Both Funds have adopted distribution plans under Rule 12b-1 of the 1940 Act for their Service Class shares. The Funds’ Service Class shares are subject to a maximum Rule 12b-1 fee of 0.25% annually of the average daily net assets attributable to each Fund’s respective Service Class shares. Initial Class shares of each Fund have not adopted Rule 12b-1 distribution plans, and do not incur Rule 12b-1 fees.

Other Expenses and Total Annual Funds Operating Expenses. As shown in greater detail in the tables below, the MFS Value Series’ “Other Expenses” for each class of shares were each higher than those of the SC Lord Abbett Growth & Income Fund for the corresponding class of shares during each Fund’s most recently completed fiscal year. However, this is due primarily to the fact that the SC Lord Abbett Growth & Income Fund’s higher advisory fee covers substantially all of that Fund’s operating expenses. The MFS Value Series’ “Total Annual Fund Operating Expenses” for each class of shares were each lower than those of the SC Lord Abbett Growth & Income Fund for the corresponding class of shares during each Fund’s most recently completed fiscal year, and it is estimated that the expenses of each class of the pro forma combined fund will be lower than the expenses of the corresponding class of shares of the MFS Value Series. It is estimated that if the Reorganization is completed, the respective expense ratios of the Initial Class and Service Class of the combined fund will be 0.77% and 1.02%, and thus lower than the 0.88% and 1.13% expense ratios of the corresponding classes of the SC Lord Abbett Growth & Income Fund.

Annual Fund Operating Expenses (12-month period ended 12/31/2011)

(expenses that you pay each year as a percentage of the value of your investment)

The annual fund operating expenses are based on the expenses that each Fund incurred during its most recently completed fiscal year adjusted to reflect annualized expenses and certain current fee arrangements, but have not been adjusted to reflect each Fund’s current asset size. The below analysis is based on average net assets for the twelve-month period ended December 31, 2011.

Fund/Share Class	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses
(1) SCSM Lord Abbett Growth & Income Fund
(Acquired Fund)
Initial Class	0.87%[2]	None	0.01%	0.88%
Service Class	0.87%[2]	0.25%	0.01%	1.13%

(2) MFS® Value Series
(Acquiring Fund)
Initial Class	0.74%	None	0.06%	0.80%
Service Class	0.74%	0.25%	0.06%	1.05%

Fund/Share Class	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses
(3) MFS® Value Series
(Acquiring Fund) (Pro Forma combining (1) and (2))[3]
Initial Class	0.71%	None	0.06%	0.77%
Service Class	0.71%	0.25%	0.06%	1.02%

[1]

“Other Expenses” for each Fund do not include the one-time fees and expenses that will be borne by each Fund in connection with the consummation of the Reorganization, as described in the “Information About the Reorganization—Reorganization Fees and Expenses” section. MFS has agreed to pay the Acquired Fund’s reasonable costs associated with the Reorganization, excluding any brokerage commissions and other transaction costs associated with repositioning the Acquired Fund’s portfolio holdings.

[2]

This is a unified fee that covers substantially all of the ordinary expenses of managing and operating the Fund, including custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services to the Sun Capital Trust. For more information on unified fees, see “Investment Management—Investment Advisory Fees and Expenses.”

[3]	Assumes that the Reorganization occurred on the first day of the twelve-month period ended December 31, 2011.

Examples

The Examples are intended to help you compare the cost of investing in the Initial Class and Service Class shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated, then redeem all of your Initial Class or Service Class shares at the end of those periods. The Examples also assume that your investment has a 5% return each year. Please note that the Examples do not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the Acquired and Acquiring Funds are offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Fund/Share Class	One Year	Three Years	Five Years	Ten Years
(1) SCSM Lord Abbett Growth & Income Fund
(Acquired Fund)
Initial Class	$90	$281	$488	$1,084
Service Class	$115	$359	$622	$1,375

(2) MFS® Value Series
(Acquiring Fund)
Initial Class	$82	$255	$444	$990
Service Class	$107	$334	$579	$1,283

(3) MFS® Value Series
(Acquiring Fund) (Pro Forma combining (1) and (2))
Initial Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248

Portfolio Turnover

Each of the Acquired and Acquiring Funds pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Examples, affect the Fund’s performance. During their most recent fiscal years, the Acquired and Acquiring Funds’ portfolio turnover rates were 68% and 18%, respectively, of the average value of their portfolios.

Investment Management and Subadvisory Arrangements

Sun Capital serves as adviser to the Acquired Fund.

Lord Abbett serves as subadviser to the Acquired Fund. For its services, Lord Abbett receives a subadvisory fee. The subadvisory fee is paid by Sun Capital and the Acquired Fund is not responsible for paying the subadvisory fee directly.

MFS serves as adviser to the Acquiring Fund.

For additional information about Sun Capital, Lord Abbett, MFS and the portfolio managers of the Funds, see “Investment Management.”

Performance

The performance information in the following charts provides some indication of the risks of investing in the Funds’ shares by showing changes in the total return of the Fund’s shares from year to year and by comparing the average annual total returns of the Funds’ shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the Funds’ shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through a separate account that funds the variable annuity and variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

SCSM Lord Abbett Growth & Income Fund

Year-by-year total returns for Initial Class shares:

Best Quarter:     18.10% (Quarter ended 6/30/2009)

Worst Quarter:    (17.31)% (Quarter ended 9/30/2011)

Year-by-year total returns for Service Class shares:

Best Quarter:     17.77% (Quarter ended 6/30/2009)

Worst Quarter:     (17.35)% (Quarter ended 9/30/2011)

MFS® Value Series

Year-by-year total returns for Initial Class shares:

Best Quarter:     16.55% (Quarter ended 6/30/2009)

Worst Quarter:    (19.07)% (Quarter ended 12/31/2008)

Year-by-year total returns for Service Class shares:

Best Quarter:     16.57% (Quarter ended 6/30/2009)

Worst Quarter:    (19.15)% (Quarter ended 12/31/2008)

As shown in the tables below, both the Initial Class and Service Class shares of the MFS Value Series outperformed the corresponding class of the SC Lord Abbett Growth & Income Fund for the one- and three-year periods ended December 31, 2011. While the MFS Value Series has been in operation for over 10 years, the SC Lord Abbett Growth & Income Fund commenced operations in March 2008. The MFS Value Series has outperformed the SC Lord Abbett Growth & Income Fund for the period since the inception of the SC Lord Abbett Growth & Income Fund.

Average Annual Total Returns for Periods Ended December 31, 2011 (audited) and Six-Month Period Ended June 30, 2012 (unaudited)1

			Periods Ended December 31, 2011
Fund	Share Class	Six Months Ended June 30, 2012	One Year	Three Year	Five Year	Since Inception	Date of Inception
SCSM Lord Abbett Growth & Income Fund
(Acquired Fund)	Initial Class	4.95%	(6.15)%	9.03%	N/A	(1.99)%	March 7, 2008
	Service Class	4.82%	(6.40)%	8.72%	N/A	(2.26)%	March 7, 2008
	Russell 1000® Value Index[2]	8.68%	0.39%	11.55%	N/A	(0.57)%	March 7, 2008

			Periods Ended December 31, 2011
Fund	Share Class	Six Months Ended June 30, 2012	One Year	Three Year	Five Year	Ten Year	Since Inception*	Date of Inception*
MFS® Value Series
(Acquiring Fund)	Initial Class	7.97%	(0.30)%	10.92%	(0.15)%	4.74%	0.88%	March 7, 2008
	Service Class	7.81%	(0.47)%	10.67%	(0.38)%	4.50%	0.63%	March 7, 2008
	Russell 1000® Value Index[2]	8.68%	0.39%	11.55%	(2.64)%	3.89%	(0.57)%	March 7, 2008

*	Since the inception date of the SC SM Lord Abbett Growth & Income Fund. “Since Inception” index information is from the inception date of the SC SM Lord Abbett Growth & Income Fund.
[1]	The performance information in the tables above reflects reinvestment of dividends and other earnings.
[2]

The Russell 1000® Value Index tracks the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each Fund’s shares will go up and down, meaning that you could lose money on your investment in either Fund. Because the Acquired and Acquiring Funds share similar investment objectives and strategies, the principal risks of an investment in the SC Lord Abbett Growth & Income Fund are similar to the principal risks of an investment in the MFS Value Series. The Funds are principally subject to the risks described below. The fact that one Fund has expressly and specifically disclosed below a particular risk and the other Fund has not does not mean that the other Fund is not subject to such risk, but only that it has not identified that risk, as specifically stated, as a principal risk in the prospectus.

SCSM Lord Abbett Growth & Income Fund	MFS® Value Series
Investors could lose money on their investments in the Fund or the Fund could perform less well than other possible investments if any of the following occurs:

The share price of the Fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the Fund may not achieve its objective and/or you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the Fund are:

	SCSM Lord Abbett Growth & Income Fund	MFS® Value Series
Stock Market Risk

•      U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•      Prices of securities in the Fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk	• The prospects of individual companies in which the Fund invests change.	Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Value Company Risk

•      The market undervalues the stocks held by the fund for longer than expected.

•      Securities judged to be undervalued are actually appropriately priced.

•      Large capitalization value stocks underperform relative to small or mid capitalization stocks or growth stocks.

The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

	SCSM Lord Abbett Growth & Income Fund	MFS® Value Series
Foreign Risk

•      Due to investments in multinational companies, the fund experiences greater market, liquidity, currency, political, information and other risks.

•      Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Economic and Market Events”:

Economic and Market Events — Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. For example, regional economic or political instability, political unrest and natural disasters may impact issuers across various countries, regions and markets. The severity or duration of such conditions may be affected by policy changes made by governments or quasi-governmental organizations. Economic and market events may not have the same impact on all types of securities and a Fund’s investments could underperform other types of investments.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Multinational and foreign companies”:

Multinational and foreign companies — Multinational companies are those companies that conduct their business operations and activities in more than one country. Foreign companies are those companies that conduct their business operations and activities outside of the United States. Due to investments in multinational or foreign

Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increase the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical or other conditions than the U.S. market.

	SCSM Lord Abbett Growth & Income Fund	MFS® Value Series
companies, a fund may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. In the event of nationalization, expropriation or confiscation, a fund could lose its entire investment in foreign securities.

Investment Selection Risk	• The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.	The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the Fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the Fund invests.

Counterparty and Third Party Risk		Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk		Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

ADR Risk

•      ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

	SCSM Lord Abbett Growth & Income Fund	MFS® Value Series

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “American Depositary Receipts”:

American Depositary Receipts — American Depositary Receipts (“ADRs”) are U.S. dollar denominated securities representing an interest in foreign securities. ADRs evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.

Large Cap Risk

•      Large capitalization value stocks underperform relative to small or mid capitalization stocks or growth stocks.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Market capitalization range”:

Market capitalization range — A fund that intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by such fund’s key investment strategy may, nonetheless, maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range. Securities of small and mid capitalization companies may present greater risks than securities of larger, more established companies. Small and mid capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices.

The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies.

Proposal 8

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR

THE REORGANIZATION OF SCSM PIMCO HIGH YIELD FUND INTO

MFS® HIGH YIELD PORTFOLIO

Shareholders of SC PIMCO High Yield Fund (the “Acquired Fund”) are being asked to approve the Agreement providing for the Reorganization of that Fund into MFS High Yield Portfolio (the “Acquiring Fund”). The Funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview.”

Comparison of Acquired and Acquiring Funds

The Acquired and Acquiring Funds’ investment objectives differ somewhat in that the Acquired Fund seeks maximum total return, consistent with capital preservation, while the Acquiring Fund seeks total return with an emphasis on high current income, but also considering capital appreciation.

As indicated in the chart below, the Acquired and Acquiring Funds have similar principal investment strategies in that each invests at least 80% of its net assets in high yield fixed income securities. The Acquired Fund treats derivatives linked to high yield fixed income securities as “high yield fixed income securities” for purposes of its 80% policy. In addition, both PIMCO, the Acquired Fund’s subadviser, and MFS utilize bottom-up analysis to select specific securities for the respective Fund, but PIMCO also utilizes top-down analysis, while MFS may consider top-down factors. The Funds differ, however, in that while both Funds may invest in foreign securities, the Acquired Fund, unlike the Acquiring Fund, has a 20% limitation on its investments in foreign securities, a 15% limitation on investments in emerging markets securities and limits its foreign currency exposure to 20% of its total assets. In addition, the Acquired Fund, unlike the Acquiring Fund, may engage in short sales and invest up to 10% of its total assets in preferred stock as part of its principal investment strategy, while the Acquiring Fund, unlike the Acquired Fund, may principally invest in floating rate loans. Finally, the Acquired Fund generally seeks to maintain an average dollar-weighted duration within plus or minus two years of the effective duration of the BofA Merrill Lynch BB-B U.S. High Yield Constrained Index, while the Acquiring Fund has no such duration target.

The investment objective of each Fund may be changed by the Board without shareholder approval.

	SCSM PIMCO High Yield Fund	MFS® High Yield Portfolio

Net Assets as of 12/31/11	Initial Class: $132,252,878 Service Class: $30,874,391 Total: $163,127,269	Initial Class: $145,772,898 Service Class: $83,400,115 Total: $229,173,013

Net Assets as of 6/30/12	Initial Class: $136,503,616 Service Class: $ 31,904,547 Total: $168,408,163	Initial Class: $143,165,307 Service Class: $76,042,492 Total: $219,207,799

Investment Adviser and Portfolio Managers	Investment Adviser: Sun Capital Advisers LLC Subadviser: Pacific Investment Management Company LLC Portfolio Manager(s): Andrew Jessop, Executive Vice President and Portfolio Manager, Since 2010	Investment Adviser: Massachusetts Financial Services Company Portfolio Manager(s): William J. Adams, Investment Officer, Since 2011 David P. Cole, Investment Officer, Since 2006

	SCSM PIMCO High Yield Fund	MFS® High Yield Portfolio
Investment Objective	Maximum total return, consistent with capital preservation.	Total return with an emphasis on high current income, but also considering capital appreciation.

Principal Investment Strategies

Primary Investments	Each Fund primarily invests in fixed income securities. Fixed income securities include U.S. government securities, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; covered debt securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities (junk bonds), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, of comparable quality as determined by the fund’s subadviser.

MFS normally invests at least 80% of the Fund’s net assets in high income debt instruments.

Diversification	Each Fund is diversified.

Investment Approach

PIMCO, the Fund’s subadviser, actively manages exposure to high yield and non-core sectors by analyzing changes in valuation and yield relative to other sectors and instrument types. The key investment strategies of PIMCO include:

•      Focusing on upper tier of the speculative grade market.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture

	SCSM PIMCO High Yield Fund	MFS® High Yield Portfolio

•      Looking to maximize total return rather than just income focused.

•      Limiting risk through issuer and industry diversification.

•      Using PIMCO’s extensive bottom-up credit research capabilities to identify improving credits.

•      Leveraging PIMCO’s global expertise in other fixed income sectors and regions.

provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of the debt instrument and its features may also be considered. In structuring the Fund, MFS may also consider top-down factors, including sector allocations, yield curve positioning, macroeconomic factors and risk management factors.

Credit Quality

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities (junk bonds) . . . rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, of comparable quality as determined by the Fund’s subadviser.

The Fund may invest up to 20% of its total assets in securities that are rated Caa or below by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, of comparable quality as determined by the Fund’s subadviser. Securities rated below Caa or its equivalents may be in default at time of purchase. In the event that ratings services assign different ratings to the same security, the Fund’s subadviser will use the lowest rating as the credit rating for that security. The remainder of the Fund’s assets may be invested in investment grade fixed income instruments.

MFS may invest up to 100% of the Fund’s assets in lower quality debt instruments. Lower quality debt instruments are less than investment grade quality debt instruments.

Derivatives

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities (junk bonds), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements...

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

	SCSM PIMCO High Yield Fund	MFS® High Yield Portfolio

Duration Target	The average portfolio duration of the fund, as calculated by the Fund’s subadviser, will normally vary within two years (plus or minus) of the duration of the BofA Merrill Lynch BB-B U.S. High Yield Constrained Index (which was 4.45 years as of December 31, 2011).	N/A

Foreign and Emerging Market Securities

The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies. The Fund may invest without limit in U.S. dollar denominated securities of foreign issuers. The Fund generally considers a foreign issuer to be an issuer that is a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or an issuer that is organized under the laws of a non-U.S. country. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets.

The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

Debt instruments include foreign government securities. MFS may invest the Fund’s assets in foreign securities.

	SCSM PIMCO High Yield Fund	MFS® High Yield Portfolio
Floating Rate Loans	N/A	Floating rate loans are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually), based on a base lending rate such as the London Interbank Bank Offered Rate (LIBOR), plus a premium. Floating rate loans are typically structured and administered by a third party that acts as agent for the lenders participating in the floating rate loan. Floating rate loans can be acquired directly through the agent, by assignment from a third party holder of the loan, or as a participation interest in a third party holder’s portion of the loan. Senior floating rate loans are secured by specific collateral of the borrower, and are senior to most other securities of the borrower (e.g., common stocks or other debt instruments) in the event of bankruptcy. Floating rate loans can be subject to restrictions on resale and can be less liquid than other types of securities.

Short Sales	The Fund may engage in short sales.	N/A

Preferred Stock	The Fund may also invest up to 10% of its total assets in preferred stock.	N/A

Comparison of, and Effect on, Fund Operations and Expenses

The operating expenses of each Fund for the fiscal year ended December 31, 2011 (including pro forma expenses showing the effect of the Reorganization) are set forth below. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the Fund is offered. Please see the prospectus for your variable contract for more information.

Holders of Initial Class and Service Class shares of SC PIMCO High Yield Fund will receive Initial Class and Service Class shares, respectively, of MFS High Yield Portfolio in the Reorganization.

Management Fees. Each of the Acquired and Acquiring Funds pays its respective investment adviser a management fee equal on an annual basis to a percentage of the Fund’s average daily net assets. The management fee arrangements for each of the Funds are set forth below.

Investment Management Fees

(Rates Applied to Average Daily Net Assets)

SCSM PIMCO High Yield Fund (Acquired Fund)	MFS® High Yield Portfolio (Acquiring Fund)
0.74% (unified fee)	0.70%— first $1 billion
0.65% — excess over $1 billion

During the fiscal year ended December 31, 2011, the Acquired Fund paid an effective advisory fee rate of 0.74% and the Acquiring Fund paid an effective advisory fee rate of 0.70%.

The Acquired Fund’s advisory fee is a “unified” fee. This means that it covers substantially all of the ordinary expenses of managing and operating the Acquired Fund, including custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services to the Sun Capital Trust. The Acquiring Fund’s lower advisory fee covers a much more limited set of expenses. As a result, it is more informative to compare the two Funds’ total expense ratios (set forth below) than it is to compare their respective advisory fees.

If the Reorganization is consummated, the combined fund will pay management fees pursuant to the Acquiring Fund’s fee schedule.

Sales Charges and Rule 12b-1 Fees. Neither Fund imposes an initial sales charge on the purchase of Initial Class or Service Class shares or a contingent deferred sales charge upon redemption of Initial Class or Service Class shares.

Both Funds have adopted distribution plans under Rule 12b-1 of the 1940 Act for their Service Class shares. The Funds’ Service Class shares are subject to a maximum Rule 12b-1 fee of 0.25% annually of the average daily net assets attributable to each Fund’s respective Service Class shares. Initial Class shares of each Fund have not adopted Rule 12b-1 distribution plans, and do not incur Rule 12b-1 fees.

Other Expenses and Total Annual Funds Operating Expenses. As shown in greater detail in the tables below, although the MFS High Yield Portfolio’s “Other Expenses” and “Total Annual Fund Operating Expenses” for each class of shares were each higher than those of the SC PIMCO High Yield Fund for the corresponding class of shares during each Fund’s most recently completed fiscal year. The MFS High Yield Portfolio’s higher “Other Expenses” are due primarily to the fact that the SC PIMCO High Yield Fund’s advisory fee covers substantially all of that Fund’s operating expenses. If the Reorganization is consummated, MFS will agree in writing to limit the combined Acquiring Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Net Annual Fund Operating Expenses” do not exceed 0.75% and 1.00% of the average daily net assets annually for Initial Class and Service Class shares, respectively. This written agreement will continue until modified by the Board of Trustees, but such agreement will continue until at least December 31, 2014. It is estimated that if the Reorganization is completed, the respective expense ratios of the Initial Class and Service Class of the combined fund will be 0.75% and 1.00% (after taking into account the expense limitation arrangement described above), and thus equal to the expense ratios of the corresponding classes of the SC PIMCO High Yield Fund.

Annual Fund Operating Expenses (12-month period ended 12/31/2011)

(expenses that you pay each year as a percentage of the value of your investment)

The annual fund operating expenses are based on the expenses that each Fund incurred during its most recently completed fiscal year adjusted to reflect annualized expenses and certain current fee arrangements, but have not been adjusted to reflect each Fund’s current asset size. The below analysis is based on average net assets for the twelve-month period ended December 31, 2011.

Fund/Share Class	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses	Fee Waiver and Expense Reimbursement	Net Annual Fund Operating Expenses[4]
(1) SCSM PIMCO High Yield Fund
(Acquired Fund)
Initial Class	0.74%[2]	None	0.01%	0.75%	N/A	0.75%
Service Class	0.74%[2]	0.25%	0.01%	1.00%	N/A	1.00%

(2) MFS® High Yield Portfolio[5]
(Acquiring Fund)
Initial Class	0.70%	None	0.11%	0.81%	N/A	0.81%
Service Class	0.70%	0.25%	0.11%	1.06%	N/A	1.06%

(3) MFS® High Yield Portfolio[5]
(Acquiring Fund) (Pro Forma combining (1) and (2))[3]
Initial Class	0.70%	None	0.10%	0.80%	(0.05)%	0.75%
Service Class	0.70%	0.25%	0.10%	1.05%	(0.05)%	1.00%

[1]

“Other Expenses” for each Fund do not include the one-time fees and expenses that will be borne by each Fund in connection with the consummation of the Reorganization, as described in the “Information About the Reorganization—Reorganization Fees and Expenses” section. MFS has agreed to pay the Acquired Fund’s reasonable costs associated with the Reorganization, excluding any brokerage commissions and other transaction costs associated with repositioning the Acquired Fund’s portfolio holdings.

[2]

This is a unified fee that covers substantially all of the ordinary expenses of managing and operating the Fund, including custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services to the Sun Capital Trust. For more information on unified fees, see “Investment Management—Investment Advisory Fees and Expenses.”

[3]	Assumes that the Reorganization occurred on the first day of the twelve-month period ended December 31, 2011.
[4]

If the reorganization is consummated, MFS will agree in writing to limit the pro forma combined Acquiring Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Net Annual Fund Operating Expenses” do not exceed 0.75% and 1.00% of the average daily net assets annually for Initial Class and Service Class shares, respectively. This written agreement will continue until modified by the Board of Trustees, but such agreement will continue until at least December 31, 2014.

[5]

Prior to January 1, 2012, the Acquiring Fund’s Investment Advisory Agreement provided that the management fee was 0.75% of the Acquiring Fund’s average daily net assets. Pursuant to a written agreement, MFS had agreed to reduce its management fee to 0.70% of the Acquiring Fund’s average daily net assets annually up to $1 billion, and 0.65% of the Acquiring Fund’s average daily net assets annually in excess of $1 billion. Shareholders of the Acquiring Fund approved a new Investment Advisory Agreement with MFS effective January 1, 2012. The management fee set forth in the Acquiring Fund’s new Investment Advisory Agreement is 0.70% of the Acquiring Fund’s average daily net assets annually up to $1 billion and 0.65% of the Acquiring Fund’s average daily net assets annually in excess of $1 billion. Effective January 1, 2012, the management fee waiver agreement was also terminated. The management fee for the pro forma combined fund reflects the current Investment Advisory Agreement between MFS and the Acquiring Fund.

Examples

The Examples are intended to help you compare the cost of investing in the Initial Class and Service Class shares of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated, then redeem all of your Initial Class or Service Class shares at the end of those periods. The Examples also assume that your investment has a 5% return each year. Please note that the Examples do not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the Acquired and Acquiring Funds are offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Fund/Share Class		One Year	Three Years	Five Years	Ten Years
(1) SCSM PIMCO High Yield Fund
(Acquired Fund)
	Initial Class	$77	$240	$417	$930
	Service Class	$102	$318	$552	$1,225
(2) MFS® High Yield Portfolio
(Acquiring Fund)
	Initial Class	$83	$259	$450	$1,002
	Service Class	$108	$337	$585	$1,294
(3) MFS® High Yield Portfolio
(Acquiring Fund) (Pro Forma combining (1) and (2))
	Initial Class	$77	$243	$432	$978
	Service Class	$102	$322	$567	$1,271

Portfolio Turnover

Each of the Acquired and Acquiring Funds pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Examples, affect the Fund’s performance. During their most recent fiscal years, the Acquired and Acquiring Funds’ portfolio turnover rates were 35% and 57%, respectively, of the average value of their portfolios.

Investment Management and Subadvisory Arrangements

Sun Capital serves as adviser to the Acquired Fund.

PIMCO serves as subadviser to the Acquired Fund. For its services, PIMCO receives a subadvisory fee. The subadvisory fee is paid by Sun Capital and the Acquired Fund is not responsible for paying the subadvisory fee directly.

MFS serves as adviser to the Acquiring Fund.

For additional information about Sun Capital, PIMCO, MFS and the portfolio managers of the Funds, see “Investment Management.”

Performance

The performance information in the following charts provides some indication of the risks of investing in the Funds’ shares by showing changes in the total return of the Funds’ shares from year to year and by comparing the average annual total returns of the Funds’ shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the Funds’ shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through a separate account that funds the variable annuity and variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

SCSM PIMCO High Yield Fund

Year-by-year total returns for Initial Class shares:

Best Quarter:    12.42% (Quarter ended 9/30/2009)

Worst Quarter:    (6.06)% (Quarter ended 9/30/2011)

Year-by-year total returns for Service Class shares:

Best Quarter:    12.35% (Quarter ended 9/30/2009)

Worst Quarter:    (6.12)% (Quarter ended 9/30/2011)

MFS® High Yield Portfolio

Year-by-year total returns for Initial Class shares:

Best Quarter:    20.75% (Quarter ended 6/30/2009)

Worst Quarter:    (21.30)% (Quarter ended 12/31/2008)

Year-by-year total returns for Service Class shares:

Best Quarter:    20.77% (Quarter ended 6/30/2009)

Worst Quarter:    (21.31)% (Quarter ended 12/31/2008)

As shown in the tables below, both the Initial Class and Service Class shares of the MFS High Yield Portfolio outperformed the corresponding class of the SC PIMCO High Yield Fund for the three-year period ended December 31, 2011, while both the Initial Class and Service Class shares of the SC PIMCO High Yield Fund outperformed the corresponding class of the MFS High Yield Portfolio for the one-year period ended December 31, 2011. While the MFS High Yield Portfolio has been in operation for over 10 years, the SC PIMCO High Yield Fund commenced operations in March 2008. The performance of the MFS High Yield Portfolio and the SC PIMCO High Yield Fund has been closely aligned for the period since the inception of the SC PIMCO High Yield Fund, with the Initial Class of SC PIMCO High Yield Fund outperforming the same class of MFS High Yield Portfolio 7.62% versus 7.60%, while the Service Class of MFS High Yield Portfolio outperformed the same class of SC PIMCO High Yield Fund 7.38% to 7.36%.

Average Annual Total Returns for Periods Ended December 31, 2011 (audited) and Six-Month Period Ended June 30, 2012 (unaudited)1

			Periods Ended December 31, 2011
Fund	Share Class	Six Months Ended June 30, 2012	One Year	Three Year	Five Year	Since Inception	Date of Inception
SCSM PIMCO High Yield Fund
(Acquired Fund)	Initial Class	6.55%	4.26%	15.36%	N/A	7.62%	March 7, 2008
	Service Class	6.42%	4.01%	15.07%	N/A	7.36%	March 7, 2008
	BofA Merrill Lynch BB-BU.S. High Yield Constrained Index[2]	6.42%	5.40%	20.71%	N/A	8.75%	March 7, 2008

			Periods Ended December 31, 2011
Fund	Share Class	Six Months Ended June 30, 2012	One Year	Three Year	Five Year	Ten Year	Since Inception*	Date of Inception*
MFS® High Yield Portfolio (Acquiring Fund)
	Initial Class	6.91%	4.13%	21.75%	5.34%	7.17%	7.60%	March 7, 2008
	Service Class	6.80%	3.86%	21.51%	5.09%	6.91%	7.38%	March 7, 2008
	Barclays Capital U.S. High-Yield Corporate Bond 2% Issuer Capped Index[3]	7.23%	4.96%	24.19%	7.74%	8.96%	10.45%	March 7, 2008
	Barclays Capital U.S. High-Yield Corporate Bond Index[4]	7.27%	4.98%	24.12%	7.54%	8.85%	10.28%	March 7, 2008

*	Since the inception date of the SC SM PIMCO High Yield Fund. “Since Inception” index information is from the inception date of the SC SM PIMCO High Yield Fund.
[1]	The performance information in the tables above reflects reinvestment of dividends and other earnings.
[2]

The BofA Merrill Lynch BB-B U.S. High Yield Constrained Index contains all securities in the BofA Merrill Lynch U.S. High Yield Index rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%.

[3]

The Barclays Capital U.S. High-Yield Corporate Bond 2% Issuer Capped Index is a component of the Barclays Capital U.S. High Yield Corporate Bond Index, which measures performance of non-investment grade, fixed rate debt. The index limits the maximum exposure to any one issuer to 2%.

[4]

The Barclays Capital U.S. High-Yield Corporate Bond Index is a market capitalization weighted index that measures the performance of non-investment grade, fixed rate debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded. Effective September 15, 2011, the Barclays Capital U.S. High-Yield Corporate Bond 2% Issuer Capped Index replaced the Barclays Capital U.S. High-Yield Corporate Bond Index as the index for the MFS High Yield Portfolio because MFS believes that the Barclays Capital U.S. High-Yield Corporate Bond 2% Issuer Capped Index better reflects the fund’s investment strategies.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each Fund’s shares will go up and down, meaning that you could lose money on your investment in either Fund. Because the Acquired and Acquiring Funds share similar investment objectives and strategies, the principal risks of an investment in the SC PIMCO High Yield Fund are similar to the principal risks of an investment in the MFS High Yield Portfolio. The Funds are principally subject to the risks described below. The fact that one Fund has expressly and specifically disclosed below a particular risk and the other Fund has not does not mean that the other Fund is not subject to such risk, but only that it has not identified that specifically stated risk as a principal risk in its prospectus.

	SCSM PIMCO High Yield Fund	MFS® High Yield Portfolio
Investors could lose money on their investments in the Fund or the Fund could perform less well than other possible investments if any of the following occurs:

The yield and share price of the Fund will change daily based on changes in interest rates and market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the Fund may not achieve its objective and/or you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the Fund are:

High Yield Risk

•      An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the Fund’s ability to sell its high yield securities. High yield securities may be subject to greater levels of interest rate risk, credit risk,

Lower quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Lower quality debt instruments are regarded as having predominantly speculative characteristics with respect to

SCSM PIMCO High Yield Fund	MFS® High Yield Portfolio

and liquidity risk than other fixed income securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “High Yield Securities (junk bonds)”:

High yield securities (junk bonds) — Unless otherwise noted, a fund will consider high yield securities (junk bonds) to be those securities rated below investment grade but rated at least Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. Those funds permitting investment in securities rated below Caa by Moody’s (or equivalently rated by S&P or Fitch, or, if unrated, determined by the fund’s subadviser to be of comparable quality) may experience the risks of investing in high yield securities to a greater extent, especially those associated with the illiquidity of high yield securities.

High yield securities involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

capacity to pay interest and principal. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for lower quality debt instruments can be less liquid, especially during periods of recession or general market decline.

\	SCSM PIMCO High Yield Fund	MFS® High Yield Portfolio

The market for high yield securities is not
as liquid as the markets for higher rated
securities. This means that it may be
harder to buy and sell high yield
securities, especially on short notice, and
high yield securities may be more
difficult for a fund to value accurately
than higher rated securities. The market
for high yield bonds could also be
impacted by legal or tax changes.

Securities rated in the fourth highest
category by the rating agencies are
considered investment grade but they
may also have some speculative
characteristics, meaning that they carry
more risk than higher rated securities and
may have problems making principal and
interest payments in difficult economic
climates. Investment grade ratings do not
guarantee that bonds will not lose value.

Interest Rate Risk	• Interest rates go up, causing the value of the Fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.	The price of a debt instrument changes in response to interest rate changes. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes.

Credit Risk

•      The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation

SCSM PIMCO High Yield Fund	MFS® High Yield Portfolio

to pay principal or interest or if the
instrument’s credit rating is downgraded
by a credit rating agency. The price of a
debt instrument can also decline in
response to changes in the financial
condition of the issuer or borrower,
changes in specific market, economic,
industry, political, regulatory,
geopolitical, and other conditions that
affect a particular type of instrument,
issuer, or borrower, and changes in
general market, economic, political,
regulatory, geopolitical, and other
conditions. Certain events, such as
natural disasters, terrorist attacks, war,
and other geopolitical events can have a
dramatic adverse effect on the price of a
debt instrument. For certain types of
instruments, including derivatives, the
price of the instrument depends in part on
the credit quality of the counterparty to
the transaction. For other types of debt
instruments, including asset-backed
securities, the price of the debt
instrument also depends on the credit
quality and adequacy of the underlying
assets or collateral as well as whether
there is a security interest in the
underlying assets or collateral. Enforcing
rights, if any, against the underlying
assets or collateral may be difficult.

Lower quality debt instruments can
involve a substantially greater risk of
default or can already be in default, and
their values can decline significantly over
short periods of time. Lower quality debt
instruments are regarded as having
predominantly speculative characteristics
with respect to capacity to pay interest
and principal. Lower quality debt
instruments tend to be more sensitive to
adverse news about the issuer, or the
market or economy in general, than
higher quality debt instruments. The
market for lower quality debt instruments
can be less liquid, especially during
periods of recession or general market
decline.

	SCSM PIMCO High Yield Fund	MFS® High Yield Portfolio

Liquidity Risk

•      The illiquidity of a given security limits the Fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

Foreign Risk

•      Prices of the Fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•      Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Economic and Market Events”:

Economic and Market Events — Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. For example, regional economic or political instability, political unrest and natural disasters may impact issuers across various countries, regions and markets. The severity or duration of such conditions may be affected by policy changes made by governments or quasi-governmental organizations.

Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increase the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries and can be particularly difficult against foreign governments. Changes in currency exchange rates can affect the U.S. dollar value of foreign currency investments and investments denominated in foreign currencies. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments,

	SCSM PIMCO High Yield Fund	MFS® High Yield Portfolio

Economic and market events may not
have the same impact on all types of
securities and a Fund’s investments could
underperform other types of investments.

From “Additional Information About the
Funds—More About the Acquired
Funds’ Investments” section captioned
“Multinational and foreign companies”:

Multinational companies are those
companies that conduct their business
operations and activities in more than one
country. Foreign companies are those
companies that conduct their business
operations and activities outside of the
United States. Due to investments in
multinational or foreign companies, a
fund may experience increased market,
liquidity, currency, political, information
and other risks. Issuers of foreign
securities are usually not subject to the
same degree of regulation as U.S. issuers.
Reporting, accounting and auditing
standards of foreign countries differ, in
some cases significantly, from U.S.
standards. In the event of nationalization,
expropriation or confiscation, a fund
could lose its entire investment in foreign
securities.

especially those in emerging markets,
more volatile and less liquid than U.S.
investments. In addition, foreign markets
can react differently to market,
economic, political, regulatory,
geopolitical or other conditions than the
U.S. market.

Emerging Markets Risk

•      The Fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Emerging markets”:

Emerging markets — Foreign investment risk may be particularly

	SCSM PIMCO High Yield Fund	MFS® High Yield Portfolio
high to the extent that a fund invests in
emerging market securities of issuers
based in countries with developing
economies. These securities may present
market, credit, currency, liquidity, legal,
political, and other risks different from,
or greater than, the risks of investing in
developed foreign countries.

Investment Selection Risk	• The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.	The MFS analysis of an investment can be incorrect and its selection of investments can lead to an investment focus that results in the Fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the Fund invests.

Derivatives Risk

•      The Fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Derivatives contracts”:

Derivative contracts — Derivative contracts include futures and options on securities, securities indices, interest rates or currencies, or options on these futures. A derivative contract will obligate and/or entitle the Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index…

Where investing in individual bonds and sectors may not necessarily enable a fund to achieve its target

Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments.

SCSM PIMCO High Yield Fund	MFS® High Yield Portfolio

duration or sector weighting, derivative contracts may be used to increase or decrease the Fund’s exposure to a particular issuer or sector, or to increase the Fund’s duration...

Currency swaps and other currency derivatives may be used to hedge against the risk that the currency in which a fund’s foreign securities are denominated will decline in value against the U.S. dollar. However, a fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the fund’s foreign currency investments and its currency derivatives. As a result, such fund might perform less well than a fund that does not hedge against foreign currency risk.

Interest rate swaps may be used by a fund to shift investment exposure from one type of payment obligation to another. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time.

Credit default swaps generally oblige a protection “buyer” to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. Credit default swaps involve greater

	SCSM PIMCO High Yield Fund	MFS® High Yield Portfolio

risks than if a fund had invested in the
reference obligation directly since, in
addition to general market risks, credit
default swaps are subject to illiquidity
risk, counterparty risk and credit risk.

Even a small investment in derivative
contracts can have a large impact on a
fund’s interest rate sensitivity and
securities market exposure. Therefore,
using derivatives can disproportionately
increase fund losses and reduce
opportunities for gains when interest
rates or securities prices are changing. A
fund may not fully benefit from or may
lose money on derivatives if the adviser’s
(or subadviser’s) expectations in using
them prove incorrect or if changes in
their value do not correspond accurately
to changes in the value of the fund’s
other portfolio holdings. Counterparties
to “over-the-counter” derivative contracts
present the same types of credit risk as
issuers of fixed income securities.
Derivatives can also make a fund’s
portfolio less liquid and harder to value,
especially in declining markets.

Leveraging Risk

•      The Fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Derivatives contracts”:

Even a small investment in derivative contracts can have a large

Certain transactions and investment strategies can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the fund. Leverage can cause increased volatility by magnifying gains or losses.

	SCSM PIMCO High Yield Fund	MFS® High Yield Portfolio
impact on a fund’s interest rate
sensitivity and securities market
exposure. Therefore, using derivatives
can disproportionately increase fund
losses and reduce opportunities for gains
when interest rates or securities prices are
changing. A fund may not fully benefit
from or may lose money on derivatives if
the adviser’s (or subadviser’s)
expectations in using them prove
incorrect or if changes in their value do
not correspond accurately to changes in
the value of the fund’s other portfolio
holdings. Counterparties to
“over-the-counter” derivative contracts
present the same types of credit risk as
issuers of fixed income securities.
Derivatives can also make a fund’s
portfolio less liquid and harder to value,
especially in declining markets.

Counterparty and Third Party Risk

•      Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Derivatives contracts”:

Even a small investment in derivative contracts can have a large impact on a fund’s interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. A fund may not fully benefit from or may lose money on derivatives if the adviser’s (or subadviser’s) expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of

Transactions involving a counterparty other than the issuer of the instrument, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

	SCSM PIMCO High Yield Fund	MFS® High Yield Portfolio
the fund’s other portfolio holdings.
Counterparties to “over-the-counter”
derivative contracts present the same
types of credit risk as issuers of fixed
income securities. Derivatives can also
make a fund’s portfolio less liquid and
harder to value, especially in declining
markets.

Rating Agencies Risk

•      Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

Prepayment/Extension Risk

•      The issuer of a callable security exercises its right, when interest rates are falling, to pay principal earlier than scheduled, which may force the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•      The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which may lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

Asset-Backed Securities Risk

•      The Fund’s investments in mortgage-backed or other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing values may exacerbate such delinquencies and losses.

	SCSM PIMCO High Yield Fund	MFS® High Yield Portfolio

Currency Risk

•      The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

From “Additional Information About the Funds—More About the Acquired Funds’ Investments” section captioned “Derivatives contracts”:

Currency swaps and other currency derivatives may be used to hedge against the risk that the currency in which a fund’s foreign securities are denominated will decline in value against the U.S. dollar. However, a fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the fund’s foreign currency investments and its currency derivatives. As a result, such fund might perform less well than a fund that does not hedge against foreign currency risk.

Equity Securities Risk

•      The value of the Fund’s investments in equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Short Sales Risk	• Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.

	SCSM PIMCO High Yield Fund	MFS® High Yield Portfolio
Market Risk	• Prices of securities in the Fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

GENERAL

This Joint Prospectus/Proxy Statement is furnished in connection with the proposed Reorganizations and the solicitation of proxies by and on behalf of the Board of Trustees of the Acquired Funds for use at the Meeting. The Meeting is to be held on November 26, 2012 at 11:00 a.m. at the offices of Sun Capital Trust, One Sun Life Executive Park, Wellesley Hills, MA 02481. The Notice of Joint Special Meeting of Shareholders, the Joint Prospectus/Proxy Statement, and the enclosed proxy or voting instruction card are being provided to shareholders and mailed to Contract Holders on or about [    ], 2012.

As of the Record Date, each of the SC WMC Large Cap Growth Fund, SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund, SC Invesco Small Cap Growth Fund, Sun Capital Investment Grade Bond Fund, SC PIMCO Total Return Fund, SC Lord Abbett Growth & Income Fund and SC PIMCO High Yield Fund had outstanding approximately [    ], [    ], [    ], [    ], [    ],[    ], [    ] and [    ], respectively, of its Initial Class shares of beneficial interest and [    ], [    ], [    ], [    ], [    ],[    ], [    ] and [    ], respectively, of its Service Class shares of beneficial interest. Only shareholders or Contract Owners with voting interests as of the close of business on the Record Date will be entitled to vote or give voting instructions, respectively, at the Meeting. Each share of beneficial interest is entitled to one vote, with fractional shares entitled to a proportionate fractional vote, which will be counted. Sun Capital will cause the relevant “funds of funds” advised by it to vote their shares of the Acquired Funds in proportion to those for which Sun Life (U.S.) and Sun Life (N.Y.) together receive timely instructions from persons entitled to give voting instructions.

The Sun Capital Trust Board knows of no matters other than those set forth herein to be brought before the Meeting, although separate meetings of shareholders are being held to consider other proposals intended to facilitate the Sun Capital Trust’s integration into the MFS funds, as set forth in a separate proxy statement and described above in the “Overview” section. Because matters not known at the time of the solicitation may come before the Meeting, the proxy as solicited confers discretionary authority with respect to such matters as may properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.

The shareholders of each Acquired Fund are being asked to approve a reorganization between their Acquired Fund and the applicable Acquiring Fund, each pursuant to an Agreement and Plan of Reorganization. With respect to the Large Cap Growth Reorganization, Venture Value Reorganization, Mid Cap Reorganization, Small Cap Growth Reorganization, Investment Grade Reorganization, Total Return Reorganization and Growth & Income Reorganization, the applicable Agreement is between Sun Capital Trust, on behalf of the Acquired Funds, and MFS VIT, on behalf of the Acquiring Funds. With respect to the High Yield Reorganization, the applicable Agreement is between Sun Capital Trust, on behalf of the Acquired Fund, and MFS VIT II, on behalf of the Acquiring Fund. A copy of the form of Agreement and Plan of Reorganization is attached to this Joint Prospectus/Proxy Statement as Exhibit A.

Each Reorganization is structured as a transfer of the assets and liabilities of the Acquired Fund to the applicable Acquiring Fund in exchange for that number of full and fractional Initial Class and Service Class shares of the Acquiring Fund (the “Reorganization Shares”), equal in total net asset value to the net value of assets transferred to the Acquiring Fund, all as more fully described below under “Information about the Reorganizations.”

After receipt of the Reorganization Shares, each Acquired Fund will distribute the Initial Class Reorganization Shares to its Initial Class shareholders and the Service Class Reorganization Shares to its Service Class shareholders, with distributions to be made in proportion to the shareholders’ existing shareholdings. This distribution will be made in complete liquidation of the Acquired Funds, and the legal existence of the Acquired Funds as separate series of Sun Capital Trust will be terminated as soon as reasonably practicable thereafter. Each shareholder of an Acquired Fund will receive the number of full and fractional Initial Class and/or Service Class Reorganization Shares equal in value at the date of the exchange to the aggregate value of the shareholder’s Acquired Fund shares of the same class or classes.

On or prior to the Exchange Date, each Acquired Fund will declare a distribution to the Company Separate Accounts as shareholders which, together with all previous distributions, will have the effect of distributing to such shareholders all of its investment company taxable income and net realized gains, if any, in each case through the Exchange Date. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code, such distribution will not be taxable to Contract Holders.

The Trustees of the Sun Capital Trust Board have voted unanimously to approve the proposed transactions and to recommend that shareholders also approve the transactions.

BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATIONS

Sun Capital Advisers LLC, the Acquired Funds’ investment adviser (“Sun Capital”), first presented the proposed Reorganizations to the Sun Capital Trust Board in June 2012. Sun Capital advised the Board that it believed that the proposed Reorganizations were in the best interests of each Acquired Fund, as the Reorganizations offer each Acquired Fund’s shareholders the opportunity to participate in a larger combined fund with a similar investment objective, similar investment policies and strategies, potentially lower expenses resulting from fixed costs being spread over a larger asset base and potentially greater prospects for asset growth over time.

The Sun Capital Trust Board considered the Reorganization in the context of a larger strategic plan recommended by Sun Capital for the Trust and the Funds in light of the decision by Sun Life (N.Y.) and Sun Life (U.S.) to discontinue sales of variable products, which sales have historically been the principal source of cash flows for the Trust. See “Overview” above for a discussion of this strategic plan for the Trust and its various Funds. The Board considered the proposed Reorganizations over the course of several meetings, and the Independent Trustees held several private meetings with their independent legal counsel to review the proposals. The Board requested and considered extensive information regarding each proposed Reorganization.

The Board, including the Independent Trustees, concluded that each Reorganization would be in the best interests of the participating Acquired Fund and that the interests of existing shareholders of each Acquired Fund would not be diluted as a result of effecting the Reorganization. The Board unanimously approved the proposed Reorganizations, and has recommended their approval by shareholders of the Acquired Funds.

The Sun Capital Trust Board, including the Independent Trustees, believes that the proposed Reorganizations are in the best interests of each Acquired Fund for a number of reasons, and considered the following matters, among others (including those described in “Overview” above), in unanimously approving each Reorganization:

1.	The similarities and differences, as described above, in the Funds’ investment objectives, strategies and restrictions;

2.	The Funds’ relative overall historical performance records;

3.	The relative risks of investing in each Fund, as described above;

4.	The types of investments in which each Fund invests, as described above;

5.	The fact that the combination of the Funds will create a larger combined fund with the potential for greater asset growth over time;

6.	The relative expense ratios and the relative fees and expenses of the Funds, including the fact that, in the case of each Reorganization, the overall projected expense ratios (after giving effect to any applicable expense limitation arrangements) of each class of each combined fund is lower than or equal to the current expense ratio of the relevant Acquired Fund;

7.	The fact that the Acquired Funds have a share class structure that is substantially identical to that of the Acquiring Funds, including identical Rule 12b-1 fees with respect to Service Class shares;

8.	The fact that each Reorganization is conditioned on receipt of a tax opinion to the effect that no Contract holder will experience any tax liability or other tax effect, as a direct result of the transaction;

9.	The investment experience, expertise and financial resources of, and the nature and quality of the services provided by MFS to the Acquiring Funds;

10.	The compatibility of the Funds’ shareholder and contract owner service features;

11.	The fact that MFS has agreed to pay all costs and expenses of the Acquired Funds associated with effecting the Reorganizations, other than certain brokerage and repositioning costs; and

12.	The potential alternatives to the Reorganizations in light of the larger restructuring plan involving the Trust (as described in “Overview” above), including mergers with other funds, integration of the Funds as separate funds in another fund complex or liquidation of the Acquired Funds.

The Sun Capital Trust Board also considered the following factors specific to each Reorganization:

Proposal 1 – Large Cap Growth Reorganization

1.	The overall current and pro forma expense ratios of each class of shares of the MFS Growth Series are lower than those of the corresponding share class of the SC WMC Large Cap Growth Fund.

2.	The MFS Growth Series outperformed the SC WMC Large Cap Growth Fund for the one-, three- and five-year periods ended December 31, 2011. While the MFS Growth Series has been in operation for over 10 years, the SC WMC Large Cap Growth Fund commenced operations in May 2006. The MFS Growth Series has outperformed the SC WMC Large Cap Growth Fund for the period since the inception of SC WMC Large Cap Growth Fund.

3.	The combined fund following the Reorganization is expected to be approximately 300% larger than the SC WMC Large Cap Growth Fund based on asset sizes as of June 30, 2012, thereby creating a larger combined fund with the potential for greater asset growth and lower expenses over time.

Proposal 2 – Venture Value Reorganization

1.	Although the overall expense ratios of each class of shares of the MFS Research Series are currently higher than those of the corresponding share class of the SC Davis Venture Value Fund, the total operating expenses of each class of the combined fund are expected to be lower than those of the SC Davis Venture Value Fund.

2.	The MFS Research Series outperformed the SC Davis Venture Value Fund for the one-, three-, five- and ten-year (with respect to Initial Class shares only, as the Service Class shares of the SC Davis Venture Value Fund do not have ten years of performance) periods ended December 31, 2011.

3.	The combined fund following the Reorganization is expected to be approximately 50% larger than the SC Davis Venture Value Fund based on asset sizes as of June 30, 2012, thereby creating a larger combined fund with the potential for greater asset growth and lower expenses over time.

Proposal 3 – Mid Cap Reorganization

1.	The overall current and pro forma expense ratios of each class of shares of the MFS Mid Cap Growth Series are lower than those of the corresponding share class of the SC WMC Blue Chip Mid Cap Fund.

2.	Although the SC WMC Blue Chip Mid Cap Fund outperformed the MFS Mid Cap Growth Series for the five- and ten-year periods ended December 31, 2011, the MFS Mid Cap Growth Series outperformed the SC WMC Blue Chip Mid Cap Fund for the more recent one- and three-year periods.

3.	The combined fund following the Reorganization is expected to be approximately 60% larger than the SC WMC Blue Chip Mid Cap Fund based on asset sizes as of June 30, 2012, thereby creating a larger combined fund with the potential for greater asset growth and lower expenses over time.

Proposal 4 – Small Cap Growth Reorganization

1.	The overall current and pro forma expense ratios of each class of shares of the MFS New Discovery Series are lower than those of the corresponding share class of the SC Invesco Small Cap Growth Fund.

2.	The MFS New Discovery Series outperformed the SC Invesco Small Cap Growth Fund for the three-year period ended December 31, 2011, although the SC Invesco Small Cap Growth Fund outperformed the MFS New Discovery Series for the most recent one-year period. While the MFS New Discovery Series has been in operation for over 10 years, the SC Invesco Small Cap Growth Fund commenced operations in October 2008. The MFS New Discovery Series has outperformed the SC Invesco Small Cap Growth Fund for the period since the inception of the SC Invesco Small Cap Growth Fund.

3.	The combined fund following the Reorganization is expected to be approximately 1500% larger than the SC Invesco Small Cap Growth Fund based on asset sizes as of June 30, 2012, thereby creating a larger combined fund with the potential for greater asset growth and lower expenses over time.

Proposal 5 – Investment Grade Reorganization

1.	The overall current and pro forma expense ratios of each class of shares of the MFS Research Bond Series are lower than those of the corresponding share class of the Sun Capital Investment Grade Bond Fund. This is the case whether or not the separate Reorganization involving the MFS Research Bond Series described in Proposal 6 is consummated.

2.	The MFS Research Bond Series outperformed the Sun Capital Investment Grade Bond Fund for the five- and ten-year (with respect to Initial Class shares only, as the Service Class shares of the Sun Capital Investment Grade Bond Fund do not have ten years of performance) periods ended December 31, 2011, although the Sun Capital Investment Grade Bond Fund outperformed the MFS Research Bond Series for the one- and three-year periods.

3.	If proposal 5 is consummated, the combined fund is expected to be approximately 180% larger than the Sun Capital Investment Grade Bond Fund based on asset sizes as of June 30, 2012. If both Proposal 5 and Proposal 6 are consummated, the asset size of the MFS Research Bond Series is expected to be approximately 400% greater than that of Sun Capital Investment Grade Bond Fund based on asset size as of June 30, 2012, thereby creating a larger combined fund with the potential for greater asset growth and lower expenses over time.

Proposal 6 – Total Return Reorganization

1.	The overall current and pro forma expense ratios of each class of shares of the MFS Research Bond Series are lower than those of the corresponding share class of the SC PIMCO Total Return Fund. This is the case whether or not the separate Reorganization involving the MFS Research Bond Series described in Proposal 5 is consummated.

2.	The MFS Research Bond Series outperformed the SC PIMCO Total Return Fund for the one- and three-year periods ended December 31, 2011. While the MFS Research Bond Series has been in operation for over 10 years, the SC PIMCO Total Return Fund commenced operations in October 2008. The MFS Research Bond Series has outperformed the SC PIMCO Total Return Fund for the period since the inception of the SC PIMCO Total Return Fund.

3.	If Proposal 6 is consummated, the combined fund is expected to be approximately 80% larger than the SC PIMCO Total Return Fund based on asset sizes as of June 30, 2012. If both Proposal 6 and Proposal 5 are consummated, the asset size of the MFS Research Bond Series is expected to be 130% greater than that of SC PIMCO Total Return Fund based on asset sizes as of June 30, 2012, thereby creating a larger combined fund with the potential for greater asset growth and lower expenses over time.

Proposal 7 – Growth & Income Reorganization

1.	The overall current and pro forma expense ratios of each class of shares of the MFS Value Series are lower than those of the corresponding share class of the SC Lord Abbett Growth & Income Fund.

2.	The MFS Value Series outperformed the SC Lord Abbett Growth & Income Fund for the one- and three-year periods ended December 31, 2011. While the MFS Value Series has been in operation for over 10 years, the SC Lord Abbett Growth & Income Fund commenced operations in March 2008. The MFS Value Series has outperformed the SC Lord Abbett Growth & Income Fund for the period since the inception of the SC Lord Abbett Growth & Income Fund.

3.	The combined fund following the Reorganization is expected to be approximately 280% larger than the SC Lord Abbett Growth & Income Fund based on asset sizes as of June 30, 2012, thereby creating a larger combined fund with the potential for greater asset growth and lower expenses over time.

Proposal 8 – High Yield Reorganization

1.	Although the overall current and pro forma expense ratios of each class of shares of the MFS High Yield Portfolio are currently higher than those of the corresponding share class of the SC PIMCO High Yield Fund, the net total operating expenses of each class of the combined fund are expected to be the same as those of the SC PIMCO High Yield Fund. If the Reorganization is consummated, MFS will agree in writing to limit the combined fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that “Net Annual Fund Operating Expenses” do not exceed 0.75% and 1.00% of the average daily net assets annually for Initial Class and Service Class shares, respectively, through at least December 31, 2014.

2.	The MFS High Yield Portfolio outperformed the SC PIMCO High Yield Fund for the three-year period ended December 31, 2011, although the SC PIMCO High Yield Fund outperformed the MFS High Yield Portfolio for the one-year period. (While the MFS High Yield Portfolio has been in operation for over 10 years, the SC PIMCO High Yield Fund commenced operations in March 2008.) The performance of the MFS High Yield Portfolio and the SC PIMCO High Yield Fund has been very similar for the period since the inception of the SC PIMCO High Yield Fund.

3.	The combined fund following the Reorganization is expected to be approximately 130% larger than the SC PIMCO High Yield Fund based on asset sizes as of June 30, 2012, thereby creating a larger combined fund with the potential for greater asset growth and lower expenses over time.

The Board of Trustees of MFS VIT (the “MFS VIT Board”) and the Board of Trustees of MFS VIT II (the “MFS VIT II Board” and, together with the MFS VIT Board, the “MFS Boards”) separately concluded that the Reorganizations were in the best interests of the Acquiring Funds and that the interests of existing shareholders of each Acquiring Fund would not be diluted as a result of effecting the Reorganization.

INFORMATION ABOUT THE REORGANIZATIONS

Agreement and Plan of Reorganization. The proposed Reorganizations will each be governed by an Agreement and Plan of Reorganization. The Agreement provides that the Acquiring Funds will acquire the assets and liabilities of the Acquired Funds in exchange for the Acquiring Funds’ issuance of Initial Class and Service Class Reorganization Shares equal in value to the value of the transferred assets net of assumed liabilities. The shares will be issued on December 7, 2012 (or such other date as may be agreed upon by the parties) (the “Exchange Date”) following the time as of which the Funds’ shares are valued for determining net asset value for the Reorganizations at the close of the NYSE (generally 4:00 p.m. Eastern time). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement, a form of which is attached as Exhibit A to this Joint Prospectus/Proxy Statement.

Each of the Acquired Funds will sell its assets, known and unknown, fixed or contingent, to the applicable Acquiring Fund, and, in exchange, the Acquiring Fund will assume all liabilities, known and unknown, fixed or contingent, of the Acquired Fund and deliver to the Acquired Fund: (i) a number of full and fractional Initial Class Reorganization Shares having an aggregate net asset value equal to the value of known assets of the Acquired Fund attributable to its Initial Class shares, less the value of the known liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to such Initial Class shares; and (ii) a number of full and fractional Service Class Reorganization Shares having a net asset value equal to the value of known assets of the Acquired Fund attributable to its Service Class shares, less the value of the known liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to such Service Class shares.

On or as soon after the Exchange Date as is conveniently practicable, each Acquired Fund will distribute to its shareholders of record as of the close of business on the Exchange Date, in proportion to their holdings in the Acquired Fund, the full and fractional Reorganization Shares received by the Acquired Fund, with Initial Class Reorganization Shares being distributed to holders of Initial Class shares of the Acquired Fund, and Service Class Reorganization Shares being distributed to holders of Service Class shares of the Acquired Fund. As a result of the proposed transaction, each holder of Initial Class and Service Class shares of the Acquired Fund will receive a number of Initial Class and Service Class Reorganization Shares equal in aggregate net asset value at the Exchange Date to the net asset value of the Initial Class and Service Class shares, respectively, held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the Acquiring Funds in the name of such Acquired Fund shareholders, with each account representing the respective number of full and fractional Initial Class and Service Class Reorganization Shares due to such shareholder.

The Funds’ Boards of Trustees have determined that the interests of each Fund’s shareholders will not be diluted as a result of the transactions contemplated by the Reorganizations, and that the proposed Reorganizations are in the best interests of each Fund.

The consummation of each Reorganization is subject to the conditions set forth in the Agreement. The Agreement, with respect to any Reorganization, may be terminated and the applicable Reorganization abandoned at any time, before or after approval by the shareholders, prior to the Exchange Date by the mutual consent of the parties. In addition, either party to an Agreement may, at its option, terminate the Agreement unilaterally at or prior to the Exchange Date (i) in the event of a material breach by the other party of any representation, warranty or agreement contained in the Agreement to be performed at or prior to the Exchange Date, which breach or failure to perform cannot be cured or has not been cured within 15 calendar days (but not later than a specified termination date) after the giving of written notice by the party seeking to terminate hereunder; provided, however, that if the party seeking to terminate hereunder is in breach of any provision of the Agreement, such party may not terminate the Agreement pursuant to this method, (ii) if a condition set forth in the Agreement expressed to be precedent to the obligations of the terminating party has not been fulfilled (or waived by the terminating party) and it reasonably appears that the condition will not or cannot be met by the Exchange Date, unless otherwise provided for in the Agreement, or (iii) if any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling, or decree or taken any other action restraining, enjoining, or otherwise prohibiting the Agreement or the consummation of any of the transaction contemplated therein, and such judgment, injunction, order, ruling, decree, or other action becomes final and non-appealable; provided that the party seeking to terminate the Agreement shall have used its reasonable efforts to have such judgment, injunction, order, ruling, decree, or other action lifted, vacated, or denied. The Agreement may be amended by mutual agreement of the parties, but no such amendment may occur after the Meeting if such an amendment may have the effect of changing the provisions for determining the number of Reorganization Shares to be issued to shareholders of the Acquired Funds under the Agreement without their further approval.

Reorganization Fees and Expenses. The reorganization costs consist of legal and accounting fees, proxy printing, preparation and mailing costs, and proxy solicitation and shareholder meeting costs incurred by each Acquired Fund in connection with the Reorganization (“Reorganization Costs”). As previously discussed above under the heading “Overview,” MFS has agreed to pay reasonable Reorganization Costs. Reorganization Costs do not include brokerage commissions and other transaction costs associated with repositioning each Acquired Fund’s portfolio holdings. It is anticipated that there will be costs associated with portfolio repositioning (i.e., selling certain portfolio securities transferred by an Acquired Fund and purchasing replacement portfolio securities consistent with the investment policies and strategies of the applicable Acquiring Fund) in connection with the Reorganizations, which costs will be borne by the Acquired Funds in each case. These estimated costs are described in “Overview—Overview of the Reorganizations” above.

Description of the Reorganization Shares. Reorganization Shares will be issued to the Acquired Funds’ shareholders in accordance with the procedure under the Agreement as described above. The Reorganization Shares are Initial Class and Service Class shares of the Acquiring Funds. Service Class shares of the Acquiring Funds are subject to a Rule 12b-1 fee at the annual rate of up to 0.25% annually of the Fund’s average daily net assets attributable to Service Class shares. Initial Class shares do not incur Rule 12b-1 fees. Neither Service Class nor Initial Class shares incur sales charges.

Like shares of the Acquired Funds, each of the Reorganization Shares will be fully paid and nonassessable when issued, will be transferable without restriction, and will have no preemptive or conversion rights. The Declarations of Trust of both MFS VIT and MFS VIT II each permit the Acquiring Funds to divide their shares, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the applicable board of trustees may determine. The Acquiring Funds’ shares are currently divided into two classes – Initial Class shares and Service Class shares.

MFS VIT and MFS VIT II are each organized as a Massachusetts business trust. Under Massachusetts law, shareholders of the Acquiring Funds could, under certain circumstances, be held personally liable for the obligations of the Acquiring Fund in which they are invested. However, the Declarations of Trust of the Acquiring Funds disclaim shareholder liability for acts or obligations of the Acquiring Funds, and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by an Acquiring Fund or its board of trustees. The Declarations of Trust of the Acquiring Funds provide for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of an Acquiring Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which an Acquiring Fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

Sun Capital Trust is organized as a Delaware statutory trust. Under Delaware law, shareholders of the Acquired Funds are generally shielded from personal liability for the debts or obligations of the Acquired Funds to the same extent a shareholder is shielded from a corporation’s debts. Furthermore, the Declaration of Trust of the Acquired Funds requires the Acquired Funds to indemnify shareholders against any liability arising solely from a shareholder’s ownership of shares of an Acquired Fund. The Declaration of Trust of the Acquired Funds also provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of an Acquired Fund. In addition, every written obligation of the Sun Capital Trust or any of the Acquired Funds must contain a notice of disclaimer of shareholder liability.

Certain Differences in Rights of Security Holders

In voting on any matter, shareholders of the Acquired Funds are entitled to one vote for each share owned (“share based voting”), although the trustees of Sun Capital Trust may determine in any instance that shareholders instead by entitled to one vote for one dollar of net asset value invested (“dollar based voting”). The Declarations of Trust of MFS VIT and MFS VIT II provide that dollar based voting will be utilized in all cases.

The Sun Capital Declaration of Trust is silent on the ability of shareholders to vote on whether or not a court proceeding should be brought derivatively or as a class action on behalf of the Trust or shareholders, while that of MFS VIT and MFS VIT II provide that shareholders may vote on such matters to the same extent that shareholders of a Massachusetts corporation are entitled to vote on such matters.

For purposes of any action of shareholders of the Sun Capital Trust, or an Acquired Fund, or class thereof, a quorum for the conduct of business shall be one-third of the outstanding shares of the Sun Capital Trust or Acquired Fund or class, as the case may be. A quorum for purposes of a vote of shareholders of the MFS VIT, or MFS VIT II, or any Acquiring Fund or class thereof is a majority of such shares.

The Sun Capital Declaration of Trust provides that, subject to the vote of a majority of the outstanding shares of the Trust, the Sun Capital Trust trustees may terminate the Trust by: (i) selling all of the assets of the Trust or each series to another investment company or series thereof; or (ii) selling and converting to money all or substantially all of the assets of all series or any affected series. The Declarations of Trust of MFS VIT and MFS VIT II authorize the trustees to terminate the relevant Trust by disposing of the Trust’s property, discharging any liabilities, and distributing the remaining Trust property to shareholders upon written notice to shareholders. In addition, the Sun Capital Declaration of Trust provides that the Sun Capital Trust trustees may sell the Trust’s (or a series’) assets in either fashion noted above without obtaining a shareholder vote if a majority of the Sun Capital Trust trustees determines that the continuation of the Sun Capital Trust (or the series) is not in the best interests of the Trust (or series) or its shareholders as a result of factors or events adversely affecting the ability of the Trust (or series) to conduct its business and operations in an economically viable manner. The Declarations of Trust of MFS VIT and MFS VIT II do not have a comparable provision.

The Sun Capital Trust’s Declaration of Trust provides that any amendment to Article IV of the Trust, which governs compensation, limitation of liability and indemnification, that would have the effect of reducing the indemnification or other rights provided thereby to the trustees, shareholders or former shareholders, shall require the vote of two-thirds of the shares of the Trust. The Declarations of Trust of MFS VIT and MFS VIT II do not contain a similar provision but do provide that the Declarations shall not be amended to impair the exemption from personal liability of the trustees, shareholders, former shareholders or certain other persons.

U.S. Federal Income Tax Consequences. As a condition to each Fund’s obligation to consummate the applicable Reorganization, each Fund will receive an opinion from Ropes & Gray LLP substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes, the Reorganizations will not be taxable events for Contract Holders whose Contracts are funded by Company Separate Accounts that invest in shares of the applicable Acquired Fund.

Each opinion will be based on certain factual certifications made by officers of the Acquired Fund and officers of the Acquiring Fund, and will also be based on reasonable assumptions. Opinions of counsel are not binding on the Internal Revenue Service (the “IRS”) or the courts. It is possible that the IRS or a court could disagree with Ropes & Gray LLP’s opinion.

Prior to the Exchange Date, each Acquired Fund will declare a distribution to the respective Company Separate Accounts as shareholders, which, together with all previous distributions, will have the effect of distributing to the Company Separate Accounts as shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, in each case through the Exchange Date. As long as the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code, such distribution will not be taxable to Contract Holders. In addition, although it is not expected to affect Contract Holders, as a result of the Reorganizations each Fund may lose the benefit of certain tax losses that could have been used to offset or defer future gains of the combined fund following the reorganization.

Contract Holders who choose to redeem or exchange their investments by surrendering their Contracts or initiating a partial withdrawal may be subject to taxes and a 10% tax penalty. Contract Holders should consult the prospectus or other information provided by the Company regarding their Contracts for a description of the tax consequences of investing in the Contracts.

This description of the U.S. federal income tax consequences of the Reorganizations is made without regard to the particular facts and circumstances of any Company, as an Acquired Fund shareholder. The Companies, as shareholders, and Contract Holders, are urged to consult their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of state, local, non-U.S. and other tax laws.

Capitalization. The following table shows the capitalization of the Funds as of June 30, 2012, and on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date:

Large Cap Growth Reorganization:

	SC WMC Large Cap Growth Fund	MFS Growth Series	Pro Forma Adjustments(a)	Pro Forma Combined Portfolio
Net assets
Initial Class	$173,846,448	$507,775,549	$(104,607)	$681,517,390
Service Class	$16,555,979	$74,392,722	$(11,393)	$90,937,308
Total	$190,402,427	$582,168,271	$(116,000)	$772,454,698

Shares outstanding
Initial Class	17,120,976	18,947,201	6,483,946	25,431,147
Service Class	1,643,802	2,829,439	629,467	3,458,906
Total	18,764,778	21,776,640	7,113,413	28,890,053

Net asset value per share
Initial Class	$10.15	$26.80	—	$26.80
Service Class	$10.07	$26.29	—	$26.29

(a)	Pro Forma Adjustments include the estimated one-time fees and expenses incurred by the Funds (including the costs associated with repositioning of the Acquired Fund’s portfolio and the fees and expenses incurred by the Acquiring Fund in connection with the Reorganization) as described in the section entitled “Overview-Additional Information.”

If the Reorganization had taken place on June 30, 2012, the SC WMC Large Cap Growth Fund would have received 6,483,946 and 629,467 Initial Class shares and Service Class shares, respectively, of the MFS Growth Series, which would be available for distribution to its shareholders. No assurances can be given as to the number of Reorganization Shares that the SC WMC Large Cap Growth Fund will receive on the Exchange Date. The foregoing is merely an example of what the SC WMC Large Cap Growth Fund would have received and distributed had the Reorganization been consummated on June 30, 2012 and the pro forma adjustments were reflected at that time to the respective funds, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

Venture Value Reorganization:

	SC Davis Venture Value Fund	MFS Research Series	Pro Forma Adjustments(a)	Pro Forma Combined Portfolio
Net assets
Initial Class	$144,155,117	$161,099,882	$(81,210)	$305,173,789
Service Class	$238,866,440	$22,080,522	$(91,790)	$260,855,172
Total	$383,021,557	$183,180,404	$(173,000)	$566,028,961

Shares outstanding
Initial Class	12,297,536	7,873,440	7,043,111	14,916,551
Service Class	20,457,860	1,087,128	11,756,697	12,843,825
Total	32,755,396	8,960,568	18,799,808	27,760,376

Net asset value per share
Initial Class	$11.72	$20.46	—	$20.46
Service Class	$11.68	$20.31	—	$20.31

(a)	Pro Forma Adjustments include the estimated one-time fees and expenses incurred by the Funds (including the costs associated with repositioning of the Acquired Fund’s portfolio and the fees and expenses incurred by the Acquiring Fund in connection with the Reorganization) as described in the section entitled “Overview-Additional Information.”

If the Reorganization had taken place on June 30, 2012, the SC Davis Venture Value Fund would have received 7,043,111 and 11,756,697 Initial Class shares and Service Class shares, respectively, of the MFS Research Series, which would be available for distribution to its shareholders. No assurances can be given as to the number of Reorganization Shares that the SC Davis Venture Value Fund will receive on the Exchange Date. The foregoing is merely an example of what the SC Davis Venture Value Fund would have received and distributed had the Reorganization been consummated on June 30, 2012 and the pro forma adjustments were reflected at that time to the respective funds, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

Mid Cap Reorganization:

	SC WMC Blue Chip Mid Cap Fund	MFS Mid Cap Growth Series	Pro Forma Adjustments(a)	Pro Forma Combined Portfolio
Net assets
Initial Class	$143,898,969	$80,798,561	$(107,694)	$224,589,836
Service Class	$34,906,783	$30,684,890	$(29,306)	$65,562,367
Total	$178,805,752	$111,483,451	$(137,000)	$290,152,203
Shares outstanding
Initial Class	9,411,014	13,287,606	23,653,695	36,941,301
Service Class	2,305,391	5,191,352	5,902,925	11,094,277
Total	11,716,405	18,478,958	29,556,620	48,035,578
Net asset value per share
Initial Class	$15.29	$6.08	—	$6.08
Service Class	$15.14	$5.91	—	$5.91

(a)	Pro Forma Adjustments include the estimated one-time fees and expenses incurred by the Funds (including the costs associated with repositioning of the Acquired Fund’s portfolio and the fees and expenses incurred by the Acquiring Fund in connection with the Reorganization) as described in the section entitled “Overview-Additional Information.”

If the Reorganization had taken place on June 30, 2012, the SC WMC Blue Chip Mid Cap Fund would have received 23,653,695 and 5,902,925 Initial Class shares and Service Class shares, respectively, of the MFS Mid Cap Growth Series, which would be available for distribution to its shareholders. No assurances can be given as to the number of Reorganization Shares that the SC WMC Blue Chip Mid Cap Fund will receive on the Exchange Date. The foregoing is merely an example of what the SC WMC Blue Chip Mid Cap Fund would have received and distributed had the Reorganization been consummated on June 30, 2012 and the pro forma adjustments were reflected at that time to the respective funds, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

Small Cap Growth Reorganization:

	SC Invesco Small Cap Growth Fund	MFS New Discovery Series	Pro Forma Adjustments(a)	Pro Forma Combined Portfolio
Net assets
Initial Class	$29,407,485	$352,565,223	$(26,839)	$381,945,869
Service Class	$14,164,022	$340,802,151	$(14,161)	$354,952,012
Total	$43,571,507	$693,367,374	$(41,000)	$736,897,881

Small Cap Growth Reorganization:

	SC Invesco Small Cap Growth Fund	MFS New Discovery Series	Pro Forma Adjustments(a)	Pro Forma Combined Portfolio
Shares outstanding
Initial Class	2,557,336	22,050,573	1,837,598	23,888,171
Service Class	1,244,847	22,191,805	921,375	23,113,180
Total	3,802,183	44,242,378	2,758,973	47,001,351

Net asset value per share
Initial Class	$11.50	$15.99	—	$15.99
Service Class	$11.38	$15.36	—	$15.36

(a)	Pro Forma Adjustments include the estimated one-time fees and expenses incurred by the Funds (including the costs associated with repositioning of the Acquired Fund’s portfolio and the fees and expenses incurred by the Acquiring Fund in connection with the Reorganization) as described in the section entitled “Overview-Additional Information.”

If the Reorganization had taken place on June 30, 2012, the SC Invesco Small Cap Growth Fund would have received 1,837,598 and 921,375 Initial Class shares and Service Class shares, respectively, of the MFS New Discovery Series, which would be available for distribution to its shareholders. No assurances can be given as to the number of Reorganization Shares that the SC Invesco Small Cap Growth Fund will receive on the Exchange Date. The foregoing is merely an example of what the SC Invesco Small Cap Growth Fund would have received and distributed had the Reorganization been consummated on June 30, 2012 and the pro forma adjustments were reflected at that time to the respective funds, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

Investment Grade Reorganization:

	Sun Capital Investment Grade Bond Fund	MFS Research Bond Series	Pro Forma Adjustments(a)	Pro Forma Combined Portfolio
Net assets
Initial Class	$310,272,830	$377,412,074	$(209,863)	$687,475,041
Service Class	$186,513,639	$542,593,130	$(137,137)	$728,969,632
Total	$496,786,469	$920,005,204	$(347,000)	$1,416,444,673

Shares outstanding
Initial Class	31,786,422	28,027,883	23,019,755	51,047,638
Service Class	18,969,217	40,838,758	14,025,235	54,863,993
Total	50,755,639	68,866,641	37,044,990	105,911,631

Net asset value per share
Initial Class	$9.76	$13.47	—	$13.47
Service Class	$9.83	$13.29	—	$13.29

(a)	Pro Forma Adjustments include the estimated one-time fees and expenses incurred by the Funds (including the costs associated with repositioning of the Acquired Fund’s portfolio and the fees and expenses incurred by the Acquiring Fund in connection with the Reorganization) as described in the section entitled “Overview-Additional Information.”

If the Reorganization had taken place on June 30, 2012, the Sun Capital Investment Grade Bond Fund would have received 23,019,755 and 14,025,235 Initial Class shares and Service Class shares, respectively, of the MFS Research Bond Series, which would be available for distribution to its shareholders. No assurances can be given as to the number of Reorganization Shares that the Sun Capital Investment Grade Bond Fund will receive on the Exchange Date. The foregoing is merely an example of what the Sun Capital Investment Grade Bond Fund would have received and distributed had the Reorganization been consummated on June 30, 2012 and the pro forma adjustments were reflected at that time to the respective funds, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

Total Return Reorganization:

	SC PIMCO Total Return Fund	MFS Research Bond Series	Pro Forma Adjustments(a)	Pro Forma Combined Portfolio
Net assets
Initial Class	$322,193,268	$377,412,074	$(130,044)	$699,475,298
Service Class	$749,792,524	$542,593,130	$(290,956)	$1,292,094,698
Total	$1,071,985,792	$920,005,204	$(421,000)	$1,991,569,996

Shares outstanding
Initial Class	27,422,371	28,027,883	23,910,642	51,938,525
Service Class	63,826,233	40,838,758	56,397,324	97,236,082
Total	91,248,604	68,866,641	80,307,966	149,174,607

Net asset value per share
Initial Class	$11.75	$13.47	—	$13.47
Service Class	$11.75	$13.29	—	$13.29

(a)	Pro Forma Adjustments include the estimated one-time fees and expenses incurred by the Funds (including the costs associated with repositioning of the Acquired Fund’s portfolio and the fees and expenses incurred by the Acquiring Fund in connection with the Reorganization) as described in the section entitled “Overview-Additional Information.”

If the Reorganization had taken place on June 30, 2012, the SC PIMCO Total Return Fund would have received 23,910,642 and 56,397,324 Initial Class shares and Service Class shares, respectively, of the MFS Research Bond Series, which would be available for distribution to its shareholders. No assurances can be given as to the number of Reorganization Shares that the SC PIMCO Total Return Fund will receive on the Exchange Date. The foregoing is merely an example of what the SC PIMCO Total Return Fund would have received and distributed had the Reorganization been consummated on June 30, 2012 and the pro forma adjustments were reflected at that time to the respective funds, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

Combined MFS Research Bond Series after

Investment Grade Reorganization and

Total Return Reorganization:

	Sun Capital Investment Grade Bond Fund	SC PIMCO Total Return Fund	MFS Research Bond Series	Pro Forma Adjustments(a)	Pro Forma Combined Portfolio
Net assets
Initial Class	$310,272,830	$322,193,268	$377,412,074	$(339,908)	$1,009,538,264
Service Class	$186,513,639	$749,792,524	$542,593,130	$(428,092)	$1,478,471,201
Total	$496,786,469	$1,071,985,792	$920,005,204	$(768,000)	$2,488,009,465

Shares outstanding
Initial Class	31,786,422	27,422,371	28,027,883	46,930,397	74,958,280
Service Class	18,969,217	63,826,233	40,838,758	70,422,559	111,261,317
Total	50,755,639	91,248,604	68,866,641	117,352,956	186,219,597

Net asset value per share
Initial Class	$9.76	$11.75	$13.47	—	$13.47
Service Class	$9.83	$11.75	$13.29	—	$13.29

(a)	Pro Forma Adjustments include the estimated one-time fees and expenses incurred by the Funds (including the costs associated with repositioning of the Acquired Fund’s portfolio and the fees and expenses incurred by the Acquiring Fund in connection with the Reorganization) as described in the section entitled “Overview-Additional Information.”

If both the Investment Grade Bond Reorganization and the Total Return Bond Reorganization had taken place on June 30, 2012, the Sun Capital Investment Grade Bond Fund would have received 23,019,755 and 14,025,235 Initial Class shares and Service Class shares, respectively, and the SC PIMCO Total Return Fund would have received 23,910,642 and 56,397,324 Initial Class shares and Service Class shares, respectively, of the MFS Research Bond Series, which would be available for distribution to its shareholders. No assurances can be given as to the number of Reorganization Shares that the Sun Capital Investment Grade Bond Fund and SC PIMCO Total Return Fund will receive on the Exchange Date. The foregoing is merely an example of what the Sun Capital Investment Grade Bond Fund and SC PIMCO Total Return Fund would have received and distributed had the Reorganization been consummated on June 30, 2012 and the pro forma adjustments were reflected at that time to the respective funds, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

Growth & Income Reorganization:

	SC Lord Abbett Growth & Income Fund	MFS Value Series	Pro Forma Adjustments(a)	Pro Forma Combined Portfolio
Net assets
Initial Class	$420,522,208	$353,305,278	$(274,603)	$773,552,883
Service Class	$14,909,599	$900,249,284	$(32,397)	$915,126,486
Total	$435,431,807	$1,253,554,562	$(307,000)	$1,688,679,369

Shares outstanding
Initial Class	62,045,166	25,804,130	30,698,073	56,502,203
Service Class	2,212,850	66,601,252	1,102,085	67,703,337
Total	64,258,016	92,405,382	31,800,158	124,205,540

Net asset value per share
Initial Class	$6.78	$13.69	—	$13.69
Service Class	$6.74	$13.52	—	$13.52

(a)	Pro Forma Adjustments include the estimated one-time fees and expenses incurred by the Funds (including the costs associated with repositioning of the Acquired Fund’s portfolio and the fees and expenses incurred by the Acquiring Fund in connection with the Reorganization) as described in the section entitled “Overview-Additional Information.”

If the Reorganization had taken place on June 30, 2012, the SC Lord Abbett Growth & Income Fund would have received 30,698,073 and 1,102,085 Initial Class shares and Service Class shares, respectively, of the MFS Value Series, which would be available for distribution to its shareholders. No assurances can be given as to the number of Reorganization Shares that the SC Lord Abbett Growth & Income Fund will receive on the Exchange Date. The foregoing is merely an example of what the SC Lord Abbett Growth & Income Fund would have received and distributed had the Reorganization been consummated on June 30, 2012 and the pro forma adjustments were reflected at that time to the respective funds, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

High Yield Reorganization:

	SC PIMCO High Yield Fund	MFS High Yield Portfolio	Pro Forma Adjustments(a)	Pro Forma Combined Portfolio
Net assets
Initial Class	$136,503,616	$143,165,307	$(94,659)	$279,574,264
Service Class	$31,904,547	$76,042,492	$(28,341)	$107,918,698
Total	$168,408,163	$219,207,799	$(123,000)	$387,492,962

Shares outstanding
Initial Class	14,279,474	23,731,887	22,625,183	46,357,070
Service Class	3,337,257	12,746,683	5,341,257	18,087,940
Total	17,616,731	36,478,570	27,966,440	64,445,010

Net asset value per share
Initial Class	$9.56	$6.03	—	$6.03
Service Class	$9.56	$5.97	—	$5.97

(a)	Pro Forma Adjustments include the estimated one-time fees and expenses incurred by the Funds (including the costs associated with repositioning of the Acquired Fund’s portfolio and the fees and expenses incurred by the Acquiring Fund in connection with the Reorganization) as described in the section entitled “Overview-Additional Information.”

If the Reorganization had taken place on June 30, 2012, the SC PIMCO High Yield Fund would have received 22,625,183 and 5,341,257 Initial Class shares and Service Class shares, respectively, of the MFS High Yield Portfolio, which would be available for distribution to its shareholders. No assurances can be given as to the number of Reorganization Shares that the SC PIMCO High Yield Fund will receive on the Exchange Date. The foregoing is merely an example of what the SC PIMCO High Yield Fund would have received and distributed had the Reorganization been consummated on June 30, 2012 and the pro forma adjustments were reflected at that time to the respective funds, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

Financial Statements. The audited financial statements of MFS VIT, MFS VIT II and Sun Capital Trust, included in their Annual Reports to Shareholders for the fiscal year ended December 31, 2011, and the unaudited financial statements of MFS VIT, MFS VIT II and Sun Capital Trust, included in their Semi-Annual Reports to Shareholders for the period ended June 30, 2012, have been incorporated by reference into the SAI insofar as they relate to the Acquiring and Acquired Funds. The financial highlights of the Acquiring Funds and the Acquired Funds as of December 31, 2011 (audited) and June 30, 2012 (unaudited) are included in Exhibit C to this Joint Prospectus/Proxy Statement.

MFS VIT, MFS VIT II and Sun Capital Trust will each furnish, without charge, a copy of its Annual Report(s) for the fiscal year ended December 31, 2011 and Semi-Annual Report(s) for the period ended June 30, 2012, to any shareholder or contract owner upon request. To obtain a report for Sun Capital Trust, please contact Sun Capital Advisers Trust, either by mailing One Sun Life Executive Park, Wellesley Hills, MA 02481 or by calling [phone number]. To obtain a report for MFS VIT or MFS VIT II, please contact [MFS Service Center, Inc., either by mailing P.O. Box 55824, Boston, Massachusetts 02205-5824 or by calling 1-800-225-2606.]

The financial statements of the Acquired Funds and the Acquiring Funds for the fiscal year ended December 31, 2011, have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, [and have been incorporated by reference into the SAI in reliance on its reports given on its authority as an expert in auditing and accounting.]

Unaudited pro forma financial information for each Reorganization and for the combined effect of the Investment Grade and Total Return Reorganizations as of June 30, 2012 is included in the SAI relating to the proposed Reorganizations. Because the Agreement provides that the Acquiring Funds will be the surviving Funds following the Reorganizations and because the Acquiring Funds’ investment objectives and policies will remain unchanged, the pro forma combined financial information reflects the transfer of the assets and liabilities of each Acquired Fund to the applicable Acquiring Fund as contemplated by the Agreement.

The Trustees of the Acquired Funds, including the Independent Trustees, unanimously recommend approval of the Agreement.

INVESTMENT MANAGEMENT

Investment Advisers. MFS is the investment adviser for each Acquiring Fund. MFS, located at 500 Boylston Street, Boston, Massachusetts, is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Subject to the supervision of the MFS Boards, MFS is responsible for managing each Acquiring Fund’s investments, executing transactions and providing related administrative services and facilities under investment advisory agreements between the Acquiring Funds and MFS. As of [    ], 2012, net assets under the management of MFS and its advisory subsidiaries were approximately $[    ] billion.

A discussion regarding the basis for the MFS VIT II Board’s approval of the investment advisory agreement for the MFS VIT II High Yield Portfolio is available in the Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2011. A discussion regarding the basis for the MFS VIT Board’s approval of the investment advisory agreement for the remaining Acquiring Funds is available in each such Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2011.

Sun Capital, located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, is the investment adviser for the Acquired Funds. Sun Capital provides the Acquired Funds with investment research and portfolio management services and manages various aspects of the Acquired Funds’ business affairs. For a number of the Acquired Funds, Sun Capital and Sun Capital Trust have engaged a subadviser to provide portfolio management services to the Fund, subject to the policies of the Sun Capital Trust Board and the oversight and supervision of Sun Capital. Sun Capital is an indirect, wholly-owned subsidiary of Sun Life Financial. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the New York, Toronto and Philippine stock exchanges. The Sun Life Financial group of companies provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom, and the Asia Pacific Region. Sun Capital has been providing investment advice and supervisory services to Sun Life Financial affiliates since 1997. As of [ ], 2012, Sun Capital had total assets under management of approximately $[    ] billion.

A discussion regarding the factors considered by the Trustees of the Sun Capital Trust Board in approving each Acquired Fund’s investment advisory agreement and subadvisory agreement is available in the Acquired Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2011.

MFS and Sun Capital are affiliated in that both are indirect subsidiaries of Sun Life Financial and thus under common control. Each operates independently of the other, however, including with regard to investment personnel and resources.

Investment Advisory Fees and Expenses. Information on the management fee schedules and fees paid during the fiscal year ended December 31, 2011 for each Fund can be found above under the Proposals for each individual Reorganization. Additional information on investment advisory fees and expenses for the Acquired Funds is set forth below.

With respect to the SC WMC Large Cap Growth Fund, SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund, SC Invesco Small Cap Growth Fund, Sun Capital Investment Grade Bond Fund, Sun Capital receives for its services a fee from each Fund equal on an annual basis to a percentage of the Fund’s average daily net assets.

With respect to the SC PIMCO Total Return Fund, SC Lord Abbett Growth & Income Fund and SC PIMCO High Yield Fund, Sun Capital is responsible for arranging all the services necessary for the Funds’ ordinary operations. Sun Capital acts as a liaison among the various service providers to the Funds and the Companies to which the Funds offer their shares. For its advisory services, administrative services and all other services necessary for the ordinary operations of each Fund, Sun Capital receives a unified management fee from each Fund equal on an annual basis to a percentage of the Fund’s average daily net assets. Out of that fee, Sun Capital pays for all of the ordinary expenses of managing and operating the Fund, which include custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services to the Sun Capital Trust. The unified fee does not include brokerage commissions and spreads, any Rule 12b-1 fees or other class expenses, fees and expenses of the Independent Trustees, Acquired Fund Fees and Expenses, taxes and extraordinary expenses.

For certain of the Acquired Funds, Sun Capital has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013. The expense limits do not apply to (i) taxes, (ii) brokerage commissions, (iii) other expenses that are capitalized under applicable accounting principles, (iv) compensation of the Sun Capital Trust’s Independent Trustees and expenses incurred in the performance of their duties, (v) legal fees and expenses of counsel to the Independent Trustees, (vi) premiums for liability insurance dedicated to the Independent Trustees, (vii) expenses related to the electronic preparation, delivery or use of materials for meetings of the Sun Capital Trust Board, (viii) expenses associated with obtaining data from third parties for the Independent Trustees’ use, (ix) any Acquired Fund Fees and Expenses that a fund may incur, or (x) any extraordinary expenses, as defined under accounting pronouncements and/or as are determined from time to time by the Independent Trustees to be extraordinary expenses. As a result, an Acquired Fund’s actual direct and indirect expenses may be higher than the expense limit shown below. To the extent that any Acquired Fund’s total expense ratio with respect to Initial Class or Service Class shares falls below its expense limit, Sun Capital reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years. Because any such reimbursement is contractually limited to the amount of the expense limit, and thus will occur only to the extent that the total expense ratio falls below the expense limit, in no event will any reimbursement to Sun Capital cause expenses of an Acquired Fund to exceed the expense limit.

Expense Limit for Acquired Fund Initial Class Shares

Fund	Expense Limit
SC Davis Venture Value Fund	0.90%
SC Invesco Small Cap Growth Fund	1.15%
SC WMC Blue Chip Mid Cap Fund	1.00%
SC WMC Large Cap Growth Fund	0.90%
Sun Capital Investment Grade Bond Fund	0.75%

Expense Limit for Acquired Fund Service Class Shares

Fund	Expense Limit
SC Davis Venture Value Fund	1.15%
SC Invesco Small Cap Growth Fund	1.40%
SC WMC Blue Chip Mid Cap Fund	1.25%
SC WMC Large Cap Growth Fund	1.15%
Sun Capital Investment Grade Bond Fund	1.00%

Currently, there are no expense limitations applicable to the SC PIMCO Total Return Fund, SC Lord Abbett Growth & Income Fund and SC PIMCO High Yield Fund.

To the extent that, during either of the succeeding two fiscal years, the total expense ratio of any Fund having an expense limitation falls below the expense limit previously in place, Sun Capital reserves the right to be reimbursed by such Fund for management fees waived, and fund expenses paid by it under the previous expense limitation. Any such reimbursement would be limited to the amount of the previous expense limit, and thus would occur only to the extent that the total expense ratio falls below the previous expense limit. In no event will any reimbursement to Sun Capital cause expenses of a fund to exceed the previous expense limit. If a Reorganization is consummated, Sun Capital has agreed to waive any such reimbursement rights with respect to management fees waived or expenses paid by it as to the relevant Acquired Fund.

Sun Capital employs an unaffiliated subadviser for each Acquired Fund (except the Sun Capital Investment Grade Bond Fund). Sun Capital pays a subadvisory fee to the subadviser. No Acquired Fund is responsible for paying a subadvisory fee directly.

Subadvisers. The Sun Capital Trust and Sun Capital have received an exemptive order from the SEC permitting Sun Capital, subject to the approval of the Sun Capital Trust Board, to select subadvisers to serve as portfolio managers of the Acquired Funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. Sun Capital has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser. Each subadviser discharges its responsibilities to the applicable Acquired Fund subject to the policies of the Sun Capital Trust Board and the oversight and supervision Sun Capital.

The following is a description of the subadvisers selected by Sun Capital to manage certain of the Acquired Funds:

About Davis Selected Advisers, L.P.

Davis Selected Advisers, L.P. (“Davis Advisors”), 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756, serves as the subadviser to the SC Davis Venture Value Fund. Davis Advisors is a professional investment management firm which provides investment services to mutual funds, employee benefit plans and other institutions and individuals. Davis Advisors is a limited partnership and Davis Investments, LLC, is its sole general partner. Christopher Davis is the sole member of the general partner. As of December 31, 2011, Davis Advisors had discretionary investment authority with respect to approximately $55 billion in client assets.

About Invesco Advisers, Inc.

Invesco Advisers, Inc. (“Invesco”), 1555 Peachtree St., NE, Atlanta, Georgia 30309, serves as subadviser to the SC Invesco Small Cap Growth Fund. Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. [As of December 31, 2011, Invesco Ltd. had assets under management of approximately $625.3 billion.]

About Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, New Jersey 07302, serves as the subadviser to the SC Lord Abbett Growth & Income Fund. Founded in 1929, Lord Abbett is an independent investment management firm with [assets under management of approximately $110.4 billion in 57 mutual fund portfolios and other advisory accounts, including $2.8 billion for which Lord Abbett provides investment models to managed account sponsors, as of December 31, 2011.]

About Pacific Investment Management Company LLC

Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as subadviser to the SC PIMCO High Yield Fund and SC PIMCO Total Return Fund. PIMCO is a Delaware limited liability company and is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE is the indirect majority owner of Allianz Asset Management with minority interests held by PIMCO Partners, LLC, a California limited liability company, and certain officers of PIMCO. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is wholly owned by Allianz SE. [As of December 31, 2011, PIMCO had approximately $1.36 trillion in assets under management.]

About Wellington Management Company, LLP

Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as the subadviser to the SC WMC Blue Chip Mid Cap Fund and SC WMC Large Cap Growth Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. [As of December 31, 2011, Wellington Management had investment management authority with respect to approximately $651 billion in assets.]

Portfolio Managers. Information about the portfolio managers of the Acquired Funds and Acquiring Funds is set forth below.

Acquired Funds:

Information regarding the portfolio manager(s) of the Acquired Funds is set forth below.

Fund	Fund Manager(s)	Manager since	Positions during past five years
SC Davis Venture Value Fund (Jointly managed)	Christopher C. Davis	2000	Chairman, Davis Advisors since 2001. Portfolio Manager for Davis Advisors since 1995.

	Kenneth C. Feinberg	2000	Portfolio Manager, Davis Advisors, since 1998.

SC Invesco Small Cap Growth Fund (Jointly managed)	Juliet Ellis (Lead Manager)	2008	Lead Portfolio Manager, Invesco, since 2004.

	Juan Hartsfield	2008	Portfolio Manager, Invesco, since 2004.

Fund	Fund Manager(s)	Manager since	Positions during past five years
	Clay Manley	2008	Portfolio Manager, Invesco, since 2008. Equity Analyst at Invesco (2002-2008).

SC Lord Abbett Growth & Income Fund	Robert P. Fetch	2010	Partner and Director of Domestic Equity Portfolio Management of Lord Abbett. Joined Lord Abbett in 1995.

SC WMC Blue Chip Mid Cap Fund	Philip W. Ruedi, CFA	2011	Senior Vice President and Equity Portfolio Manager of Wellington Management. Joined Wellington Management as an investment professional in 2004.

	Mark A. Whitaker, CFA	2012	Vice President and Equity Portfolio Manager of Wellington Management. Joined Wellington Management as an investment professional in 2004.

SC WMC Large Cap Growth Fund	Paul E. Marrkand, CFA	2008	Senior Vice President and Equity Portfolio Manager of Wellington Management. Joined Wellington Management as an investment professional in 2005.

Sun Capital Investment Grade Bond Fund	Jill A. Fields	2011	Senior Managing Director, Head of U.S. Public Fixed Income, Sun Capital Advisers LLC, since 2011. Prior to that, Managing Director, Head of Institutional High Yield at Babson Capital Management from 1997 to 2011.

SC PIMCO High Yield Fund	Andrew Jessop	2010	Executive Vice President and Portfolio Manager of PIMCO since 2009. Prior to that, he was Managing Director, Portfolio Manager and Co-Head of the high yield group at Goldman Sachs Asset Management, L.P. (1997-2009).

SC PIMCO Total Return Fund	William H. Gross	2008	Managing Director, Co-CIO and founding partner of PIMCO. Joined PIMCO in 1971.

The Sun Capital SAI provides additional information about the fund managers’ compensation, other accounts managed by the fund managers and the fund managers’ ownership of shares of the fund(s) they manage that are offered through variable annuities or variable life insurance products.

Acquiring Funds:

Information regarding the portfolio manager(s) of the Acquiring Funds is set forth below.

Fund	Fund Manager(s)	Primary Role	Positions during past five years

MFS Growth Series	Eric B. Fischman	Portfolio Manager	Employed in the investment area of MFS since 2000

MFS Research Series	Joseph G. MacDougall	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2005

MFS Mid Cap Growth Series	Eric B. Fischman	Portfolio Manager	Employed in the investment area of MFS since 2000

	Paul J. Gordon	Portfolio Manager	Employed in the investment area of MFS since 2004

MFS New Discovery Series	Thomas H. Wetherald	Portfolio Manager	Employed in the investment area of MFS since 2002

MFS Research Bond Series	Joshua P. Marston	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 1999

	Robert D. Persons	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2000

	Jeffrey S. Wakelin	Portfolio Manager, General Oversight of a Team of Investment Professionals	Employed in the investment area of MFS since 2002

MFS Value Series	Nevin P. Chitkara	Portfolio Manager	Employed in the investment area of MFS since 1997

	Steven R. Gorham	Portfolio Manager	Employed in the investment area of MFS since 1992

MFS High Yield Portfolio	William J. Adams	Portfolio Manager	Employed in the investment area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005

	David P. Cole	Portfolio Manager	Employed in the investment area of MFS since 2004

Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the MFS VIT SAI and MFS VIT II SAI.

Fund Service Providers. The Funds employ the following additional service providers:

Acquired Funds

Principal Underwriter: Clarendon Insurance Agency, Inc.

Administrator, Transfer Agent and Custodian: State Street Bank and Trust Company

Acquiring Funds

Administrator: MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the Acquiring Funds and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor: MFS Fund Distributors, Inc. (“MFD”), a wholly owned subsidiary of MFS, is the distributor of shares of the Acquiring Funds.

Custodian: State Street Bank and Trust Company

Shareholder Servicing Agent: MFS Service Center, Inc. (“MFSC”), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of the Initial Class shares and Service Class Shares of the Acquiring Funds under a Shareholder Servicing Agent Agreement. For all of the Acquiring Funds other than the MFS High Yield Portfolio, MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for out-of-pocket expenses.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Portfolio Holdings. Each Board has adopted a policy governing the disclosure of the Funds’ portfolio holdings. More detailed information about these policies can be found in the SAI.

With respect to the Acquiring Funds, the following information is generally available on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT II” for the MFS High Yield Portfolio or “VIT” for the remaining Acquiring Funds, and then on the Fund’s name:

Information	Approximate Date of Posting to Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions. Note that an Acquiring Fund or MFS may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Taxation. Shares of each Acquired and Acquiring Fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts; Fund shares are not owned for U.S. federal income tax purposes by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning these contracts and receiving distributions or other payments relating to these contracts.

Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund has elected or intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets, and distribution of its income to shareholders. If a Fund meets these requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains it distributes to shareholders.

Each Fund also intends to comply with certain additional diversification requirements relating to the tax-deferred status of variable contracts issued by insurance company separate accounts. More specific information on these diversification requirements is contained in the prospectus for the variable contracts and in the SAI.

A Fund’s failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that Fund to be subject to current taxation of all income accrued on the contract for the current and all prior taxable years, unless the IRS permits correction of the failure, which cannot be assured.

Purchase, Redemption and Conversion Policies. Both the Acquired and Acquiring Funds issue their Initial and Service Class shares at their respective net asset values, without any sales charge. Neither the Acquired Funds’ nor the Acquiring Funds’ shares are subject to any initial or continuing minimum investment, although such minimums may be imposed in the contract. For details on how to purchase, exchange, redeem or convert shares of the Acquiring Fund, see below. As noted above, holders of Initial and Service Class shares of the Acquired Fund will receive Initial and Service Class shares, respectively, of the Acquiring Fund. Below is a comparison of the purchase, redemption, and exchange policies and procedures between the share classes of the Funds.

	Acquired Funds	Acquiring Funds
Purchases	Variable contract owners do not buy or redeem shares directly from the funds. All purchases and redemptions of fund shares under variable contracts are made through insurance company separate accounts that are the record owners of the shares.	All purchases, redemptions, and exchanges of shares are made through insurance company separate accounts, qualified retirement and pension plans, and other eligible investors that are the record owner of the shares. Contract holders, plan beneficiaries, and other investors seeking to purchase, redeem, or exchange interests in the fund’s shares should consult with the insurance company, plan sponsor or other eligible investor through which their investment in the fund is made.

	Insurance company separate accounts that accept purchase and redemption orders from contract owners before the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m.) will receive that day’s NAV	Insurance companies, plan sponsors, and other eligible investors are the designees of the trust for receipt of purchase, exchange, and redemption orders from contract holders and plan beneficiaries. An order submitted to the fund’s designee by

(which will be calculated as of the close of regular
trading on the Exchange), provided that the
insurance company transmits the orders to the fund
prior to the opening of trading on the Exchange on
the next business day. If the fund receives an order
from an insurance company after the Exchange
opens, that order will receive the next calculated
NAV. Variable contract owners should refer to the
prospectus for their variable contracts for more
information about fund transactions under those
variable contracts.	the valuation time will receive the net asset value
next calculated, provided that the trust receives
notice of the order generally by 11:00 a.m., Eastern
time, on the next day on which the New York
Stock Exchange (the “NYSE”) is open for trading.

	Each fund may suspend the offer of its shares and reserves the right to reject any specific purchase order.	The fund may reject for any reason any purchase orders.

	A fund may refuse a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund.	The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity.

	Acquired Funds	Acquiring Funds
Redemptions

See “Purchases.”

Each fund redeems its shares on any business day. Normally, a fund forwards redemption proceeds by bank wire on the next business day after redemption instructions are received. Under unusual circumstances, a fund may suspend redemptions or postpone payment for up to seven (7) days or, as permitted by federal securities laws, longer.

Redemptions in Kind. Although the funds do not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities as prescribed by procedures adopted by the trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would normally be incurred. The fund will value securities for the purpose of making a redemption payment at the same value applied to such securities in determining the relevant fund’s NAV.

See “Purchases.”

	Acquired Funds	Acquiring Funds
Exchanges	See “Purchases” and “Redemptions.”	An exchange involves the redemption of shares of one fund and the purchase of shares of another fund. You can exchange shares of your fund for shares of the same class of another fund at net asset value if shares of that fund are available for purchase by the insurance company separate account, plan, or other eligible investor through which your investment in the fund is made. See the prospectus or other materials for the investment vehicle through which your investment in the fund is made for a further discussion of the exchange privilege. You should read the prospectus of the fund into which you are exchanging and consider the differences in objectives, policies, and risks before making any exchange.

	The Trust’s board of trustees has adopted policies and procedures with respect to excessive and short-term trading of shares by variable contract owners. The funds discourage excessive and short-term trading, which can disrupt portfolio management strategies and increase fund operating expenses. For each fund that sells its shares to insurance company separate accounts, the fund’s ability to monitor trading activity by variable contract owners is limited and, therefore, trading patterns representing excessive trading practices by contract owners may not be detected by the funds. However, the funds have entered into an information sharing agreement with each insurance company, which requires the insurance company to provide certain information regarding contract owner trading activity. The funds’ policies provide that a fund may reject a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund or otherwise represents excessive or short-term trading. If the Trust determines that purchase and redemption activity in a fund indicate potential excessive trading activity, the Trust will communicate with the relevant insurance companies to determine, on a case-by-case basis, whether action is necessary, such as rejecting purchase orders from certain contract owners. These measures may not be applied uniformly but will be	The MFS funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each MFS fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ net asset values at the conclusion of the delay period.

imposed as the Trust and the relevant insurance company consider appropriate. Different insurance companies or different products offered by the same insurance company may have different policies regarding excessive trading. To the extent that such policies are not uniform, or are not applied uniformly, the funds and the contract owners bear the risk that excessive trading by some contract owners may not be curtailed. In addition, the terms of a particular insurance contract may also limit the insurance company’s ability to address excessive trading. For specific information about the purchase, redemption and transfer limitation policies that apply to a particular variable annuity or variable life insurance contract, contract owners should review the separate account prospectus prepared by the insurance company for their contracts.

The Trust’s reliance on data provided pursuant to any information sharing agreement and on insurance companies to detect and curtail excessive trading activity presents the risk that some contract owners may engage in this activity and that other contract owners will be adversely affected by it. To the extent that a fund is unable to detect or curtail excessive and short-term trading, such trading may interfere with efficient management of the fund’s portfolio, and may require the fund to take other steps, such as maintaining cash balances, using its line of credit and effecting portfolio transactions, in each case, to a greater degree than it otherwise would. These activities could increase the fund’s operating costs and decrease its investment performance.

Distribution and Service Fees. Each Fund has adopted a plan under Rule 12b-1 with respect to its Service Class shares that allows the Fund to pay distribution and service fees for the sale, distribution and servicing of its shares. These distribution and/or service fees equal on an annual basis up to 0.25% of average daily net assets of the class. Because these fees are paid out of the Fund’s Service Class assets on an ongoing basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges. Agreements related to a plan may be terminated with respect to the Fund on 60 days’ written notice, without payment of any penalty, by a vote of the majority of the Independent Trustees, by a vote of a majority of the outstanding Service Class Shares of the Fund, or by any other party to the agreement.

Other Fund Policies. Shareholders of the Acquired and Acquiring Funds are also subject to policies regarding Financial Intermediary Compensation, Disruptive, Excessive and/or Short-Term Trading, Valuation of Shares and Dividends and Distributions. These policies are compared below.

	Acquired Funds	Acquiring Funds
Financial Intermediary Compensation	Each Fund is only available as an underlying investment for variable annuity and variable life insurance contracts. A Fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services. These payments may be a factor that the insurance company considers in including a Fund as an underlying investment option in the variable contract. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the Fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

Insurance companies, plan sponsors, and other eligible investors to whom shares of the Fund are offered (collectively, together with their affiliates, “Financial Intermediaries”) receive various forms of compensation in connection with the sale of shares of the Fund and/or the servicing of accounts. Financial Intermediaries may receive such compensation (i) in the form of ongoing asset-based compensation paid by MFD based on Distribution Plan distribution and service payments received by MFD from the Fund (as described above under “Additional Information About the Funds--Distribution and Service Fees”), and (ii) in the form of payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, “MFD”) from MFD’s own additional resources.

In addition, Financial Intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the Funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services and/or processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus. MFD compensates Financial Intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the Financial Intermediary, the level of assets attributable to and/or sales by the Financial Intermediary, and the quality of the overall relationship with the Financial Intermediary.

The types of payments described above are not exclusive and such payments can be significant to the Financial Intermediary. In addition, the compensation that Financial

	Acquired Funds	Acquiring Funds

Intermediaries receive may vary by class of shares
sold and among Financial Intermediaries.
Depending upon the arrangements in place at any
particular time, Financial Intermediaries may have
a financial incentive to recommend a particular
insurance contract that makes the Fund available
or a particular Fund or share class.

You can find further details in the SAI about the
payments made by MFD and the services provided
by Financial Intermediaries. Financial
Intermediaries may charge you additional fees
and/or commissions other than those disclosed in
this prospectus. You can ask your Financial
Intermediary for information about any payments
it receives from MFD and any services it provides,
as well as about any fees and/or commissions it
charges. Financial Intermediaries that market the
Funds may also act as, or be affiliated with, a
broker/dealer in connection with a Fund’s
purchase or sale of portfolio securities. However,
each Fund and MFS do not consider Financial
Intermediaries’ purchases of shares of the Fund as
a factor when choosing brokers/dealers to effect
portfolio transactions for the Fund.

Disruptive, Excessive and/or Short-Term Trading	The Sun Capital Trust Board has adopted policies and procedures with respect to excessive and short-term trading of shares by Contract Holders. The Funds discourage excessive and short-term trading, which can disrupt portfolio management strategies and increase Fund operating expenses. Each Fund’s ability to monitor trading activity by Contract Holders is limited and, therefore, trading patterns representing excessive trading practices by contract owners may not be detected by the Funds. However, the Funds have entered into an information sharing agreement with each insurance company, which requires the insurance company to provide certain information regarding contract owner trading activity. The Funds’ policies provide that a Fund may reject a purchase order if, in the adviser’s opinion, the order is

Purchase and Exchange Limitation Policies. The Funds reserve the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions believed to represent frequent or other disruptive trading activity. In the event that MFSC rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each Fund reserves the right to delay for one business day the processing of exchange requests in the event that, in MFSC’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the Funds’ net asset values at the conclusion of the delay period.

Disruptive Trading Risks. To the extent that the Funds or their agents are unable to curtail disruptive trading practices in a Fund (e.g., frequent trading) or to the

Acquired Funds	Acquiring Funds

of a size that would disrupt the management of the Fund or otherwise represents excessive or short-term trading. If the Trust determines that purchase and redemption activity in a Fund indicate potential excessive trading activity, the Trust will communicate with the Companies to determine, on a case-by-case basis, whether action is necessary, such as rejecting purchase orders from certain contract owners. These measures may not be applied uniformly but will be imposed as the Sun Capital Trust and the relevant insurance company consider appropriate. Different insurance companies or different products offered by the same insurance company may have different policies regarding excessive trading. To the extent that such policies are not uniform, or are not applied uniformly, the Funds and the contract owners bear the risk that excessive trading by some contract owners may not be curtailed. In addition, the terms of a particular insurance contract may also limit the Company’s ability to address excessive trading. For specific information about the purchase, redemption and transfer limitation policies that apply to a particular variable annuity or variable life insurance contract, contract owners should review the separate account prospectus prepared by the insurance company for their contracts.

The Trust’s reliance on data provided pursuant to any information sharing agreement and on insurance companies to detect and curtail excessive trading activity presents the risk that some contract owners may engage in this activity and that other contract owners will be adversely affected by it. To the extent that a Fund is unable to detect or curtail excessive and short-term trading, such trading may interfere with efficient management of the Fund’s portfolio, and may require the Fund to take other steps, such as maintaining cash balances, using its line of credit and effecting portfolio transactions, in each case, to a greater degree than it otherwise would. These activities could increase the Fund’s operating costs and decrease its investment performance.

extent there are large or frequent redemptions in a Fund, these purchases and/or redemptions can interfere with the efficient management of the Fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the Fund’s performance.

In addition, to the extent that a Fund invests in foreign securities, the interests of long-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the Fund determines its net asset value. A Fund’s use of fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the Fund’s fair valuation policies and procedures will prevent dilution of the Fund’s net asset value by short-term traders.

To the extent that a Fund invests in securities that trade infrequently or are difficult to value, such as the securities of smaller companies, high yield debt instruments, and floating rate loans, the interests of long-term shareholders may be diluted as a result of price arbitrage, a short-term trading strategy that seeks to exploit perceived pricing inefficiencies in the Fund’s investments. Such short-term trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than Funds that invest in more frequently traded or liquid securities, in part because the Fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Insurance Contract or other Investment Vehicle Requirements and Limitations. In addition, the terms of a particular insurance contract, plan or other eligible investment vehicle may also limit the ability of the insurance company, plan or other investor to prohibit transactions that

Acquired Funds	Acquiring Funds
Small cap securities, high yield securities (junk bonds) and foreign securities may not trade every day or may not trade frequently through a trading day. To the extent that a Fund invests in small cap securities, below investment grade, high yield securities, and/or foreign securities, these Funds may be more susceptible to a short-term trading strategy reflecting an investor’s belief that the values of the Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities.

MFSC might consider to be disruptive trading. Please refer to your insurance company contract, plan or other material for the investment vehicle through which your investment in the Fund is made regarding any restrictions on trading.

Frequent Trading. Each Fund is not intended to serve as a vehicle for frequent trading. The MFS Boards have adopted the purchase and exchange limitation policy described above, which it believes is reasonably designed to discourage frequent Fund share transactions. MFSC seeks to monitor and enforce these policies, subject to oversight by the MFS Boards. The Fund may alter its policies at any time without notice to shareholders.

Financial intermediaries are required to reject any purchase or exchange orders in the Fund if they believe the orders represent frequent trading activity unless they notify MFSC or an affiliate in writing that they do not monitor for frequent trading (“Waived Financial Intermediaries”). With respect to Waived Financial Intermediaries, MFSC will take action reasonably designed to discourage frequent trading that is not in the best interests of the Fund by the customers of such financial intermediary, including requesting underlying shareholder account data more frequently than from other financial intermediaries.

Certain financial intermediaries may use procedures to restrict frequent trading by their customers who invest in the Fund while others may not employ any procedures to restrict frequent trading. Such procedures, if any, may be less restrictive than the Fund’s purchase and exchange limitation policies, may permit transactions not permitted by the Fund’s purchase and exchange limitation policies, and/or may prohibit transactions not subject to the Fund’s purchase and exchange limitation policies.

There is no assurance that MFSC will be able to detect or prevent frequent trading. Shareholders seeking to engage in frequent trading practices may deploy a variety of strategies to avoid detection, and MFSC is generally not able to identify trading by a particular underlying shareholder within an omnibus account,

Acquired Funds	Acquiring Funds

which makes it difficult or impossible to determine if a particular underlying shareholder is engaged in frequent trading. Omnibus accounts, in which shares are held in the name of a financial intermediary on behalf of multiple underlying shareholders, are a common form of holding shares among insurance companies offering insurance products and retirement plans.

MFSC reviews trading activity to detect trading activity that may be indicative of frequent trading based on its internal parameters for detecting frequent trading, including reviewing transactions that exceed a certain dollar amount, transactions involving similar dollar amounts, or transactions that occur close in time to other transactions in the same account or in multiple accounts that are under common ownership or influence. Any or all of these parameters (including those not listed) may change at any time. If MFSC detects suspicious trading activity at the omnibus account level, it will contact the financial intermediary to request underlying shareholder level activity to determine whether there is underlying shareholder level frequent trading. However, the underlying shareholder data received may not reflect information about the ultimate underlying shareholders because there may be multiple layers of omnibus accounts. If frequent trading is identified, MFSC will take appropriate action, such as requesting the financial intermediary to prohibit purchases into the account by the underlying shareholder, requiring purchases by the underlying shareholder to be submitted only by mail, or prohibiting purchases from the financial intermediary.

MFSC’s ability to monitor and deter frequent trading in omnibus accounts depends on, among other factors, the frequency with which MFSC requests underlying shareholder account data from omnibus accounts. MFSC expects to request underlying shareholder data based on its assessment of the likelihood of frequent trading by underlying shareholders, among other factors. MFSC expects to request underlying shareholder data from Waived Financial Intermediaries more frequently than from other financial intermediaries. There is no assurance that MFSC will request data with sufficient frequency to detect or prevent frequent trading in omnibus accounts effectively.

	Acquired Funds	Acquiring Funds
Valuation of Shares

Each Fund calculates its NAV once daily as of the close of regular trading on the Exchange (generally at 4:00 p.m., Eastern time) on each day the Exchange is open. If the Exchange closes early, the Funds will accelerate the determination of NAV to the closing time. NAV per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class.

Each Fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. On any day an international market is closed and the Exchange is open, a Fund will normally value its foreign securities, if any, at the prior day’s close with the current day’s exchange rate. Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when the Fund does not sell or redeem its shares. A Fund may value securities at fair value when market quotations are not readily available or the adviser believes that available market quotations do not reasonably represent the securities’ actual value. Fair value is determined by the Fund in good faith according to procedures adopted by the board of trustees. A Fund that uses fair value to price securities may value those securities higher or lower than another Fund that uses market quotations to price the same securities.

On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change when you will not be able to purchase or redeem shares.

To determine net asset value, a Fund’s investments for which reliable market quotations are readily available are valued at market value.

Certain short term debt instruments are valued at amortized cost.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of a Fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees.

Under each Fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

Acquired Funds	Acquiring Funds
In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the Fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the Fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the Fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating a Fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine a Fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the Fund determines its net asset value per share.

	Acquired Funds	Acquiring Funds
Dividends and Distributions	Each Fund intends to distribute all or substantially all of its net realized capital gains, if any, and net investment income for each taxable year. Sun Capital Investment Grade Bond Fund, SC PIMCO High Yield Fund and SC PIMCO Total Return Fund declare dividends from net investment income daily and pay dividends monthly. All other Funds declare and pay dividends from net investment income at least annually. Each Fund distributes its net realized capital gains, if any, at least annually. The Funds expect that an insurance company holding shares on behalf of a contract owner will elect to reinvest dividends and capital gains in additional shares of the Fund that paid them. Shares purchased become entitled to dividends as of the first business day following the date of investment.

Each Fund intends to declare and pay a dividend to shareholders at least annually.

Any capital gains are distributed at least annually.

Dividends and capital gain distributions will automatically be reinvested in additional shares of the Fund.

Potential Conflicts. The interests of contract holders could conflict due to differences of tax treatment and other considerations. Sun Capital Trust, MFS VIT and MFS VIT II currently do not foresee any material irreconcilable conflicts arising from the fact that the Funds may offer their shares to different separate accounts. Nevertheless, the Sun Capital Trust, MFS VIT and MFS VIT II Boards will monitor events to seek to identify any material irreconcilable conflicts which may arise with regard to the respective Funds, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more Funds and shares of another Fund may be substituted. This might force such a Fund to sell securities at disadvantageous prices. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the Fund’s shareholders.

Other Information about the Acquiring Funds

Anti-Money Laundering Restrictions. Federal law requires each Acquiring Fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity. Each fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.

Reservation of Other Rights. In addition to the rights expressly stated elsewhere in each Acquiring Fund’s prospectus, subject to applicable rules, laws and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

MFS has agreed in writing to bear the MFS Research Bond Series’ expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.70% of the fund’s average daily net assets annually for Initial Class shares and 0.95% of the fund’s average daily net assets annually for Service Class shares until April 30, 2013.

MFS has agreed in writing to reduce its management fee to 0.60% of the MFS Value Series’ average daily net assets annually in excess of $2.5 billion. This written agreement will remain in effect until modified by the MFS Value Series’ Board of Trustees, but such agreement will continue until at least April 30, 2014. In addition, MFS has agreed in writing to bear the MFS Value Series’ expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.90% of the fund’s average daily net assets annually for Initial Class shares and 1.15% of the MFS Value Series’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the MFS Value Series’ Board of Trustees, but such agreement will continue until at least April 30, 2014.

If the Reorganization of the PIMCO High Yield Fund is consummated, MFS will agree in writing to limit the MFS High Yield Portfolio’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Net Annual Fund Operating Expenses” do not exceed 0.75% and 1.00% of the average daily net assets annually for Initial Class and Service Class shares, respectively. This written agreement will continue until modified by the MFS High Yield Portfolio’s Board of Trustees, but such agreement will continue until at least December 31, 2014.

The annual fund operating expenses shown in “Fees and Expenses” for each Acquiring Fund are based on annualized expenses reported during the Acquiring Fund’s most recently completed fiscal year expressed as a percentage of the fund’s average net assets during the period. The Acquiring Fund’s annual operating expenses have not been adjusted to reflect the Acquiring Fund’s current asset size. In general, an Acquiring Fund’s annual operating expenses, expressed as a percentage of the Fund’s assets, increase as the Fund’s assets decrease. The Fund’s annual operating expenses will likely vary from year to year.

Performance Information

All Acquiring Fund performance information reflects any applicable fee and expense waivers in effect during the periods shown; without these, the performance would have been lower.

From time to time, an Acquiring Fund may receive proceeds from litigation settlements, without which performance would be lower.

More About the Acquired Funds’ Investments.

The following provides additional information about the characteristics of securities and investment strategies that an Acquired Fund may use to a significant degree. This includes both principal investments already discussed and non-principal investments that are nevertheless significant enough to be included in the prospectus and indicates the additional information applicable to each Fund.

Equity securities—Equity securities include common stocks, trust shares, and preferred stocks and debt securities convertible into stock and warrants. Convertible debt securities and convertible preferred stocks entitle the holder to acquire the issuer’s common stock by exchange or purchase at a predetermined rate. Convertible debt securities and convertible preferred stocks are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Market capitalization range—A Fund that intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by such Fund’s key investment strategy may, nonetheless, maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range. Securities of small and mid capitalization companies may present greater risks than securities of larger, more established companies. Small and mid capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices.

American Depositary Receipts—American Depositary Receipts (“ADRs”) are U.S. dollar denominated securities representing an interest in foreign securities. ADRs evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.

Economic and Market Events—Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. For example, regional economic or political instability, political unrest and natural disasters may impact issuers across various countries, regions and markets. The severity or duration of such conditions may be affected by policy changes made by governments or quasi-governmental organizations. Economic and market events may not have the same impact on all types of securities and a Fund’s investments could underperform other types of investments.

Multinational and foreign companies—Multinational companies are those companies that conduct their business operations and activities in more than one country. Foreign companies are those companies that conduct their business operations and activities outside of the United States. Due to investments in multinational or foreign companies, a Fund may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. In the event of nationalization, expropriation or confiscation, a Fund could lose its entire investment in foreign securities.

Some foreign securities are listed on a U.S. stock exchange or quoted market such as the New York Stock Exchange, American Stock Exchange, or National Association of Securities Dealers Automated Quotation. Unless otherwise noted, a Fund may invest up to 10% of its total assets in equity and debt securities that are denominated in foreign currencies.

Fixed income instruments—Fixed income instruments include U.S. government securities, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; covered debt securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. These securities may have many types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment-in-kind, and auction rate features. Fixed income securities may be of any maturity or duration.

Covered debt securities are bonds collateralized by a segregated pool of assets (e.g., mortgages, public sector loans), which offer dual recourse to both the issuer and the underlying collateral pool.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates (i.e., current or non-inflation adjusted interest rates) and the rate of inflation, and generally are equal to the nominal interest rate less the current rate of inflation.

Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. When real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in a Fund’s gross income. Due to original issue discount, a Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Credit quality—Securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating, or are unrated securities that the investment adviser or subadviser believes are of comparable quality. If a security receives different ratings from multiple rating organizations, a Fund may treat the security as being rated the highest rating received. A Fund may choose not to sell securities that are downgraded, after their purchase, below the Fund’s minimum acceptable credit rating.

U.S. government securities—U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities, or sponsored enterprises. U.S. government securities may be supported by: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include U.S. Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of the stripped U.S. government securities are traded independently. U.S. government securities may also include U.S. Treasury inflation-protected securities, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. U.S. government securities are denominated in U.S. dollars.

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. In the case of U.S. Treasury inflation-indexed bonds, repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed. For inflation-indexed bonds that do not provide a guarantee similar to that of U.S. Treasury inflation-indexed bonds, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-related securities—Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by the payables from, mortgage loans secured by real property. Mortgage-related securities include: mortgage pass-through securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities and mortgage dollar rolls.

Stripped mortgage-backed securities are structured derivative instruments representing an interest in a multi-class pool of mortgage-backed securities. A Fund may use mortgage dollar rolls to finance the purchase of additional investments. In a dollar roll, a Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar securities on a future date. Dollar rolls expose a Fund to the risk that it will lose money if the additional investments do not produce enough income to cover the Fund’s dollar roll obligations.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Mortgage-related securities are especially sensitive to prepayment and extension risk.

A Fund may invest in mortgage-related securities the value and liquidity of which may be adversely affected by the downturn in the subprime mortgage lending market in the U.S. Subprime loans, which have higher interest rates than other loans, are made to borrowers with low credit ratings or other factors that increase the risk of default.

Concerns about widespread defaults on subprime loans have also created heightened volatility and turmoil in the general credit markets. As a result, a Fund’s investments in mortgage-related securities having sub-prime exposure may decline in value, their market value may be more difficult to determine, and the Fund may have more difficulty disposing of them.

Emerging markets—Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

Yankees—Yankees are foreign corporate debt securities, denominated in U.S. dollars and registered with the SEC for sale in the U.S.

High yield securities (junk bonds)—Unless otherwise noted, a Fund will consider high yield securities (junk bonds) to be those securities rated below investment grade but rated at least Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. Those Funds permitting investment in securities rated below Caa by Moody’s (or equivalently rated by S&P or Fitch, or, if unrated, determined by the Fund’s subadviser to be of comparable quality) may experience the risks of investing in high yield securities to a greater extent, especially those associated with the illiquidity of high yield securities.

High yield securities involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

The market for high yield securities is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice, and high yield securities may be more difficult for a Fund to value accurately than higher rated securities. The market for high yield bonds could also be impacted by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Derivative contracts—Derivative contracts include futures and options on securities, securities indices, interest rates or currencies, or options on these futures. A derivative contract will obligate and/or entitle the Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index.

Unless otherwise indicated, a Fund subject to a policy that requires it to invest at least 80% of its net assets in a particular type of securities may use derivatives to represent those securities, subject to the Fund’s limitation on investments in derivatives. If a Fund does not either describe the use of derivatives or state a percentage limitation on the use of derivatives among its principal investments and strategies, the Fund’s use of derivatives is not expected to be significant enough to be considered a principal strategy.

Where investing in individual bonds and sectors may not necessarily enable a Fund to achieve its target duration or sector weighting, derivative contracts may be used to increase or decrease the Fund’s exposure to a particular issuer or sector, or to increase the Fund’s duration. Derivative contracts may also be used to manage interest rate risk associated with real estate and fixed income investments or to stay fully invested in stocks when a Fund has a significant cash position.

Currency swaps and other currency derivatives may be used to hedge against the risk that the currency in which a Fund’s foreign securities are denominated will decline in value against the U.S. dollar. However, a Fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the Fund’s foreign currency investments and its currency derivatives. As a result, such Fund might perform less well than a Fund that does not hedge against foreign currency risk.

Interest rate swaps may be used by a Fund to shift investment exposure from one type of payment obligation to another. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time.

Credit default swaps generally oblige a protection “buyer” to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. Credit default swaps involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

Even a small investment in derivative contracts can have a large impact on a Fund’s interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase Fund losses and reduce opportunities for gains when interest rates or securities prices are changing. A Fund may not fully benefit from or may lose money on derivatives if the adviser’s (or subadviser’s) expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the Fund’s other portfolio holdings. Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a Fund’s portfolio less liquid and harder to value, especially in declining markets.

Real estate companies—A Fund may invest in a variety of types of real estate companies, including REITs and other U.S. and foreign real estate companies. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests. An equity REIT invests most of its assets directly in U.S. or foreign real property, receives most of its income from rents and may also realize gains by selling appreciated property. A mortgage REIT invests most of its assets in real estate mortgages and earns most of its income from interest payments. A hybrid REIT combines the characteristics of both equity REITs and mortgage REITs. A real estate company is a company that earns at least 50% of its gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of related products and services include building supplies and mortgage servicing.

Many of the risks associated with investments in real estate companies are similar to those of direct ownership of real estate and the real estate industry in general. For example, real estate companies may be adversely affected by property tax increases, zoning law changes and other governmental actions, environmental liabilities, natural disasters, or increased operating costs. Real estate companies are also affected by general, national, regional and local economic conditions.

REITs are also subject to additional risks, such as:

•	A REIT may be unable to obtain financing to Fund income and gain distributions required by federal tax law.

•	A REIT may fail to qualify for the federal tax exemption for distributed income.

•	Changes in federal tax law may adversely affect REITs, for example, by limiting their permissible businesses or investments.

•

Fund shareholders indirectly bear a proportionate share of the advisory fees and other operating expenses of REITs in the Fund’s portfolio in addition to the advisory fees and other expenses of the Fund.

•

Many real estate-related issuers, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect the issuer’s operations and market value in periods of rising interest rates.

Similar risks may also apply to securities of entities similar to REITs formed under the laws of non-U.S. countries.

Some of the real estate companies in which a Fund may invest may be subject to exposure to subprime loans. See “Mortgage-related securities” above for a discussion of the risks of subprime loans.

Portfolio turnover—Although a Fund’s adviser or subadviser may not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund, a high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and which would detract from the Fund’s performance.

Borrowing—A Fund may borrow up to one-third of its total assets from banks or through reverse repurchase agreements. Borrowing could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Illiquid securities—A Fund may invest to a greater degree in securities that trade in lower volumes and may make investments that may be less liquid than other investments. Additionally, a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions.

Defensive investing—A Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. To the extent that a Fund might adopt a temporary defensive position, and over the course of its existence, the Fund may not meet its stated investment goal.

More About the Acquiring Funds’ Investments.

The following provides additional information about the characteristics of securities and investment strategies that an Acquiring Fund may use to a significant degree.

Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Derivatives: Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Derivatives often involve a counterparty to the transaction. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

Debt Instruments: Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.

Lower Quality Debt Instruments: Lower quality debt instruments, commonly referred to as “high yield securities” or “junk bonds,” are debt instruments of less than investment grade quality.

Corporate Bonds: Corporate bonds are debt instruments issued by corporations or similar entities.

U.S. Government Securities: U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of asset-backed securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Foreign Government Securities: Foreign government securities are debt instruments issued, guaranteed, or supported, as to the payment of principal and interest, by foreign governments, foreign government agencies, foreign semi-governmental entities or supranational entities, or debt instruments issued by entities organized and operated for the purpose of restructuring outstanding foreign government securities. Foreign government securities may not be supported as to the payment of principal and interest by the full faith and credit of the foreign government.

Asset-Backed Securities: Asset-backed securities include mortgage-backed securities and other securities that represent interests in assets or payment from assets, such as loans or receivables. Different asset-backed securities provide different rights with respect to the underlying assets or payments from those assets depending on the terms of the security. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. Certain asset-backed securities offer multiple classes that differ in terms of their priority to receive principal and/or interest payments under the terms of the security. Asset-backed securities typically involve a third party responsible for servicing the instrument and performing operational functions.

Municipal Instruments: Municipal instruments are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal instruments include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, municipal lease obligations, and prefunded or escrowed bonds. Municipal instruments may be fully or partially supported by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or assets, by the issuer’s pledge to make annual appropriations for lease payments, or by domestic or foreign entities providing credit support, such as letters of credit, guarantees, or insurance.

Inflation-Adjusted Debt Instruments: Inflation-adjusted debt instruments are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-adjusted debt instruments issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Other types of inflation-adjusted debt instruments may use other methods of adjusting for inflation, and other measures of inflation. Other issuers of inflation-adjusted debt instruments include U.S. Government agencies, instrumentalities and sponsored entities, corporations and foreign governments.

Floating Rate Loans: Floating rate loans are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually), based on a base lending rate such as the London Interbank Bank Offered Rate (LIBOR), plus a premium. Floating rate loans are typically structured and administered by a third party that acts as agent for the lenders participating in the floating rate loan. Floating rate loans can be acquired directly through the agent, by assignment from a third party holder of the loan, or as a participation interest in a third party holder’s portion of the loan. Senior floating rate loans are secured by specific collateral of the borrower, and are senior to most other securities of the borrower (e.g., common stocks or other debt instruments) in the event of bankruptcy. Floating rate loans can be subject to restrictions on resale and can be less liquid than other types of securities.

Active and Frequent Trading. MFS may engage in active and frequent trading in pursuing an Acquiring Fund’s principal investment strategies. Frequent trading increases transaction costs, which may reduce an Acquiring Fund’s return.

Temporary Defensive Strategy. In response to adverse market, economic, political, or other conditions, MFS may depart from the Acquiring Fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect an Acquiring Fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks. Information about investment strategies and investment types not described in the Prospectus and the risks associated with those investment strategies and investment types are described in the Statements of Additional Information of MFS VIT and MFS VIT II.

Please see the Appendix for a comparison of the fundamental investment restrictions applicable to the Acquired and Acquiring Funds.

Notice of Changes to Fund Policy

For any Fund that has adopted a policy under Rule 35d-1 under the 1940 Act of investing at least 80% of its net assets in a particular type of securities, the Fund will provide written notice to its shareholders at least 60 days prior to any change in the Fund’s 80% policy.

Certain additional information about the Acquired Funds’ investments and a table indicating the additional information applicable to each Acquired Fund is included in the Acquired Funds’ prospectuses, which are incorporated by reference into this Joint Prospectus/Proxy Statement. For a free copy of the Acquired Funds’ prospectuses, please contact Sun Capital Advisers Trust, either by mailing One Sun Life Executive Park, Wellesley Hills, MA 02481 or by calling [phone number].

VOTING INFORMATION

Required Vote. The transactions contemplated by the Agreement will be consummated as to each Reorganization only if approved by the affirmative vote of a “majority of the outstanding voting securities” of the Acquired Fund entitled to vote. Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting power of the securities present at the Meeting, or represented by proxy if the holders of more than 50% of the outstanding voting power of the securities are present or represented by proxy, or (b) more than 50% of the power of the outstanding voting securities. None of the Reorganizations is contingent upon the consummation of any other Reorganization.

In the event that an Agreement is not approved by an Acquired Fund’s shareholders and MFS is not approved as the adviser to the Fund pursuant to a separate proxy statement being provided to all Contract Holders and shareholders of the Sun Capital Trust, the Sun Capital Trust Board (as comprised at that time) will consider what actions are appropriate, including the possible appointment of an interim investment adviser (which may be MFS), retention of Sun Capital or other alternatives. In the event that an Agreement is not approved by an Acquired Fund’s shareholders, but MFS is approved as the adviser to the Fund pursuant to a separate proxy statement being provided to all Contract Holders and shareholders of the Sun Capital Trust, MFS and the Sun Capital Trust Board (as comprised at that time) will work together to determine a plan to manage any such Fund for an interim period in accordance with the policies they determine appropriate, until there is adequate time to take further action.

Record Date, Quorum, and Method of Tabulation. Shareholders of record of the Acquired Funds at the close of business on the Record Date, September 4, 2012, will be entitled to notice of and to vote at the Meeting or any adjournment thereof. The holders of a majority of the voting power of the shares of an Acquired Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. Each share of beneficial interest is entitled to one vote, with fractional shares entitled to a proportionate fractional vote, which will be counted. Because the Companies hold a majority of the voting power of the shares of the each of the Acquired Funds, their presence at the Meeting in person or by proxy will meet the quorum requirement for each Fund. Likewise, because the Companies will vote the Acquired Fund’s shares attributable to Contracts for which they do not receive voting instructions in the same proportion as the shares for which they do receive voting instructions, a small number of Contract Holders may determine the outcome of the vote.

Contract Holders are being asked to give their voting instructions on the proposal discussed in this Joint Prospectus/Proxy Statement. Please follow the directions on your voting instruction card, which accompanies this Joint Prospectus/Proxy Statement. Contract Holders are eligible to provide voting instructions for use at the Meeting if, at the close of business on September 4, 2012, they owned a Contract and some or all of the value of the Contract was allocated for investment in an Acquired Fund. The Companies, which are the record shareholders of each Acquired Fund, will vote each Fund’s shares attributable to a Contract Holder’s Contract in accordance with the voting instructions a Contract Holder provides on the voting instruction card if it is properly executed and returned in a timely manner. If a voting instruction card is signed and dated, but gives no voting instructions, shares will be voted “for” the proposal described in this Joint Prospectus/Proxy Statement. The Companies will vote the shares attributable to Contracts for which they do not receive a voting instruction card and shares the Companies own directly due to their contributions to or accumulations in the Separate Accounts in the same proportion as the shares for which they receive a voting instruction card. Because the Companies will vote each Acquired Fund’s shares attributable to Contracts for which they do not receive voting instructions in the same proportion as the shares for which they do receive voting instructions, a small number of Contract Holders may determine the outcome of the vote. Sun Capital will cause the relevant “funds of funds” advised by it to vote their shares of the Acquired Funds in proportion to those for which Sun Life (U.S.) and Sun Life (N.Y.) together receive timely instructions from persons entitled to give voting instructions.

Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Acquired Funds as the vote tabulators for the Meeting. The vote tabulators will count the total number of votes cast “for” approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The vote tabulators will count shares represented by proxies that are marked with an abstention as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. Thus, abstentions have the effect of a negative vote on the proposal.

The votes of the shareholders of the Acquiring Funds are not being solicited, because their approval or consent is not necessary for this transaction.

For information on share ownership and control persons of each of the Funds, please see Exhibit B attached hereto.

Solicitation of Proxies. The solicitation is being made primarily by the mailing of this Joint Prospectus/Proxy Statement and the accompanying proxy card or voting instruction form on or about [            ], 2012. In addition to soliciting proxies and voting instructions by mail, the Trustees of the Sun Capital Trust Board and employees of the Companies and their affiliates may solicit voting instructions in person or by telephone. Sun Capital Trust will reimburse the record holders of its shares for their expenses incurred in sending proxy materials to and obtaining or soliciting voting instructions from Contract Holders.

Revocation of Proxies. Proxies and voting instructions may be revoked at any time before the Meeting, by a written revocation received by the Secretary of the applicable Acquired Fund, by properly executing a later-dated proxy or voting instruction card, or by attending the Meeting and voting in person, or, in the case of Contract Holders, by providing voting instructions to the Companies at the Meeting.

Appraisal Rights. Shareholders will have no appraisal rights in connection with the Reorganizations.

Shareholder Proposals. The Acquired Funds do not hold annual shareholder meetings. If the Reorganizations are not approved, any shareholder who wishes to submit a proposal to be considered by an Acquired Fund at the next meeting of shareholders should send the proposal to such Fund, c/o [Sun Capital Advisers Trust, at One Sun Life Executive Park Wellesley Hills, MA 02481] so as to be received within a reasonable time before the Sun Capital Trust Board makes the solicitation relating to such meeting. The submission by a shareholder of a proposal for inclusion in the proxy materials does not guarantee that it will be included. Shareholder proposals are subject to certain requirements under the federal securities laws.

Adjournment. If either the necessary quorum to transact business is not present or sufficient votes in favor of the proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose adjournments of the Meeting to permit further solicitation of votes or voting instructions.

IT IS IMPORTANT THAT PROXIES AND VOTING INSTRUCTIONS

BE RETURNED PROMPTLY.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees.

Please advise the applicable Acquired Fund, in care of [Sun Capital Advisers Trust], whether other persons are beneficial owners of shares for which proxies are being solicited, and, if so, the number of copies of the Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the shares.

[            ], 2012

SC WMC LARGE CAP GROWTH FUND

SC DAVIS VENTURE VALUE FUND

SC WMC BLUE CHIP MID CAP FUND

SC INVESCO SMALL CAP GROWTH FUND

SUN CAPITAL INVESTMENT GRADE BOND FUND

SC PIMCO TOTAL RETURN FUND

SC LORD ABBETT GROWTH & INCOME FUND

SC PIMCO HIGH YIELD FUND, AND

each a series of SUN CAPITAL ADVISERS TRUST

One Sun Life Executive Park

Wellesley Hills, MA 02481

[phone number]

APPENDIX: COMPARISON OF SUN CAPITAL TRUST AND MFS VIT AND MFS VIT II

FUNDAMENTAL INVESTMENT RESTRICTIONS1

Below is a chart of fundamental investment restrictions applicable to the Acquired and Acquiring Funds.

	Sun Capital Advisers Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust II
Borrowing

2. A fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act.

Explanatory note included at end of restrictions: The 1940 Act currently prohibits the funds from issuing senior securities or borrowing money, except that each fund, with the exception of Sun Capital Money Market Fund, may borrow from banks or pursuant to reverse repurchase agreements in an amount not exceeding one-third of total assets (including the amount borrowed). Each fund is required to reduce the amount of its borrowings to not more than one-third of total assets within three days after such borrowings first exceed this one-third limitation.

		1. Each Fund may not borrow money except to the extent such borrowing is not prohibited by the Investment Company Act of 1940, as amended (the “1940 Act”) and exemptive orders granted under such Act.	1. The Fund may borrow money to the extent not prohibited by applicable law.

Underwriting Securities	4. A fund may not underwrite securities of other issuers, except insofar as the fund may be deemed an underwriter under the 1933 Act in selling portfolio securities.	2. Each Fund may not underwrite securities issued by other persons, except that all or any portion of the assets of each fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as each fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.	2. The Fund may underwrite securities issued by other persons to the extent not prohibited by applicable law.

[1]

Except with respect to restrictions on borrowing, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances is not considered to result in a violation of policy.

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	Sun Capital Advisers Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust II
Issuing Senior Securities	2. A fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act. (Repeated from above for comparison purposes.)

3. Each Fund may not issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act; for purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

3. The Fund may issue senior securities to the extent not prohibited by applicable law.

Making Loans	3. (a) SC WMC Large Cap Growth Fund, SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund and Sun Capital Investment Grade Bond Fund only. A fund may not make loans to other persons, except loans of securities not exceeding one-third of the fund’s total assets, investments in debt obligations, and transactions in repurchase agreements.	4. Each Fund may not make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.	4. The Fund may make loans to the extent not prohibited by applicable law.

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	Sun Capital Advisers Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust II
3. (b) All funds except SC
WMC Large Cap Growth
Fund, SC Davis Venture
Value Fund, SC WMC Blue
Chip Mid Cap Fund and Sun
Capital Investment Grade
Bond Fund. A fund may not
make loans to other persons,
except loans of securities not
exceeding one-third of the
fund’s total assets, investments
in debt obligations, including
loans and interests in loans,
whether acquired upon original
issuance or in secondary market
transactions, and transactions in
repurchase agreements.

Purchasing and Selling Real Estate and Commodities

5. A fund may not purchase, sell or invest in real estate, but each fund, subject to its other investment policies and restrictions, may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts and securities secured by real estate or interests therein, and may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund’s ownership of such securities.

6. A fund may not invest in commodities or commodity futures contracts, excluding transactions in financial derivative contracts, such as: forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, currencies and financial indices; and swaps, caps, and floors.

		5. Each Fund may not purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business; each fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and Forward Contracts) acquired as a result of the ownership of securities.	5. The Fund may purchase or sell real estate or commodities to the extent not prohibited by applicable law.

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	Sun Capital Advisers Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust II
Explanatory note included at end of restrictions: For purposes of investment restriction no. 5, investments in certain types of derivative instruments whose value is related to commodities or commodity contracts, including swaps and structured notes, are not considered commodities or commodity contracts.

Industry Concentration

1. A fund may not invest 25% or more of its total assets in securities of issuers in any one industry, except that (a) Sun Capital Global Real Estate Fund invests 25% or more of its total assets in the real estate group of industries; and (b) SC BlackRock International Index Fund invests 25% or more of its total assets in the securities of issuers in any particular industry provided, that in replicating the weighting of a particular industry in its target index, a series or fund may invest more than 25% of its total assets in securities of issuers in that industry when the assets of companies included in the target index that are in the industry represent more than 25% of the total assets of all companies included in the index. The United States government and its agencies or instrumentalities are not considered industries for purposes of this restriction.

8. (b) Sun Capital Money Market Fund Only. The fund may not, except with respect to investments in obligations of (1) U.S. government, its agencies, authorities or instrumentalities, and

6. Each Fund may not purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry (provided however, that (i) the High Income Series may invest up to 40% of the value of its assets in each of the electric utility and telephone industries and (ii) the Utilities Series will invest at least 25% of its gross assets in the utilities industry).

6. For all Funds other than MFS Money Market Portfolio, MFS Technology Portfolio, and MFS Utilities Portfolio, the Fund may not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision or any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

MFS Money Market Portfolio: The Fund will invest at least 25% of its total assets in issuers in the industries in the financial services sector.

MFS Technology Portfolio: The Fund will invest at least 25% of its total assets in issuers in the industries in the technology sector.

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	Sun Capital Advisers Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust II
(2) domestic banks, purchase any security if, as a result: (i) more than 5% of its assets would be invested in the securities of any one issuer; or (ii) more than 25% of its assets would be invested in a particular industry.

Explanatory notes included at end of restrictions: For purposes of investment restriction no. 6, investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing, are not considered an investment in any particular industry.

MFS Utilities Portfolio: The Fund will invest at least 25% of its total assets in issuers in the industries in the utilities and communications sector.

Explanatory note included at end of restrictions: For purposes of investment restriction no. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

Diversification

7. All funds except SC BlackRock Inflation Protected Bond Fund and Sun Capital Global Real Estate Fund. A fund may not make investments that are inconsistent with the status of each fund as a diversified fund.

8. (a) All funds except Sun Capital Money Market Fund, SC BlackRock Inflation Protected Bond Fund and

		N/A	N/A

A5

Sun Capital Advisers Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust II
Sun Capital Global Real Estate Fund. A fund may not, with respect to 75% of the fund’s assets, invest more than 5% of the fund’s assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (1) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (2) securities of other investment companies.

8. (b) Sun Capital Money Market Fund Only. The fund may not, except with respect to investments in obligations of (1) U.S. government, its agencies, authorities or instrumentalities, and (2) domestic banks, purchase any security if, as a result: (i) more than 5% of its assets would be invested in the securities of any one issuer; or (ii) more than 25% of its assets would be invested in a particular industry.	N/A	N/A

*        *        *

A6

EXHIBIT A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made this              day of                 , 2012, by and between Sun Capital Advisors Trust (“Sun Capital Trust”), a Delaware statutory trust with its principal place of business at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02418, on behalf of each “Acquired Fund” listed below, MFS [Variable Insurance Trust] [Variable Insurance Trust II] (“MFS VIT”), a Massachusetts business trust with its principal place of business at 500 Boylston Street, Boston, Massachusetts 02116, on behalf of each corresponding “Surviving Fund” listed below and, solely with respect to paragraphs 9.2 and 11.2, Massachusetts Financial Services Company (“MFS”).

Acquired Fund	Corresponding Surviving Fund
SC WMC Large Cap Growth Fund	MFS Growth Series

SC Davis Venture Value Fund	MFS Research Series

SC WMC Blue Chip Mid Cap Fund	MFS Mid Cap Growth Series

SC Invesco Small Cap Growth Fund	MFS New Discovery Series

Sun Capital Investment Grade Bond Fund SC PIMCO Total Return Fund	MFS Research Bond Series MFS Research Bond Series
SC Lord Abbett Growth & Income Fund SC PIMCO High Yield Fund	MFS Value Series MFS High Yield Portfolio

Each of the Acquired Funds and the Surviving Funds are also referred to herein as a “Fund” and, together, as the “Funds.”

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of the regulations under Section 368(a) (the “Regulations”) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization will consist of (1) the transfer of the Assets (as defined herein) of each Acquired Fund to its corresponding Surviving Fund in exchange solely for the assumption by the applicable Surviving Fund of the Liabilities (as defined herein) of such Acquired Fund and the issuance to such Acquired Fund of shares of beneficial interest, no par value (“shares”), in the Surviving Fund (the “Reorganization Shares”), (2) the distribution of the Reorganization Shares to the shareholders of the Acquired Fund in liquidation of such Acquired Fund as provided herein and (3) the termination of such Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (collectively, the “Reorganization”).

This Agreement shall be deemed to be a separate agreement by Sun Capital Trust, on behalf of each Acquired Fund, and MFS VIT, on behalf of each corresponding Surviving Fund and references to “the Acquired Fund” and “the Surviving Fund” shall be interpreted accordingly. Each Acquired Fund and Sun Capital Trust acting for itself and on behalf of the Acquired Fund, and each Surviving Fund and MFS VIT acting for itself and on behalf of the Surviving Fund, is acting separately from all of the other parties and their series, and not jointly or jointly and severally with any other party. All representations, warranties, covenants and obligations of an Acquired Fund contained herein shall be deemed to be representations, warranties, covenants and obligations of Sun Capital Trust, acting on behalf of such Acquired Fund, and all representations, warranties and covenants of a Surviving Fund contained herein shall be deemed to be representations, warranties, covenants and obligations of MFS VIT, acting on behalf of such Surviving Fund, and all rights and benefits created hereunder in favor of an Acquired Fund shall inure to, and shall be enforceable by, Sun Capital Trust, acting on behalf of such Acquired Fund, and all rights and benefits created hereunder in favor of a Surviving Fund shall inure to, and shall be enforceable by, MFS VIT, acting on behalf of such Surviving Fund, respectively.

The Acquired Fund’s shares are divided into two classes, designated Initial Class and Service Class shares (the “Initial Class Acquired Fund Shares” and the “Service Class Acquired Fund Shares” respectively, and together, the “Acquired Fund Shares”). The Surviving Fund’s shares are also divided into two classes (the

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“Surviving Fund Shares”), which are likewise designated Initial Class and Service Class shares (the “Initial Class Reorganization Shares” and the “Service Class Reorganization Shares” respectively, and, together, the “Reorganization Shares”). Each class of Acquired Fund Shares is substantially similar to the corresponding class of Reorganization Shares, i.e., the Acquired Fund’s Initial Class and Service Class shares correspond to the Surviving Fund’s Initial Class and Service Class shares.

In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. The Reorganization

1.1 The Acquired Fund will transfer to the Surviving Fund all of its assets (consisting of, without limitation, portfolio securities and instruments, dividend and interest receivables, receivables for shares sold, claims and rights of action, cash and all other assets) as set forth in a statement of assets and liabilities as of the Valuation Time (as defined in paragraph 2.1 hereof), certified by the Acquired Fund’s Treasurer or Assistant Treasurer and delivered by the Acquired Fund to the Surviving Fund pursuant to paragraph 5.7 hereof (the “Statement of Assets and Liabilities”) as well as any unknown or contingent assets of the Acquired Fund not set forth in the statement of assets and liabilities and arising thereafter (collectively, the “Assets”), free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange solely for (a) the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund including the Acquired Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, known or unknown, contingent, or otherwise, whether or not arising in the ordinary course of business (collectively, the “Liabilities”) and (b) the issuance and delivery by the Surviving Fund to the Acquired Fund, for distribution in accordance with paragraph 1.3 hereof pro rata to the Acquired Fund shareholders of record determined as of the Valuation Time (the “Acquired Fund Shareholders”), of the number of full and fractional (rounded to the third decimal place) Reorganization Shares determined as provided in paragraph 2.2 hereof. Such transactions shall take place at the closing provided for in paragraph 3.1 hereof (the “Closing”). The Acquired Fund will use commercially reasonable efforts to discharge all of its known Liabilities prior to the Closing.

1.2 The Acquired Fund has provided the Surviving Fund with a list of the current securities holdings and other assets of the Acquired Fund as of the date of execution of this Agreement.

1.3 On or as soon after the closing date established in paragraph 3.1 hereof (the “Closing Date”) as is conveniently practicable, the Acquired Fund will distribute the Reorganization Shares it received pursuant to paragraph 1.1 hereof pro rata to the Acquired Fund Shareholders in actual or constructive exchange for their Acquired Fund Shares in complete liquidation of the Acquired Fund (such date, the “Liquidation Date”). Such distribution will be accomplished by the transfer of the Initial Class and Service Class Reorganization Shares then credited to the account of the Acquired Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of full and fractional (rounded to the third decimal place) Initial Class and Service Class Reorganization Shares due such shareholders, by class (i.e., the account for each Acquired Fund Shareholder of Initial Class and Service Class Acquired Fund Shares shall be credited with the respective pro rata number of Initial Class and Service Class (as applicable) Reorganization Shares due that shareholder). The Surviving Fund will not issue share certificates representing the Reorganization Shares in connection with such distribution. The exchange of the Acquired Fund’s shares for the Surviving Fund’s shares shall constitute a full cancellation of those Acquired Fund Shares and shall terminate any continuing rights of the holders of such Acquired Fund Shares as such.

1.4 The Acquired Fund shall use reasonable efforts to ensure that Acquired Fund Shareholders holding certificates representing their ownership of Acquired Fund Shares surrender such certificates or deliver an affidavit with respect to lost certificates, in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an “Affidavit”), to the Acquired Fund prior to the Closing Date. Any Acquired Fund Share certificate that remains outstanding on the Closing Date shall be deemed to be cancelled, shall no longer show evidence of ownership of Acquired Fund Shares and shall not evidence ownership of any Reorganization Shares. Unless and until any such certificate shall be so

2-A

surrendered or an Affidavit relating thereto shall be delivered, any dividends and other distributions payable by the Surviving Fund subsequent to the Closing Date with respect to the Reorganization Shares allocable to a holder of such certificate(s) shall be paid to such holder, but such holder may not redeem or transfer such Reorganization Shares.

1.5 Any transfer taxes payable upon issuance of the Reorganization Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Reorganization Shares are to be issued and transferred.

1.6 As soon as practicable following the Liquidation Date, the Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete liquidation. Any reporting or filing responsibility, including, without limitation, any acts or obligations required under federal securities laws or the law of any state, of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Liquidation Date and thereafter. After the Liquidation Date, no Acquired Fund shall conduct any business except in connection with its termination.

2. Valuation

2.1 The net asset value of each class of the Reorganization Shares and the net value of the Assets shall in each case be determined as of the close of business (4:00 p.m. Boston time) on the Closing Date (the “Valuation Time”). The net asset value of each class of the Reorganization Shares, and the value of the Assets to be transferred by the Acquired Fund and of the Liabilities to be assumed by the Surviving Fund, shall be computed by State Street Bank & Trust Company (the “Surviving Fund Custodian”), as custodian and pricing agent for the Surviving Fund, using the valuation procedures set forth in the MFS VIT’s Amended and Restated Declaration of Trust (“MFS VIT’s Declaration of Trust”) or Master Amended and Restated By-Laws (“MFS VIT’s By-Laws”) and the Surviving Fund’s then-current prospectus and statement of additional information (collectively, the “Surviving Fund Valuation Procedures”), to not less than two decimal places. The determinations of the Surviving Fund Custodian shall be conclusive and binding on all parties in interest absent clear error; provided, however, that, in computing each Fund’s net asset value in accordance with this paragraph 2.1, any fair value determination required to be made by the Surviving Fund Valuation Procedures with respect to a portfolio security or other asset or liability of either Fund shall be made in accordance with the Surviving Fund’s Valuation Procedures, and any such fair value determinations shall be conclusive and binding on the Surviving Fund Custodian and all parties in interest absent clear error. The Surviving Fund Custodian shall confirm the net value of the Assets and Liabilities as of the Valuation Time (the “Acquired Fund Value”).

2.2 The number of each class of Reorganization Shares (including fractional shares, if any, rounded to the third decimal place) the Surviving Fund shall issue pursuant to paragraph 1.1(b) hereof shall be as follows: (a) the number of Initial Class Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Initial Class Acquired Fund Shares by the net asset value of one Initial Class Reorganization Share (computed as set forth in such paragraph), and (b) the number of Service Class Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Service Class Acquired Fund Shares by the net asset value of one Service Class Reorganization Share (as so computed).

2.3 Except for certain fair value determinations as described in paragraph 2.1 hereof, all computations of value shall be made by the Surviving Fund Custodian in its capacity as pricing agent for the Surviving Fund, as applicable, and in accordance with its regular practice in pricing the shares and assets of the Surviving Fund using the Surviving Fund’s Valuation Procedures.

2.4 The Acquired Fund will pay or cause to be paid to the Surviving Fund any interest, cash and dividends, rights, and other payments received by it on or after the Closing Date with respect to the properties and assets of the Acquired Fund, whether accrued or contingent. Any such distribution shall be deemed included in the Assets transferred to the Surviving Fund at the Closing Date and shall not be

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separately valued unless the securities in respect of which such distribution is made shall have gone “ex” such distribution prior to the Valuation Time, in which case any such distribution which remains unpaid at the Closing Date shall be included in the determination of the value of the Assets of the Acquired Fund acquired by the Surviving Fund.

3. Closing and Closing Date

3.1 The Closing Date shall be December 7, 2012 or such other date on or before April 30, 2013 as the parties may agree. The Closing shall be held at 5:00 p.m., Boston time, at the offices of MFS VIT, 500 Boylston Street, Boston, Massachusetts 02116, or at such other time and/or place as the parties may agree.

3.2 Portfolio securities shall be transferred by the Acquired Fund to the Surviving Fund Custodian for the account of the Surviving Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the US Treasury Department’s book-entry system or by the Depository Trust Company or other third-party depositories, by transfer to the account of the Surviving Fund Custodian in accordance with Rule 17f-4, Rule 17f-5, or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency, certified or official bank check or federal fund wire, payable to the order of “State Street Bank & Trust Company, Custodian for the [name of Surviving Fund]” or in the name of any successor organization.

3.3 If on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that accurate appraisal of the net value of the Assets or the net asset value of each class of the Reorganization Shares is impracticable, the Closing Date shall be postponed until the next business day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before                 , 2013, this Agreement may be terminated by either Fund upon the giving of written notice to the other.

3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund Shareholders and the number of outstanding Acquired Fund Shares owned by each such shareholder, all as of the close of business on the Closing Date (the “Shareholder List”). The Surviving Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Reorganization Shares credited on the Liquidation Date, or provide evidence satisfactory to the Acquired Fund that such Reorganization Shares have been credited to the Acquired Fund’s account on the books of the Surviving Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. Representations and Warranties

4.1 Sun Capital Trust, on behalf of the Acquired Fund, represents and warrants to MFS VIT, on behalf of the Surviving Fund, as follows as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following at and as of the Closing Date:

(a) Sun Capital Trust is a statutory trust that is duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out its obligations under this Agreement. Neither Sun Capital Trust nor the Acquired Fund is required to qualify to do business in any other jurisdiction. Sun Capital Trust has all necessary federal, state and local authorizations to own all of the properties and assets of Sun Capital Trust and to carry on its business as now being conducted;

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(b) Sun Capital Trust is a duly registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect; and the Acquired Fund is a separate series of Sun Capital Trust duly constituted in accordance with the applicable provisions of Sun Capital Trust’s Declaration of Trust, Sun Capital Trust’s By-Laws and the laws of the State of Delaware;

(c) Sun Capital Trust is not, and the execution, delivery and performance of this Agreement by Sun Capital Trust will not result, in violation of any provision of Sun Capital Trust’s Declaration of Trust or Sun Capital Trust’s By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Sun Capital Trust or the Acquired Fund is a party or by which Sun Capital Trust or the Acquired Fund is bound;

(d) The Acquired Fund has no material contracts or other commitments (other than this Agreement and agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with the Acquired Fund’s obligations under this Agreement) that will not be terminated at or prior to the Closing Date and no such termination will result in liability to Sun Capital Trust, the Acquired Fund or the Surviving Fund;

(e) Except as otherwise disclosed in writing and accepted by MFS VIT, on behalf of the Surviving Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or, to the knowledge of Sun Capital Trust or the Acquired Fund, threatened against Sun Capital Trust or the Acquired Fund or any of its properties or assets. Neither Sun Capital Trust nor the Acquired Fund knows of facts that might form the basis for the institution of such proceedings, and neither Sun Capital Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

(f) (X) The statement of assets and liabilities, including the schedule of portfolio investments, of the Acquired Fund as of December 31, 2011, and the related statement of operations for the fiscal year then ended, and the statement of changes in net assets for the fiscal years ended December 31, 2011 and December 31, 2010, and the financial highlights for each of the five years in the period then ended (copies of which have been furnished to the Surviving Fund) have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, and present fairly in all material respects the financial position of the Acquired Fund as of December 31, 2011 and the results of its operations and changes in net assets for the respective stated periods in accordance with accounting principles generally accepted in the United States of America. There are no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;

(Y) The unaudited statement of assets and liabilities, including the schedule of portfolio investments, of the Acquired Fund as of June 30, 2012 and the related statement of operations for the fiscal semi-annual period then ended, and the statement of changes in net assets for the fiscal semi-annual period ended June 30, 2012 (copies of which have been furnished to the Surviving Fund) present fairly in all material respects the financial position of the Acquired Fund as of June 30, 2012 and the results of its operations and changes in net assets for the stated period in accordance with accounting principles generally accepted in the United States of America consistently applied, and there are no known actual or contingent liabilities of the Acquired Fund as of the date thereof not disclosed therein or, except as otherwise disclosed in writing and accepted by MFS VIT, on behalf of the Surviving Fund, incurred since the date thereof;

(g) Since December 31, 2011, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness, except as otherwise disclosed in writing and accepted by MFS VIT, on behalf of the Surviving Fund. For the purposes of this subparagraph (g), a decline in net asset value per Acquired Fund Share resulting from losses upon the disposition of investments or from changes in the value of investments held by the Acquired Fund, or a distribution or a payment of dividends shall not constitute a material adverse change;

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(h) As of the Closing Date, the Acquired Fund will have, within the times and in the manner prescribed by law, properly filed or furnished all required federal and other tax returns and reports, including information returns and payee statements, that are required to have been filed or furnished by the Acquired Fund on or before such date (taking into account any properly filed extension) and all such returns and reports were complete and accurate in all material respects. The Acquired Fund has timely paid or will timely pay, in the manner prescribed by law, all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Fund. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state, local or other tax authority for taxes in excess of those already paid;

(i) (X) For each taxable year of its operations and since its inception, for federal income tax purposes, the Acquired Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company,” and the provisions of sections 851 through 855 of the Code have applied and will continue to apply to the Acquired Fund for each taxable year since its inception and for the remainder of its current taxable year beginning January 1, 2012 and ending on the Closing Date.

(Y) The Acquired Fund will declare to the Acquired Fund shareholders of record on or prior to the Closing Date a dividend or dividends which together with all previous such dividends shall have the effect of distributing to the Acquired Fund shareholders, in distributions qualifying for the dividends paid deduction under section 561 of the Code, (a) all of the excess of (i) the Acquired Fund’s investment income excludable from gross income under section 103(a) of the Code over (ii) the Acquired Fund’s deductions disallowed under sections 265 and 171(a)(2) of the Code, (b) all of the Acquired Fund’s investment company taxable income as defined in section 852 of the Code, and (c) all of the Acquired Fund’s net realized capital gain (after reduction for any capital loss carry forward), in each case computed without regard to any deduction for dividends paid and in each case for both the taxable year ending on December 31, 2011 and the short taxable year beginning on January 1, 2012 and ending on the Closing Date. Such dividends will be declared to ensure continued qualification of the Acquired Fund as a “regulated investment company” for tax purposes and to eliminate fund-level tax. The Acquired Fund has no undistributed accumulated earnings and profits for any year beginning prior to January 1, 2012.

(Z) For all taxable years and all applicable quarters of the Acquired Fund from the date of its inception, the assets of the Acquired Fund have been sufficiently diversified that each segregated asset account investing all its assets in the Acquired Fund was adequately diversified within the meaning of Section 817(h) of the Code and applicable regulations thereunder as if those provisions applied directly to the Acquired Fund. The Acquired Fund’s shares are (and since its inception have been) held only by (a) insurance company “segregated asset accounts” within the meaning of Treas. Reg. Section 1.817-5(e), and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect.

(j) The authorized capital of Sun Capital Trust consists of an unlimited number of shares of beneficial interest, currently divided into [twenty-two] series and, with respect to the Acquired Fund, into two classes at the date hereof. All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by Sun Capital Trust (except as described in the Acquired Fund’s current prospectus and statement of additional information). All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List. Sun Capital Trust does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;

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(k) Except as set forth in the list to be provided pursuant to Section 5.11, at the Closing Date the Acquired Fund will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer, convey and deliver the Assets hereunder, and upon delivery and payment for the Assets, the Surviving Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”);

(l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Sun Capital Trust, on behalf of the Acquired Fund (with the exception of the approval of this Agreement by the Acquired Fund’s shareholders as described in paragraph 8.1 below), and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the approval of such shareholders and, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply fully with federal securities and other laws and regulations thereunder applicable thereto;

(n) The proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement (as defined in paragraph 5.8 hereof) (other than written information furnished by the Surviving Fund for inclusion therein, as covered by MFS VIT’s representation and warranty in paragraph 4.2(n) hereof), on the effective date of the Registration Statement, on the date of the Meeting (as defined in paragraph 5.2 hereof) and on the Closing Date, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

(o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Sun Capital Trust, on behalf of the Acquired Fund, of the transactions contemplated by this Agreement, except such as will have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and the rules and regulations thereunder (collectively, the “Acts”), and such as may be required under state securities laws;

(p) All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Surviving Fund;

(q) The then current prospectus and statement of additional information of the Acquired Fund, as supplemented and updated from time to time (the “Acquired Fund Prospectus”), will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder on the date of the Proxy Statement, on the date of the Meeting and on the Closing Date and will not on any of such dates include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(r) The Acquired Fund’s investment operations from December 31, 2009 to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquired Fund’s prospectus and statement of additional information, as in effect at the time, except as previously disclosed in writing to the Surviving Fund;

(s) The Acquired Fund currently complies in all material respects with, and since December 31, 2009 has complied in all material respects with, the requirements of, and the rules and regulations under the 1933 Act, the 1934 Act, and the 1940 Act. The Acquired Fund currently complies in all material respects with, and since December 31, 2009 has complied in all material respects with, the requirements of, and the rules and regulations under the “federal securities laws,” as such term is defined in Rule 38a-1 under the 1940 Act (other than the 1933 Act, the 1934 Act and the 1940 Act), and state laws, including state blue sky laws, except where the failure to so comply would not have a Material Adverse Effect. For purposes of this Section 4.1(t), “Material Adverse Effect” means an event that is reasonably likely to cause a material decline in the net asset value of an Acquired Fund’s shares.

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(t) There are no material contracts outstanding to which the Acquired Fund is a party, other than as disclosed as an exhibit in the Acquired Fund’s registration statement on Form N-1A, in the Registration Statement or except as otherwise disclosed in writing to the Surviving Fund; and

(u) The books and records of the Acquired Fund made available to the Surviving Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(v) The Acquired Fund incurred the Liabilities in the ordinary course of its business.

4.2 MFS VIT, on behalf of the Surviving Fund, represents and warrants to Sun Capital Trust, on behalf of the Acquired Fund, as follows as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following at and as of the Closing Date:

(a) MFS VIT is a business trust that is duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. Neither MFS VIT nor the Surviving Fund is required to qualify to do business in any other jurisdiction. MFS VIT has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted.

(b) MFS VIT is a duly registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and the Surviving Fund is a separate series of MFS VIT duly constituted in accordance with the applicable provisions of MFS VIT’s Declaration of Trust, MFS VIT’s By-Laws and the laws of The Commonwealth of Massachusetts;

(c) The current prospectus and statement of additional information of the Surviving Fund, each dated April 29, 2012, as supplemented and updated from time to time (collectively, the “Surviving Fund Prospectus”), and the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein as covered by the Acquired Fund’s representation and warranty in paragraph 4.1(n) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder on the date of the Proxy Statement, on the date of the Meeting and on the Closing Date and will not on any of such dates include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(d)At the Closing Date, the Surviving Fund will have good and marketable title to its assets;

(e) MFS VIT is not, and the execution, delivery and performance of this Agreement will not result, in violation of MFS VIT’s Declaration of Trust or MFS VIT’s By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which MFS VIT or the Surviving Fund is a party or by which Sun Capital Trust or the Surviving Fund is bound;

(f) Except as otherwise disclosed in writing to and accepted by Sun Capital Trust, on behalf of the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or, to the knowledge of MFS VIT or the Surviving Fund, threatened against MFS VIT or the Surviving Fund or any of its properties or assets. Neither MFS VIT nor the Surviving Fund knows of facts that might form the basis for the institution of such proceedings, and neither MFS VIT nor the Surviving Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transaction herein contemplated;

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(g) (A) The statement of assets and liabilities, including the schedule of portfolio investments, of the Surviving Fund as of December 31, 2011, and the related statement of operations for the fiscal year then ended, and the statement of changes in net assets for the fiscal years ended December 31, 2011 and December 31, 2010, and the financial highlights for each of the five years in the period then ended (copies of which have been furnished to the Acquired Fund) have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, and present fairly in all material respects the financial position of the Surviving Fund as of December 31, 2011 and the results of its operations and changes in net assets for the respective stated periods in accordance with accounting principles generally accepted in the United States of America. There are no known actual or contingent liabilities of the Surviving Fund as of the respective dates thereof not disclosed therein;

(B) The unaudited statement of assets and liabilities, including the schedule of portfolio investments, of the Surviving Fund as of June 30, 2012 and the related statement of operations for the fiscal semi-annual period then ended, and the statement of changes in net assets for the fiscal semi-annual period ended June 30, 2012 (copies of which have been furnished to the Acquired Fund) present fairly in all material respects the financial position of the Surviving Fund as of June 30, 2012 and the results of its operations and changes in net assets for the stated period in accordance with accounting principles generally accepted in the United States of America consistently applied, and there are no known actual or contingent liabilities of the Surviving Fund as of the date thereof not disclosed therein;

(h) Since December 31, 2011, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in net asset value per Surviving Fund Share resulting from losses upon the disposition of investments or from changes in the value of investments held by the Surviving Fund, or a distribution or a payment of dividends, shall not constitute a material adverse change;

(i) As of the Closing Date, the Surviving Fund, will have, within the times and in the manner prescribed by law, properly filed all federal and other tax returns and reports that are required to be filed by the Surviving Fund by such date (taking into account any properly filed extension), and all such returns and reports were complete and accurate in all material respects. The Surviving Fund has timely paid or will timely pay, in the manner prescribed by law, all federal and other taxes shown to be due on said returns or on any assessments received by the Surviving Fund. All tax liabilities of the Surviving Fund have been adequately provided for on its books, and no tax deficiency or liability of the Surviving Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state, local or other tax authority for taxes in excess of those already paid;

(j) (X) For each taxable year of its operations since its inception, for federal income tax purposes, the Surviving Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, and the provisions of sections 851 through 855 of the Code have applied and will continue to apply to the Surviving Fund for each taxable year since its inception and for the remainder of its current taxable year beginning January 1, 2012 and ending on the Closing Date.

(Y) For all taxable years and all applicable quarters of the Surviving Fund from the date of its inception, the assets of the Surviving Fund have been sufficiently diversified that each segregated asset account investing all its assets in the Surviving Fund was adequately diversified within the meaning of Section 817(h) of the Code and applicable regulations thereunder as if those provisions applied directly to the Surviving Fund.

(Z) The Surviving Fund’s shares are (and since its inception have been) held only by (a) insurance company “segregated asset accounts” within the meaning of Treas. Reg. Section 1.817-5(e), and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect.

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(k) The authorized capital of MFS VIT consists of an unlimited number of shares of beneficial interest, currently divided into [fifteen] [twenty six] series and, into two classes at the date hereof. All issued and outstanding Surviving Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Surviving Fund (except as described in the Surviving Fund’s current prospectus and statement of additional information). The Surviving Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Fund Shares, nor is there outstanding any security convertible into any such shares;

(l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of MFS VIT, on behalf of the Surviving Fund, and this Agreement constitutes a valid and binding obligation of the Surviving Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m) The Reorganization Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will be duly authorized at the Closing Date and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares and will be fully paid and nonassessable by the Surviving Fund (except as described in the Surviving Fund’s current prospectus and statement of additional information);

(n) The information to be furnished by the Surviving Fund for use in applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply fully with federal securities and other laws and regulations applicable thereto;

(o) MFS VIT, on behalf of the Surviving Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such state securities laws or other securities laws as it may deem appropriate in order to continue its operations and the operations of the Surviving Fund after the Closing Date;

(p) All of the Surviving Fund’s issued and outstanding Surviving Fund Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquired Fund;

(q) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Surviving Fund, of the transactions contemplated by this Agreement, except such as will have been obtained under the Acts and such as may be required under state securities laws;

(r) The Acquiring Fund currently complies in all material respects with, and since December 31, 2009 has complied in all material respects with, the requirements of, and the rules and regulations under the 1933 Act, the 1934 Act, and the 1940 Act.

(s) The Acquiring Fund currently complies in all material respects with, and since December 31, 2009 has complied in all material respects with, the requirements of, and the rules and regulations under the “federal securities laws,” as such term is defined in Rule 38a-1 under the 1940 Act (other than the 1933 Act, the 1934 Act and the 1940 Act), and state laws, including state blue sky laws, except where the failure to so comply would not have a Material Adverse Effect. For purposes of this Section 4.2(s), “Material Adverse Effect” means an event that is reasonably likely to cause a material decline in the net asset value of a Acquiring Fund’s shares; and

(t) No consideration other than Reorganization Shares (and the Surviving Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization.

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5. Covenants

5.1 Each Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, provided, however that the Acquired Fund may (i) take appropriate steps to transition its portfolio holdings in anticipation of the Reorganization as the Acquired and Surviving Fund may mutually agree and provided further that the Acquired Fund shall declare and pay the distribution contemplated by paragraph 4.1.(i)(Y) hereof.

5.2 Sun Capital Trust on behalf of the Acquired Fund will call a meeting of shareholders of the Acquired Fund (the “Meeting”) as soon as practicable for the purpose of considering and acting upon this Agreement and authorizing the liquidation of the Acquired Fund and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 Sun Capital Trust covenants that the Reorganization Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4 Sun Capital Trust covenants that it will, from time to time, as and whereas requested by the Surviving Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Surviving Fund may reasonably deem necessary or desirable to vest in and confirm the Surviving Fund’s title to and possession of all the Assets and otherwise carry out the intent and purpose of this Agreement.

5.5 Sun Capital Trust will provide such information as MFS VIT reasonably requests concerning the ownership of Acquired Fund Shares, including the information specified in paragraph 3.4 hereof.

5.6 Subject to the provisions of this Agreement, MFS VIT and Sun Capital Trust each will take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.7 Sun Capital Trust will furnish to MFS VIT on the Closing Date the Statement of Assets and Liabilities. As promptly as practicable, but in any case within 60 days after the Closing Date, Sun Capital Trust or its designee will furnish to MFS VIT, in such form as is reasonably satisfactory to MFS VIT, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carry forwards and other items that the Surviving Fund will succeed to and take into account as a result of Section 381 of the Code.

5.8 MFS VIT, on behalf of the Surviving Fund, will prepare and file with the Commission a Registration Statement on Form N-14 (the “Registration Statement”) in compliance with the 1933 Act and the 1940 Act, in connection with the issuance of the Reorganization Shares as contemplated herein.

5.9 MFS VIT, on behalf of the Surviving Fund, will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the Acts, in connection with the Meeting to consider approval of this Agreement.

5.10 Sun Capital Trust agrees to provide the Surviving Fund with information applicable to the Acquired Fund required under the Acts for inclusion in the Registration Statement and the Proxy Statement.

5.11 At least five (5) business days prior to the Exchange Date, the Acquired Fund will provide the Surviving Fund with a list of its assets and a list of its known liabilities. The Acquired Fund shall have the right to sell and purchase securities as contemplated by Section 5.1 and to discharge liabilities arising from or taking the form of investments, in each case, shown on the list, prior to the Closing Date but will not, without the prior approval of MFS VIT, on behalf of the Surviving Fund, assume any additional

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investment-related liabilities other than securities that the Surviving Fund is permitted to purchase, or investment liabilities the Surviving Fund is permitted to incur, in each case, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). MFS VIT agrees to notify Sun Capital Trust promptly after receipt of such list if any of the assets or liabilities appearing thereon are assets or liabilities that the Surviving Fund may not properly acquire or assume, respectively, by reason of limitations contained in MFS VIT’s Declaration of Trust or an investment restriction disclosed in the Surviving Fund’s prospectus or statement of additional information as then in effect. In the event that the Acquired Fund holds any investments that it has been notified that the Surviving Fund would not be permitted to hold, or is subject to investment liabilities the Surviving Fund is not permitted to incur, the Acquired Fund will dispose of such assets, or discharge such investment-related liabilities prior to the Closing Date.

6. Conditions Precedent to Obligations of Sun Capital Trust on behalf of the Acquired Fund

The obligations of Sun Capital Trust to consummate the transactions provided for herein shall be, at its election, subject to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions.

6.1 All representations and warranties of MFS VIT, on behalf of the Surviving Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

6.2 All material documents related thereto shall be reasonably satisfactory in form and substance to the Acquired Fund.

6.3 MFS VIT, on behalf of the Surviving Fund, shall have delivered to Sun Capital Trust on the Closing Date a certificate executed in its name by its President, Vice President, Secretary or Assistant Secretary and Treasurer, Deputy Treasurer or Assistant Treasurer, in form and substance satisfactory to Sun Capital Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Surviving Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that MFS VIT and the Surviving Fund shall have complied with all covenants and agreements and satisfied all conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date, and as to such other matters as Sun Capital Trust shall reasonably request.

6.4 Sun Capital Trust shall have received on the Closing Date a favorable opinion from Ropes & Gray LLP, counsel to MFS VIT, dated as of the Closing Date, in a form satisfactory to Sun Capital Trust, to the effect that:

(a) MFS VIT is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as currently conducted, as described in the Registration Statement. The Surviving Fund is a separate series of MFS VIT duly constituted in accordance with MFS VIT’s Declaration of Trust and MFS VIT’s By-Laws;

(b) this Agreement has been duly authorized, executed and delivered by the Surviving Fund and, assuming that the Surviving Fund prospectus contained in the Registration Statement, the Registration Statement and the Proxy Statement comply with the Acts, and assuming due authorization, execution and delivery of this Agreement by Sun Capital Trust on behalf of the Acquired Fund, is a valid and binding obligation of MFS VIT and the Surviving Fund enforceable against MFS VIT and the Surviving Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

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(c) assuming that consideration therefor of not less than the net asset value thereof has been paid, the Reorganization Shares to be issued and delivered to the Acquired Fund on behalf of the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such issuance and delivery will be validly issued and outstanding and fully paid and nonassessable shares of beneficial interest in the Surviving Fund (except as described in the Registration Statement), and no shareholder of the Surviving Fund has any preemptive right to subscription or purchase in respect thereof pursuant to any federal or Massachusetts law or MFS VIT’s Declaration of Trust or MFS VIT’s By-Laws;

(d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate MFS VIT’s Declaration of Trust or MFS VIT’s By-Laws, or any material provision of any agreement listed as an exhibit in MFS VIT’s registration statement on Form N-1A to which MFS VIT or the Surviving Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment or decree to which MFS VIT or the Surviving Fund is a party or by which it is bound;

(e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by MFS VIT or the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the Acts and under state securities laws;

(f) to the knowledge of such counsel, there are no legal or governmental proceedings relating to MFS VIT or the Surviving Fund existing on or before the date of mailing the Proxy Statement or the Closing Date required to be described in the Registration Statement that are not described as required; and

(g) to the knowledge of such counsel, MFS VIT is a duly registered investment company, its registration with the Commission as an investment company under the 1940 Act is in full force and effect, the Registration Statement has been declared or otherwise become effective under the 1933 Act, and, to the knowledge of such counsel, no stop order suspending such effectiveness has been issued.

7. Conditions Precedent to Obligations of MFS VIT on behalf of the Surviving Fund

The obligations of MFS VIT, on behalf of the Surviving Fund, to complete the transactions provided for herein shall be, at its election, subject to the performance by Sun Capital Trust, on behalf of the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of Sun Capital Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2 All material documents related thereto shall be reasonably satisfactory in form and substance to the Surviving Fund.

7.3 Sun Capital Trust, on behalf of the Acquired Fund, shall have delivered to the Surviving Fund the Statement of Assets and Liabilities, together with a list of the Acquired Fund’s portfolio securities showing the federal income tax bases of and holding periods for such securities as of the Closing Date, certified by the Treasurer, Deputy Treasurer or Assistant Treasurer of Sun Capital Trust;

7.4 Sun Capital Trust, on behalf of the Acquired Fund, shall have delivered to MFS VIT on the Closing Date a certificate executed in its name by its President, Vice President, Secretary or Assistant Secretary and Treasurer, Deputy Treasurer or Assistant Treasurer, in form and substance satisfactory to MFS VIT and dated as of the Closing Date, to the effect that the representations and warranties of Sun Capital Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund shall have complied with all covenants and agreements and satisfied all conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date, and as to such other matters as the Surviving Fund shall reasonably request;

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7.5 The Acquired Fund’s transfer agent shall have provided to the Surviving Fund’s transfer agent (i) the originals or true copies of all of the records of the Acquired Fund in the possession of the Acquired Fund’s transfer agent as of the Closing Date, (ii) a record specifying the number of Acquired Fund Shares outstanding as of the Valuation Date, and (iii) a record specifying the name and address of each holder of record of any Acquired Fund Shares and the number of Acquired Fund Shares held of record by each such shareholder as of the Valuation Date. The Acquired Fund’s transfer agent shall also have provided the Surviving Fund with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.

7.6 MFS VIT shall have received on the Closing Date a favorable opinion from Dechert LLP, counsel to Sun Capital Trust, dated as of the Closing Date, in a form satisfactory to the Surviving Fund to the effect that:

(a) Sun Capital Trust is a statutory trust duly organized and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as currently conducted, as described in the Registration Statement. The Acquired Fund is a separate series of Sun Capital Trust duly constituted in accordance with Sun Capital Trust’s Declaration of Trust and Sun Capital Trust’s By-Laws;

(b) this Agreement has been duly authorized, executed and delivered by Sun Capital Trust and, assuming that the Surviving Fund prospectus contained in the Registration Statement, the Registration Statement and the Proxy Statement comply with the Acts, and assuming due authorization, execution and delivery of this Agreement by MFS VIT, on behalf of the Surviving Fund, is a valid and binding obligation of Sun Capital Trust and the Acquired Fund enforceable against Sun Capital Trust and the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c) Sun Capital Trust, on behalf of the Acquired Fund, has power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, the Acquired Fund will have duly, sold, assigned, conveyed, transferred and delivered such assets to the Surviving Fund.

(d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Sun Capital Trust’s Declaration of Trust or Sun Capital Trust’s By-Laws, or any material provision of any agreement listed as an Exhibit in Sun Capital Trust’s registration statement on Form N-1A to which Sun Capital Trust or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment or decree to which Sun Capital Trust or the Surviving Fund is a party or by which it is bound;

(e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Sun Capital Trust of the transactions contemplated herein, except such as have been obtained under the Acts and such as may be required under state securities laws;

(f) to the knowledge of such counsel, there are no legal or governmental proceedings relating to Sun Capital Trust or the Acquired Fund existing on or before the date of mailing the Proxy Statement or the Closing Date required to be described in the Proxy Statement that are not described as required;

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(g) assuming that consideration therefor of not less than the net asset value and the par value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund’s registration statement or any amendment thereto in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are validly issued and outstanding and fully paid and nonassessable by the Acquired Fund (except as described in the Acquired Fund’s current prospectus and statement of additional information); and

(h) to the knowledge of such counsel, Sun Capital Trust is a duly registered investment company and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

7.7 Sun Capital Trust, on behalf of the Acquired Fund, shall have terminated as of the Closing Date any otherwise continuing post-Closing Date obligations of the Acquiring Fund to pay or reimburse third parties and broker-dealers and other financial institutions, for post Closing Date recordkeeping services, sub-accounting services, other shareholder or administrative services, and other similar post-Closing Date services for the benefit of the Acquired Fund or its shareholders, and all associated liabilities of the Acquired Fund in respect of such services performed through the Closing Date shall have been accrued or paid.

7.8 The assets of the Acquired Fund to be acquired, and investment-related liabilities to be assumed, by the Surviving Fund will include no assets or liabilities which the Surviving Fund, by reason of limitations contained in MFS VIT’s Declaration of Trust or of investment restrictions disclosed in the Surviving Fund’s prospectus and statement of additional information in effect on the Closing Date, or by reason of applicable law, may not properly acquire or assume.

8. Further Conditions Precedent to Obligations of MFS VIT on behalf of the Surviving Fund and Sun Capital Trust on behalf of the Acquired Fund

The obligations of MFS VIT hereunder as to the Surviving Fund, are, at the option of Sun Capital Trust, and the obligations hereunder of Sun Capital Trust as to the Acquired Fund, are, at the option of MFS VIT each subject to the further conditions that on or before the Closing Date:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of outstanding Acquired Fund Shares in accordance with the provisions of Sun Capital Trust’s Declaration of Trust and By-Laws and the 1940 Act and the rules thereunder, and certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Fund. Although the owners of record of the Acquired Fund Shares are separate accounts of insurance companies that fund variable annuity contracts or variable life insurance policies, the owners of such contracts will have the opportunity to instruct the relevant insurance company on how to vote them;

8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including “no-action” positions of such federal or state authorities) deemed necessary by MFS VIT, on behalf of the Surviving Fund, or Sun Capital Trust, on behalf of the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either MFS VIT, on behalf of the Surviving Fund, or Sun Capital Trust, on behalf of the Acquired Fund, may waive any such conditions for itself, respectively;

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8.4 The Registration Statement shall have become effective under the 1933 Act and, as of the Closing Date, no stop orders suspending the effectiveness thereof shall have been issued, and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5 The Acquired Fund and the Surviving Fund shall have received a favorable opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, for U.S. federal income tax purposes, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and assuming, among other assumptions, that the variable annuity contracts or variable life insurance policies funded by insurance company separate accounts that hold shares of the Funds (for purposes of this paragraph 8.5, each a “contract” and collectively, the “contracts”) and the insurance companies issuing the contracts are properly structured under Subchapter L of the Code, the Reorganization will not be a taxable event for contract owners (the “Tax Opinion”). The Tax Opinion will be based on certain factual certifications made by officers of the Trusts, on behalf of each Fund and will also be based on reasonable assumptions. The Tax Opinion may state that it is not a guarantee that the tax consequences of the Reorganization will be as described above, and that there is no assurance that the Internal Revenue Service or a court would agree with the opinion.

8.6 The Board of Trustees of each Fund shall have determined, with respect to each Fund, that the Reorganization is in the best interests of the Fund and is not dilutive of the interests of the Fund’s existing shareholders and, based on such determinations, shall have approved this Agreement and the transactions contemplated thereby.

9. Brokerage Fees and Expenses; Contingent Deferred Sales Charges; Certain Tax Matters; Certain Records

9.1 Sun Capital Trust and MFS VIT each represents and warrants to the other that there are no brokers or finders entitled to receive any payments from either party to this Agreement in connection with the transactions provided for herein.

9.2 Each Fund will be liable for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement, whether or not the Reorganization is consummated except that Massachusetts Financial Services (“MFS”) shall pay each Acquired Fund’s reasonable expenses in connection herewith whether or not the Reorganization is consummated, subject to Section 11.2. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement (other than registration fees payable to the Commission in respect of the registration of the Surviving Fund shares registered thereby, which shall be payable by the Surviving Fund); (iii) expenses associated with the preparation of the Proxy Statement to be included in the Registration Statement; (iv) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (v) postage; (vi) printing; (vii) accounting fees; (viii) legal fees; and (ix) costs incurred in soliciting proxies from shareholders and voting instructions from owners of variable annuity and variable life contracts, in each case relating to the Reorganization, provided however MFS shall not pay for any expenses incurred in connection with portfolio repositioning of the Acquired Fund as described in Section 5.11 above. MFS shall also pay the reasonable legal expenses incurred by the MFS New Discovery Series in connection with the Reorganization.

9.3 MFS VIT agrees that the Reorganization Shares issued in connection with the Reorganization will not be subject to any initial sales charge.

9.4 Sun Capital Trust agrees that it or its designee shall, on behalf of the Acquired Fund, file or furnish all federal, state and other tax returns, forms and reports, including information returns and payee statements, if applicable, of the Acquired Fund required by law to be filed or furnished (taking into account any properly filed extensions) by such dates as required by law to be filed or furnished, and shall provide

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such other federal and state tax information to shareholders of the Acquired Fund as has been customarily provided by the Acquired Fund, all with respect to the fiscal period commencing January 1, 2012 and ending on the Closing Date, or with respect to any prior period, to the extent such returns, forms, reports or other information was required by law to be filed or furnished (taking into account any properly filed extensions), or was customarily provided by the Acquired Fund if applicable, after the Closing Date; and all such returns, forms, reports or other information shall be complete and accurate in all material respects.

9.5 Sun Capital Trust, on behalf of the Acquired Fund, agrees that it or its designee shall deliver to MFS VIT, on behalf of the Surviving Fund, on the Closing Date or as soon thereafter as possible: (a) Acquired Fund shareholder statements and to the extent relevant, tax forms for the taxable years ended December 31, 2010 and December 31, 2011, and the short taxable year commencing on January 1, 2012 and ending on the Closing Date; (b) detailed records indicating the status of all certificates representing ownership of the Acquired Fund Shares issued since inception of the Acquired Fund (e.g., indicating whether the certificates are outstanding or cancelled); and (c) a copy of such tax books and records as the Acquired Fund has maintained for purposes of preparing any tax returns (including any information returns), and such other books and records maintained by Acquired Fund as are reasonably necessary for purposes of preparing any tax returns (including any information returns) required by law to be filed by the Surviving Fund after the Closing Date.

9.6 The Acquired Fund shall promptly following the Closing Date deliver to the Surviving Fund all of the Acquired Fund’s books and records required to be maintained by the Surviving Fund under the 1940 Act and other applicable laws including without limitation those books and records requested pursuant to the “Records Retention Matrix”.

10. Entire Agreement

Sun Capital Trust and MFS VIT agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Article 4 hereof or required in connection with paragraph 8.5 hereof and that this Agreement constitutes the entire agreement between the parties.

11. Termination

11.1 This Agreement may be terminated by the mutual written agreement of Sun Capital Trust and MFS VIT. In addition, either party may at its option terminate this Agreement unilaterally at or prior to the Closing Date because of:

(a) a material breach by the other of any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date, which breach or failure to perform cannot be cured or has not been cured within 15 calendar days (but not later than the termination date set forth in Section 11.3 herein) after the giving of written notice by the party seeking to terminate hereunder; provided, however, that if the party seeking to terminate hereunder is in breach of any provision of this Agreement, such party may not terminate this Agreement pursuant to this Section.

(b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and that reasonably appears will not or cannot be met by the Closing Date, unless otherwise provided for herein; or

(c) any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling, or decree or taken any other action restraining, enjoining, or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein, and such judgment, injunction, order, ruling, decree, or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.1(c) shall have used its reasonable efforts to have such judgment, injunction, order, ruling, decree, or other action lifted, vacated, or denied.

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11.2 In the event of any such termination, there shall be no liability for damages on the part of either Sun Capital Trust, MFS VIT or MFS, or their respective trustees or officers, to the other party or its trustees or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement except that MFS agrees to reimburse each Acquired Fund for its expenses pursuant to paragraph 9.2 herein unless such termination is a result of the Acquired Fund’s material breach pursuant to Section 11.1(a) or failure to perform a condition precedent to the Reorganization pursuant to Section 11.1(b).

11.3 If the transactions contemplated by this Agreement have not been substantially completed by April 30, 2013, this Agreement shall automatically terminate on that date unless a later date is agreed to by all of the parties to this Agreement.

12. Amendments

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of MFS VIT and Sun Capital Trust; provided, however, that following the Meeting, no such amendment may have the effect of changing the provisions for determining the number of Reorganization Shares to be issued to the Acquired Fund Shareholders under this Agreement to their detriment without their further approval; and provided further that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. Notices

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be personally delivered or given by facsimile or certified mail addressed to: (a) Sun Capital Trust, on behalf of the relevant series thereof (which shall be identified therein) at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02418, Attention: Secretary or MFS VIT, on behalf relevant series thereof (which shall be identified therein) at 500 Boylston Street, Boston, Massachusetts 02116, Attention: Assistant Secretary.

14. Miscellaneous

14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts without giving effect to the conflicts of laws principles thereof; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 A copy of Sun Capital Trust’s Declaration of Trust has been filed as an exhibit to Sun Capital Trust’s registration statement on Form N-1A with the Securities and Exchange Commission (“Commission”). MFS VIT acknowledges that the obligations of or arising out of this instrument are not binding upon any of Sun Capital Trust’s trustees, officers, employees, agents or shareholders individually, but are binding solely upon the assets and property of Sun Capital Trust. MFS VIT further acknowledges that the assets and liabilities of each series of Sun Capital Trust are separate and distinct and that the obligations of or arising out of this instrument with respect to an Acquired Fund are binding solely upon the assets or property of that Acquired Fund.

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14.6 A copy of MFS VIT’s Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. Sun Capital Trust acknowledges that the obligations of or arising out of this instrument are not binding upon any of MFS VIT’s trustees, officers, employees, agents or shareholders individually, but are binding solely upon the assets and property of MFS VIT. Sun Capital Trust further acknowledges that the assets and liabilities of each series of MFS VIT are separate and distinct and that the obligations arising out of this instrument with respect to a Surviving Fund are binding solely upon the assets or property of that Surviving Fund.

14.7 Notwithstanding Article 12 of this Agreement, but subject to the first provision contained therein, either party to this Agreement, with the consent of its President, Vice President, Secretary or Assistant Secretary, may waive any condition (other than that contained in paragraph 8.5 hereof) or covenant to which the other party is subject or may modify such condition or covenant in a manner deemed appropriate by any such officer.

14.8 No representations, warranties, covenants or agreements in or pursuant to this Agreement, except for the provisions of paragraphs 1.1, 1.3, 1.6, 4.1(m), 4.2 (n), 5.4, 5.5, 5.6, 5.7, 9, 10, 11.2, 13 and 14 of this Agreement, shall survive the Reorganization in accordance with their terms.

REMAINDER OF PAGE INTENTIONALLY LEFT BLANK

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer thereof.

SUN CAPITAL ADVISERS TRUST, on behalf of

SC WMC Large Cap Growth Fund, SC Davis

Venture Value, SC WMC Blue Chip Mid Cap

Fund, SC Invesco Small Cap Growth Fund, Sun

Capital Investment Grade Bond Fund, SC

PIMCO Total Return Fund, SC Lord Abbett

Growth & Income Fund, and SC PIMCO High

Yield Fund, each one of its series

By:

[MFS VARIABLE INSURANCE TRUST, on its

behalf and on behalf of MFS Growth Series, MFS

Research Series, MFS Mid Cap Growth Series,

MFS New Discovery Series, MFS Research Bond

Series, and MFS Value Series, each one of its

series]

By:

[MFS VARIABLE INSURANCE TRUST II, on its behalf and on behalf of MFS High Yield Portfolio, one of its series]

By:

MASSACHUSETTS FINANCIAL SERVICES COMPANY (solely with respect to paragraphs 9.2 and 11.2)

By:

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EXHIBIT B: OWNERSHIP OF SHARES

Acquired Funds.

As of [    ], 100% of the outstanding voting securities of the Acquired Funds were owned either by a separate account of Sun Life (U.S.) or Sun Life (N.Y.), or by one of Sun Capital Trust’s three fund of funds: SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund or SC Ibbotson Conservative Fund. The percentages owned by each owner are set forth in the table below.

Fund	Number of Shares as a Percentage of the Fund’s Total Outstanding Shares
	Sun Life (U.S.)	Sun Life (N.Y.)	SC Ibbotson Balanced Fund	SC Ibbotson Growth Fund	SC Ibbotson Conservative Fund
SC WMC Large Cap Growth Fund	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SC Davis Venture Value Fund	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SC WMC Blue Chip Mid Cap Fund	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SC Invesco Small Cap Growth Fund	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Sun Capital Investment Grade Bond Fund	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SC PIMCO Total Return Fund	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SC Lord Abbett Growth & Income Fund	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
SC PIMCO High Yield Fund	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%

Acquiring Funds.

To the best of the knowledge of the MFS Growth Series, as of the record date, the following shareholders owned of record or beneficially 5% or more of the following classes of the MFS Growth Series’ outstanding shares. All holdings are of record unless otherwise indicated.

Name and Address of Investor	Class of Shares	Percentage Ownership	Pro Forma Percentage Owned*

*	Percentage owned assuming completion of the reorganization on [ ], 2012.
**	To the best of the knowledge of the MFS Growth Series, this shareholder is a beneficial owner.

To the best of the knowledge of the MFS Research Series, as of the record date, the following shareholders owned of record or beneficially 5% or more of the following classes of the MFS Research Series’ outstanding shares. All holdings are of record unless otherwise indicated.

Name and Address of Investor	Class of Shares	Percentage Ownership	Pro Forma Percentage Owned*

*	Percentage owned assuming completion of the reorganization on [ ], 2012.
**	To the best of the knowledge of the MFS Research Series, this shareholder is a beneficial owner.

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To the best of the knowledge of the MFS Mid Cap Growth Series, as of the record date, the following shareholders owned of record or beneficially 5% or more of the following classes of the MFS Mid Cap Growth Series’ outstanding shares. All holdings are of record unless otherwise indicated.

Name and Address of Investor	Class of Shares	Percentage Ownership	Pro Forma Percentage Owned*

*	Percentage owned assuming completion of the reorganization on [ ], 2012.
**	To the best of the knowledge of the MFS Mid Cap Growth Series, this shareholder is a beneficial owner.

To the best of the knowledge of the MFS New Discovery Series, as of the record date, the following shareholders owned of record or beneficially 5% or more of the following classes of the MFS New Discovery Series’ outstanding shares. All holdings are of record unless otherwise indicated.

Name and Address of Investor	Class of Shares	Percentage Ownership	Pro Forma Percentage Owned*

*	Percentage owned assuming completion of the reorganization on [ ], 2012.
**	To the best of the knowledge of the MFS New Discovery Series, this shareholder is a beneficial owner.

To the best of the knowledge of the MFS Research Bond Series, as of the record date, the following shareholders owned of record or beneficially 5% or more of the following classes of the MFS Research Bond Series’ outstanding shares. All holdings are of record unless otherwise indicated.

Name and Address of Investor	Class of Shares	Percentage Ownership	Pro Forma Percentage Owned*

*	Percentage owned assuming completion of the reorganization on [ ], 2012.
**	To the best of the knowledge of the MFS Research Bond Series, this shareholder is a beneficial owner.

To the best of the knowledge of the MFS Value Series, as of the record date, the following shareholders owned of record or beneficially 5% or more of the following classes of the MFS Value Series’ outstanding shares. All holdings are of record unless otherwise indicated.

Name and Address of Investor	Class of Shares	Percentage Ownership	Pro Forma Percentage Owned*

*	Percentage owned assuming completion of the reorganization on [ ], 2012.
**	To the best of the knowledge of the MFS Value Series, this shareholder is a beneficial owner.

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To the best of the knowledge of the MFS High Yield Portfolio, as of the record date, the following shareholders owned of record or beneficially 5% or more of the following classes of the MFS High Yield Portfolio’s outstanding shares. All holdings are of record unless otherwise indicated.

Name and Address of Investor	Class of Shares	Percentage Ownership	Pro Forma Percentage Owned*

*	Percentage owned assuming completion of the reorganization on [ ], 2012.
**	To the best of the knowledge of the MFS High Yield Portfolio, this shareholder is a beneficial owner.

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EXHIBIT C: FINANCIAL HIGHLIGHTS

The Financial Highlights for the Acquired and Acquiring Funds are intended to help investors understand the financial performance of each Fund for the past five calendar years (or since inception in the case of a Fund in operation for less than five years) as well as the six month period ended June 30, 2012. Certain information reflects financial results for a single share of a Fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the particular fund (assuming reinvestment of all dividends and distributions) held for the entire period.

The financial statements of each of the Acquired and Acquiring Funds included in its Annual Report to Shareholders for the fiscal year ended December 31, 2011 have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm. These audited annual financial statements have been incorporated by reference into the Sun Capital Trust SAI, MFS VIT SAI, or MFS VIT II SAI, as applicable. Copies of the Annual Reports are available on request as described above.

The financial statements of each of the Acquired and Acquiring Funds included in the Semi-Annual Report to Shareholders for the six month period ended June 30, 2012 have not been audited. These unaudited semi-annual financial statements have been incorporated by reference into the SAI relating to the Joint Prospectus/Proxy Statement. Copies of the Semi-Annual Reports are available on request as described above.

The performance information included in the Financial Highlights does not reflect fees and expenses of any variable insurance contract that may utilize an Acquired or Acquiring Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

The SEC file numbers: (i) for Sun Capital Trust (all of the Acquired Funds) are 333-59093; 811-08879; (ii) for MFS Variable Insurance Trust (all of the Acquiring Funds other than MFS High Yield Portfolio) are 33-74668; 811-8326; and (iii) for MFS Variable Insurance Trust II (MFS High Yield Portfolio) are 2-83616; 811-3732.

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FINANCIAL HIGHLIGHTS
Sun Capital Advisers Trust
Selected data for a share outstanding throughout the period:

	SC WMC Large Cap Growth Fund Initial Class Shares								SC WMC Large Cap Growth Fund Service Class Shares
	Years Ended December 31,								Years Ended December 31,
	2012**	2011	2010	2009	2008		2007*		2012**	2011		2010		2009	2008		2007
Net Asset Value, Beginning of Period	$9.24	$9.71	$8.15	$5.95	$10.65		$9.99		$9.18	$9.65		$8.10		$5.92	$10.63		$9.98

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.02 †	0.02 †	0.03 †	0.04 †	0.04		(0.00	)(e)	0.01 †	0.00	†(e)	0.01	†	0.03 †	0.02		(0.02)
Net realized and unrealized gain (loss) on investments	0.89	(0.46)	1.55	2.17	(4.74)		0.69		0.88	(0.46)		1.54		2.16	(4.73)		0.70

Total from Investment Operations	0.91	(0.44)	1.58	2.21	(4.70)		0.69		0.89	(0.46)		1.55		2.19	(4.71)		0.68

Less Distributions from:
Net investment income	—	(0.03)	(0.02)	(0.01)	—		—		—	(0.01)		(0.00	)(e)	(0.01)	—		—
Net realized gain on investments	—	—	—	—	(0.00	)(e)	(0.03)		—	—		—		—	(0.00	)(e)	(0.03)

Total distributions	—	(0.03)	(0.02)	(0.01)	(0.00	)(e)	(0.03)		—	(0.01)		(0.00	)(e)	(0.01)	(0.00	)(e)	(0.03)

Net Asset Value, End of Period	$10.15	$9.24	$9.71	$8.15	$5.95		$10.65		$10.07	$9.18		$9.65		$8.10	$5.92		$10.63

Total Return (b)	9.85%	(4.53)%	19.50%	37.23%	(44.12)%		6.88%		9.69%	(4.80)%		19.19%		37.08%	(44.30)%		6.78%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$173,846	$185,489	$172,338	$149,621	$34,599		$62,680		$16,556	$16,414		$18,782		$17,883	$15,518		$33,064
Ratios to average net assets:
Net expenses (a)(c)(d)	0.87%	0.88%	0.81%	0.81%	0.81%		0.81%		1.12%	1.12%		1.06%		1.06%	1.06%		1.06%
Gross expenses (a)(d)	0.87%	0.90%	0.92%	1.05%	1.17%		1.06%		1.12%	1.16%		1.17%		1.33%	1.43%		1.46%
Net investment income (loss) (a)(c)(d)	0.42%	0.26%	0.34%	0.60%	0.43%		0.01%		0.17%	0.00%		0.09%		0.46%	0.17%		(0.25)%
Portfolio turnover rate	25%	58%	77%	72%	265%		307%		25%	58%		77%		72%	265%		307%

*	For the period April 2, 2007 (commencement of operations – Initial Class Shares) through December 31, 2007.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

2-C

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust
Selected data for a share outstanding throughout each period:

	SC Davis Venture Value Fund Initial Class Shares						SC Davis Venture Value Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2012*	2011	2010	2009	2008	2007	2012*	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.98	$12.08	$10.75	$8.34	$13.65	$13.17	$10.95	$12.05	$10.72	$8.32	$13.61	$13.15

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.06 †	0.11 †	0.08 †	0.06 †	0.10	0.17	0.05 †	0.08 †	0.05 †	0.04 †	0.06	0.12
Net realized and unrealized gain (loss) on investments	0.68	(0.59)	1.30	2.39	(5.21)	0.39	0.68	(0.59)	1.31	2.37	(5.17)	0.39

Total from Investment Operations	0.74	(0.48)	1.38	2.45	(5.11)	0.56	0.73	(0.51)	1.36	2.41	(5.11)	0.51

Less Distributions from:
Net investment income	—	(0.11)	(0.05)	(0.04)	(0.09)	(0.08)	—	(0.08)	(0.03)	(0.01)	(0.07)	(0.05)
Net realized gain on investments	—	(0.51)	—	—	(0.11)	—	—	(0.51)	—	—	(0.11)	—

Total distributions	—	(0.62)	(0.05)	(0.04)	(0.20)	(0.08)	—	(0.59)	(0.03)	(0.01)	(0.18)	(0.05)

Net Asset Value, End of Period	$11.72	$10.98	$12.08	$10.75	$8.34	$13.65	$11.68	$10.95	$12.05	$10.72	$8.32	$13.61

Total Return (b)	6.74%	(3.77)%	12.92%	29.39%	(37.81)%	4.23%	6.67%	(4.02)%	12.68%	29.02%	(37.93)%	3.91%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$144,155	$150,772	$157,652	$147,350	$31,868	$52,861	$238,866	$239,408	$266,112	$235,240	$82,041	$27,764
Ratios to average net assets:
Net expenses (a)(c)(d)	0.85%	0.86%	0.87%	0.90%	0.90%	0.90%	1.10%	1.11%	1.12%	1.15%	1.15%	1.15%
Gross expenses (a)(d)	0.85%	0.86%	0.87%	0.93%	1.11%	1.11%	1.10%	1.11%	1.12%	1.18%	1.35%	1.35%
Net investment income (loss) (a)(c)(d)	1.07%	0.90%	0.73%	0.62%	0.86%	1.06%	0.82%	0.65%	0.49%	0.41%	0.65%	0.68%
Portfolio turnover rate	6%	16%	39%	17%	19%	10%	6%	16%	39%	17%	19%	10%

*	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.

3-C

(b)    Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)    Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.

(d)    Does not include any insurance charges imposed in connection with your variable insurance contract.

4-C

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust
Selected data for a share outstanding throughout each period:

	SC WMC Blue Chip Mid Cap Fund Initial Class Shares								SC WMC Blue Chip Mid Cap Fund Service Class Shares
	Years Ended December 31,								Years Ended December 31,
	2012**	2011	2010	2009		2008	2007		2012**		2011		2010	2009		2008*
Net Asset Value, Beginning of Period	$13.75	$14.92	$12.12	$9.32		$17.95	$19.04		$13.63		$14.82		$12.07	$9.30		$15.70

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.02 †	0.04 †	0.02 †	0.02	†	0.01	(0.00	)(e)	(0.00	)†(e)	(0.00	)†(e)	(0.01)†	(0.01	)†	0.02
Net realized and unrealized gain (loss) on investments	1.52	(1.20)	2.79	2.78		(5.41)	2.87		1.51		(1.19)		2.76	2.78		(3.19)

Total from Investment Operations	1.54	(1.16)	2.81	2.80		(5.40)	2.87		1.51		(1.19)		2.75	2.77		(3.17)

Less Distributions from:
Net investment income	—	(0.01)	(0.01)	(0.00	)(e)	(0.03)	(0.25)		—		—		—	(0.00	)(e)	(0.03)
Net realized gain on investments	—	—	—	—		(3.20)	(3.71)		—		—		—	—		(3.20)

Total distributions	—	(0.01)	(0.01)	(0.00	)(e)	(3.23)	(3.96)		—		—		—	(0.00	)(e)	(3.23)

Net Asset Value, End of Period	$15.29	$13.75	$14.92	$12.12		$9.32	$17.95		$15.14		$13.63		$14.82	$12.07		$9.30

Total Return (b)	11.20%	(7.78)%	23.17%	30.07%		(35.14)%	15.41%		11.08%		(8.03)%		22.78%	29.96%		(26.06)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$143,899	$148,863	$128,115	$75,745		$45,842	$85,438		$34,907		$35,155		$40,627	$40,249		$31,137
Ratio to average net assets:
Net expenses (a)(c)(d)	0.93%	0.96%	0.99%	1.00%		1.00%	1.00%		1.18%		1.21%		1.24%	1.25%		1.25%
Gross expenses (a)(d)	0.93%	0.96%	0.99%	1.10%		1.21%	1.14%		1.18%		1.21%		1.24%	1.35%		1.47%
Net investment income (loss) (a)(c)(d)	0.22%	0.26%	0.17%	0.17%		0.05%	(0.17)%		(0.02)%		(0.00)%		(0.11)%	(0.09)%		0.02%
Portfolio turnover rate	24%	68%	69%	82%		104%	75%		24%		68%		69%	82%		104%

*	For the period March 7, 2008 (commencement of operations – Service Class Shares) through December 31, 2008.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

5-C

(c)    Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.

(d)    Does not include any insurance charges imposed in connection with your variable insurance contract.

(e)    Amount is less than $0.005 per share.

6-C

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust
Selected data for a share outstanding throughout each period:

	SC Invesco Small Cap Growth Fund Initial Class Shares						SC Invesco Small Cap Growth Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2012**	2011	2010	2009	2008*		2012**	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$10.58	$11.06	$9.59	$7.51	$10.00		$10.48	$10.99	$9.55	$7.50	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	(0.02)†	(0.06)†	(0.05)†	(0.02)†	(0.00	)(e)	(0.04)†	(0.09)†	(0.08)†	(0.04)†	(0.01)
Net realized and unrealized gain (loss) on investments	0.94	(0.05)	2.39	2.41	(2.49)		0.94	(0.05)	2.39	2.40	(2.49)

Total from Investment Operations	0.92	(0.11)	2.34	2.39	(2.49)		0.90	(0.14)	2.31	2.36	(2.50)

Less Distributions from:
Net investment income	—	—	—	—	—		—	—	—	—	—
Net realized gain on investments	—	(0.37)	(0.87)	(0.31)	—		—	(0.37)	(0.87)	(0.31)	—

Total distributions	—	(0.37)	(0.87)	(0.31)	—		—	(0.37)	(0.87)	(0.31)	—

Net Asset Value, End of Period	$11.50	$10.58	$11.06	$9.59	$7.51		$11.38	$10.48	$10.99	$9.55	$7.50

Total Return (b)	8.70%	(0.92)%	26.08%	31.75%	(24.90)%		8.59%	(1.20)%	25.86%	31.39%	(25.00)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$29,407	$28,830	$20,587	$13,109	$2,530		$14,164	$13,268	$10,761	$6,488	$1,544
Ratio to average net assets:
Net expenses (a)(c)(d)	1.16%	1.16%	1.15%	1.15%	1.15%		1.41%	1.40%	1.40%	1.40%	1.40%
Gross expenses (a)(d)	1.23%	1.35%	1.63%	2.17%	11.09%		1.48%	1.61%	1.88%	2.48%	9.42%
Net investment income (loss) (a)(c)(d)	(0.42)%	(0.53)%	(0.53)%	(0.25)%	(0.40)%		(0.67)%	(0.80)%	(0.78)%	(0.51)%	(0.72)%
Portfolio turnover rate	14%	33%	42%	114%	4%		14%	33%	42%	114%	4%

*	For the period October 1, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

7-C

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust
Selected data for a share outstanding throughout each period:

	Sun Capital Investment Grade Bond Fund Initial Class Shares						Sun Capital Investment Grade Bond Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2012*	2011	2010	2009	2008	2007	2012*	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.54	$9.39	$9.06	$7.84	$9.48	$9.62	$9.61	$9.46	$9.12	$7.90	$9.55	$9.69

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.11 †	0.28 †	0.32 †	0.39 †	0.51	0.49	0.10 †	0.26 †	0.30 †	0.37 †	0.49	0.47
Net realized and unrealized gain (loss) on investments	0.24	0.37	0.37	1.23	(1.65)	(0.14)	0.24	0.37	0.38	1.23	(1.66)	(0.14)

Total from Investment Operations	0.35	0.65	0.69	1.62	(1.14)	0.35	0.34	0.63	0.68	1.60	(1.17)	0.33

Less Distributions from:
Net investment income	(0.13)	(0.30)	(0.33)	(0.39)	(0.50)	(0.49)	(0.12)	(0.28)	(0.31)	(0.37)	(0.48)	(0.47)
Net realized gain on investments	—	(0.20)	(0.03)	(0.01)	—	—	—	(0.20)	(0.03)	(0.01)	—	—

Total distributions	(0.13)	(0.50)	(0.36)	(0.40)	(0.50)	(0.49)	(0.12)	(0.48)	(0.34)	(0.38)	(0.48)	(0.47)

Net Asset Value, End of Period	$9.76	$9.54	$9.39	$9.06	$7.84	$9.48	$9.83	$9.61	$9.46	$9.12	$7.90	$9.55

Total Return (b)	3.70%	7.06%	7.67%	21.00%	(12.47)%	3.75%	3.56%	6.77%	7.49%	20.58%	(12.67)%	3.51%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$310,273	$307,975	$245,190	$136,827	$35,941	$40,696	$186,514	$177,740	$127,925	$64,213	$21,189	$25,460
Ratios to average net assets:
Net expenses (a)(c)(d)	0.69%	0.71%	0.73%	0.75%	0.75%	0.75%	0.94%	0.96%	0.98%	1.00%	1.00%	1.00%
Gross expenses (a)(d)	0.69%	0.71%	0.73%	0.84%	1.06%	1.00%	0.94%	0.96%	0.98%	1.10%	1.31%	1.24%
Net investment income (loss) (a)(c)(d)	2.23%	2.93%	3.47%	4.49%	5.70%	5.10%	1.97%	2.67%	3.22%	4.25%	5.45%	4.89%
Portfolio turnover rate (e)	65%	96%	90%	99%	30%	46%	65%	96%	90%	99%	30%	46%

*	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

8-C

(c)    Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.

(d)    Does not include any insurance charges imposed in connection with your variable insurance contract.

(e)    Excludes mortgage dollar roll transactions.

9-C

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust
Selected data for a share outstanding throughout each period:

	SC PIMCO Total Return Fund Initial Class Shares							SC PIMCO Total Return Fund Service Class Shares
	Years Ended December 31,							Years Ended December 31,
	2012**		2011	2010	2009	2008*		2012**		2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$11.39		$11.58	$11.04	$10.55	$10.00		$11.38		$11.58	$11.04	$10.55	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.15	†	0.27 †	0.22 †	0.27 †	0.03		0.14	†	0.24 †	0.19 †	0.24 †	0.02
Net realized and unrealized gain (loss) on investments	0.38		0.15	0.61	0.65	0.55		0.39		0.14	0.61	0.65	0.55

Total from Investment Operations	0.53		0.42	0.83	0.92	0.58		0.53		0.38	0.80	0.89	0.57

Less Distributions from:
Net investment income	(0.17)		(0.31)	(0.25)	(0.29)	(0.03)		(0.16)		(0.28)	(0.22)	(0.26)	(0.02)
Net realized gain on investments	—		(0.30)	(0.04)	(0.14)	(0.00	)(e)	—		(0.30)	(0.04)	(0.14)	(0.00	)(e)

Total distributions	(0.17)		(0.61)	(0.29)	(0.43)	(0.03)		(0.16)		(0.58)	(0.26)	(0.40)	(0.02)

Net Asset Value, End of Period	$11.75		$11.39	$11.58	$11.04	$10.55		$11.75		$11.38	$11.58	$11.04	$10.55

Total Return (b)	4.69%		3.70%	7.53%	8.89%	5.82%		4.66%		3.35%	7.27%	8.62%	5.76%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$322,193		$361,694	$273,150	$144,812	$13,823		$749,793		$704,916	$483,257	$243,743	$18,397
Ratio to average net assets:
Net expenses (a)(c)(d)	0.67%		0.65%	0.65%	0.65%	0.65%		0.92%		0.90%	0.90%	0.90%	0.90%
Net expenses excluding interest expense (a)(c)(d)	0.66%		0.65%	0.65%	0.65%	0.65%		0.91%		0.90%	0.90%	0.90%	0.90%
Gross expenses (a)(d)	0.67%		0.66%	0.66%	0.66%	0.68%		0.92%		0.91%	0.91%	0.91%	0.93%
Gross expenses excluding interest expense (a)(c)(d)	0.66%		0.66%	0.66%	0.66%	0.68%		0.91%		0.91%	0.91%	0.91%	0.93%
Net investment income (loss) (a)(c)(d)	2.60%		2.33%	1.93%	2.44%	1.19%		2.36%		2.09%	1.67%	2.15%	0.97%
Portfolio turnover rate	119	%(f)	551%	493%	496%	181%		119	%(f)	551%	493%	496%	181%

*	For the period October 1, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.
(f)	Excludes U.S. Treasury roll transactions.

10-C

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust
Selected data for a share outstanding throughout each period:

	SC Lord Abbett Growth & Income Fund Initial Class Shares					SC Lord Abbett Growth & Income Fund Service Class Shares
	Years Ended December 31,					Years Ended December 31,
	2012**	2011	2010	2009	2008*	2012**	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$6.46	$8.44	$7.52	$7.08	$10.00	$6.43	$8.41	$7.51	$7.08	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.03 †	0.06 †	0.05 †	0.05 †	0.06	0.02 †	0.04 †	0.03 †	0.04 †	0.06
Net realized and unrealized gain (loss) on investments	0.29	(0.64)	1.20	1.22	(2.92)	0.29	(0.63)	1.20	1.19	(2.93)

Total from Investment Operations	0.32	(0.58)	1.25	1.27	(2.86)	0.31	(0.59)	1.23	1.23	(2.87)

Less Distributions from:
Net investment income	—	(0.05)	—	(0.05)	(0.06)	—	(0.04)	—	(0.02)	(0.05)
Net realized gain on investments	—	(1.35)	(0.33)	(0.78)	—	—	(1.35)	(0.33)	(0.78)	—

Total distributions	—	(1.40)	(0.33)	(0.83)	(0.06)	—	(1.39)	(0.33)	(0.80)	(0.05)

Net Asset Value, End of Period	$6.78	$6.46	$8.44	$7.52	$7.08	$6.74	$6.43	$8.41	$7.51	$7.08

Total Return (b)	4.95%	(6.15)%	17.19%	17.85%	(28.54)%	4.82%	(6.40)%	16.94%	17.41%	(28.68)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$420,522	$436,816	$544,716	$498,639	$2,229	$14,910	$14,991	$13,744	$9,422	$2,620
Ratio to average net assets:
Net expenses (a)(c)(d)	0.88%	0.87%	0.87%	0.87%	0.87%	1.13%	1.12%	1.12%	1.12%	1.12%
Gross expenses (a)(d)	0.88%	0.88%	0.88%	0.88%	0.90%	1.13%	1.13%	1.13%	1.13%	1.14%
Net investment income (loss) (a)(c)(d)	0.81%	0.74%	0.62%	0.68%	1.71%	0.56%	0.51%	0.36%	0.49%	1.48%
Portfolio turnover rate	43%	68%	63%	83%	73%	43%	68%	63%	83%	73%

*	For the period March 7, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.

11-C

(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

12-C

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust
Selected data for a share outstanding throughout each period:

	SC PIMCO High Yield Fund Initial Class Shares					SC PIMCO High Yield Fund Service Class Shares
	Years Ended December 31,					Years Ended December 31,
	2012**	2011	2010	2009	2008*	2012**	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$9.26	$9.83	$9.46	$8.07	$10.00	$9.26	$9.83	$9.46	$8.07	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.30 †	0.68 †	0.72 †	0.75 †	0.53	0.29 †	0.66 †	0.70 †	0.72 †	0.51
Net realized and unrealized gain (loss) on investments	0.30	(0.28)	0.44	1.62	(1.85)	0.30	(0.29)	0.43	1.62	(1.85)

Total from Investment Operations	0.60	0.40	1.16	2.37	(1.32)	0.59	0.37	1.13	2.34	(1.34)

Less Distributions from:
Net investment income	(0.30)	(0.72)	(0.72)	(0.74)	(0.55)	(0.29)	(0.69)	(0.69)	(0.71)	(0.53)
Net realized gain on investments	—	(0.25)	(0.07)	(0.24)	(0.06)	—	(0.25)	(0.07)	(0.24)	(0.06)

Total distributions	(0.30)	(0.97)	(0.79)	(0.98)	(0.61)	(0.29)	(0.94)	(0.76)	(0.95)	(0.59)

Net Asset Value, End of Period	$9.56	$9.26	$9.83	$9.46	$8.07	$9.56	$9.26	$9.83	$9.46	$8.07

Total Return (b)	6.55%	4.26%	12.68%	30.67%	(13.74)%	6.42%	4.01%	12.40%	30.34%	(13.92)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$136,504	$132,253	$140,327	$92,422	$3,134	$31,905	$30,874	$32,225	$24,680	$12,300
Ratio to average net assets:
Net expenses (a)(c)(d)	0.75%	0.75%	0.75%	0.75%	0.75%	1.00%	1.00%	1.00%	1.00%	1.00%
Gross expenses (a)(d)	0.75%	0.75%	0.75%	0.75%	0.77%	1.00%	1.00%	1.00%	1.00%	1.03%
Net investment income (loss) (a)(c)(d)	6.37%	7.05%	7.42%	8.45%	6.74%	6.12%	6.80%	7.19%	8.19%	7.18%
Portfolio turnover rate	10%	35%	28%	190%	75%	10%	35%	28%	190%	75%

*	For the period March 7, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

13-C

MFS Growth Series

Financial Highlights

	Six months ended 6/30/12		Years ended 12/31
	(unaudited)		2011		2010	2009	2008	2007
Initial Class
Net asset value, beginning of period	$24.56		$24.69		$21.43	$15.62	$25.01	$20.64

Income (loss) from investment operations
Net investment income (d)	$0.01		$(0.00	)(w)	$0.05	$0.03	$0.05	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	2.23		(0.08)		3.24	5.83	(9.39)	4.32

Total from investment operations	$2.24		$(0.08)		$3.29	$5.86	$(9.34)	$4.37

Less distributions declared to shareholders
From net investment income	$—		$(0.05)		$(0.03)	$(0.05)	$(0.05)	$—

Net asset value, end of period (x)	$26.80		$24.56		$24.69	$21.43	$15.62	$25.01

Total return (%) (k)(r)(s)(x)	9.12	(n)	(0.32)		15.34	37.67	(37.42)	21.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.84		0.85	0.86	0.84	0.87
Expenses after expense reductions (f)	0.83	(a)	0.84		0.85	0.86	0.84	0.87
Net investment income	0.09	(a)	(0.00	)(w)	0.24	0.14	0.25	0.20
Portfolio turnover	32	(n)	75		100	100	129	84
Net assets at end of period (000 omitted)	$507,776		$461,382		$503,497	$498,288	$389,813	$711,418

	Six months ended 6/30/12		Years ended 12/31
	(unaudited)		2011		2010		2009	2008	2007
Service Class
Net asset value, beginning of period	$24.13		$24.27		$21.10		$15.37	$24.61	$20.36

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.06)		$0.00	(w)	$(0.02)	$0.00 (w)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	2.18		(0.08)		3.17		5.76	(9.24)	4.26

Total from investment operations	$2.16		$(0.14)		$3.17		$5.74	$(9.24)	$4.25

Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$—		$(0.01)	$—	$—

Net asset value, end of period (x)	$26.29		$24.13		$24.27		$21.10	$15.37	$24.61

Total return (%) (k)(r)(s)(x)	8.95	(n)	(0.56)		15.02		37.33	(37.55)	20.87

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.09		1.10		1.10	1.09	1.12
Expenses after expense reductions (f)	1.08	(a)	1.09		1.10		1.10	1.08	1.12
Net investment income (loss)	(0.15	)(a)	(0.25)		0.02		(0.11)	0.01	(0.05)
Portfolio turnover	32	(n)	75		100		100	129	84
Net assets at end of period (000 omitted)	$74,393		$56,810		$43,161		$31,861	$18,684	$30,698

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

14-C

MFS Research Series

Financial Highlights

	Six months ended 6/30/12		Years ended 12/31
	(unaudited)		2011	2010	2009	2008	2007
Initial Class
Net asset value, beginning of period	$18.78		$19.04	$16.57	$12.90	$20.28	$18.04

Income (loss) from investment operations
Net investment income (d)	$0.10		$0.15	$0.15	$0.15	$0.18	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.58		(0.24)	2.47	3.72	(7.47)	2.28

Total from investment operations	$1.68		$(0.09)	$2.62	$3.87	$(7.29)	$2.37

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.15)	$(0.20)	$(0.09)	$(0.13)

Net asset value, end of period (x)	$20.46		$18.78	$19.04	$16.57	$12.90	$20.28

Total return (%) (k)(r)(s)(x)	8.95	(n)	(0.45)	15.90	30.54	(36.09)	13.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.88	0.89	0.90	0.88	0.88
Expenses after expense reductions (f)	0.87	(a)	0.88	0.89	0.90	0.88	0.88
Net investment income	1.02	(a)	0.79	0.86	1.05	1.04	0.46
Portfolio turnover	34	(n)	70	71	107	123	87
Net assets at end of period (000 omitted)	$161,100		$160,892	$182,895	$180,229	$149,517	$281,339
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.86	(a)	0.86	0.89	0.90	N/A	N/A

	Six months ended 6/30/12		Years ended 12/31
	(unaudited)		2011	2010	2009	2008	2007
Service Class
Net asset value, beginning of period	$18.67		$18.93	$16.48	$12.82	$20.16	$17.94

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.10	$0.10	$0.11	$0.13	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.56		(0.24)	2.47	3.71	(7.42)	2.26

Total from investment operations	$1.64		$(0.14)	$2.57	$3.82	$(7.29)	$2.31

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.12)	$(0.16)	$(0.05)	$(0.09)

Net asset value, end of period (x)	$20.31		$18.67	$18.93	$16.48	$12.82	$20.16

Total return (%) (k)(r)(s)(x)	8.78	(n)	(0.69)	15.64	30.20	(36.25)	12.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.13	1.14	1.15	1.14	1.13
Expenses after expense reductions (f)	1.12	(a)	1.13	1.14	1.15	1.13	1.13
Net investment income	0.78	(a)	0.55	0.61	0.80	0.78	0.23
Portfolio turnover	34	(n)	70	71	107	123	87
Net assets at end of period (000 omitted)	$22,081		$20,015	$19,825	$17,196	$12,951	$21,116
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.11	(a)	1.11	1.14	1.15	N/A	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.

15-C

MFS Research Series

Financial Highlights

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Initial Class and Service Class total returns for the year ended December 31, 2008 would have each been lower by approximately 0.82%. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Tyco International Ltd., the Initial Class and Service Class total returns for the year ended December 31, 2010 would have each been lower by approximately 0.60%.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

16-C

MFS Mid Cap Growth Series

Financial Highlights

	Six months ended 6/30/12		Years ended 12/31
	(unaudited)		2011	2010		2009		2008	2007
Initial Class
Net asset value, beginning of period	$5.63		$5.99	$4.62		$3.27		$7.66	$7.25

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.03)	$(0.00	)(w)	$(0.00	)(w)	$0.01	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.46		(0.33)	1.37		1.36		(3.55)	0.71

Total from investment operations	$0.45		$(0.36)	$1.37		$1.36		$(3.54)	$0.70

Less distributions declared to shareholders
From net investment income	$—		$—	$—		$(0.01)		$—	$(0.01)
From net realized gain on investments	—		—	—		—		(0.85)	(0.28)
From tax return of capital	—		—	—		(0.00	)(w)	—	—

Total distributions declared to shareholders	$—		$—	$—		$(0.01)		$(0.85)	$(0.29)

Net asset value, end of period (x)	$6.08		$5.63	$5.99		$4.62		$3.27	$7.66

Total return (%) (k)(r)(s)(x)	7.99	(n)	(6.01)	29.65		41.78		(51.56)	9.82

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.88	0.88		0.90		0.87	0.91
Expenses after expense reductions (f)	0.89	(a)	0.88	0.88		0.90		0.87	0.91
Net investment income (loss)	(0.30	)(a)	(0.44)	0.09		(0.09)		0.21	(0.10)
Portfolio turnover	32	(n)	71	91		114		104	91
Net assets at end of period (000 omitted)	$80,799		$84,387	$137,567		$107,989		$73,066	$173,048

	Six months ended 6/30/12		Years ended 12/31
	(unaudited)		2011	2010	2009	2008		2007
Service Class
Net asset value, beginning of period	$5.48		$5.84	$4.52	$3.20	$7.52		$7.13

Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.04)	$(0.01)	$(0.01)	$(0.00	)(w)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		(0.32)	1.33	1.33	(3.47)		0.70

Total from investment operations	$0.43		$(0.36)	$1.32	$1.32	$(3.47)		$0.67

Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$—	$(0.85)		$(0.28)

Net asset value, end of period (x)	$5.91		$5.48	$5.84	$4.52	$3.20		$7.52

Total return (%) (k)(r)(s)(x)	7.85	(n)	(6.16)	29.20	41.25	(51.59)		9.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.13	1.13	1.16	1.12		1.16
Expenses after expense reductions (f)	1.14	(a)	1.13	1.13	1.15	1.12		1.16
Net investment loss	(0.55	)(a)	(0.70)	(0.16)	(0.33)	(0.05)		(0.35)
Portfolio turnover	32	(n)	71	91	114	104		91
Net assets at end of period (000 omitted)	$30,685		$30,142	$35,722	$29,524	$22,511		$48,209

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

17-C

MFS New Discovery Series

Financial Highlights

	Six months ended 6/30/12		Years ended 12/31
	(unaudited)		2011	2010	2009	2008	2007
Initial Class
Net asset value, beginning of period	$14.29		$18.31	$13.43	$8.23	$16.63	$17.42

Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.10)	$(0.08)	$(0.06)	$(0.04)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	1.74		(1.70)	4.96	5.26	(5.54)	0.58

Total from investment operations	$1.70		$(1.80)	$4.88	$5.20	$(5.58)	$0.49

Less distributions declared to shareholders
From net realized gain on investments	$—		$(2.22)	$—	$—	$(2.82)	$(1.28)

Net asset value, end of period (x)	$15.99		$14.29	$18.31	$13.43	$8.23	$16.63

Total return (%) (k)(r)(s)(x)	11.90	(n)	(10.27)	36.34	63.18	(39.33)	2.52

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.98	1.01	1.03	1.01	1.01
Expenses after expense reductions (f)	0.98	(a)	0.98	1.01	1.03	1.01	1.01
Net investment loss	(0.53	)(a)	(0.56)	(0.54)	(0.57)	(0.36)	(0.50)
Portfolio turnover	64	(n)	177	195	158	121	95
Net assets at end of period (000 omitted)	$352,565		$363,412	$499,020	$423,042	$289,596	$520,726

	Six months ended 6/30/12		Years ended 12/31
	(unaudited)		2011	2010	2009	2008	2007
Service Class
Net asset value, beginning of period	$13.74		$17.74	$13.05	$8.01	$16.31	$17.15

Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.14)	$(0.11)	$(0.08)	$(0.07)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	1.68		(1.64)	4.80	5.12	(5.41)	0.57

Total from investment operations	$1.62		$(1.78)	$4.69	$5.04	$(5.48)	$0.44

Less distributions declared to shareholders
From net realized gain on investments	$—		$(2.22)	$—	$—	$(2.82)	$(1.28)

Net asset value, end of period (x)	$15.36		$13.74	$17.74	$13.05	$8.01	$16.31

Total return (%) (k)(r)(s)(x)	11.79	(n)	(10.49)	35.94	62.92	(39.52)	2.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.23	1.26	1.28	1.26	1.26
Expenses after expense reductions (f)	1.23	(a)	1.23	1.26	1.28	1.26	1.26
Net investment loss	(0.78	)(a)	(0.80)	(0.79)	(0.82)	(0.60)	(0.75)
Portfolio turnover	64	(n)	177	195	158	121	95
Net assets at end of period (000 omitted)	$340,802		$312,589	$324,557	$219,982	$125,421	$242,510

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

18-C

MFS Research Bond Series

Financial Highlights

	Six months ended 6/30/12		Years ended 12/31
	(unaudited)		2011	2010	2009	2008	2007
Initial Class
Net asset value, beginning of period	$13.01		$12.66	$12.20	$11.00	$11.60	$11.51

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.44	$0.44	$0.51	$0.52	$0.55
Net realized and unrealized gain (loss) on investments	0.26		0.41	0.45	1.20	(0.78)	(0.08)

Total from investment operations	$0.46		$0.85	$0.89	$1.71	$(0.26)	$0.47

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.39)	$(0.51)	$(0.34)	$(0.38)
From net realized gain on investments	—		(0.15)	(0.04)	—	—	—

Total distributions declared to shareholders	$—		$(0.50)	$(0.43)	$(0.51)	$(0.34)	$(0.38)

Net asset value, end of period (x)	$13.47		$13.01	$12.66	$12.20	$11.00	$11.60

Total return (%) (k)(r)(s)(x)	3.54	(n)	6.75	7.47	16.16	(2.37)	4.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.57	0.59	0.62	0.74	0.77
Expenses after expense reductions (f)	0.56	(a)	0.57	0.59	0.62	0.64	0.67
Net investment income	2.99	(a)	3.41	3.51	4.38	4.63	4.80
Portfolio turnover	54	(n)	60	66	113	115	74
Net assets at end of period (000 omitted)	$377,412		$367,398	$371,865	$317,851	$184,984	$139,275

	Six months ended 6/30/12		Years ended 12/31
	(unaudited)		2011	2010	2009	2008	2007
Service Class
Net asset value, beginning of period	$12.85		$12.53	$12.10	$10.91	$11.51	$11.43

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.40	$0.40	$0.47	$0.49	$0.52
Net realized and unrealized gain (loss) on investments	0.26		0.41	0.45	1.20	(0.78)	(0.08)

Total from investment operations	$0.44		$0.81	$0.85	$1.67	$(0.29)	$0.44

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.38)	$(0.48)	$(0.31)	$(0.36)
From net realized gain on investments	—		(0.15)	(0.04)	—	—	—

Total distributions declared to shareholders	$—		$(0.49)	$(0.42)	$(0.48)	$(0.31)	$(0.36)

Net asset value, end of period (x)	$13.29		$12.85	$12.53	$12.10	$10.91	$11.51

Total return (%) (k)(r)(s)(x)	3.42	(n)	6.48	7.20	15.91	(2.64)	3.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.82	0.84	0.87	0.99	1.03
Expenses after expense reductions (f)	0.81	(a)	0.82	0.84	0.87	0.89	0.93
Net investment income	2.74	(a)	3.13	3.20	4.07	4.37	4.55
Portfolio turnover	54	(n)	60	66	113	115	74
Net assets at end of period (000 omitted)	$542,593		$406,273	$211,077	$44,776	$14,518	$18,347

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

19-C

MFS Value Series

Financial Highlights

	Six months ended 6/30/12		Years ended 12/31
	(unaudited)		2011	2010	2009	2008	2007
Initial Class
Net asset value, beginning of period	$12.68		$12.98	$11.80	$9.76	$15.25	$14.52

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.24	$0.19	$0.20	$0.22	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.88		(0.30)	1.16	1.98	(4.98)	0.92

Total from investment operations	$1.01		$(0.06)	$1.35	$2.18	$(4.76)	$1.13

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.17)	$(0.14)	$(0.17)	$(0.15)
From net realized gain on investments	—		(0.05)	—	—	(0.56)	(0.25)

Total distributions declared to shareholders	$—		$(0.24)	$(0.17)	$(0.14)	$(0.73)	$(0.40)

Net asset value, end of period (x)	$13.69		$12.68	$12.98	$11.80	$9.76	$15.25

Total return (%) (k)(r)(s)(x)	7.97	(n)	(0.30)	11.53	22.71	(32.58)	7.91

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.79	0.83	0.84	0.84	0.86
Expenses after expense reductions (f)	0.79	(a)	0.79	0.83	0.84	0.84	0.86
Net investment income	1.93	(a)	1.81	1.60	1.99	1.77	1.41
Portfolio turnover	9	(n)	18	28	26	36	23
Net assets at end of period (000 omitted)	$353,305		$352,752	$389,052	$367,676	$295,721	$390,346

	Six months ended 6/30/12		Years ended 12/31
	(unaudited)		2011	2010	2009	2008	2007
Service Class
Net asset value, beginning of period	$12.54		$12.83	$11.68	$9.67	$15.12	$14.42

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.20	$0.16	$0.18	$0.19	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.87		(0.27)	1.15	1.95	(4.94)	0.91

Total from investment operations	$0.98		$(0.07)	$1.31	$2.13	$(4.75)	$1.08

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.16)	$(0.12)	$(0.14)	$(0.13)
From net realized gain on investments	—		(0.05)	—	—	(0.56)	(0.25)

Total distributions declared to shareholders	$—		$(0.22)	$(0.16)	$(0.12)	$(0.70)	$(0.38)

Net asset value, end of period (x)	$13.52		$12.54	$12.83	$11.68	$9.67	$15.12

Total return (%) (k)(r)(s)(x)	7.81	(n)	(0.47)	11.22	22.45	(32.74)	7.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.04	1.08	1.09	1.09	1.11
Expenses after expense reductions (f)	1.04	(a)	1.04	1.08	1.09	1.09	1.11
Net investment income	1.69	(a)	1.58	1.35	1.75	1.57	1.16
Portfolio turnover	9	(n)	18	28	26	36	23
Net assets at end of period (000 omitted)	$900,249		$831,481	$750,049	$617,739	$218,528	$197,844

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

20-C

MFS High Yield Portfolio

Financial Highlights

	Six months ended 6/30/12		Years ended 12/31
	(unaudited)		2011	2010	2009	2008	2007
Initial Class
Net asset value, beginning of period	$5.64		$5.96	$5.67	$4.25	$6.56	$6.93

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.41	$0.42	$0.44	$0.49	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.18		(0.18)	0.42	1.49	(2.26)	(0.34)

Total from investment operations	$0.39		$0.23	$0.84	$1.93	$(1.77)	$0.15

Less distributions declared to shareholders
From net investment income	$—		$(0.55)	$(0.55)	$(0.51)	$(0.54)	$(0.52)

Net asset value, end of period (x)	$6.03		$5.64	$5.96	$5.67	$4.25	$6.56

Total return (%) (k)(r)(s)(x)	6.91	(n)	4.13	15.53	50.00	(29.50)	1.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.86	0.88	0.87	0.89	0.84
Expenses after expense reductions (f)	0.79	(a)	0.81	0.83	0.82	0.84	0.79
Net investment income	7.04	(a)	6.97	7.42	9.21	8.60	7.25
Portfolio turnover	22	(n)	57	62	58	63	69
Net assets at end of period (000 omitted)	$143,165		$145,773	$122,666	$121,416	$96,605	$175,408

	Six months ended 6/30/12		Years ended 12/31
	(unaudited)		2011	2010	2009	2008	2007
Service Class
Net asset value, beginning of period	$5.59		$5.91	$5.63	$4.21	$6.50	$6.88

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.40	$0.41	$0.43	$0.47	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	0.18		(0.19)	0.40	1.49	(2.24)	(0.35)

Total from investment operations	$0.38		$0.21	$0.81	$1.92	$(1.77)	$0.12

Less distributions declared to shareholders
From net investment income	$—		$(0.53)	$(0.53)	$(0.50)	$(0.52)	$(0.50)

Net asset value, end of period (x)	$5.97		$5.59	$5.91	$5.63	$4.21	$6.50

Total return (%) (k)(r)(s)(x)	6.80	(n)	3.86	15.17	49.97	(29.64)	1.56

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.11	1.13	1.12	1.14	1.09
Expenses after expense reductions (f)	1.04	(a)	1.06	1.08	1.07	1.09	1.04
Net investment income	6.79	(a)	6.73	7.18	9.01	8.38	7.01
Portfolio turnover	22	(n)	57	62	58	63	69
Net assets at end of period (000 omitted)	$76,042		$83,400	$101,189	$108,217	$103,169	$149,162

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

21-C

MFS VARIABLE INSURANCE TRUST and MFS VARIABLE INSURANCE TRUST II

500 Boylston Street

Boston, Massachusetts 02116-3741

(617) 954-5000

STATEMENT OF ADDITIONAL INFORMATION

Dated: [    ], 2012

This Statement of Additional Information (“SAI”) is available to the shareholders of each of the series or funds of Sun Capital Advisers Trust (“Sun Capital Trust”) listed below as an “Acquired Fund” in connection with the proposed reorganization providing for the combination of each Acquired Fund into the corresponding series or fund of MFS Variable Insurance Trust (“MFS VIT”) or MFS Variable Insurance Trust II (“MFS VIT II”) listed below as an “Acquiring Fund” (each, a “Reorganization” and, together, the “Reorganizations”):

Acquired Funds		Corresponding Acquiring Funds
SC WMC Large Cap Growth Fund	—	MFS Growth Series

SC Davis Venture Value Fund,	—	MFS Research Series

SC WMC Blue Chip Mid Cap Fund	—	MFS Mid Cap Growth Series

SC Invesco Small Cap Growth Fund	—	MFS New Discovery Series

Sun Capital Investment Grade Bond Fund	—	MFS Research Bond Series

SC PIMCO Total Return Fund	—	MFS Research Bond Series

SC Lord Abbett Growth & Income Fund	—	MFS Value Series

SC PIMCO High Yield Fund	—	MFS High Yield Portfolio

This SAI is not a prospectus but should be read in conjunction with the Joint Prospectus/Proxy Statement dated [ ], 2012 relating to the Reorganizations. The Joint Prospectus/Proxy Statement, which describes the Reorganizations, may be obtained without charge by writing to MFS VIT or MFS VIT II at the address above or by calling the following toll free telephone number: [1 (800)             ].

Statement of Additional Information of MFS VIT and MFS VIT II, dated [    ], 2012.

Financial Statements of MFS VIT, MFS VIT II and Sun Capital Trust, each for the fiscal year ended December 31, 2011 (audited) and for the period ended June 30, 2012 (unaudited), relating to the Acquiring Funds and the Acquired Funds, respectively.

Pro Forma Financial Information (unaudited) for each Reorganization.

INFORMATION INCORPORATED BY REFERENCE

This SAI incorporates by reference the following documents (or designated portions thereof) as filed with the Securities and Exchange Commission (“SEC”):

(1)	The SAI of MFS VIT, dated April 29, 2012, as supplemented;

(2)	The SAI of MFS VIT II, dated April 29, 2012, as supplemented;

(3)	The SAI of Sun Capital Trust, dated May 1, 2012, as supplemented;

(4)	The Financial Statements of SC WMC Large Cap Growth Fund, SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund, SC Invesco Small Cap Growth Fund, Sun Capital Investment Grade Bond Fund, SC PIMCO Total Return Fund, SC Lord Abbett Growth & Income Fund and SC PIMCO High Yield Fund included in their Annual Report to Shareholders, dated December 31, 2011.

(5)	The Financial Statements of SC WMC Large Cap Growth Fund, SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund, SC Invesco Small Cap Growth Fund, Sun Capital Investment Grade Bond Fund, SC PIMCO Total Return Fund, SC Lord Abbett Growth & Income Fund and SC PIMCO High Yield Fund included in their Semi-Annual Report to Shareholders, dated June 30, 2012.

(6)	The Financial Statements of MFS Growth Series, MFS Research Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Research Bond Series, MFS Value Series and MFS High Yield Portfolio included in their Annual Reports to Shareholders, each dated December 31, 2011.

(7)	The Financial Statements of MFS Growth Series, MFS Research Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Research Bond Series, MFS Value Series and MFS High Yield Portfolio included in their Semi-Annual Reports to Shareholders, each dated June 30, 2012.

Pro Forma Financial Information

Below are unaudited pro forma financial information reflecting consummation of the Reorganizations.

PRO FORMA FINANCIAL INFORMATION

SC WMC Large Cap Growth Fund into MFS Growth Series

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the SC WMC Large Cap Growth Fund (the “Acquired Fund”) and the MFS Growth Series (the “Acquiring Fund”) for the twelve-month period ended June 30, 2012. The unaudited pro forma financial information should be read in conjunction with the annual and semi-annual shareholder reports of the Acquired Fund and the Acquiring Fund at December 31, 2011 and June 30, 2012, respectively.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended June 30, 2012 has been prepared to give effect to the proposed reorganization of the Acquired Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as if it had been consummated on July 1, 2011. Under the Plan, the Acquired Fund would transfer all of its assets and stated liabilities to the Acquiring Fund in exchange for shares of the corresponding class of shares of the Acquiring Fund, as described in the table below.

Acquiring Fund	Acquired Fund
Initial Class Shares	Initial Class Shares
Service Class Shares	Service Class Shares

Basis of Pro Forma Financial Information

The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, the Acquired Fund and the Acquiring Fund should not recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the surviving entity for pre-reorganization periods will not be restated. The Acquiring Fund will be the accounting survivor of the reorganization for financial statement purposes.

The Acquiring Fund has a similar investment objective as the Acquired Fund. The Acquiring Fund also has similar principal investment strategies to those of the Acquired Fund.

Acquired Fund’s and Acquiring Fund’s Net Assets as of June 30, 2012

The table below shows the net assets of the Acquired Fund, the Acquiring Fund, pro forma adjustments and the pro forma combined net assets assuming the reorganization is completed as of June 30, 2012.

Acquired Fund’s Net Assets	Acquiring Fund’s Net Assets	Pro Forma Adjustments	Pro Forma Combined Net Assets
$190,402,427	$582,168,271	$(116,000)	$772,454,698

Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined funds as if the Reorganization had taken place on July 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and the Acquiring Fund, and have been prepared in accordance with U.S. generally accepted accounting principles, which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Total Pro Forma Combined Fund Expenses Before Reorganization		$6,497,220

Increase (decrease) in expense
Management fees	$(27,328)
Administrative services fee	(29,913)
Directors/Trustee compensation	(6,639)
Shareholder servicing costs	8,761
Custodian fee	(60,918)
Printing	—
Audit and tax fees	(35,736)
Legal fees	(7,814)
Miscellaneous	585
Distribution/12b-1 fee – Service Class	—

Total increase (decrease) in expense		(159,002)

Total Pro Forma Combined Fund Expenses After Reorganization		$6,338,218

As noted in the table below, upon consummation of the reorganization, the Pro Forma Combined Fund’s net expense ratios calculated on a pro forma basis are estimated to be 6 basis points lower for both share classes as compared to the current expense ratios for the corresponding classes of the Acquired Fund. With respect to the Acquiring Fund, it is estimated that the net expense ratios for both share classes will decrease by 1 basis point as a result of the transaction.

Annual Total Operating Expenses1

Twelve Months Ended June 30, 2012

	Acquired Fund	Acquiring Fund	Pro Forma Combined Fund[2]
Initial Class	0.89%	0.84%	0.83%
Service Class	1.14%	1.09%	1.08%

[1]	Expenses computed for the twelve-month period ended June 30, 2012.
[2]	Assumes that the reorganization occurred on the first day of the twelve-month period ended June 30, 2012.

Accounting Policies

No accounting policies will change as a result of the Reorganization.

Reorganization Costs

The fees and expenses associated with the proposed reorganization, including the estimated portfolio repositioning costs described in the Joint Prospectus/Proxy Statement in the section entitled “Overview-Additional Information”, are estimated to be approximately $204,125. MFS, the Acquiring Funds’ investment adviser, has agreed to pay the Acquired Fund’s reasonable costs associated with the Reorganization (other than fees and expenses associated with repositioning the Acquired Fund’s portfolio in connection with the Reorganization). The Acquiring Fund will bear its own fees and expenses associated with the Reorganization, which are estimated to be $32,000. The Acquired Fund will bear the brokerage commissions and other transaction costs associated with repositioning the Acquired Fund’s portfolio holdings in connection with the Reorganization. These fees and expenses are estimated to be approximately $84,000. The repositioning costs will be borne by the Acquired Fund and its shareholders. The fees and expenses that MFS has agreed to pay in connection with the Reorganization are estimated to be approximately $88,125.

Capital Loss Carryforwards

At December 31, 2011, the Acquired Fund and Acquiring Fund had a capital loss carryforward of $0 and $44,667,245, respectively. Utilization of capital loss carryforwards of the Acquired Fund will be subject to limitations because of an ownership change. Because of these limitations, the capital losses of the Acquired Fund may expire without being utilized. Additionally, for five years beginning after the Closing Date of the Reorganization, the Acquiring Fund will not be allowed to offset certain pre-Reorganization built-in gains attributable to the one Fund (if any) with capital loss carryforwards attributable to the other Fund.

Pro Forma Financial Information

SC Davis Venture Value Fund into MFS Research Series

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the SC Davis Venture Value Fund (the “Acquired Fund”) and the MFS Research Series (the “Acquiring Fund”) for the twelve-month period ended June 30, 2012. The unaudited pro forma financial information should be read in conjunction with the annual and semi-annual shareholder reports of the Acquired Fund and the Acquiring Fund at December 31, 2011 and June 30, 2012, respectively.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended June 30, 2012 has been prepared to give effect to the proposed reorganization of the Acquired Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as if it had been consummated on July 1, 2011. Under the Plan, the Acquired Fund would transfer all of its assets and stated liabilities to the Acquiring Fund in exchange for shares of the corresponding class of shares of the Acquiring Fund, as described in the table below.

Acquiring Fund	Acquired Fund
Initial Class Shares	Initial Class Shares
Service Class Shares	Service Class Shares

Basis of Pro Forma Financial Information

The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, the Acquired Fund and the Acquiring Fund should not recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the surviving entity for pre-reorganization periods will not be restated. The Acquiring Fund will be the accounting survivor of the reorganization for financial statement purposes.

The Acquiring Fund has a similar investment objective as the Acquired Fund. The Acquiring Fund also has similar principal investment strategies to those of the Acquired Fund.

Acquired Fund’s and Acquiring Fund’s Net Assets as of June 30, 2012

The table below shows the net assets of the Acquired Fund, the Acquiring Fund, pro forma adjustments and the pro forma combined net assets assuming the reorganization is completed as of June 30, 2012.

Acquired Fund’s Net Assets	Acquiring Fund’s Net Assets	Pro Forma Adjustments	Pro Forma Combined Net Assets
$383,021,557	$183,180,404	$(173,000)	$566,028,961

Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined funds as if the Reorganization had taken place on July 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and the Acquiring Fund, and have been prepared in accordance with U.S. generally accepted accounting principles, which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Total Pro Forma Combined Fund Expenses Before Reorganization		$5,673,342

Increase (decrease) in expense
Management fees	$—
Administrative services fee	(62,123)
Directors/Trustee compensation	(7,830)
Shareholder servicing costs	30,762
Custodian fee	(42,287)
Printing	—
Audit and tax fees	(36,852)
Legal fees	(14,422)
Miscellaneous	9,194
Distribution/12b-1 fee – Service Class	—

Total increase (decrease) in expense		(123,558)

Total Pro Forma Combined Fund Expenses After Reorganization		$5,549,784

As noted in the table below, upon consummation of the reorganization, the Pro Forma Combined Fund’s net expense ratios calculated on a pro forma basis are estimated to be 1 basis point lower for both share classes as compared to the current expense ratios for the corresponding classes of the Acquired Fund. With respect to the Acquiring Fund, it is estimated that the net expense ratios for both share classes will decrease by 4 basis points as a result of the transaction.

Annual Total Operating Expenses1

Twelve Months Ended June 30, 2012

	Acquired Fund	Acquiring Fund	Pro Forma Combined Fund[2]
Initial Class	0.85%	0.88%	0.84%
Service Class	1.10%	1.13%	1.09%

[1]	Expenses computed for the twelve-month period ended June 30, 2012.
[2]	Assumes that the reorganization occurred on the first day of the twelve-month period ended June 30, 2012.

Accounting Policies

No accounting policies will change as a result of the Reorganization.

Reorganization Costs

The fees and expenses associated with the proposed reorganization, including the estimated portfolio repositioning costs described in the Joint Prospectus/Proxy Statement in the section entitled “Overview-Additional Information”, are estimated to be approximately $261,125. MFS, the Acquiring Funds’ investment adviser, has agreed to pay the Acquired Fund’s reasonable costs associated with the Reorganization (other than fees and expenses associated with repositioning the Acquired Fund’s portfolio in connection with the Reorganization). The Acquiring Fund will bear its own fees and expenses associated with the Reorganization, which are estimated to be $32,000. The Acquired Fund will bear the brokerage commissions and other transaction costs associated with repositioning the Acquired Fund’s portfolio holdings in connection with the Reorganization. These fees and expenses are estimated to be approximately $141,000. The repositioning costs will be borne by the Acquired Fund and its shareholders. The fees and expenses that MFS has agreed to pay in connection with the Reorganization are estimated to be approximately $88,125.

Capital Loss Carryforwards

At December 31, 2011, the Acquired Fund and Acquiring Fund had a capital loss carryforward of $0 and $35,088,790, respectively. Utilization of capital loss carryforwards of the Acquired Fund will be subject to limitations because of an ownership change. Because of these limitations, the capital losses of the Acquired Fund may expire without being utilized. Additionally, for five years beginning after the Closing Date of the Reorganization, the Acquiring Fund will not be allowed to offset certain pre-Reorganization built-in gains attributable to the one Fund (if any) with capital loss carryforwards attributable to the other Fund.

Pro Forma Financial Information

SC WMC Blue Chip Mid Cap Fund into MFS Mid Cap Growth Series

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the SC WMC Blue Chip Mid Cap Fund (the “Acquired Fund”) and the MFS Mid Cap Growth Series (the “Acquiring Fund”) for the twelve-month period ended June 30, 2012. The unaudited pro forma financial information should be read in conjunction with the annual and semi-annual shareholder reports of the Acquired Fund and the Acquiring Fund at December 31, 2011 and June 30, 2012, respectively.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended June 30, 2012 has been prepared to give effect to the proposed reorganization of the Acquired Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as if it had been consummated on July 1, 2011. Under the Plan, the Acquired Fund would transfer all of its assets and stated liabilities to the Acquiring Fund in exchange for shares of the corresponding class of shares of the Acquiring Fund, as described in the table below.

Acquiring Fund	Acquired Fund
Initial Class Shares	Initial Class Shares
Service Class Shares	Service Class Shares

Basis of Pro Forma Financial Information

The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, the Acquired Fund and the Acquiring Fund should not recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the surviving entity for pre-reorganization periods will not be restated. The Acquiring Fund will be the accounting survivor of the reorganization for financial statement purposes.

The Acquiring Fund has a similar investment objective as the Acquired Fund. The Acquiring Fund also has similar principal investment strategies to those of the Acquired Fund.

Acquired Fund’s and Acquiring Fund’s Net Assets as of June 30, 2012

The table below shows the net assets of the Acquired Fund, the Acquiring Fund, pro forma adjustments and the pro forma combined net assets assuming the reorganization is completed as of June 30, 2012.

Acquired Fund’s Net Assets	Acquiring Fund’s Net Assets	Pro Forma Adjustments	Pro Forma Combined Net Assets
$178,805,752	$111,483,451	$(137,000)	$290,152,203

Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined funds as if the Reorganization had taken place on July 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and the Acquiring Fund, and have been prepared in accordance with U.S. generally accepted accounting principles, which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Total Pro Forma Combined Fund Expenses Before Reorganization		$2,986,096

Increase (decrease) in expense
Management fees	$(94,973)
Administrative services fee	(28,622)
Directors/Trustee compensation	(2,164)
Shareholder servicing costs	7,683
Custodian fee	(29,355)
Printing	(9,495)
Audit and tax fees	(35,629)
Legal fees	(7,141)
Miscellaneous	6,419
Distribution/12b-1 fee – Service Class	—

Total increase (decrease) in expense		(193,277)

Total Pro Forma Combined Fund Expenses After Reorganization		$2,792,819

As noted in the table below, upon consummation of the reorganization, the Pro Forma Combined Fund’s net expense ratios calculated on a pro forma basis are estimated to be 9 basis points lower for both share classes as compared to the current expense ratios for the corresponding classes of the Acquired Fund. With respect to the Acquiring Fund, it is estimated that the net expense ratios for both share classes will decrease by 3 basis points as a result of the transaction.

Annual Total Operating Expenses1

Twelve Months Ended June 30, 2012

	Acquired Fund	Acquiring Fund	Pro Forma Combined Fund[2]
Initial Class	0.95%	0.89%	0.86%
Service Class	1.20%	1.14%	1.11%

[1]	Expenses computed for the twelve-month period ended June 30, 2012.
[2]	Assumes that the reorganization occurred on the first day of the twelve-month period ended June 30, 2012.

Accounting Policies

No accounting policies will change as a result of the Reorganization.

Reorganization Costs

The fees and expenses associated with the proposed reorganization, including the estimated portfolio repositioning costs described in the Joint Prospectus/Proxy Statement in the section entitled “Overview-Additional Information”, are estimated to be approximately $225,125. MFS, the Acquiring Funds’ investment adviser, has agreed to pay the Acquired Fund’s reasonable costs associated with the Reorganization (other than fees and expenses associated with repositioning the Acquired Fund’s portfolio in connection with the Reorganization). The Acquiring Fund will bear its own fees and expenses associated with the Reorganization, which are estimated to be $32,000. The Acquired Fund will bear the brokerage commissions and other transaction costs associated with repositioning the Acquired Fund’s portfolio holdings in connection with the Reorganization. These fees and expenses are estimated to be approximately $105,000. The repositioning costs will be borne by the Acquired Fund and its shareholders. The fees and expenses that MFS has agreed to pay in connection with the Reorganization are estimated to be approximately $88,125.

Capital Loss Carryforwards -

At December 31, 2011, the Acquired Fund and Acquiring Fund had a capital loss carryforward of $0 and $15,120,986, respectively. Utilization of capital loss carryforwards of the Acquired Fund will be subject to limitations because of an ownership change. Because of these limitations, the capital losses of the Acquired Fund may expire without being utilized. Additionally, for five years beginning after the Closing Date of the Reorganization, the Acquiring Fund will not be allowed to offset certain pre-Reorganization built-in gains attributable to the one Fund (if any) with capital loss carryforwards attributable to the other Fund.

Pro Forma Financial Information

SC Invesco Small Cap Growth Fund into MFS New Discovery Series

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the SC Invesco Small Cap Growth Fund (the “Acquired Fund”) and the MFS New Discovery Series (the “Acquiring Fund”) for the twelve-month period ended June 30, 2012. The unaudited pro forma financial information should be read in conjunction with the annual and semi-annual shareholder reports of the Acquired Fund and the Acquiring Fund at December 31, 2011 and June 30, 2012, respectively.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended June 30, 2012 has been prepared to give effect to the proposed reorganization of the Acquired Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as if it had been consummated on July 1, 2011. Under the Plan, the Acquired Fund would transfer all of its assets and stated liabilities to the Acquiring Fund in exchange for shares of the corresponding class of shares of the Acquiring Fund, as described in the table below.

Acquiring Fund	Acquired Fund
Initial Class Shares	Initial Class Shares
Service Class Shares	Service Class Shares

Basis of Pro Forma Financial Information

The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, the Acquired Fund and the Acquiring Fund should not recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the surviving entity for pre-reorganization periods will not be restated. The Acquiring Fund will be the accounting survivor of the reorganization for financial statement purposes.

The Acquiring Fund has a similar investment objective as the Acquired Fund. The Acquiring Fund also has similar principal investment strategies to those of the Acquired Fund.

Acquired Fund’s and Acquiring Fund’s Net Assets as of June 30, 2012

The table below shows the net assets of the Acquired Fund, the Acquiring Fund, pro forma adjustments and the pro forma combined net assets assuming the reorganization is completed as of June 30, 2012.

Acquired Fund’s Net Assets	Acquiring Fund’s Net Assets	Pro Forma Adjustments	Pro Forma Combined Net Assets
$43,571,507	$693,367,374	$(41,000)	$736,897,881

Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined funds as if the Reorganization had taken place on July 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and the Acquiring Fund, and have been prepared in accordance with U.S. generally accepted accounting principles, which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Total Pro Forma Combined Fund Expenses Before Reorganization		$8,486,826

Increase (decrease) in expense
Management fees (a)	$6,932
Administrative services fee	(25,493)
Directors/Trustee compensation	(457)
Shareholder servicing costs	(2,568)
Custodian fee	(31,127)
Printing	—
Audit and tax fees	(34,970)
Legal fees	(1,689)
Miscellaneous	(786)
Distribution/12b-1 fee – Service Class	—

Total increase (decrease) in expense		(90,158)

Total Pro Forma Combined Fund Expenses After Reorganization		$8,396,668

(a)	The proposal has been structured so that shareholders of Acquired Fund will not experience a significant increase in management fees as a result of the reorganization.

As noted in the table below, upon consummation of the reorganization, the Pro Forma Combined Fund’s net expense ratios calculated on a pro forma basis are estimated to be 18 basis points lower for both share classes as compared to the current expense ratios for the corresponding classes of Acquired Fund. With respect to Acquiring Fund, it is estimated that the net expense ratios for both share classes will decrease by 1 basis point as a result of the transaction.

Annual Total Operating Expenses1

Twelve Months Ended June 30, 2012

	Acquired Fund	Acquiring Fund	Pro Forma Combined Fund[2]
Initial Class	1.16%	0.99%	0.98%
Service Class	1.41%	1.24%	1.23%

[1]	Expenses computed for the twelve-month period ended June 30, 2012.
[2]	Assumes that the reorganization occurred on the first day of the twelve-month period ended June 30, 2012.

Accounting Policies

No accounting policies will change as a result of the Reorganization.

Reorganization Costs

The fees and expenses associated with the proposed reorganization, including the estimated portfolio repositioning costs described in the Joint Prospectus/Proxy Statement in the section entitled “Overview-Additional Information”, are estimated to be approximately $156,125. MFS, the Acquiring Funds’ investment adviser, has agreed to pay the Acquired Fund’s reasonable costs associated with the Reorganization (other than fees and expenses associated with repositioning the Acquired Fund’s portfolio in connection with the Reorganization). MFS has also agreed to pay the Acquiring Fund’s legal expenses associated with the Reorganization; the Acquiring Fund will bear all other expenses associated with the Reorganization, which are estimated to be approximately $5,000. The Acquired Fund will bear the brokerage commissions and other transaction costs associated with repositioning the Acquired Fund’s portfolio holdings in connection with the Reorganization. These fees and expenses are estimated to be approximately $36,000. These repositioning costs will be borne by the Acquired Fund and its shareholders. The fees and expenses that MFS has agreed to pay in connection with the Reorganization (including the legal expenses of the Acquiring Fund) are estimated to be approximately $115,125.

Capital Loss Carryforwards

At December 31, 2011, neither the Acquired Fund nor the Acquiring Fund had capital loss carryforwards.

Pro Forma Financial Information

Sun Capital Investment Grade Bond Fund into MFS Research Bond Series

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Sun Capital Investment Grade Bond Fund (the “Acquired Fund”) and the MFS Research Bond Series (the “Acquiring Fund”) for the twelve-month period ended June 30, 2012. The unaudited pro forma financial information should be read in conjunction with the annual and semi-annual shareholder reports of the Acquired Fund and the Acquiring Fund at December 31, 2011 and June 30, 2012, respectively.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended June 30, 2012 has been prepared to give effect to the proposed reorganization of the Acquired Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as if it had been consummated on July 1, 2011. Under the Plan, the Acquired Fund would transfer all of its assets and stated liabilities to the Acquiring Fund in exchange for shares of the corresponding class of shares of the Acquiring Fund, as described in the table below.

Acquiring Fund	Acquired Fund
Initial Class Shares	Initial Class Shares
Service Class Shares	Service Class Shares

Basis of Pro Forma Financial Information

The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, the Acquired Fund and the Acquiring Fund should not recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the surviving entity for pre-reorganization periods will not be restated. The Acquiring Fund will be the accounting survivor of the reorganization for financial statement purposes.

The Acquired and Acquiring Funds’ investment objectives differ somewhat in that the Acquired Fund seeks high current income consistent with relative stability of principal, while the Acquiring Fund seeks total return with an emphasis on current income, but also considering capital appreciation. Both of the Acquired and Acquiring Funds have similar principal investment strategies.

Acquired Fund’s and Acquiring Fund’s Net Assets as of June 30, 2012

The table below shows the net assets of the Acquired Fund, the Acquiring Fund, pro forma adjustments and the pro forma combined net assets assuming the Reorganization is completed as of June 30, 2012.

Acquired Fund’s Net Assets	Acquiring Fund’s Net Assets	Pro Forma Adjustments	Pro Forma Combined Net Assets
$496,786,469	$920,005,204	$(347,000)	$1,416,444,673

In addition, the table below shows the net assets of the Acquired Funds, the Acquiring Fund, pro forma adjustments and the pro forma combined net assets assuming both of the Investment Grade and Total Return Reorganizations are completed as of June 30, 2012.

Acquired Fund’s Net Assets	Acquired Fund’s (SC PIMCO Total Return) Net Assets	Acquiring Fund’s Net Assets	Pro Forma Adjustments	Pro Forma Combined Net Assets
$496,786,469	$1,071,985,792	$920,005,204	$(768,000)	$2,488,009,465

Pro Forma Adjustments

The tables below reflect adjustments to expenses needed to the pro forma combined funds as if the Investment Grade Reorganization (Table 1) and both of the Investment Grade and Total Return Reorganizations (Table 2) had taken place on July 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and the Acquiring Fund, and have been prepared in accordance with U.S. generally accepted accounting principles, which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Table 1 (Investment Grade Reorganization)

Total Pro Forma Combined Fund Expenses Before Reorganization		$9,315,829

Increase (decrease) in expense
Management fees	$(490,289)
Administrative services fee	(74,545)
Directors/Trustee compensation	(15,618)
Shareholder servicing costs	39,902
Custodian fee	(86,012)
Printing	—
Audit and tax fees	(36,137)
Legal fees	(19,789)
Miscellaneous	2,606
Distribution/12b-1 fee – Service Class	—

Total increase (decrease) in expense		(679,882)

Total Pro Forma Combined Fund Expenses After Reorganization		$8,635,947

Table 2 (Investment Grade and Total Return Reorganizations)

Total Pro Forma Combined Fund Expenses Before Reorganization		$17,925,241

Increase (decrease) in expense
Management fees	$(2,062,831)
Administrative services fee	80,004
Directors/Trustee compensation	(45,440)
Shareholder servicing costs	148,400
Custodian fee	(4,947)
Printing	62,829
Audit and tax fees	(36,137)
Legal fees	(26,347)
Miscellaneous	21,290
Distribution/12b-1 fee – Service Class	—

Total increase (decrease) in expense		(1,863,179)

Total Pro Forma Combined Fund Expenses After Reorganization		$16,062,062

As noted in the table below, upon consummation of the Investment Grade Reorganization, the Pro Forma Combined Fund’s net expense ratios calculated on a pro forma basis are estimated to be 14 basis points lower for both share classes as compared to the current expense ratios for the corresponding classes of the Acquired Fund. With respect to the Acquiring Fund, it is estimated that the net expense ratios for both share classes will decrease by 1 basis point as a result of the transaction. If both Investment Grade and Total Return Reorganizations are consummated, the Pro Forma Combined Fund’s net expense ratios calculated on a pro forma basis are estimated to be 15 basis points lower for both share classes as compared to the current expense ratios for the corresponding classes of the Acquired Fund. With respect to the Acquiring Fund, it is estimated that the net expense ratios for both share classes will decrease by 2 basis points as a result of the transaction.

Annual Total Operating Expenses1

Twelve Months Ended June 30, 2012

	Acquired Fund	Acquiring Fund	Pro Forma Combined Fund[2] (A)	Pro Forma Combined Fund[2] (B)
Initial Class	0.70%	0.57%	0.56%	0.55%

Service Class	0.95%	0.82%	0.81%	0.80%

[1]	Expenses computed for the twelve-month period ended June 30, 2012.
[2]	Assumes that the reorganization occurred on the first day of the twelve-month period ended June 30, 2012.
(A)	assumes consummation of Investment Grade Reorganization solely
(B)	assumes consummation of both Investment Grade and Total Return Reorganizations

Accounting Policies

No accounting policies will change as a result of the Reorganization.

Reorganization Costs

The fees and expenses associated with the proposed reorganization, including the estimated portfolio repositioning costs described in the Joint Prospectus/Proxy Statement in the section entitled “Overview-Additional Information”, are estimated to be approximately $435,125. MFS, the Acquiring Funds’ investment adviser, has agreed to pay the Acquired Fund’s reasonable costs associated with the Reorganization (other than fees and expenses associated with repositioning the Acquired Fund’s portfolio in connection with the Reorganization). The Acquiring Fund will bear its own fees and expenses associated with the Reorganization, which are estimated to be $32,000. The Acquired Fund will bear the brokerage commissions and other transaction costs associated with repositioning the Acquired Fund’s portfolio holdings in connection with the Reorganization. These fees and expenses are estimated to be approximately $315,000. The repositioning costs will be borne by the Acquired Fund and its shareholders. The fees and expenses that MFS has agreed to pay in connection with the Reorganization are estimated to be approximately $88,125.

Capital Loss Carryforwards

At December 31, 2011, neither the Acquired Funds nor the Acquiring Fund had capital loss carry forwards.

Pro Forma Financial Information

SC PIMCO Total Return Fund into MFS Research Bond Series

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the SC PIMCO Total Return Fund (the “Acquired Fund”) and the MFS Research Bond Series (the “Acquiring Fund”) for the twelve-month period ended June 30, 2012. The unaudited pro forma financial information should be read in conjunction with the annual and semi-annual shareholder reports of the Acquired Fund and the Acquiring Fund at December 31, 2011 and June 30, 2012, respectively.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended June 30, 2012 has been prepared to give effect to the proposed reorganization of the Acquired Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as if it had been consummated on July 1, 2011. Under the Plan, the Acquired Fund would transfer all of its assets and stated liabilities to the Acquiring Fund in exchange for shares of the corresponding class of shares of the Acquiring Fund, as described in the table below.

Acquiring Fund	Acquired Fund
Initial Class Shares	Initial Class Shares
Service Class Shares	Service Class Shares

Basis of Pro Forma Financial Information

The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, the Acquired Fund and the Acquiring Fund should not recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the surviving entity for pre-reorganization periods will not be restated. The Acquiring Fund will be the accounting survivor of the reorganization for financial statement purposes.

The Acquired and Acquiring Funds’ investment objectives differ somewhat in that the Acquired Fund seeks maximum total return, consistent with capital preservation, while the Acquiring Fund seeks total return with an emphasis on current income, but also considering capital appreciation. Both of the Acquired and Acquiring Funds have similar principal investment strategies.

Acquired Fund’s and Acquiring Fund’s Net Assets as of June 30, 2012

The table below shows the net assets of the Acquired Fund, the Acquiring Fund, pro forma adjustments and the pro forma combined net assets assuming the Reorganization is completed as of June 30, 2012.

Acquired Fund’s Net Assets	Acquiring Fund’s Net Assets	Pro Forma Adjustments	Pro Forma Combined Net Assets
$1,071,985,792	$920,005,204	$(421,000)	$1,991,569,996

In addition, the table below shows the net assets of the Acquired Funds, the Acquiring Fund, pro forma adjustments and the pro forma combined net assets assuming both of the Investment Grade and Total Return Reorganizations are completed as of June 30, 2012.

Acquired Fund’s Net Assets	Acquired Fund’s (Sun Capital Investment Grade Bond) Net Assets	Acquiring Fund’s Net Assets	Pro Forma Adjustments	Pro Forma Combined Net Assets
$1,071,985,792	$496,786,469	$920,005,204	$(768,000)	$2,488,009,465

Pro Forma Adjustments

The tables below reflect adjustments to expenses needed to the pro forma combined funds as if the Investment Grade Reorganization (Table 1) and both of the Investment Grade and Total Return Reorganizations (Table 2) had taken place on July 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and the Acquiring Fund, and have been prepared in accordance with U.S. generally accepted accounting principles, which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Table 1 (Investment Grade Reorganization)

Total Pro Forma Combined Fund Expenses Before Reorganization		$14,165,400

Increase (decrease) in expense
Management fees	$(1,576,338)
Administrative services fee	161,872
Directors/Trustee compensation	(29,194)
Shareholder servicing costs	108,499
Custodian fee	126,043
Printing	97,690
Audit and tax fees	—
Legal fees	(1,291)
Miscellaneous	(8,950)
Distribution/12b-1 fee – Service Class	—

Total increase (decrease) in expense		(1,121,669)

Total Pro Forma Combined Fund Expenses After Reorganization		$13,043,731

Table 2 (Investment Grade and Total Return Reorganizations)

Total Pro Forma Combined Fund Expenses Before Reorganization		$17,925,241

Increase (decrease) in expense
Management fees	$(2,062,831)
Administrative services fee	80,004
Directors/Trustee compensation	(45,440)
Shareholder servicing costs	148,400
Custodian fee	(4,947)
Printing	62,829
Audit and tax fees	(36,137)
Legal fees	(26,347)
Miscellaneous	21,290
Distribution/12b-1 fee – Service Class	—

Total increase (decrease) in expense		(1,863,179)

Total Pro Forma Combined Fund Expenses After Reorganization		$16,062,062

As noted in the table below, upon consummation of the Total Return Reorganization, the Pro Forma Combined Fund’s net expense ratios calculated on a pro forma basis are estimated to be 10 basis points lower for both share classes as compared to the current expense ratios for the corresponding classes of the Acquired Fund. With respect to the Acquiring Fund, it is estimated that the net expense ratios for both share classes will decrease by 1 basis point as a result of the transaction. If both Total Return and Investment Grade Reorganizations are consummated, the Pro Forma Combined Fund’s net expense ratios calculated on a pro forma basis are estimated to be 11 basis points lower for both share classes as compared to the current expense ratios for the corresponding classes of the Acquired Fund. With respect to the Acquiring Fund, it is estimated that the net expense ratios for both share classes will decrease by 2 basis points as a result of the transaction.

Annual Total Operating Expenses1

Twelve Months Ended June 30, 2012

	Acquired Fund	Acquiring Fund	Pro Forma Combined Fund[2] (A)	Pro Forma Combined Fund[2] (B)
Initial Class	0.66%	0.57%	0.56%	0.55%
Service Class	0.91%	0.82%	0.81%	0.80%

[1]	Expenses computed for the twelve-month period ended June 30, 2012.
[2]	Assumes that the reorganization occurred on the first day of the twelve-month period ended June 30, 2012.
(A)	assumes consummation of Investment Grade Reorganization solely
(B)	assumes consummation of both Investment Grade and Total Return Reorganizations

Accounting Policies

No accounting policies will change as a result of the Reorganization.

Reorganization Costs

The fees and expenses associated with the proposed reorganization, including the estimated portfolio repositioning costs described in the Joint Prospectus/Proxy Statement in the section entitled “Overview-Additional Information”, are estimated to be approximately $509,125. MFS, the Acquiring Funds’ investment adviser, has agreed to pay the Acquired Fund’s reasonable costs associated with the Reorganization (other than fees and expenses associated with repositioning the Acquired Fund’s portfolio in connection with the Reorganization). The Acquiring Fund will bear its own fees and expenses associated with the Reorganization, which are estimated to be $32,000. The Acquired Fund will bear the brokerage commissions and other transaction costs associated with repositioning the Acquired Fund’s portfolio holdings in connection with the Reorganization. These fees and expenses are estimated to be approximately $389,000. The repositioning costs will be borne by the Acquired Fund and its shareholders. The fees and expenses that MFS has agreed to pay in connection with the Reorganization are estimated to be approximately $88,125.

Capital Loss Carryforwards

At December 31, 2011, neither the Acquired Funds nor the Acquiring Fund had capital loss carry forwards.

Pro Forma Financial Information

SC Lord Abbett Growth & Income Fund into MFS Value Series

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the SC Lord Abbett Growth & Income Fund (the “Acquired Fund”) and the MFS Value Series (the “Acquiring Fund”) for the twelve-month period ended June 30, 2012. The unaudited pro forma financial information should be read in conjunction with the annual and semi-annual shareholder reports of the Acquired Fund and the Acquiring Fund at December 31, 2011 and June 30, 2012, respectively.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended June 30, 2012 has been prepared to give effect to the proposed reorganization of the Acquired Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as if it had been consummated on July 1, 2011. Under the Plan, the Acquired Fund would transfer all of its assets and stated liabilities to the Acquiring Fund in exchange for shares of the corresponding class of shares of the Acquiring Fund, as described in the table below.

Acquiring Fund	Acquired Fund
Initial Class Shares	Initial Class Shares
Service Class Shares	Service Class Shares

Basis of Pro Forma Financial Information

The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, the Acquired Fund and the Acquiring Fund should not recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the surviving entity for pre-reorganization periods will not be restated. The Acquiring Fund will be the accounting survivor of the reorganization for financial statement purposes.

The Acquired and Acquiring Funds’ investment objectives differ somewhat in that the Acquired Fund seeks long-term growth of capital and income without excessive fluctuations in market value, while the Acquiring Fund seeks capital appreciation. Both the Acquired and Acquiring Funds have similar principal investment strategies.

Acquired Fund’s and Acquiring Fund’s Net Assets as of June 30, 2012

The table below shows the net assets of the Acquired Fund, the Acquiring Fund, pro forma adjustments and the pro forma combined net assets assuming the reorganization is completed as of June 30, 2012.

Acquired Fund’s Net Assets	Acquiring Fund’s Net Assets	Pro Forma Adjustments	Pro Forma Combined Net Assets
$435,431,807	$1,253,554,562	$(307,000)	$1,688,679,369

Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined funds as if the Reorganization had taken place on July 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and the Acquiring Fund, and have been prepared in accordance with U.S. generally accepted accounting principles, which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Total Pro Forma Combined Fund Expenses Before Reorganization		$15,566,177

Increase (decrease) in expense
Management fees	$(1,033,885)
Administrative services fee	75,582
Directors/Trustee compensation	(9,881)
Shareholder servicing costs	48,229
Custodian fee	46,259
Printing	30,260
Audit and tax fees	—
Legal fees	(424)
Miscellaneous	11,965
Distribution/12b-1 fee – Service Class	—

Total increase (decrease) in expense		(831,895)

Total Pro Forma Combined Fund Expenses After Reorganization		$14,734,282

As noted in the table below, upon consummation of the reorganization, the Pro Forma Combined Fund’s net expense ratios calculated on a pro forma basis are estimated to be 12 basis points lower for both share classes as compared to the current expense ratios for the corresponding classes of Acquired Fund. With respect to Acquiring Fund, it is estimated that the net expense ratios for both share classes will decrease by 3 basis points as a result of the transaction.

Annual Total Operating Expenses1

Twelve Months Ended June 30, 2012

	Acquired Fund	Acquiring Fund	Pro Forma Combined Fund[2]
Initial Class	0.88%	0.79%	0.76%
Service Class	1.13%	1.04%	1.01%

[1]	Expenses computed for the twelve-month period ended June 30, 2012.
[2]	Assumes that the reorganization occurred on the first day of the twelve-month period ended June 30, 2012.

Accounting Policies

No accounting policies will change as a result of the Reorganization.

Reorganization Costs

The fees and expenses associated with the proposed reorganization, including the estimated portfolio repositioning costs described in the Joint Prospectus/Proxy Statement in the section entitled “Overview-Additional Information”, are estimated to be approximately $395,125. MFS, the Acquiring Funds’ investment adviser, has agreed to pay the Acquired Fund’s reasonable costs associated with the Reorganization (other than fees and expenses associated with repositioning the Acquired Fund’s portfolio in connection with the Reorganization). The Acquiring Fund will bear its own fees and expenses associated with the Reorganization, which are estimated to be $32,000. The Acquired Fund will bear the brokerage commissions and other transaction costs associated with repositioning the Acquired Fund’s portfolio holdings in connection with the Reorganization. These fees and expenses are estimated to be approximately $275,000. The repositioning costs will be borne by the Acquired Fund and its shareholders. The fees and expenses that MFS has agreed to pay in connection with the Reorganization are estimated to be approximately $88,125.

Capital Loss Carryforwards

At December 31, 2011, neither the Acquired Fund nor the Acquiring Fund had capital loss carryforwards.

Pro Forma Financial Information

SC PIMCO High Yield Fund into MFS High Yield Portfolio

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the SC PIMCO High Yield Fund (the “Acquired Fund”) and the MFS High Yield Portfolio (the “Acquiring Fund”) for the twelve-month period ended June 30, 2012. The unaudited pro forma financial information should be read in conjunction with the annual and semi-annual shareholder reports of the Acquired Fund and the Acquiring Fund at December 31, 2011 and June 30, 2012, respectively.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended June 30, 2012 has been prepared to give effect to the proposed reorganization of the Acquired Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as if it had been consummated on July 1, 2011. Under the Plan, the Acquired Fund would transfer all of its assets and stated liabilities to the Acquiring Fund in exchange for shares of the corresponding class of shares of the Acquiring Fund, as described in the table below.

Acquiring Fund	Acquired Fund
Initial Class Shares	Initial Class Shares
Service Class Shares	Service Class Shares

Basis of Pro Forma Financial Information

The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, the Acquired Fund and the Acquiring Fund should not recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the surviving entity for pre-reorganization periods will not be restated. The Acquiring Fund will be the accounting survivor of the reorganization for financial statement purposes.

The Acquired and Acquiring Funds’ investment objectives differ somewhat in that the Acquired Fund seeks maximum total return, consistent with capital preservation, while the Acquiring Fund seeks total return with an emphasis on high current income, but also considering capital appreciation. Both the Acquired and Acquiring Funds have similar principal investment strategies.

Acquired Fund’s and Acquiring Fund’s Net Assets as of June 30, 2012

The table below shows the net assets of the Acquired Fund, the Acquiring Fund, pro forma adjustments and the pro forma combined net assets assuming the reorganization is completed as of June 30, 2012.

Acquired Fund’s Net Assets	Acquiring Fund’s Net Assets	Pro Forma Adjustments	Pro Forma Combined Net Assets
$168,408,163	$219,207,799	$(123,000)	$387,492,962

Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined funds as if the Reorganization had taken place on July 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and the Acquiring Fund, and have been prepared in accordance with U.S. generally accepted accounting principles, which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Total Pro Forma Combined Fund Expenses Before Reorganization		$3,274,126

Increase (decrease) in expense
Management fees	$(71,389)
Administrative services fee	19,102
Directors/Trustee compensation	(15,004)
Shareholder servicing costs	—
Custodian fee	20,474
Printing	13,871
Audit and tax fees	—
Legal fees	695
Miscellaneous	12,108
Distribution/12b-1 fee – Service Class	—
Reduction of expenses by investment adviser	(81,672)

Total increase (decrease) in expense		(101,815)

Total Pro Forma Combined Fund Expenses After Reorganization		$3,172,311

As noted in the table below, upon consummation of the reorganization, the Pro Forma Combined Fund’s net expense ratios calculated on a pro forma basis are estimated to be equal to both share classes as compared to the current expense ratios for the corresponding classes of Acquired Fund. With respect to Acquiring Fund, it is estimated that the net expense ratios for both share classes will decrease by 5 basis points as a result of the transaction.

Annual Total Operating Expenses1

Twelve Months Ended June 30, 2012

	Acquired Fund	Acquiring Fund	Pro Forma Combined Fund[2]
Initial Class	0.75%	0.80%	0.75%
Service Class	1.00%	1.05%	1.00%

[1]	Expenses computed for the twelve-month period ended June 30, 2012.
[2]	Assumes that the reorganization occurred on the first day of the twelve-month period ended June 30, 2012.

Accounting Policies

No accounting policies will change as a result of the Reorganization.

Reorganization Costs

The fees and expenses associated with the proposed reorganization, including the estimated portfolio repositioning costs described in the Joint Prospectus/Proxy Statement in the section entitled “Overview-Additional Information”, are estimated to be approximately $211,125. MFS, the Acquiring Funds’ investment adviser, has agreed to pay the Acquired Fund’s reasonable costs associated with the Reorganization (other than fees and expenses associated with repositioning the Acquired Fund’s portfolio in connection with the Reorganization). The Acquiring Fund will bear its own fees and expenses associated with the Reorganization, which are estimated to be $32,000. The Acquired Fund will bear the brokerage commissions and other transaction costs associated with repositioning the Acquired Fund’s portfolio holdings in connection with the Reorganization. These fees and expenses are estimated to be approximately $91,000. The repositioning costs will be borne by the Acquired Fund and its shareholders. The fees and expenses that MFS has agreed to pay in connection with the Reorganization are estimated to be approximately $88,125.

Capital Loss Carryforwards

At December 31, 2011, the Acquired Fund and Acquiring Fund had a capital loss carryforward of $0 and $48,005,452, respectively. Utilization of capital loss carryforwards of the Acquired Fund will be subject to limitations because of an ownership change. Because of these limitations, the capital losses of the Acquired Fund may expire without being utilized. Additionally, for five years beginning after the Closing Date of the Reorganization, the Acquiring Fund will not be allowed to offset certain pre-Reorganization built-in gains attributable to the one Fund (if any) with capital loss carryforwards attributable to the other Fund.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

EASY VOTING OPTIONS:
VOTE ON THE INTERNET Log on to: [ ] Follow the on-screen instructions available 24 hours

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PROXY	SUN CAPITAL ADVISERS TRUST One Sun Life Executive Park Wellesley Hills, MA 02481	PROXY
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 26, 2012

The signer of this proxy card hereby appoints John T. Donnelly, Lena Metelitsa and Maura A. Murphy and each of them separately, proxies, with power of substitution, and hereby authorizes them to represent, and to vote, as designated on the reverse side, at the Special Meeting of Shareholders of Sun Capital Advisers Trust, on November 26, 2012 at 11:00 a.m., Eastern time, and at any adjournments thereof, all of the shares of the Fund(s) that the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSALS. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSALS ON THE REVERSE SIDE.

YOUR VOTE IS IMPORTANT. WE WOULD APPRECIATE YOU PROMPTLY VOTING, SIGNING AND RETURNING THE ENCLOSED PROXY, WHICH WILL HELP AVOID THE ADDITIONAL EXPENSE OF A SECOND SOLICITATION FOR YOUR FUND(S). THE ENCLOSED ADDRESSED ENVELOPE REQUIRES NO POSTAGE AND IS PROVIDED FOR YOUR CONVENIENCE.

VOTE VIA THE INTERNET: [ ] VOTE VIA THE TELEPHONE: [ ]
[999 9999 9999 999]
Note: Please sign exactly as your name appears on this proxy card. All joint owners should sign. When signing as executor, administrator, attorney, trustee, corporate officer, guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer’s office. If a partnership, sign in the partnership name.

Signature

Signature (if held jointly)

Date

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

FUND(S)

[ ]

PLEASE SIGN, DATE AND RETURN YOUR

PROXY CARD TODAY

Please detach at perforation before mailing.

WHEN THIS PROXY IS PROPERLY EXECUTED, THE SHARES REPRESENTED HEREBY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSALS SET FORTH BELOW.

PLEASE MARK A BOX BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ¢

THE TRUSTEES UNANIMOUSLY RECOMMEND A VOTE “FOR” EACH PROPOSAL LISTED BELOW

ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (an “Agreement”) by and between Sun Capital Advisers Trust, on behalf of SC WMC Large Cap Growth Fund, SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund, SC Invesco Small Cap Growth Fund, Sun Capital Investment Grade Bond Fund, SC PIMCO Total Return Fund, SC Lord Abbett Growth & Income Fund and SC PIMCO High Yield Fund (each, an “Acquired Fund” and, together, the “Acquired Funds”), and MFS Variable Insurance Trust, a Massachusetts business trust, on behalf of MFS Growth Series, MFS Research Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Research Bond Series and MFS Value Series (each, an “Acquiring Fund”), or MFS Variable Insurance Trust II, a Massachusetts business trust, on behalf of MFS High Yield Portfolio (an “Acquiring Fund” and, together with each other Acquiring Fund, the “Acquiring Funds”), providing for the transfer of assets to and the assumption of liabilities of each Acquired Fund by the applicable Acquiring Fund in exchange solely for shares of beneficial interest of the applicable Acquiring Fund, and the distribution of Acquiring Fund shares to the shareholders of the applicable Acquired Fund in complete liquidation and termination of each Acquired Fund.

1.	Approval of an Agreement providing for the reorganization of SC WMC Large Cap Growth Fund into MFS Growth Series. (Only shareholders of SC WMC Large Cap Growth Fund will vote on Proposal 1.)	FOR ☐	AGAINST ☐	ABSTAIN ☐

2.	Approval of an Agreement providing for the reorganization of SC Davis Venture Value Fund into MFS Research Series. (Only shareholders of SC Davis Venture Value Fund will vote on Proposal 2.)	FOR ☐	AGAINST ☐	ABSTAIN ☐

3.	Approval of an Agreement providing for the reorganization of SC WMC Blue Chip Mid Cap Fund into MFS Mid Cap Growth Series. (Only shareholders of SC WMC Blue Chip Mid Cap Fund will vote on Proposal 3.)	FOR ☐	AGAINST ☐	ABSTAIN ☐

4.	Approval of an Agreement providing for the reorganization of SC Invesco Small Cap Growth Fund into MFS New Discovery Series. (Only shareholders of SC Invesco Small Cap Growth Fund will vote on Proposal 4.)	FOR ☐	AGAINST ☐	ABSTAIN ☐

5.	Approval of an Agreement providing for the reorganization of Sun Capital Investment Grade Bond Fund into MFS Research Bond Series. (Only shareholders of Sun Capital Investment Grade Bond Fund will vote on Proposal 5.)	FOR ☐	AGAINST ☐	ABSTAIN ☐

6.	Approval of an Agreement providing for the reorganization of SC PIMCO Total Return Fund into MFS Research Bond Series. (Only shareholders of SC PIMCO Total Return Fund will vote on Proposal 6.)	FOR ☐	AGAINST ☐	ABSTAIN ☐

7.	Approval of an Agreement providing for the reorganization of SC Lord Abbett Growth & Income Fund into MFS Value Series. (Only shareholders of SC Lord Abbett Growth & Income Fund will vote on Proposal 7.)	FOR ☐	AGAINST ☐	ABSTAIN ☐

8.	Approval of an Agreement providing for the reorganization of SC PIMCO High Yield Fund into MFS High Yield Portfolio. (Only shareholders of SC PIMCO High Yield Fund will vote on Proposal 8.)	FOR ☐	AGAINST ☐	ABSTAIN ☐

ITEM 2. To transact such other business as may properly come before the Meeting and any adjournment(s) thereof.

PLEASE SIGN ON THE OTHER SIDE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE

EVERY CONTRACT OWNER’S VOTING INSTRUCTION IS IMPORTANT!

EASY VOTING OPTIONS:
VOTE ON THE INTERNET Log on to: [ ] Follow the on-screen instructions available 24 hours

VOTE BY TELEPHONE Call [ ] Follow the recorded instructions available 24 hours

VOTE BY MAIL Vote, sign and date your Voting Instruction Card and return the postage-paid envelope

Please detach at perforation before mailing.

VOTING INSTRUCTION	SUN CAPITAL ADVISERS TRUST One Sun Life Executive Park Wellesley Hills, MA 02481	VOTING INSTRUCTION
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 26, 2012

[Insurance Company Name (Separate Account Name)]

I hereby instruct the above referenced insurance company to vote, as indicated on the back of this form, the shares of the Fund(s) to which I am entitled to give instructions at the Special Meeting of Shareholders of Sun Capital Advisers Trust to be held on November 26, 2012, at 11:00 a.m. E.T. at One Sun Life Executive Park, Wellesley, Massachusetts 02481 and any adjournments thereof (the “Special Meeting”).

The insurance company will follow voting instructions provided on a properly executed voting instruction form. If you sign without otherwise indicating a vote on a Proposal, the insurance company will vote “FOR” such Proposal. As to any other matter that may properly come before the Special Meeting, this voting instruction card grants discretionary power to the insurance company to vote upon such other matter in accordance with its judgment. If you fail to return this voting instruction card or return it unsigned, the insurance company will transmit voting instructions for all shares attributable to your account value in proportion to all voting instructions for the Fund(s) actually received from contract owners in the separate account. The undersigned hereby acknowledges receipt of the Notice of Special Meeting and the combined Prospectus/Proxy Statement, and revokes any voting instruction heretofore given with respect to the Special Meeting.

VOTE VIA THE INTERNET: [ ] VOTE VIA THE TELEPHONE: [ ]
[999 9999 9999 999]
Note: Please sign exactly as your name appears on this voting instruction card. All joint owners should sign. When signing as executor, administrator, attorney, trustee, corporate officer, guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer’s office. If a partnership, sign in the partnership name.

Signature

Signature (if held jointly)

Date

EVERY CONTRACT OWNER’S VOTING INSTRUCTION IS IMPORTANT

FUND(S)

[ ]

PLEASE SIGN, DATE AND RETURN YOUR

VOTING INSTRUCTION CARD TODAY

Please detach at perforation before mailing.

WHEN THIS VOTING INSTRUCTION IS PROPERLY EXECUTED, THE SHARES REPRESENTED HEREBY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS VOTING INSTRUCTION WILL BE VOTED FOR THE PROPOSALS SET FORTH BELOW.

PLEASE MARK A BOX BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ¢

THE TRUSTEES UNANIMOUSLY RECOMMEND A VOTE “FOR” EACH PROPOSAL LISTED BELOW

ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (an “Agreement”) by and between Sun Capital Advisers Trust, on behalf of SC WMC Large Cap Growth Fund, SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund, SC Invesco Small Cap Growth Fund, Sun Capital Investment Grade Bond Fund, SC PIMCO Total Return Fund, SC Lord Abbett Growth & Income Fund and SC PIMCO High Yield Fund (each, an “Acquired Fund” and, together, the “Acquired Funds”), and MFS Variable Insurance Trust, a Massachusetts business trust, on behalf of MFS Growth Series, MFS Research Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Research Bond Series and MFS Value Series (each, an “Acquiring Fund”), or MFS Variable Insurance Trust II, a Massachusetts business trust, on behalf of MFS High Yield Portfolio (an “Acquiring Fund” and, together with each other Acquiring Fund, the “Acquiring Funds”), providing for the transfer of assets to and the assumption of liabilities of each Acquired Fund by the applicable Acquiring Fund in exchange solely for shares of beneficial interest of the applicable Acquiring Fund, and the distribution of Acquiring Fund shares to the shareholders of the applicable Acquired Fund in complete liquidation and termination of each Acquired Fund.

1.	Approval of an Agreement providing for the reorganization of SC WMC Large Cap Growth Fund into MFS Growth Series. (Only shareholders of SC WMC Large Cap Growth Fund will vote on Proposal 1.)	FOR ☐	AGAINST ☐	ABSTAIN ☐

2.	Approval of an Agreement providing for the reorganization of SC Davis Venture Value Fund into MFS Research Series. (Only shareholders of SC Davis Venture Value Fund will vote on Proposal 2.)	FOR ☐	AGAINST ☐	ABSTAIN ☐

3.	Approval of an Agreement providing for the reorganization of SC WMC Blue Chip Mid Cap Fund into MFS Mid Cap Growth Series. (Only shareholders of SC WMC Blue Chip Mid Cap Fund will vote on Proposal 3.)	FOR ☐	AGAINST ☐	ABSTAIN ☐

4.	Approval of an Agreement providing for the reorganization of SC Invesco Small Cap Growth Fund into MFS New Discovery Series. (Only shareholders of SC Invesco Small Cap Growth Fund will vote on Proposal 4.)	FOR ☐	AGAINST ☐	ABSTAIN ☐

5.	Approval of an Agreement providing for the reorganization of Sun Capital Investment Grade Bond Fund into MFS Research Bond Series. (Only shareholders of Sun Capital Investment Grade Bond Fund will vote on Proposal 5.)	FOR ☐	AGAINST ☐	ABSTAIN ☐

6.	Approval of an Agreement providing for the reorganization of SC PIMCO Total Return Fund into MFS Research Bond Series. (Only shareholders of SC PIMCO Total Return Fund will vote on Proposal 6.)	FOR ☐	AGAINST ☐	ABSTAIN ☐

7.	Approval of an Agreement providing for the reorganization of SC Lord Abbett Growth & Income Fund into MFS Value Series. (Only shareholders of SC Lord Abbett Growth & Income Fund will vote on Proposal 7.)	FOR ☐	AGAINST ☐	ABSTAIN ☐

8.	Approval of an Agreement providing for the reorganization of SC PIMCO High Yield Fund into MFS High Yield Portfolio. (Only shareholders of SC PIMCO High Yield Fund will vote on Proposal 8.)	FOR ☐	AGAINST ☐	ABSTAIN ☐

ITEM 2. To transact such other business as may properly come before the Meeting and any adjournment(s) thereof.

PLEASE SIGN ON THE OTHER SIDE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE

MFS VARIABLE INSURANCE TRUST

On behalf of

MFS® Growth Series

MFS® Mid Cap Growth Series

MFS® New Discovery Series

MFS® Research Bond Series

MFS® Research Series

MFS® Value Series

(each a “Fund,” collectively the “Funds”)

PART C

OTHER INFORMATION

Item 15. Indemnification

The Trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser and distributor will be insured as of the effective date of this Registration Statement under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Reference is hereby made to (a) Section 5.3 of the Registrant’s Declaration of Trust; (b) Article 6 of the Investment Advisory Agreement between the Registrant, on behalf of each of its series, and Massachusetts Financial Services Company and (c) Section 9 of the Shareholder Servicing Agent Agreement between the Registrant and MFS Service Center, Inc.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits:

1	(a) Amended and Restated Declaration of Trust, dated December 16, 2004. (9)

(b)	Amendment dated February 9, 2005, to the Amended and Restated Declaration of Trust dated December 16, 2004, to establish and designate MFS Research International Series. (9)

(c)	Amendment dated April 29, 2005 to Amended and Restated Declaration of Trust dated December 16, 2004, — Redesignation of MFS Bond Series as MFS Research Bond Series. (10)

(d)	Amendment, dated April 27, 2007, to the Amended and Restated Declaration of Trust dated December 16, 2004, — Redesignation of Series for MFS Core Equity Series. (15)

(e)	Amendment, dated April 16, 2008, to the Amended and Restated Declaration of Trust dated December 16, 2004—Redesignation of Series for MFS Growth Series. (15)

(f)	Amendment, dated July 31, 2009, to the Amended and Restated Declaration of Trust dated December 16, 2004 – Termination of MFS Money Market Series. (4)

2	(a) Master Amended and Restated By-Laws, dated January 1, 2002, as revised through August 22, 2007. (12)

(b)	Appendix A, as revised June 19, 2012, to the Master Amended and Restated By-Laws, dated January 1, 2002, as revised through August 22, 2007. (20)

3	Not Applicable.

4	Form of Agreement and Plan of Reorganization: included as Exhibit A to Joint Prospectus/Proxy Statement set forth in Part A to the Registration Statement on Form N-14; filed herewith.

5	Copies of instruments defining the rights of shareholders, including the relevant portions of: the Amended and Restated Declaration of Trust, dated December 16, 2004, as amended through July 31, 2009 (see Section 6.2), and the Amended and Restated By-Laws, dated as of August 22, 2007 (see Article III). (13)

6	(a) Investment Advisory Agreement for the Trust, dated January 1, 2002. (11)

(b)	Exhibits as revised February 22, 2005 to the Investment Advisory Agreement dated January 2, 2002, to include MFS Research International Series. (10)

(c)	Amendment, dated as of January 1, 2009, to the Investment Advisory Agreement, dated January 1, 2002 on behalf of MFS Core Equity Series, MFS Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Research Bond Series, MFS Research Series, MFS Strategic Income Series, MFS Total Return Series, MFS Utilities Series and MFS Value Series. (18)

7	Distribution Agreement between Registrant and MFS Fund Distributors, Inc. (f/k/a Massachusetts Investors Services, Inc.) (“MFD”), dated April 14, 1994. (2)

8	Not Applicable.

9	(a) Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006. (8)

(b)	Appendix A, as of December 15, 2011, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006. (21)

(c)	Fund Accounting Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006. (8)

(d)	Appendix A, as of December 15, 2011, to the Fund Accounting Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006. (21)

10	(a) Service Class Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective April 26, 2000. (7)

(b)	Schedule A, as revised through July 31, 2009, to the Service Class Distribution Plan for MFS Variable Insurance Trust. (22)

(c)	Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 effective April 26, 2000, as amended and restated February 26, 2008. (15)

11	Opinion of Susan A. Pereira, including consent, dated August 28, 2012; filed herewith.

12	(a) Form of opinion of Ropes & Gray LLP as to tax matters, filed herein.

(b)	Consent of Ropes & Gray LLP, dated August 28, 2012; filed herein.

13	(a) Shareholder Servicing Agent Agreement between Registrant and MFS Service Center, dated April 14, 1994. (2)

(b)	Exhibit A, as revised January 1, 1995, to the Shareholder Servicing Agent Agreement between Registrant and MFS Service Center. (3)

(c)	Amendment (Massachusetts Privacy Provision), dated February 15, 2011, to the Shareholder Servicing Agent Agreement, dated April 14, 1994. (22)

(d)	Master Administrative Services Agreement, dated March 1, 1997, as amended and restated January 1, 2008. (1)

(e)	Amendment (Massachusetts Privacy Provision), dated February 15, 2011, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated January 1, 2008. (6)

(f)	Exhibit A and Exhibit D, as revised July 17, 2012, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated January 1, 2008. (17)

14	Consent of Deloitte & Touche LLP, dated August 27, 2012; filed herewith.

15	Not Applicable.

16	(a) Power of Attorney, dated August 15, 2012 (Trustees); filed herewith.

(b)	Power of Attorney, dated August 15, 2012 (John M. Corcoran and David L. DiLorenzo); filed herewith.

17	(a) MFS Growth Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Research Bond Series, MFS Research Series, and MFS Value Series Initial Class and Service Class Prospectuses and Statement of Additional Information, dated April 29, 2012. (14)

(b)	MFS Growth Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Research Bond Series, MFS Research Series, and MFS Value Series Annual Reports to Shareholders for the fiscal year end December 31, 2011. (5)

(c)	MFS Growth Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Research Bond Series, MFS Research Series, and MFS Value Series Semiannual Reports to Shareholders for the period ended June 30, 2012. (19)

(d)	Sun Capital Advisers Trust’s Initial Class and Service Class Prospectuses and Statement of Additional Information, dated May 1, 2012. (24)

(e)	Sun Capital Advisers Trust’s Annual Report to Shareholders for the fiscal year end December 31, 2011. (23)

(f)	Sun Capital Advisers Trust’s Semi-Annual Report to Shareholders for the period ended June 30, 2012. (16)

(1)	Incorporated by reference to MFS Series Trust II (File Nos. 33-7637 and 811-4775) Post-Effective Amendment No. 40 (Exhibit (h)(4)) filed with the SEC via EDGAR on March 27, 2008.
(2)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 (Exhibits (6) and (9)(a)) filed with the SEC via EDGAR on October 26, 1995.
(3)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 (Exhibits (8)(b))filed with the SEC via EDGAR on April 30, 2003.
(4)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 29 (Exhibit (a)(5)) filed with the SEC via EDGAR on February 26, 2010.
(5)	Incorporated by reference to Registrant’s Form N-CSR filed with the SEC via EDGAR on March 5, 2012.
(6)	Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 78 (Exhibit (h)(6)) filed with the SEC via EDGAR on March 25, 2011.
(7)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 15 (Exhibit (13)) filed with the SEC via EDGAR on February 23, 2001.
(8)	Incorporated by reference to MFS Series Trust I (file Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 52 (Exhibit (7)(a) and 7(b)) filed with the SEC via EDGAR on January 29, 2007.
(9)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 20 (Exhibit (1)(a) and (1)(b)) filed with the SEC via EDGAR on February 10, 2005.
(10)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 (Exhibit (1)(c) and (4)(b)) filed with the SEC via EDGAR on April 26, 2005.
(11)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 (Exhibit (4)) filed with the SEC via EDGAR on February 25, 2002.
(12)	Incorporated by reference to MFS Series Trust XV (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 28 (Exhibit (2)(a)) filed with the SEC via EDGAR on August 24, 2007.
(13)	Amended and Restated Declaration of Trust, dated December 16, 2004, as amended through July 31, 2009, incorporated by reference to Post-Effective Amendment No. 20 (Exhibit (1)(a)) to the Registrant’s Registration Statement filed with the SEC via EDGAR on February 10, 2005; Amended and Restated By-Laws, dated January 1, 2002, as revised June 23, 2004 incorporated by reference to MFS Series Trust XV (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 28 (Exhibit (2)(a)) filed with the SEC via EDGAR on August 24, 2007.
(14)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 33 (Part A and Part B) filed with the SEC via EDGAR on April 26, 2012.

(15)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 27 (Exhibit (a)(3), (a)(4), and (n)) filed with the SEC via EDGAR on April 28, 2008.
(16)	Incorporated by reference to Sun Capital Advisers Trust N-CSRS filed with the SEC via EDGAR on August 27, 2012.
(17)	Incorporated by reference to MFS Series Trust XII (File Nos. 333-126328 and 811-21780) Post-Effective Amendment No. 27 (Exhibit (h)(5)) filed with the SEC via EDGAR on August 15, 2012.
(18)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 28 (Exhibit (d)(3)) filed with the SEC via EDGAR on April 29, 2009.
(19)	Incorporated by reference to Registrant’s Form N-CSRS filed with the SEC via EDGAR on August 22, 2012.
(20)	Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 50 (Exhibit (b)(2)) filed with the SEC via EDGAR on June 29, 2012.
(21)	Incorporated by reference to MFS Series Trust XI (File Nos. 33-68310 and 811-7992) Post-Effective Amendment No. 33 (Exhibit (g)(2) and (g)(4))filed with the SEC via EDGAR on January 26, 2012.
(22)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 31 (Exhibit (h)(3) and (m)(2)) filed with the SEC via EDGAR on April 28, 2011.
(23)	Incorporated by reference to Sun Capital Advisers Trust N-CSR filed with the SEC via EDGAR on March 6, 2012.
(24)	Incorporated by reference to Sun Capital Advisers Trust Post-Effective Amendment No. 32 (Part A and Part B) filed with the SEC via EDGAR on April 27, 2012.

Item 17. Undertakings

(a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c) The undersigned Registrant agrees to file an executed copy of an opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 28th day of August 2012.

MFS VARIABLE INSURANCE TRUST

By:	JOHN M. CORCORAN*
Name:	John M. Corcoran
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on August 28, 2012.

SIGNATURE	TITLE

JOHN M. CORCORAN*	President (Principal Executive Officer)
John M. Corcoran

DAVID L. DILORENZO*	Principal Financial and Accounting Officer
David L. DiLorenzo

ROBERT E. BUTLER*	Trustee
Robert E. Butler

MAUREEN R. GOLDFARB*	Trustee
Maureen R. Goldfarb

DAVID H. GUNNING*	Trustee
David H. Gunning

WILLIAM R. GUTOW*	Trustee
William R. Gutow

MICHAEL HEGARTY*	Trustee
Michael Hegarty

JOHN P. KAVANAUGH*	Trustee
John P. Kavanaugh

ROBERT J. MANNING*	Trustee
Robert J. Manning

J. DALE SHERRATT*	Trustee
J. Dale Sherratt

LAURIE J. THOMSEN*	Trustee
Laurie J. Thomsen

ROBERT W. UEK*	Trustee
Robert W. Uek

*By:	SUSAN S. NEWTON
Name:	Susan S. Newton
as Attorney-in-fact

Executed by Susan S. Newton on behalf of those indicated pursuant to a Power of Attorney, dated August 15, 2012 (Trustees) and a Power of Attorney, dated August 15, 2012 (Corcoran) (DiLorenzo); filed herewith.

INDEX TO EXHIBITS

EXHIBIT NO.		DESCRIPTION OF EXHIBIT

4		Form of Agreement and Plan of Reorganization; included as Exhibit A to Joint Prospectus/Proxy Statement set forth in Part A to the Registration Statement on Form N-14.

11		Opinion of Susan A. Pereira, including consent, dated August 28, 2012.

12	(a)	Form of Opinion of Ropes & Gray LLP as to tax matters.

	(b)	Consent of Ropes & Gray LLP, dated August 28, 2012.

14		Consent of Deloitte & Touche LLP, dated August 27, 2012.

16	(a)	Power of Attorney (Trustees), dated August 15, 2012.

	(b)	Power of Attorney (John M. Corcoran and David L. DiLorenzo), dated August 15, 2012.